                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-0816
                                     -------------------------------------------

                       AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     4500 MAIN STREET, KANSAS CITY, MISSOURI                 64111
--------------------------------------------------------------------------------
    (Address of principal executive offices)              (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                     ---------------------------

Date of fiscal year end:          10-31
                             --------------------------------------------------

Date of reporting period:         04-30-2006
                             --------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy and airplane]

APRIL 30, 2006

Ultra(reg.sm) Fund

[american century investments logo and text logo]

ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Ultra Fund for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
Fortune magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.              /s/James E. Stowers III
      James E. Stowers, Jr.                 James E. Stowers III
      FOUNDER                               CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Mark Mallon]

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year, providing fuel for a dose of investor enthusiasm that pushed U.S. broad market indices to solid gains in the 6-month period ended April 30, 2006.

As measured in gross domestic product (GDP), U.S. economic growth slowed to 1.7%
in the fourth quarter of 2005 as energy supply interruptions caused by hurricanes Rita and Katrina -- and a corresponding spike in oil and natural gas prices -- filtered through the economy. Other temporary business and employment disruptions caused by those two storms further muted economic vitality in the final months of 2005.

By January 2006, however, economic growth reaccelerated, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Not even rising commodity prices and rising interest rates halted the momentum, with GDP growth of 5.3% in the first quarter of 2006 more than tripling the rate of the previous quarter.

The surge in many commodity values gave the Federal Reserve one reason to keep its string of interest rate hikes intact, even though broader inflation remained modest. The Fed boosted its short-term rate target to 4.75% in the period with four consecutive quarter-point increases.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout the period, even after short-term interest rates briefly surpassed long-term yields in the final week of 2005.

Such yield-curve inversions historically presage a recession. But long-term yields finally inched upward in early 2006, with the benchmark 10-year Treasury note topping the 5% level for the first time in four years.

Investors normally disdain rising 10-year yields. Nevertheless, equity markets surged, and as they have since 1999, stocks with smaller capitalizations once more set the pace. But large-cap returns outperformed in the period's final month, when gasoline prices again crept to near $3 per gallon.

Growth stocks also found more favor. Among small- and mid-cap stocks, returns on growth issues surpassed returns for value stocks in the 6-month period.
Large-cap growth continued languishing behind large-cap value, though, with the latter garnering substantial support from energy conglomerates riding record profits and surging share prices.

SIX-MONTH TOTAL RETURNS AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                   9.64%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                   10.24%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                         10.02%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

Ultra - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                            --------------------------------
                                                 AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------
                                                                   SINCE       INCEPTION
                      6 MONTHS(1)   1 YEAR   5 YEARS   10 YEARS   INCEPTION      DATE
----------------------------------------------------------------------------------------
INVESTOR CLASS           3.15%      10.09%    0.56%      6.40%     13.04%       11/2/81
----------------------------------------------------------------------------------------
RUSSELL 1000
GROWTH INDEX(2)          7.06%      15.18%   -0.76%      6.21%     11.51%(3)       --
----------------------------------------------------------------------------------------
S&P 500 INDEX(2)         9.64%      15.42%    2.70%      8.94%     13.30%(3)       --
----------------------------------------------------------------------------------------
Institutional Class      3.21%      10.30%    0.77%       --        5.85%      11/14/96
----------------------------------------------------------------------------------------
Advisor Class            3.01%       9.80%    0.29%       --        5.77%       10/2/96
----------------------------------------------------------------------------------------
C Class                  2.65%       9.00%     --         --        2.63%      10/29/01
----------------------------------------------------------------------------------------
R Class                  2.89%       9.53%     --         --        6.67%(4)    8/29/03
----------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 10/31/81, the date nearest the Investor Class's inception for which data are available.

(4) Class return would have been lower if the class had not received partial reimbursement of its distribution and service fee.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
3

Ultra - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
--------------------------------------------------------------------------------------------------
                  1997    1998    1999    2000    2001      2002    2003     2004    2005    2006
--------------------------------------------------------------------------------------------------
Investor Class   10.69%  39.75%  25.52%  27.06%  -26.70%   -9.83%  -14.79%  21.64%  -0.07%  10.09%
--------------------------------------------------------------------------------------------------
Russell 1000
Growth Index     22.06%  42.09%  26.53%  27.58%  -32.25%  -20.10%  -14.35%  21.65%   0.40%  15.18%
--------------------------------------------------------------------------------------------------
S&P 500 Index    25.13%  41.07%  21.82%  10.13%  -12.97%  -12.63%  -13.31%  22.88%   6.34%  15.42%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Ultra - Portfolio Commentary

PORTFOLIO MANAGERS: BRUCE WIMBERLY, JERRY SULLIVAN AND WADE SLOME

American Century Ultra gained 3.15%* during the six months ended April 30, 2006, which trailed the 7.06% return of its benchmark, the Russell 1000 Growth Index, and the S&P 500 Index's 9.64% return.

Over the long term, Ultra has proved its worth. During the past 5- and 10- year periods, the portfolio's gains have surpassed those of both its benchmark and the Lipper Large-Cap Growth Funds Index** measuring its peers.

SURGING CYCLICALS

In the latest 6-month period, Ultra's orientation toward companies with consistent, above-average growth did not match the market's preference for firms with traditionally cyclical profits. The portfolio scaled back positions in many cyclical companies throughout 2005 because management believed further share price increases would accrue at a heightened level of risk.

In particular, the fund's lower weight in industrial companies hindered the portfolio's relative performance. For the 6-month period, that sector ranked third in performance among all sectors in the benchmark. Today, management believes that stock prices in many industrial companies excessively reflect their probable future profits.

CHALLENGES IN TECHNOLOGY, HEALTH CARE

Technology and health care stocks -- areas that normally compose a large portion of Ultra's holdings -- also negatively impacted Ultra's relative performance.

In the health care sector, equipment suppliers and biotech holdings underperformed the benchmark during the period. Equipment suppliers have struggled recently amid concerns about Medicare reimbursement rates for certain orthopedic procedures and medical devices. Biotech companies had strong full-year returns but lackluster performance in the recent period.

Several high-profile technology companies made the portfolio's list of leading detractors. Dell lost 18% of its market value as the company's efforts to revive sales resulted in lower margins and lower profits. Shares of Amazon.com, eBay and Yahoo! also fell as they encoun-

TOP TEN HOLDINGS AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                       3.7%                  3.3%
--------------------------------------------------------------------------------
First Data Corp.                            3.3%                  2.7%
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd. ADR                         3.0%                  2.6%
--------------------------------------------------------------------------------
eBay Inc.                                   3.0%                  2.9%
--------------------------------------------------------------------------------
Electronic Arts Inc.                        2.9%                  2.0%
--------------------------------------------------------------------------------
Yahoo! Inc.                                 2.8%                  1.7%
--------------------------------------------------------------------------------
International
Game Technology                             2.7%                  2.1%
--------------------------------------------------------------------------------
UnitedHealth
Group Incorporated                          2.7%                  2.5%
--------------------------------------------------------------------------------
QUALCOMM Inc.                               2.6%                  1.7%
--------------------------------------------------------------------------------
Apollo Group Inc. Cl A                      2.5%                  2.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

**The Lipper Large-Cap Growth Funds Index returned 17.74%, -1.01% and 5.64% for the 1-, 5- and 10- year periods ended April 30, 2006, respectively.

(continued)

------
5

Ultra - Portfolio Commentary

tered mounting revenue and competition concerns. Those four stocks, on average, composed 10% of Ultra's portfolio during the period.

One of the portfolio's top five overweight positions, Apollo Group, ranked second only to eBay among Ultra's worst relative performers. The parent company of the for-profit University of Phoenix, Apollo reported declining quarterly profits in March 2006, two months after the unexpected resignation of its chief executive. Its shares fell 13% in the 6-month period. Nevertheless, Ultra's management remains confident that rising enrollment rates will help Apollo rebound in the second half of 2006.

FINDING STRENGTH IN FINANCIALS

Financial stocks accounted for about 40% of Ultra's positive total return in the period, as the portfolio maintained an advantageous and substantial overweight in the sector. Positions in diversified financial services and capital markets worked particularly well. The latter benefited from renewed investment interest in stocks that boosted trading volumes and broad market returns, primarily in early 2006.

Meanwhile, International Game Technology led Ultra's list of individual performers as its shares rallied 44%. The world's biggest slot machine maker constituted one of Ultra's five leading average overweight positions on an individual basis. The company reported strong fiscal second-quarter earnings near the end of the period and raised its profit outlook through 2007. Its optimism reflects rising global demand for gaming machines -- exemplifying the type of secular growth Ultra's management finds especially appealing.

INVESTMENT PHILOSOPHY

Ultra's management team invests in companies it expects will sustain above-average growth rates over time. The portfolio's managers seek industry leaders with competitive advantages, strong management and a solid financial picture that can support growth. The team believes investments in such firms will generate long-term benefits for investors.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Internet Software
& Services                                  8.5%                  2.7%
--------------------------------------------------------------------------------
IT Services                                 7.8%                  7.4%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                   7.1%                  5.5%
--------------------------------------------------------------------------------
Specialty Retail                            6.4%                  5.2%
--------------------------------------------------------------------------------
Software                                    6.1%                  5.3%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                      91.6%                 93.4%
--------------------------------------------------------------------------------
Foreign Common Stocks                        7.3%                  5.7%
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                       98.9%                 99.1%
--------------------------------------------------------------------------------
Temporary
Cash Investments                             1.2%                  0.9%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(1)                         (0.1)%                 --(2)
--------------------------------------------------------------------------------

(1) Includes collateral received for securities lending and other assets and liabilities.

(2) Category is less than 0.05% of total net assets.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------
                                                         EXPENSES PAID
                          BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                         ACCOUNT VALUE   ACCOUNT VALUE     11/1/05 -        EXPENSE
                            11/1/05         4/30/06          4/30/06        RATIO*
------------------------------------------------------------------------------------
ULTRA SHAREHOLDER FEE EXAMPLE
------------------------------------------------------------------------------------
ACTUAL
------------------------------------------------------------------------------------
Investor Class              $1,000        $1,031.50          $4.94           0.98%
------------------------------------------------------------------------------------
Institutional Class         $1,000        $1,032.10          $3.93           0.78%
------------------------------------------------------------------------------------
Advisor Class               $1,000        $1,030.10          $6.19           1.23%
------------------------------------------------------------------------------------
C Class                     $1,000        $1,026.50          $9.95           1.98%
------------------------------------------------------------------------------------
R Class                     $1,000        $1,028.90          $7.45           1.48%
------------------------------------------------------------------------------------
HYPOTHETICAL
------------------------------------------------------------------------------------
Investor Class              $1,000        $1,019.93          $4.91           0.98%
------------------------------------------------------------------------------------
Institutional Class         $1,000        $1,020.93          $3.91           0.78%
------------------------------------------------------------------------------------
Advisor Class               $1,000        $1,018.70          $6.16           1.23%
------------------------------------------------------------------------------------
C Class                     $1,000        $1,014.98          $9.89           1.98%
------------------------------------------------------------------------------------
R Class                     $1,000        $1,017.46          $7.40           1.48%
------------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Ultra - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.9%

AIR FREIGHT & LOGISTICS -- 3.1%
--------------------------------------------------------------------------------
      992,000    C.H. Robinson Worldwide Inc.(1)                  $     43,995
--------------------------------------------------------------------------------
      673,000    Expeditors International of
                 Washington, Inc.(1)                                    57,616
--------------------------------------------------------------------------------
    1,712,000    FedEx Corporation                                     197,103
--------------------------------------------------------------------------------
    3,650,000    United Parcel Service, Inc. Cl B                      295,905
--------------------------------------------------------------------------------
                                                                       594,619
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.7%
--------------------------------------------------------------------------------
    4,695,000    Amgen Inc.(2)                                         317,851
--------------------------------------------------------------------------------
    2,439,000    Genentech, Inc.(1)(2)                                 194,413
--------------------------------------------------------------------------------
                                                                       512,264
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.8%
--------------------------------------------------------------------------------
    1,539,000    Goldman Sachs Group, Inc. (The)                       246,686
--------------------------------------------------------------------------------
      961,000    Legg Mason, Inc.                                      113,859
--------------------------------------------------------------------------------
    2,183,000    T. Rowe Price Group Inc.                              183,787
--------------------------------------------------------------------------------
                                                                       544,332
--------------------------------------------------------------------------------

CHEMICALS -- 0.8%
--------------------------------------------------------------------------------
    1,775,000    Monsanto Co.                                          148,035
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.1%
--------------------------------------------------------------------------------
    3,111,000    Wells Fargo & Co.                                     213,695
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 3.5%
--------------------------------------------------------------------------------
    8,682,000    Cisco Systems Inc.(2)                                 181,888
--------------------------------------------------------------------------------
    9,605,000    QUALCOMM Inc.                                         493,121
--------------------------------------------------------------------------------
                                                                       675,009
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 2.4%
--------------------------------------------------------------------------------
    1,072,000    Apple Computer, Inc.(2)                                75,458
--------------------------------------------------------------------------------
   14,797,000    Dell Inc.(2)                                          387,681
--------------------------------------------------------------------------------
                                                                       463,139
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.4%
--------------------------------------------------------------------------------
    8,624,000    SLM Corporation                                       456,037
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES -- 3.0%
--------------------------------------------------------------------------------
    8,822,000    Apollo Group Inc. Cl A(1)(2)(3)                       482,034
--------------------------------------------------------------------------------
    1,981,000    Weight Watchers
                 International, Inc.(1)                                 97,762
--------------------------------------------------------------------------------
                                                                       579,796
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.0%
--------------------------------------------------------------------------------
      436,000    Chicago Mercantile Exchange
                 Holdings Inc.(1)                                      199,687
--------------------------------------------------------------------------------
    1,760,000    McGraw-Hill
                 Companies, Inc. (The)                                  97,962
--------------------------------------------------------------------------------
    1,551,000    Moody's Corp.(1)                                       96,178
--------------------------------------------------------------------------------
                                                                       393,827
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 0.8%
--------------------------------------------------------------------------------
    2,253,000    Schlumberger Ltd.                                     155,772
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 5.8%
--------------------------------------------------------------------------------
    1,985,000    Costco Wholesale Corporation                     $    108,044
--------------------------------------------------------------------------------
   15,649,000    Wal-Mart Stores, Inc.                                 704,674
--------------------------------------------------------------------------------
    5,523,000    Walgreen Co.(1)                                       231,579
--------------------------------------------------------------------------------
    1,613,000    Whole Foods Market, Inc.(1)                            99,006
--------------------------------------------------------------------------------
                                                                     1,143,303
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
    1,571,000    Wm. Wrigley Jr. Co.                                    73,946
--------------------------------------------------------------------------------
      392,750    Wm. Wrigley Jr. Co. Cl B(1)                            18,499
--------------------------------------------------------------------------------
                                                                        92,445
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 5.7%
--------------------------------------------------------------------------------
    4,571,000    Boston Scientific Corp.(1)(2)                         106,230
--------------------------------------------------------------------------------
    1,762,000    Fisher Scientific
                 International(1)(2)                                   124,309
--------------------------------------------------------------------------------
    6,018,000    Medtronic, Inc.(1)                                    301,623
--------------------------------------------------------------------------------
    2,253,000    St. Jude Medical, Inc.(2)                              88,948
--------------------------------------------------------------------------------
    3,920,000    Stryker Corp.                                         171,500
--------------------------------------------------------------------------------
    1,771,000    Varian Medical
                 Systems, Inc.(1)(2)                                    92,765
--------------------------------------------------------------------------------
    3,282,000    Zimmer Holdings Inc.(1)(2)                            206,438
--------------------------------------------------------------------------------
                                                                     1,091,813
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 3.6%
--------------------------------------------------------------------------------
      634,000    Express Scripts, Inc.(1)(2)                            49,541
--------------------------------------------------------------------------------
    2,179,000    Quest Diagnostics Inc.                                121,436
--------------------------------------------------------------------------------
   10,347,000    UnitedHealth Group Incorporated                       514,659
--------------------------------------------------------------------------------
                                                                       685,636
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 7.1%
--------------------------------------------------------------------------------
    8,072,000    Carnival Corporation                                  377,931
--------------------------------------------------------------------------------
    2,334,000    Cheesecake Factory Inc.(1)(2)                          73,661
--------------------------------------------------------------------------------
      326,000    Chipotle Mexican
                 Grill Inc. Cl A(1)(2)                                  17,014
--------------------------------------------------------------------------------
   13,692,000    International Game Technology                         519,337
--------------------------------------------------------------------------------
   34,684,000    PartyGaming plc ORD                                    95,242
--------------------------------------------------------------------------------
    1,987,000    PF Chang's
                 China Bistro, Inc.(1)(2)(3)                            84,666
--------------------------------------------------------------------------------
    5,380,000    Starbucks Corporation(2)                              200,513
--------------------------------------------------------------------------------
                                                                     1,368,364
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
    1,459,000    D.R. Horton, Inc.                                      43,799
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
    2,917,000    Procter & Gamble Co. (The)                            169,799
--------------------------------------------------------------------------------

INSURANCE -- 5.1%
--------------------------------------------------------------------------------
    4,219,000    Aflac Inc.                                            200,571
--------------------------------------------------------------------------------
    1,919,000    Ambac Financial Group, Inc.                           158,049
--------------------------------------------------------------------------------
        3,068    Berkshire Hathaway Inc. Cl A(1)(2)                    273,052
--------------------------------------------------------------------------------
       92,706    Berkshire Hathaway Inc. Cl B(1)(2)                    273,668
--------------------------------------------------------------------------------
      808,000    Progressive Corp. (The)                                87,692
--------------------------------------------------------------------------------
                                                                       993,032
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
9

Ultra - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 2.2%
--------------------------------------------------------------------------------
   11,978,000    Amazon.com, Inc.(1)(2)                           $    421,745
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 8.5%
--------------------------------------------------------------------------------
    1,650,000    Digital River Inc.(1)(2)                               71,841
--------------------------------------------------------------------------------
   16,858,000    eBay Inc.(2)                                          580,085
--------------------------------------------------------------------------------
      742,000    Google Inc. Cl A(2)                                   310,111
--------------------------------------------------------------------------------
    5,950,000    VeriSign, Inc.(1)(2)                                  139,944
--------------------------------------------------------------------------------
   16,197,000    Yahoo! Inc.(2)                                        530,938
--------------------------------------------------------------------------------
                                                                     1,632,919
--------------------------------------------------------------------------------

IT SERVICES -- 7.8%
--------------------------------------------------------------------------------
    6,659,000    Accenture Ltd. Cl A                                   193,577
--------------------------------------------------------------------------------
    5,547,000    Checkfree Corp.(1)(2)(3)                              298,817
--------------------------------------------------------------------------------
   13,226,000    First Data Corp.                                      630,749
--------------------------------------------------------------------------------
    9,511,000    Paychex, Inc.                                         384,149
--------------------------------------------------------------------------------
                                                                     1,507,292
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 1.2%
--------------------------------------------------------------------------------
    4,199,000    Target Corporation                                    222,967
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.4%
--------------------------------------------------------------------------------
    2,012,000    Zebra Technologies Corp.
                 Cl A(1)(2)                                             79,856
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 4.3%
--------------------------------------------------------------------------------
    2,050,000    Apache Corp.                                          145,653
--------------------------------------------------------------------------------
    1,987,000    EnCana Corp.                                           99,449
--------------------------------------------------------------------------------
    4,896,000    Exxon Mobil Corp.                                     308,839
--------------------------------------------------------------------------------
    1,225,000    Kinder Morgan, Inc.                                   107,825
--------------------------------------------------------------------------------
    1,883,000    Suncor Energy Inc.(1)                                 161,448
--------------------------------------------------------------------------------
                                                                       823,214
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
    3,830,000    Avon Products, Inc.(1)(2)                             124,896
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.4%
--------------------------------------------------------------------------------
    2,511,000    Abraxis BioScience Inc.(1)(2)                          78,444
--------------------------------------------------------------------------------
   14,348,000    Teva Pharmaceutical
                 Industries Ltd. ADR(1)                                581,094
--------------------------------------------------------------------------------
                                                                       659,538
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 3.1%
--------------------------------------------------------------------------------
   48,533,000    ARM Holdings plc ORD                                  120,231
--------------------------------------------------------------------------------
    1,944,000    KLA-Tencor Corp.(1)                                    93,623
--------------------------------------------------------------------------------
    4,826,000    Maxim Integrated Products, Inc.                       170,165
--------------------------------------------------------------------------------
    5,656,000    Microchip Technology Inc.                             210,743
--------------------------------------------------------------------------------
                                                                       594,762
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

SOFTWARE -- 6.1%
--------------------------------------------------------------------------------
    1,636,000    Adobe Systems Inc.(2)                            $     64,131
--------------------------------------------------------------------------------
    9,852,000    Electronic Arts Inc.(1)(2)                            559,593
--------------------------------------------------------------------------------
    1,095,000    Intuit Inc.(2)                                         59,316
--------------------------------------------------------------------------------
    5,610,000    Microsoft Corporation                                 135,482
--------------------------------------------------------------------------------
    1,894,000    NAVTEQ Corp.(1)(2)                                     78,639
--------------------------------------------------------------------------------
    3,300,000    Red Hat Inc.(1)(2)                                     96,987
--------------------------------------------------------------------------------
    1,617,000    Salesforce.com Inc.(1)(2)                              56,676
--------------------------------------------------------------------------------
    7,581,000    Symantec Corp.(2)                                     124,177
--------------------------------------------------------------------------------
                                                                     1,175,001
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 6.4%
--------------------------------------------------------------------------------
    8,842,000    Bed Bath & Beyond Inc.(2)                             339,092
--------------------------------------------------------------------------------
    9,182,000    Carmax, Inc.(1)(2)(3)                                 324,216
--------------------------------------------------------------------------------
    5,302,000    Lowe's Companies, Inc.                                334,291
--------------------------------------------------------------------------------
    8,655,000    PETsMART, Inc.(1)(3)                                  239,397
--------------------------------------------------------------------------------
                                                                     1,236,996
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 1.4%
--------------------------------------------------------------------------------
    1,599,000    Countrywide
                 Financial Corporation                                  65,015
--------------------------------------------------------------------------------
    2,813,000    Golden West Financial Corp.(1)                        202,171
--------------------------------------------------------------------------------
                                                                       267,186
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $14,005,529)                                                  19,071,088
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.2%

Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by
various U.S. Treasury obligations,
6.875% - 8.75%, 8/15/20 - 8/15/25,
valued at $67,327), in a joint trading
account at 4.65%, dated 4/28/06, due 5/1/06
(Delivery value $66,126)                                                66,100
--------------------------------------------------------------------------------

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by
various U.S. Treasury obligations,
1.875%, 7/15/13, valued at $162,423),
in a joint trading account at 4.66%,
dated 4/28/06, due 5/1/06
(Delivery value $159,162)                                              159,100
--------------------------------------------------------------------------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $225,200)                                                        225,200
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) -- 4.7%

REPURCHASE AGREEMENTS -- 4.7%
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S.
Government Agency obligations in
a pooled account at the lending agent),
4.79%, dated 4/28/06, due 5/1/06
(Delivery value $100,040)                                              100,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

------
10

Ultra - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

                              ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S.
Government Agency obligations in
a pooled account at the lending agent),
4.89%, dated 4/28/06, due 5/1/06
(Delivery value $210,086)                                         $    210,000
--------------------------------------------------------------------------------

Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.77%,
dated 4/28/06, due 5/1/06
(Delivery value $200,080)                                              200,000
--------------------------------------------------------------------------------

Repurchase Agreement, Citigroup Global
Markets Inc., (collateralized by various
U.S. Government Agency obligations in
a pooled account at the lending agent),
4.77%, dated 4/28/06, due 5/1/06
(Delivery value $300,119)                                              300,000
--------------------------------------------------------------------------------

                              ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------

Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.875%,
dated 4/28/06, due 5/1/06
(Delivery value $92,823)                                          $     92,785
--------------------------------------------------------------------------------

TOTAL COLLATERAL RECEIVED  FOR SECURITIES LENDING
(Cost $902,785)                                                        902,785
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 104.8%
(Cost $15,133,514)                                                  20,199,073
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (4.8)%                               (928,804)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $ 19,270,269
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                     ($ IN THOUSANDS)
     Contracts to Sell      Settlement Date     Value     Unrealized Gain (Loss)
--------------------------------------------------------------------------------
  59,509,348  GBP for USD      5/31/2006       $108,445          $(2,148)
                                              ==================================

(Value on Settlement Date $106,297)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future
 -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Security, or a portion thereof, was on loan as of April 30, 2006.

(2) Non-income producing.

(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 5 in
    Notes to Financial Statements for a summary of transactions for each company which is or was an affiliate at or during the six months ended April 30,
    2006.)

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 6 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities -- unaffiliated,
at value (cost of $12,614,757) --
including $691,242 of securities on loan                            $17,867,158
------------------------------------------------------------
Investment securities -- affiliated,
at value (cost of $1,615,972) -- including
$181,927 of securities on loan                                        1,429,130
------------------------------------------------------------
Investments made with cash collateral received
for securities on loan, at value
(cost of $902,785)                                                      902,785
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $15,133,514)                                       20,199,073
------------------------------------------------------------
Receivable for investments sold                                          36,994
------------------------------------------------------------
Receivable for capital shares sold                                          408
------------------------------------------------------------
Dividends and interest receivable                                         7,672
--------------------------------------------------------------------------------
                                                                     20,244,147
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for securities on loan                  902,785
------------------------------------------------------------
Disbursements in excess of demand deposit cash                           31,286
------------------------------------------------------------
Payable for investments purchased                                        21,795
------------------------------------------------------------
Payable for forward foreign currency exchange contracts                   2,148
------------------------------------------------------------
Accrued management fees                                                  15,624
------------------------------------------------------------
Distribution fees payable                                                   124
------------------------------------------------------------
Service fees (and distribution fees -- R Class) payable                     116
--------------------------------------------------------------------------------
                                                                        973,878
--------------------------------------------------------------------------------

NET ASSETS                                                          $19,270,269
================================================================================

See Notes to Financial Statements.                                  (continued)

------
12

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                             $13,717,333
------------------------------------------------------------
Accumulated net investment loss                                         (14,157)
------------------------------------------------------------
Undistributed net realized gain on investment
and foreign currency transactions
503,661
------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                     5,063,432
--------------------------------------------------------------------------------
                                                                    $19,270,269
================================================================================

INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                      $17,310,178,710
------------------------------------------------------------
Shares outstanding                                                  579,028,135
------------------------------------------------------------
Net asset value per share                                                $29.90
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets  $1,404,627,202
------------------------------------------------------------
Shares outstanding                                                   46,463,749
------------------------------------------------------------
Net asset value per share                                                $30.23
--------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                         $540,613,848
------------------------------------------------------------
Shares outstanding                                                   18,345,326
------------------------------------------------------------
Net asset value per share                                                $29.47
--------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                           $4,676,717
------------------------------------------------------------
Shares outstanding                                                      162,978
------------------------------------------------------------
Net asset value per share                                                $28.70
--------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $10,172,777
------------------------------------------------------------
Shares outstanding                                                      344,256
------------------------------------------------------------
Net asset value per share                                                $29.55
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------
Dividends (including $4,507 from affiliates
and net of foreign taxes withheld of $346)                          $    83,062
---------------------------------------------------------
Interest                                                                  5,032
---------------------------------------------------------
Securities lending                                                          584
--------------------------------------------------------------------------------
                                                                         88,678
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                          99,908
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                                             764
---------------------------------------------------------
  C Class                                                                    20
---------------------------------------------------------
Service fees:
---------------------------------------------------------
  Advisor Class                                                             764
---------------------------------------------------------
  C Class                                                                     7
---------------------------------------------------------
Distribution and service fees -- R Class                                     25
---------------------------------------------------------
Directors' fees and expenses                                                157
---------------------------------------------------------
Other expenses                                                               41
--------------------------------------------------------------------------------
                                                                        101,686
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                            (13,008)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
and foreign currency transactions
(including $26,277 from affiliates)                                     982,481
---------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets
and liabilities in foreign currencies                                  (285,759)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                 696,722
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $   683,714
================================================================================

See Notes to Financial Statements.

------
14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2006          2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                         $   (13,008)   $    19,579
--------------------------------------------------
Net realized gain (loss)                                 982,481      2,243,496
--------------------------------------------------
Change in net unrealized
appreciation (depreciation)                             (285,759)      (769,938)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                683,714      1,493,137
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
--------------------------------------------------
  Investor Class                                         (22,728)            --
--------------------------------------------------
  Institutional Class                                     (4,891)            --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                (27,619)            --
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                       (2,403,845)    (2,985,926)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (1,747,750)    (1,492,789)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   21,018,019     22,510,808
--------------------------------------------------------------------------------
End of period                                        $19,270,269    $21,018,019
================================================================================

Accumulated undistributed
net investment income (loss)                            $(14,157)       $26,470
================================================================================

See Notes to Financial Statements.

------
15

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues this objective by investing primarily in equity securities. The fund generally invests in equity securities of large companies, but may invest in companies of any size. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the C Class and the R Class. The C Class
may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

(continued)

------
16

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
17

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                           INVESTOR,
                            C & R           INSTITUTIONAL         ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $5 billion            1.000%             0.800%             0.750%
--------------------------------------------------------------------------------
Next $5 billion             0.990%             0.790%             0.740%
--------------------------------------------------------------------------------
Next $5 billion             0.980%             0.780%             0.730%
--------------------------------------------------------------------------------
Next $5 billion             0.970%             0.770%             0.720%
--------------------------------------------------------------------------------
Next $5 billion             0.950%             0.750%             0.700%
--------------------------------------------------------------------------------
Next $5 billion             0.900%             0.700%             0.650%
--------------------------------------------------------------------------------
Over $30 billion            0.800%             0.600%             0.550%
--------------------------------------------------------------------------------

The effective annual management fee for each class of the fund for the six months ended April 30, 2006 was 0.98%, 0.78%, 0.73%, 0.98% and 0.98% for the
Investor Class, Institutional Class, Advisor Class, C Class and R Class,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                     C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended April 30, 2006, are detailed in the Statement of
Operations.

(continued)

------
18

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2006, were $2,664,631 and $5,110,336, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                         SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                                      3,500,000
================================================================================
Sold                                                      18,745    $   568,030
-----------------------------------------------
Issued in reinvestment of distributions                      700         21,649
-----------------------------------------------
Redeemed                                                 (91,750)    (2,773,395)
--------------------------------------------------------------------------------
Net increase (decrease)                                  (72,305)   $(2,183,716)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                                      3,500,000
================================================================================
Sold                                                      41,530    $ 1,184,069
-----------------------------------------------
Redeemed                                                (152,379)    (4,366,071)
--------------------------------------------------------------------------------
Net increase (decrease)                                 (110,849)   $(3,182,002)
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                                        200,000
================================================================================
Sold                                                       6,986      $ 212,083
-----------------------------------------------
Issued in reinvestment of distributions                      151          4,743
-----------------------------------------------
Redeemed                                                 (10,387)      (317,302)
--------------------------------------------------------------------------------
Net increase (decrease)                                   (3,250)     $(100,476)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                                        200,000
================================================================================
Sold                                                      21,128      $ 615,833
-----------------------------------------------
Redeemed                                                  (9,862)      (284,976)
--------------------------------------------------------------------------------
Net increase (decrease)                                   11,266      $ 330,857
================================================================================

(continued)

------
19

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                           SHARES      AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                                         100,000
================================================================================
Sold                                                        2,236     $  66,725
-----------------------------------------------
Redeemed                                                   (6,252)     (186,891)
--------------------------------------------------------------------------------
Net increase (decrease)                                    (4,016)    $(120,166)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                                         300,000
================================================================================
Sold                                                        7,767     $ 219,363
-----------------------------------------------
Redeemed                                                  (12,891)     (358,139)
--------------------------------------------------------------------------------
Net increase (decrease)                                    (5,124)    $(138,776)
================================================================================

C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                                         100,000
================================================================================
Sold                                                           16       $   460
-----------------------------------------------
Redeemed                                                      (53)       (1,544)
--------------------------------------------------------------------------------
Net increase (decrease)                                       (37)      $(1,084)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                                         100,000
================================================================================
Sold                                                           73       $ 2,036
-----------------------------------------------
Redeemed                                                      (56)       (1,563)
--------------------------------------------------------------------------------
Net increase (decrease)                                        17       $   473
================================================================================

R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                                          50,000
================================================================================
Sold                                                          115       $ 3,445
-----------------------------------------------
Redeemed                                                      (62)       (1,848)
--------------------------------------------------------------------------------
Net increase (decrease)                                        53       $ 1,597
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                                          50,000
================================================================================
Sold                                                          188       $ 5,384
-----------------------------------------------
Redeemed                                                      (65)       (1,862)
--------------------------------------------------------------------------------
Net increase (decrease)                                       123       $ 3,522
================================================================================

(continued)

------
20

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended April 30, 2006 follows:

--------------------------------------------------------------------------------------------------------------------
                              SHARE BALANCE  PURCHASE     SALES    REALIZED    DIVIDEND        APRIL 30,
2006
                                10/31/05       COST       COST    GAIN (LOSS)   INCOME   SHARE BALANCE  MARKET VALUE
--------------------------------------------------------------------------------------------------------------------
Apollo Group Inc. Cl A(1)(2)    7,599,000    $ 74,095   $   --      $  --        $ --       8,822,000    $  482,034
----------------------------
Carmax, Inc.(1)(2)              8,328,000      23,087       --         --          --       9,182,000
324,216
----------------------------
Checkfree Corp.(1)(2)           6,813,000       --        40,184     20,443        --       5,547,000
298,817
----------------------------
International Game
Technology(3)                  16,671,000      19,603    126,267      5,834       3,988    13,692,000
519,337
----------------------------
PETsMART, Inc.(1)               7,529,000      28,168       --         --           519     8,655,000
239,397
----------------------------
PF Chang's China
Bistro, Inc.(1)(2)                875,000      55,503       --         --          --       1,987,000
84,666
--------------------------------------------------------------------------------------------------------------------
                                             $200,456   $166,451    $26,277      $4,507                  $1,948,467
====================================================================================================================

(1) Security, or a portion thereof, was on loan as of April 30, 2006.

(2) Non-income producing.

(3) Company was not an affiliate at April 30, 2006.

6. SECURITIES LENDING

As of April 30, 2006, securities in the fund valued at $873,169 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$902,785. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

7. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a $500 million unsecured bank line of credit agreement with JPMCB, which was renewed from $575 million effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2006.

(continued)

------
21

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                     $20,192,139
================================================================================
Gross tax appreciation of investments                               $ 3,525,204
-----------------------------------------------------------
Gross tax depreciation of investments                                (3,518,270)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $     6,934
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2005, the fund had accumulated capital losses of $437,175, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $255,914 and $181,261 expire in 2010 and 2011, respectively.

------
22

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------------------------------
                                                                  INVESTOR CLASS
--------------------------------------------------------------------------------------------------------
                                             2006(1)    2005      2004      2003      2002       2001
--------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $29.02    $27.17    $26.01    $21.83    $25.09     $41.45
--------------------------------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
  Net Investment Income (Loss)(2)             (0.02)     0.02     (0.05)    (0.02)     0.06      (0.06)
----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                       0.94      1.83      1.21      4.26     (3.32)    (11.89)
--------------------------------------------------------------------------------------------------------
  Total From Investment Operations             0.92      1.85      1.16      4.24     (3.26)    (11.95)
--------------------------------------------------------------------------------------------------------
Distributions
----------------------------------------
  From Net Investment Income                  (0.04)      --        --      (0.06)      --         --
----------------------------------------
  From Net Realized Gains                       --        --        --        --        --       (4.41)
--------------------------------------------------------------------------------------------------------
  Total Distributions                         (0.04)      --        --      (0.06)      --       (4.41)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $29.90    $29.02    $27.17    $26.01    $21.83     $25.09
========================================================================================================
  TOTAL RETURN(3)                              3.15%     6.81%     4.46%    19.50%   (12.99)%   (31.44)%

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                       0.98%(4)     0.99%     0.99%     1.00%      0.99%      0.98%
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                     (0.13)%(4)     0.09%   (0.20)%   (0.09)%      0.24%    (0.18)%
----------------------------------------
Portfolio Turnover Rate                          13%       33%       34%       82%        92%        86%
----------------------------------------
Net Assets, End of Period (in millions)      $17,310   $18,904   $20,708   $21,341    $18,616    $24,560
--------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
23

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
-------------------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------
                                          2006(1)      2005        2004      2003     2002      2001
-------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $29.38      $27.44      $26.22    $22.02   $25.24    $41.65
-------------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)           0.01        0.07        --(3)     0.02     0.11      0.01
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.94        1.87        1.22      4.29    (3.33)   (11.94)
-------------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.95        1.94        1.22      4.31    (3.22)   (11.93)
-------------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.10)        --          --      (0.11)     --        --
-------------------------------------
  From Net Realized Gains                    --          --          --        --       --      (4.48)
-------------------------------------------------------------------------------------------------------
  Total Distributions                      (0.10)        --          --      (0.11)     --      (4.48)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $30.23      $29.38      $27.44    $26.22   $22.02    $25.24
=======================================================================================================
  TOTAL RETURN(4)                           3.21%       7.07%       4.65%    19.66%  (12.76)%  (31.25)%

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.78%(5)       0.79%       0.79%     0.80%     0.79%     0.78%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets             0.07%(5)       0.29%       0.00%     0.11%     0.44%     0.02%
-------------------------------------
Portfolio Turnover Rate                       13%         33%         34%       82%       92%       86%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $1,404,627  $1,460,343  $1,055,145  $822,333  $556,316  $593,436
-------------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
24

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
----------------------------------------------------------------------------------------------------
                                                               ADVISOR CLASS
----------------------------------------------------------------------------------------------------
                                          2006(1)    2005      2004      2003      2002      2001
----------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $28.61    $26.85    $25.77    $21.62    $24.92    $41.23
----------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          (0.06)    (0.05)    (0.12)    (0.08)     --(3)    (0.13)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.92      1.81      1.20      4.24     (3.30)   (11.87)
----------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.86      1.76      1.08      4.16     (3.30)   (12.00)
----------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                 --        --        --      (0.01)      --        --
-------------------------------------
  From Net Realized Gains                    --        --        --        --        --      (4.31)
----------------------------------------------------------------------------------------------------
  Total Distributions                        --        --        --      (0.01)      --      (4.31)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $29.47    $28.61    $26.85    $25.77    $21.62    $24.92
====================================================================================================
  TOTAL RETURN(4)                           3.01%     6.55%     4.19%    19.24%   (13.24)%  (31.69)%

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.23%(5)     1.24%     1.24%     1.25%      1.24%     1.23%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           (0.38)%(5)   (0.16%)   (0.45)%   (0.34)%    (0.01)%   (0.43)%
-------------------------------------
Portfolio Turnover Rate                       13%       33%       34%       82%        92%       86%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $540,614  $639,792  $738,032  $643,144   $391,968  $437,024
----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
25

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------------------------
                                                                C CLASS
--------------------------------------------------------------------------------------------------
                                          2006(1)   2005     2004     2003     2002       2001(2)
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $27.96   $26.44   $25.57   $21.59   $25.09      $25.53
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(3)          (0.16)   (0.26)   (0.32)   (0.26)   (0.19)       --(4)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    0.90     1.78     1.19     4.24    (3.31)      (0.44)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations          0.74     1.52     0.87     3.98    (3.50)      (0.44)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $28.70   $27.96   $26.44   $25.57   $21.59      $25.09
==================================================================================================
  TOTAL RETURN(5)                           2.65%    5.75%    3.40%   18.43%  (13.95)%     (1.72)%

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.98%(6)    1.99%    1.99%    2.00%     1.99%    1.99%(6)
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           (1.13)%(6)  (0.91%)  (1.20)%  (1.09)%   (0.76)%  (3.10)%(6)
-------------------------------------
Portfolio Turnover Rate                       13%      33%      34%      82%       92%      86%(7)
-------------------------------------
Net Assets, End of Period
(in thousands)                             $4,677   $5,601   $4,836   $2,232      $502         $95
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) October 29, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
26

Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
------------------------------------------------------------------------------------------
                                                                R CLASS
------------------------------------------------------------------------------------------
                                               2006(1)       2005      2004        2003(2)
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $28.72       $27.01    $25.99       $24.87
------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(3)               (0.10)       (0.12)    (0.22)       (0.04)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)        0.93         1.83      1.24         1.16
------------------------------------------------------------------------------------------
  Total From Investment Operations               0.83         1.71      1.02         1.12
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $29.55       $28.72    $27.01       $25.99
==========================================================================================
  TOTAL RETURN(4)                                2.89%        6.33%     3.92%        4.50%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                         1.48%(5)     1.44%(6)     1.49%     1.50%(5)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                       (0.63)%(5)   (0.36%)(6)   (0.70)%   (0.81)%(5)
------------------------------------------
Portfolio Turnover Rate                            13%          33%       34%       82%(7)
------------------------------------------
Net Assets, End of Period (in thousands)       $10,173       $8,367    $4,545           $3
------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) August 29, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the year ended October 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.49% and (0.41)%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
27

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, Advisor Class, C Class and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class, C Class and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
28

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
29

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER LARGE-CAP GROWTH FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Large Cap Growth fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.sm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
30

Notes

------
31

Notes

------
32

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                 COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0606
SH-SAN-49693S

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

American Century Investments
SEMIANNUAL REPORT

APRIL 30, 2006

[photo of boy and airplane]

Growth Fund
Focused Growth Fund
Heritage Fund
Vista(reg.sm) Fund

[american century investments logo and text logo]

GROWTH FUND

FOCUSED GROWTH FUND

HERITAGE FUND

VISTA FUND

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Growth, Focused Growth, Heritage and Vista funds for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site,
americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Mark Mallon]

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year, providing fuel for a dose of investor enthusiasm that pushed U.S. broad market indices to solid gains in the 6-month period ended April 30, 2006.

As measured in gross domestic product (GDP), U.S. economic growth slowed to 1.7%
in the fourth quarter of 2005 as energy supply interruptions caused by hurricanes Rita and Katrina -- and a corresponding spike in oil and natural gas prices -- filtered through the economy. Other temporary business and employment disruptions caused by those two storms further muted economic vitality in the final months of 2005.

By January 2006, however, economic growth reaccelerated, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Not even rising commodity prices and rising interest rates halted the momentum, with GDP growth of 5.3% in the first quarter of 2006 more than tripling the rate of the previous quarter.

The surge in many commodity values gave the Federal Reserve one reason to keep its string of interest rate hikes intact, even though broader inflation remained modest. The Fed boosted its short-term rate target to 4.75% in the period with four consecutive quarter-point increases.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout the period, even after short-term interest rates briefly surpassed long-term yields in the final week of 2005.

Such yield-curve inversions historically presage a recession. But long-term yields finally inched upward in early 2006, with the benchmark 10-year Treasury note topping the 5% level for the first time in four years.

Investors normally disdain rising 10-year yields. Nevertheless, equity markets surged, and as they have since 1999, stocks with smaller capitalizations once more set the pace. But large-cap returns outperformed in the period's final month, when gasoline prices again crept to near $3 per gallon.

Growth stocks also found more favor. Among small- and mid-cap stocks, returns on growth issues surpassed returns for value stocks in the 6-month period.
Large-cap growth continued languishing behind large-cap value, though, with the latter garnering substantial support from energy conglomerates riding record profits and surging share prices.

SIX-MONTH TOTAL RETURNS
AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 9.64%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                 10.24%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       10.02%
--------------------------------------------------------------------------------

(1) Total returns less than one year are not annualized.

------
2

Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                            -----------------------------
                                               AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------
                                                                  SINCE       INCEPTION
                    6 MONTHS(1)  1 YEAR      5 YEARS  10 YEARS  INCEPTION       DATE
----------------------------------------------------------------------------------------
INVESTOR CLASS        6.65%      13.10%      -0.13%     6.82%     14.79%      6/30/71(2)
----------------------------------------------------------------------------------------
RUSSELL 1000
GROWTH INDEX(3)       7.06%      15.18%      -0.76%     6.21%      N/A(4)       --
----------------------------------------------------------------------------------------
Institutional
Class                 6.72%      13.29%       0.09%      --        5.04%      6/16/97
----------------------------------------------------------------------------------------
Advisor Class         6.51%      12.81%      -0.42%      --        5.18%       6/4/97
----------------------------------------------------------------------------------------
C Class               6.14%      11.95%        --        --        0.98%     11/28/01
----------------------------------------------------------------------------------------
R Class               6.38%      12.53%        --        --        8.99%      8/29/03
----------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the investment advisor's implementation of its current investment philosophy and practices.

(3) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Benchmark began 12/29/78.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                     (continued)

------
3

Growth - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
-------------------------------------------------------------------------------------------------
                 1997    1998    1999    2000     2001     2002     2003    2004   2005    2006
-------------------------------------------------------------------------------------------------
Investor Class  13.30%  44.50%  24.48%  32.16%  -27.72%  -15.05%  -16.33%  17.74%  4.99%  13.10%
-------------------------------------------------------------------------------------------------
Russell 1000
Growth Index    22.06%  42.09%  26.53%  27.58%  -32.25%  -20.10%  -14.35%  21.65%  0.40%  15.18%
-------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Growth - Portfolio Commentary

PORTFOLIO MANAGERS: PRESCOTT LEGARD AND GREGORY WOODHAMS

Growth returned 6.65%* during the six months ended April 30, 2006. The portfolio underperformed its benchmark, the Russell 1000 Growth Index, which gained 7.06%.
However, it edged out the 6.56%** return of the Lipper Large-Cap Growth Funds
Index, a measure of the performance of leading large growth funds.

Growth's longer-term performance remained solid, with average annual returns in excess of its benchmark and the Lipper index for the five- and 10-year periods ended in April (see page 3 for more detailed performance comparisons). The biggest contributors to Growth's performance relative to its benchmark were the consumer staples, information technology, and materials sectors. Much of
Growth's underperformance relative to its benchmark stemmed from stock selection in the health care and consumer discretionary sectors.

ADDING PERFORMANCE

Growth's strongest performance relative to its benchmark came from stock selection in the consumer staples sector. The largest contributor to performance was the avoidance of Wal-Mart, which has seen its growth rate decelerate. In addition, the fund held an overweight position in Archer-Daniels-Midland (ADM), which performed well during the period on the strength of its oilseed and corn processing businesses. Recently, ADM has drawn even more investor interest because it is a leading producer of ethanol, an alternative and additive to gasoline made from corn.

Information technology was another area of strength. Stock selection in semiconductors, including overweights in Broadcom (a leading chip manufacturer experiencing strong growth in wireless networking) and Freescale Semiconductor
(a spin-off from Motorola producing chips for a number of wireless and industrial applications) added the most value on an absolute basis. Coupled with an underweight to Intel, which performed poorly for the period, these three positions were among the largest contributors to relative returns as well.

Growth's performance also was lifted by stock selection in the materials

TOP TEN HOLDINGS
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
General Electric Co.                      4.2%                  4.5%
--------------------------------------------------------------------------------
Cisco Systems Inc.                        3.1%                   --
--------------------------------------------------------------------------------
PepsiCo, Inc.                             2.9%                  3.3%
--------------------------------------------------------------------------------
United Technologies Corp.                 2.5%                  1.8%
--------------------------------------------------------------------------------
Emerson Electric Co.                      2.4%                  0.7%
--------------------------------------------------------------------------------
United Parcel
Service, Inc. Cl B                        2.3%                  2.0%
--------------------------------------------------------------------------------
Textron Inc.                              2.3%                  1.6%
--------------------------------------------------------------------------------
Internal Business
Machines Corp.                            2.3%                   --
--------------------------------------------------------------------------------
Amgen Inc.                                2.0%                  2.7%
--------------------------------------------------------------------------------
QUALCOMM Inc.                             2.0%                  1.5%
--------------------------------------------------------------------------------

*  All fund returns referenced in this commentary are
   for Investor Class shares.Total returns for periods
   less than one year are not annualized.

** The Lipper Large-Cap Growth Funds Index returned
   17.74%, -1.01% and 5.64% for the one-, five- and
   10-year periods ended April 30, 2006, respectively.               (continued)

------
5

Growth - Portfolio Commentary

sector. The portfolio's materials holdings gained 30%, doubling the benchmark's
15% return in this sector. The biggest contributor in this space was Monsanto, an agricultural biotechnology company experiencing strong demand for its genetically engineered seeds, here and abroad.

Finally, our top absolute and relative contributor for the six months was
Schlumberger, a global oil-field-services provider benefiting from increased exploration for oil and gas given higher energy prices. That helped Schlumberger gain more than 50% for the six-month period.

HEALTH CARE, CONSUMER DISCRETIONARY DETRACT

Growth's return was negatively impacted by the health care sector. In particular, exposure to the biotechnology segment hurt performance for the six months, with Amgen and Genzyme both relative and absolute detractors.

In addition, several of the fund's holdings in the medical device area performed poorly, due in part to uncertainty over the outlook for sales of heart implant devices and Medicare reimbursement rates. St. Jude Medical, a leading provider of such devices, was among the portfolio's top detractors.

Stock selection in the consumer discretionary sector also hurt results compared with the benchmark. In particular, strong stock selection in textiles and apparel could not overcome the relative underweighting of hotels, restaurants, and the leisure industry, each of which performed well in the period.

A LARGE GROWTH FUND

In conclusion, the American Century Growth Fund continues to invest in large companies that are showing improving results. We believe that this strategy will be rewarded over long periods of time and provide relative out-performance to our shareholders.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                   87.9%                 94.9%
--------------------------------------------------------------------------------
Foreign Common Stocks*                    9.8%                  2.6%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      97.7%                 97.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.5%                  2.4%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           0.8%                  0.1%
--------------------------------------------------------------------------------

* Includes depositary shares and foreign ordinary shares.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
Industrial Conglomerates                  6.4%                  6.1%
--------------------------------------------------------------------------------
Communications
Equipment                                 6.0%                  3.1%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                5.8%                  5.4%
--------------------------------------------------------------------------------
IT Services                               5.5%                  2.4%
--------------------------------------------------------------------------------
Software                                  5.3%                  7.4%
--------------------------------------------------------------------------------

------
6

Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.7%

AEROSPACE & DEFENSE -- 4.9%
--------------------------------------------------------------------------------
          795,400   Boeing Co.                                       $   66,376
--------------------------------------------------------------------------------
          889,000   Rockwell Collins                                     50,851
--------------------------------------------------------------------------------
        1,952,600   United Technologies Corp.                           122,643
--------------------------------------------------------------------------------
                                                                        239,870
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 2.3%
--------------------------------------------------------------------------------
        1,411,300   United Parcel Service, Inc. Cl B                    114,414
--------------------------------------------------------------------------------

BEVERAGES -- 2.9%
--------------------------------------------------------------------------------
        2,428,400   PepsiCo, Inc.                                       141,430
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 4.1%
--------------------------------------------------------------------------------
        1,483,400   Amgen Inc.(1)                                       100,426
--------------------------------------------------------------------------------
          507,600   Genentech, Inc.(1)                                   40,461
--------------------------------------------------------------------------------
        1,046,800   Gilead Sciences, Inc.(1)                             60,191
--------------------------------------------------------------------------------
                                                                        201,078
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 2.5%
--------------------------------------------------------------------------------
          321,500   Bear Stearns Companies Inc. (The)                    45,817
--------------------------------------------------------------------------------
          322,900   Franklin Resources, Inc.                             30,068
--------------------------------------------------------------------------------
          275,800   Goldman Sachs Group, Inc. (The)                      44,208
--------------------------------------------------------------------------------
                                                                        120,093
--------------------------------------------------------------------------------

CHEMICALS -- 2.2%
--------------------------------------------------------------------------------
        1,004,500   Monsanto Co.                                         83,775
--------------------------------------------------------------------------------
          233,700   Potash Corp. of Saskatchewan                         22,127
--------------------------------------------------------------------------------
                                                                        105,902
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.0%
--------------------------------------------------------------------------------
        1,445,400   Wells Fargo & Co.                                    99,285
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 6.0%
--------------------------------------------------------------------------------
        3,262,800   CIENA Corporation(1)                                 13,345
--------------------------------------------------------------------------------
        7,170,000   Cisco Systems Inc.(1)                               150,211
--------------------------------------------------------------------------------
        1,528,800   Motorola, Inc.                                       32,640
--------------------------------------------------------------------------------
        1,949,600   QUALCOMM Inc.                                       100,092
--------------------------------------------------------------------------------
                                                                        296,288
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 4.7%
--------------------------------------------------------------------------------
        1,914,900   Brocade Communications System(1)                     11,796
--------------------------------------------------------------------------------
        4,557,700   EMC Corp.(1)                                         61,575
--------------------------------------------------------------------------------
        2,879,000   Hewlett-Packard Co.                                  93,480
--------------------------------------------------------------------------------
          255,800   Komag, Inc.(1)                                       10,754
--------------------------------------------------------------------------------
          616,700   QLogic Corp.(1)                                      12,834
--------------------------------------------------------------------------------
        1,566,300   Seagate Technology                                   41,601
--------------------------------------------------------------------------------
                                                                        232,040
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.7%
--------------------------------------------------------------------------------
          797,000   American Express Co.                                 42,887
--------------------------------------------------------------------------------
          454,700   Capital One Financial Corp.                          39,395
--------------------------------------------------------------------------------
                                                                         82,282
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.5%
--------------------------------------------------------------------------------
        1,591,000   Crown Holdings Inc.(1)                               25,504
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 4.7%
--------------------------------------------------------------------------------
          769,000   Cooper Industries, Ltd. Cl A                     $   70,325
--------------------------------------------------------------------------------
        1,397,100   Emerson Electric Co.                                118,684
--------------------------------------------------------------------------------
          891,200   Roper Industries Inc.                                42,296
--------------------------------------------------------------------------------
                                                                        231,305
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.5%
--------------------------------------------------------------------------------
          376,400   Itron Inc.(1)                                        25,238
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 2.5%
--------------------------------------------------------------------------------
          545,100   Cooper Cameron Corp.(1)                              27,386
--------------------------------------------------------------------------------
        1,343,400   Schlumberger Ltd.                                    92,883
--------------------------------------------------------------------------------
                                                                        120,269
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 3.2%
--------------------------------------------------------------------------------
        2,663,400   Archer-Daniels-Midland Co.                           96,788
--------------------------------------------------------------------------------
        1,209,600   General Mills, Inc.                                  59,682
--------------------------------------------------------------------------------
                                                                        156,470
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 5.8%
--------------------------------------------------------------------------------
          354,800   Alcon Inc.(1)                                        36,087
--------------------------------------------------------------------------------
        1,987,700   Baxter International, Inc.                           74,936
--------------------------------------------------------------------------------
        1,382,800   Becton Dickinson & Co.                               87,171
--------------------------------------------------------------------------------
          343,400   Cytyc Corp.(1)                                        8,877
--------------------------------------------------------------------------------
          303,200   DJ Orthopedics Inc.(1)                               12,055
--------------------------------------------------------------------------------
          851,300   Edwards Lifesciences Corporation(1)                  37,832
--------------------------------------------------------------------------------
          735,300   St. Jude Medical, Inc.(1)                            29,030
--------------------------------------------------------------------------------
                                                                        285,988
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.5%
--------------------------------------------------------------------------------
          619,500   Caremark Rx Inc.(1)                                  28,218
--------------------------------------------------------------------------------
          432,000   Express Scripts, Inc.(1)                             33,757
--------------------------------------------------------------------------------
          330,900   Sunrise Senior Living Inc.(1)                        12,309
--------------------------------------------------------------------------------
                                                                         74,284
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
          266,900   Newell Rubbermaid Inc.                                7,318
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.6%
--------------------------------------------------------------------------------
        1,341,700   Procter & Gamble Co. (The)                           78,100
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 6.4%
--------------------------------------------------------------------------------
        5,883,100   General Electric Co.                                203,495
--------------------------------------------------------------------------------
        1,246,700   Textron Inc.                                        112,141
--------------------------------------------------------------------------------
                                                                        315,636
--------------------------------------------------------------------------------

INSURANCE -- 2.1%
--------------------------------------------------------------------------------
        1,101,300   American International
                    Group, Inc.                                          71,860
--------------------------------------------------------------------------------
          476,000   Endurance Specialty
                    Holdings Ltd.                                        14,737
--------------------------------------------------------------------------------
          227,500   PartnerRe Ltd.                                       14,230
--------------------------------------------------------------------------------
                                                                        100,827
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 2.5%
--------------------------------------------------------------------------------
        1,347,400   eBay Inc.(1)                                     $   46,364
--------------------------------------------------------------------------------
          177,700   Google Inc. Cl A(1)                                  74,268
--------------------------------------------------------------------------------
                                                                        120,632
--------------------------------------------------------------------------------

IT SERVICES -- 5.5%
--------------------------------------------------------------------------------
        2,074,700   Accenture Ltd. Cl A                                  60,312
--------------------------------------------------------------------------------
        1,257,900   Ceridian Corp.(1)                                    30,479
--------------------------------------------------------------------------------
          884,300   Global Payments Inc.                                 41,942
--------------------------------------------------------------------------------
        1,351,900   International Business
                    Machines Corp.                                      111,315
--------------------------------------------------------------------------------
          854,800   VeriFone Holdings Inc.(1)                            26,465
--------------------------------------------------------------------------------
                                                                        270,513
--------------------------------------------------------------------------------

MEDIA -- 0.6%
--------------------------------------------------------------------------------
          506,100   Lamar Advertising Co. Cl A(1)                        27,830
--------------------------------------------------------------------------------

METALS & MINING -- 1.9%
--------------------------------------------------------------------------------
          501,900   Carpenter Technology                                 59,701
--------------------------------------------------------------------------------
          536,000   Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                             34,615
--------------------------------------------------------------------------------
                                                                         94,316
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 3.0%
--------------------------------------------------------------------------------
        1,027,300   J.C. Penney Co. Inc.                                 67,247
--------------------------------------------------------------------------------
        1,532,200   Target Corporation                                   81,360
--------------------------------------------------------------------------------
                                                                        148,607
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.7%
--------------------------------------------------------------------------------
          241,600   Anadarko Petroleum Corp.                             25,325
--------------------------------------------------------------------------------
          570,300   Occidental Petroleum Corp.                           58,592
--------------------------------------------------------------------------------
                                                                         83,917
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 3.2%
--------------------------------------------------------------------------------
        1,047,700   Novartis AG ORD                                      60,051
--------------------------------------------------------------------------------
          508,900   Novo Nordisk AS Cl B ORD                             33,037
--------------------------------------------------------------------------------
          401,900   Roche Holding AG ORD                                 61,740
--------------------------------------------------------------------------------
                                                                        154,828
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 4.6%
--------------------------------------------------------------------------------
          827,100   Broadcom Corp. Cl A(1)                               34,002
--------------------------------------------------------------------------------
        2,609,000   Freescale Semiconductor
                    Inc. Cl B(1)                                         82,628
--------------------------------------------------------------------------------
          349,100   Marvell Technology Group Ltd.(1)                     19,930
--------------------------------------------------------------------------------
        1,309,900   Maxim Integrated Products, Inc.                      46,187
--------------------------------------------------------------------------------
        1,817,100   Novellus Systems, Inc.(1)                            44,882
--------------------------------------------------------------------------------
                                                                        227,629
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

SOFTWARE -- 5.3%
--------------------------------------------------------------------------------
        2,331,200   BEA Systems Inc.(1)                              $   30,888
--------------------------------------------------------------------------------
        1,710,500   Cadence Design Systems Inc.(1)                       32,380
--------------------------------------------------------------------------------
          613,600   Citrix Systems, Inc.(1)                              24,495
--------------------------------------------------------------------------------
        3,022,600   Microsoft Corporation                                72,996
--------------------------------------------------------------------------------
        3,522,900   Oracle Corp.(1)                                      51,399
--------------------------------------------------------------------------------
          856,300   Red Hat Inc.(1)                                      25,167
--------------------------------------------------------------------------------
          437,200   SAP AG ADR                                           23,884
--------------------------------------------------------------------------------
                                                                        261,209
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 4.2%
--------------------------------------------------------------------------------
          696,900   AnnTaylor Stores Corporation(1)                      26,015
--------------------------------------------------------------------------------
          906,500   Chico's FAS, Inc.(1)                                 33,595
--------------------------------------------------------------------------------
          551,300   Dress Barn Inc.(1)                                   13,942
--------------------------------------------------------------------------------
        1,323,100   Foot Locker, Inc.                                    30,669
--------------------------------------------------------------------------------
          289,100   Guess?, Inc.(1)                                      11,457
--------------------------------------------------------------------------------
        1,108,300   Payless ShoeSource, Inc.(1)                          25,458
--------------------------------------------------------------------------------
        1,431,900   Ross Stores, Inc.                                    43,874
--------------------------------------------------------------------------------
          437,500   Williams-Sonoma, Inc.                                18,318
--------------------------------------------------------------------------------
                                                                        203,328
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
--------------------------------------------------------------------------------
          189,400   Carter's, Inc.(1)                                    12,758
--------------------------------------------------------------------------------
          273,000   Phillips-Van Heusen                                  10,975
--------------------------------------------------------------------------------
        1,069,900   Polo Ralph Lauren Corp.                              64,964
--------------------------------------------------------------------------------
                                                                         88,697
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION
SERVICES -- 1.1%
--------------------------------------------------------------------------------
        1,568,500   American Tower Corp. Cl A(1)                         53,549
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $4,174,558)                                                     4,788,676
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.5%

Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 7.125% -- 8.125%,
8/15/19 -- 2/15/23, valued at $75,826),
in a joint trading account at 4.67%,
dated 4/28/06, due 5/1/06
(Delivery value $74,529)
(Cost $74,500)                                                           74,500
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(Cost $4,249,058)                                                     4,863,176
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8%                                     37,390
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $4,900,566
================================================================================

See Notes to Financial Statements.                                  (continued)

------
8

Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
------------------------------------------------------------------------------------
                                                           ($ IN THOUSANDS)

   Contracts to Sell         Settlement Date       Value    Unrealized Gain (Loss)
------------------------------------------------------------------------------------
 90,504,993  CHF for USD         5/31/06          $73,159         $(1,691)
------------------------------------------------------------------------------------
120,609,300  DKK for USD         5/31/06           20,428           (301)
------------------------------------------------------------------------------------
                                                   $93,587        $(1,992)
                                               =====================================

(Value on Settlement Date $91,595)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

------
9

Focused Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                    ---------------
                                                     AVERAGE ANNUAL
                                                        RETURNS
--------------------------------------------------------------------------------
                                                         SINCE        INCEPTION
                              6 MONTHS(1)  1 YEAR      INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  7.22%      17.00%       10.96%         2/28/05
--------------------------------------------------------------------------------
BLENDED INDEX                   8.34%      15.31%        9.43%           --
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2)    7.06%      15.18%        9.30%           --
--------------------------------------------------------------------------------
S&P 500 INDEX(2)                9.64%      15.42%        9.54%           --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund is considered non-diversified and has the potential for wide performance swings, both up and down. The fund's investment approach may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------
10

Focused Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 28, 2005

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
--------------------------------------------------------------------------------
                                                             2005*      2006
--------------------------------------------------------------------------------
Investor Class                                              -3.50%     17.00%
--------------------------------------------------------------------------------
Blended index                                               -3.66%     15.31%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                                   -3.69%     15.18%
--------------------------------------------------------------------------------
S&P 500 Index                                               -3.63%     15.42%
--------------------------------------------------------------------------------

* From 2/28/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund is considered non-diversified and has the potential for wide performance swings, both up and down. The fund's investment approach may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
11

Focused Growth - Portfolio Commentary

PORTFOLIO MANAGERS: JOE REILAND AND GREGORY WOODHAMS.

Focused Growth returned 7.22%* for the six-month reporting period ended April
30, 2006, trailing its blended benchmark, which had a return of 8.34%. The blended index's return reflects the performance of its equally weighted components, the Russell 1000 Growth Index and the S&P 500 Index, which rose
7.06% and 9.64%, respectively.

Looking at the 12 months ended in April, Focused Growth's performance is better compared with its index -- the portfolio's return is 17.00%, versus 15.31% for the benchmark. By comparison, the Russell 1000 Growth and S&P 500 returned
15.18% and 15.42%, respectively.

TOP CONTRIBUTORS

The portfolio's top contributor for the six months was Schlumberger, a global oil-field-services provider benefiting from increased exploration for oil and gas given higher energy prices. That helped Schlumberger gain more than 50% for the six-month period.

Focused Growth's information technology holdings also made a significant contribution to return, thanks to holdings in Broadcom and Freescale
Semiconductor. Broadcom is a leading chip manufacturer experiencing strong growth in wireless networking. Its products are used in everything from consumer electronics to Internet communications gear. Freescale Semiconductor is a spin-off from Motorola producing chips for a number of wireless and industrial applications.

Archer-Daniels-Midland (ADM) was another of Focused Growth's top contributors.
The stock performed very well in the period on the strength of its oilseed and corn processing businesses. Recently, ADM has drawn even more investor interest because it is a leading producer of ethanol, an alternative and additive to gasoline made from corn.

TOP TEN HOLDINGS
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
United Technologies Corp.                 4.6%                  3.8%
--------------------------------------------------------------------------------
Schlumberger Ltd.                         4.5%                  4.5%
--------------------------------------------------------------------------------
Freescale
Semiconductor Inc. Cl B                   4.3%                   --
--------------------------------------------------------------------------------
Emerson Electric Co.                      4.3%                   --
--------------------------------------------------------------------------------
Becton Dickinson & Co.                    4.3%                  4.1%
--------------------------------------------------------------------------------
Novartis AG ORD                           4.3%                  1.2%
--------------------------------------------------------------------------------
PepsiCo, Inc.                             4.3%                   --
--------------------------------------------------------------------------------
American Express Co.                      4.2%                  3.5%
--------------------------------------------------------------------------------
Textron Inc.                              4.2%                  1.6%
--------------------------------------------------------------------------------
J.C. Penney Co. Inc.                      4.2%                   --
--------------------------------------------------------------------------------

* Total returns for periods less than one year
  are not annualized.                                                (continued)

------
12

Focused Growth - Portfolio Commentary

TOP DETRACTORS

The portfolio's largest detractor was anti-virus software maker McAfee. Troubles at rival Symantec, a stock the fund did not own, and concerns that Microsoft would enter the business weighed on the stock.

Focused Growth's return was also limited by its exposure to medical device maker
St. Jude Medical. The stock was hurt by uncertainty over the outlook for sales of heart implant devices and Medicare reimbursement rates.

OUR COMMITMENT

We're committed to an investment strategy that concentrates on companies we think are able to sustain accelerating growth in their fundamentals. We believe this approach will lead to the businesses that are the keys to generating solid returns over time.

That said, shareholders should understand that Focused Growth is a non-diversified fund, meaning its holdings are typically limited to a core group of approximately 25 - 45 stocks. Stocks advancing in this concentrated portfolio, where a single holding may account for more than 5% of assets, will have a positive impact on performance. However, investors need to be prepared for the other side of the coin: if a large position stumbles, the effect is magnified.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                   87.3%                 92.3%
--------------------------------------------------------------------------------
Foreign Common Stocks*                   10.9%                  5.7%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      98.2%                 98.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.6%                  1.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           1.2%                  0.4%
--------------------------------------------------------------------------------

* Includes depositary shares and foreign ordinary shares.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
IT Services                               9.2%                  3.5%
--------------------------------------------------------------------------------
Multiline Retail                          8.3%                  5.1%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                7.9%                  7.4%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment                                 7.7%                  6.7%
--------------------------------------------------------------------------------
Communications
Equipment                                 6.5%                  5.1%
--------------------------------------------------------------------------------

------
13

Focused Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.2%

AEROSPACE & DEFENSE -- 4.6%
--------------------------------------------------------------------------------
           12,612   United Technologies Corp.                           $   792
--------------------------------------------------------------------------------

BEVERAGES -- 4.3%
--------------------------------------------------------------------------------
           12,695   PepsiCo, Inc.                                           739
--------------------------------------------------------------------------------

CHEMICALS -- 4.1%
--------------------------------------------------------------------------------
            8,626   Monsanto Co.                                            719
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.3%
--------------------------------------------------------------------------------
            3,222   Wells Fargo & Co.                                       221
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 6.5%
--------------------------------------------------------------------------------
           33,681   Cisco Systems Inc.(1)                                   706
--------------------------------------------------------------------------------
            8,281    QUALCOMM Inc.                                          425
--------------------------------------------------------------------------------
                                                                          1,131
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 4.1%
--------------------------------------------------------------------------------
           21,952   Hewlett-Packard Co.                                     713
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 5.4%
--------------------------------------------------------------------------------
           13,554   American Express Co.                                    730
--------------------------------------------------------------------------------
            2,406   Capital One Financial Corp.                             208
--------------------------------------------------------------------------------
                                                                            938
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 4.4%
--------------------------------------------------------------------------------
            8,875   Emerson Electric Co.                                    754
--------------------------------------------------------------------------------
              177   Roper Industries Inc.                                     8
--------------------------------------------------------------------------------
                                                                            762
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 4.5%
--------------------------------------------------------------------------------
           11,379   Schlumberger Ltd.                                       787
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 3.5%
--------------------------------------------------------------------------------
           17,119   Archer-Daniels-Midland Co.                              622
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 7.9%
--------------------------------------------------------------------------------
           11,911   Becton Dickinson & Co.                                  751
--------------------------------------------------------------------------------
           15,709   St. Jude Medical, Inc.(1)                               620
--------------------------------------------------------------------------------
                                                                          1,371
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 3.7%
--------------------------------------------------------------------------------
            8,287   Express Scripts, Inc.(1)                                648
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 4.2%
--------------------------------------------------------------------------------
            8,049   Textron Inc.                                            724
--------------------------------------------------------------------------------

INSURANCE -- 2.1%
--------------------------------------------------------------------------------
            5,851    PartnerRe Ltd.                                         366
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 1.7%
--------------------------------------------------------------------------------
            8,579   eBay Inc.(1)                                            295
--------------------------------------------------------------------------------

Shares/Principal Amount              ($ IN THOUSANDS)                   Value
--------------------------------------------------------------------------------

IT SERVICES -- 9.2%
--------------------------------------------------------------------------------
           28,767   Ceridian Corp.(1)                                   $   697
--------------------------------------------------------------------------------
            5,159   Global Payments Inc.                                    245
--------------------------------------------------------------------------------
            7,977   International Business
                    Machines Corp.                                          657
--------------------------------------------------------------------------------
                                                                          1,599
--------------------------------------------------------------------------------

METALS & MINING -- 0.4%
--------------------------------------------------------------------------------
            1,188   Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                                 77
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 8.3%
--------------------------------------------------------------------------------
           11,029   J.C. Penney Co. Inc.                                    722
--------------------------------------------------------------------------------
           13,481   Target Corporation                                      716
--------------------------------------------------------------------------------
                                                                          1,438
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.7%
--------------------------------------------------------------------------------
            2,807   Anadarko Petroleum Corp.                                294
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 4.3%
--------------------------------------------------------------------------------
           12,983   Novartis AG ORD                                         744
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 7.7%
--------------------------------------------------------------------------------
           23,831   Freescale Semiconductor
                    Inc. Cl B(1)                                            755
--------------------------------------------------------------------------------
           12,089   Maxim Integrated Products, Inc.                         426
--------------------------------------------------------------------------------
            6,370   Novellus Systems, Inc.(1)                               157
--------------------------------------------------------------------------------
                                                                          1,338
--------------------------------------------------------------------------------

SOFTWARE -- 4.3%
--------------------------------------------------------------------------------
           19,265   Cadence Design Systems Inc.(1)                          365
--------------------------------------------------------------------------------
            9,506   Citrix Systems, Inc.(1)                                 379
--------------------------------------------------------------------------------
                                                                            744
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $16,254)                                                           17,062
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.6%
--------------------------------------------------------------------------------
             $100   FNMA Discount Notes,
                    4.71%, 5/1/06(2)
(Cost $100)                                                                 100
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $16,354)                                                           17,162
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- 1.2%                                                     207
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $17,369
================================================================================

See Notes to Financial Statements.                                  (continued)

------
14

Focused Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
--------------------------------------------------------------------------------
                                                   ($ IN THOUSANDS)
 Contracts to Sell    Settlement Date       Value      Unrealized Gain (Loss)
--------------------------------------------------------------------------------
557,360 CHF for USD       5/31/06           $450               $(10)
                                          ======================================
(Value on Settlement Date $440)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

CHF = Swiss Franc
FNMA = Federal National Mortgage Association
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
15

Heritage - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                ----------------------------
                                                   AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                     SINCE      INCEPTION
                         6 MONTHS(1)   1 YEAR   5 YEARS  10 YEARS  INCEPTION       DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS             23.94%      47.33%    6.11%     9.96%    12.87%       11/10/87
-------------------------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX(2)            15.18%      28.27%    5.77%     8.92%    12.64%(3)          --
-------------------------------------------------------------------------------------------
RUSSELL MIDCAP INDEX(2)    14.35%      26.42%   10.85%    12.43%    14.36%(3)          --
-------------------------------------------------------------------------------------------
Institutional Class        24.12%      47.62%    6.34%      --       9.28%        6/16/97
-------------------------------------------------------------------------------------------
Advisor Class              23.83%      47.07%    5.84%      --       8.29%        7/11/97
-------------------------------------------------------------------------------------------
C Class                    23.37%      45.99%     --        --       5.25%        6/26/01
-------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance - Performance data is total return, and is preliminary and subject to revision.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 10/31/87, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                     (continued)

------
16

Heritage - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
--------------------------------------------------------------------------------------------------
                 1997    1998    1999    2000     2001     2002     2003    2004    2005    2006
--------------------------------------------------------------------------------------------------
Investor Class   6.01%  35.37%  -6.05%  54.89%   -7.92%   -9.34%  -19.98%  20.31%   4.61%  47.33%
--------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index     3.92%  40.84%  12.33%  53.02%  -29.47%  -15.01%  -16.67%  36.14%   7.05%  28.27%
--------------------------------------------------------------------------------------------------
Russell Midcap
Index           10.95%  40.98%   5.93%  16.01%    0.29%   -0.70%  -14.13%  35.45%  14.62%  26.42%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
17

Heritage - Portfolio Commentary

PORTFOLIO MANAGERS: KURT STALZER AND DAVID ROSE

Heritage performed very well relative to its benchmarks and the competition during the six months ended April 30, 2006, returning 23.94%*. By comparison, the Russell Midcap and Russell Midcap Growth indices returned 14.35% and 15.18%, respectively. The 599 funds in Lipper's Mid-Cap Growth peer group had an average return of 16.42%.**

What's more, Heritage's 47.33% return for the 12 months ended in April compared very favorable with its Lipper category, with an average return of 30.45%. The portfolio's longer-term returns are also better than its benchmark (see page 16 for more detailed performance comparisons). We think this history of strong performance relative to our peers and benchmarks demonstrates that Heritage is a good fit for shareholders looking for a fund that invests in mid- and small-sized growth-oriented companies.

SOLID GROWTH, STOCKS HIGHER

The economy fared surprisingly well during the period, overcoming hurricanes, rising oil prices, and higher interest rates. In that environment, stocks managed double-digit gains, with shares of smaller, growth-oriented companies generally outperforming large, value-oriented stocks (see the Market Perspective on page 2). This trend benefited Heritage, which invests in mid- and small-sized companies showing accelerating earnings.

Some of the key reasons for Heritage's strong performance against this market backdrop were positioning among the industrials, telecommunications services, and energy sectors. We were overweight in these sectors, and added value through our stock selection in all three. However, Heritage's return would have been even better relative to its benchmarks but for our stock selection among health care stocks, which detracted slightly from our relative results.

INDUSTRIAL-STRENGTH WINNERS

Solid economic growth both here and abroad fueled big gains among industrial firms. One example is construction-equipment maker Manitowoc Co. Demand for its industrial cranes has been so strong the firm experienced rapid earnings growth, while its stock price surged to an all-time high.

Manitowoc and Foster Wheeler -- a heavy construction firm benefiting from surging global demand for big

TOP TEN HOLDINGS
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
NII Holdings, Inc.                        6.5%                  7.1%
--------------------------------------------------------------------------------
Precision Castparts Corp.                 3.9%                  2.9%
--------------------------------------------------------------------------------
America Movil SA
de CV Series L ADR                        3.2%                  3.3%
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc.                            3.2%                   --
--------------------------------------------------------------------------------
Alliance Data
Systems Corp.                             3.1%                  0.5%
--------------------------------------------------------------------------------
Harrah's
Entertainment, Inc.                       3.0%                   --
--------------------------------------------------------------------------------
Aker Kvaerner ASA ORD                     2.8%                  0.8%
--------------------------------------------------------------------------------
Weatherford
International Ltd.                        2.5%                   --
--------------------------------------------------------------------------------
Manitowoc Co.                             2.4%                  1.0%
--------------------------------------------------------------------------------
Station Casinos Inc.                      2.2%                  2.2%
--------------------------------------------------------------------------------

*  All fund returns referenced in this commentary are
   for Investor Class shares.Total returns for periods
   less than one year are not annualized.

** The Lipper Mid-Cap Growth Funds Average Returns returned
   4.15% and 7.84% for the five- and 10-year periods ended
   April 30, 2006, respectively.                                     (continued)

------
18

Heritage - Portfolio Commentary

infrastructure projects -- were two of the biggest contributors to Heritage's outperformance of its benchmarks.

DIALING FOR DOLLARS

After energy, telecommunication services was the sector making the greatest contribution to portfolio performance. The top-contributing stock in both relative and absolute terms was Heritage's largest holding, wireless phone company NII Holdings. Another big contributor in this space was America Movil, which benefited from tremendous growth in the Latin American market, as did NII.

ENERGY ADDS PERFORMANCE

Within the energy sector, the portfolio's biggest contributors were in the equipment and services industries. Strong global demand for energy led to record capital spending by oil and gas exploration companies. The best performer from this segment was Aker Kvaerner, a Norwegian oil-services firm. Diamond Offshore
Drilling and Weatherford International were other big contributors to Heritage's performance relative to its benchmarks.

Our biggest detractor from portfolio returns also came from the energy sector.
Vestas Wind Systems -- a provider of alternative energy -- experienced project delays and cost overruns because of parts supply problems, which hurt profitability.

HEALTH CARE HURTS

It helped to be overweight the health care sector as a whole, but several of
Heritage's biggest detractors relative to our benchmarks were health care providers, such as Aetna, Caremark Rx, and Humana. Aetna was the largest detractor from relative performance after a sharp sell-off on news of rising medical service costs. This despite the fact that the company announced solid profit and membership growth, as well as a stock buy-back plan.

COMMITMENT TO GROWTH PHILOSOPHY

Our investment process targets medium-sized and smaller companies with accelerating earnings growth rates and share price momentum. We believe our long-term track record shows how well this approach can work over time, and that
Heritage can be a good choice for the mid-cap growth portion of an investor's portfolio.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
Energy Equipment
& Services                               13.8%                  9.3%
--------------------------------------------------------------------------------
Wireless Telecommunication
Services                                  9.6%                 11.2%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 7.9%                  3.7%
--------------------------------------------------------------------------------
Aerospace & Defense                       6.4%                  6.7%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                5.2%                 12.5%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                   80.6%                 80.9%
--------------------------------------------------------------------------------
Foreign Common Stocks*                   19.3%                 19.0%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      99.9%                 99.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               1.5%                  0.2%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                          (1.4)%                (0.1)%
--------------------------------------------------------------------------------

* Includes depositary shares and foreign ordinary shares.

------
19

Heritage - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 99.9%

AEROSPACE & DEFENSE -- 6.4%
--------------------------------------------------------------------------------
          387,097   BE Aerospace, Inc.(1)                            $   10,076
--------------------------------------------------------------------------------
          166,600   Boeing Co.                                           13,903
--------------------------------------------------------------------------------
          813,900   Precision Castparts Corp.                            51,259
--------------------------------------------------------------------------------
          176,102   Rockwell Collins                                     10,073
--------------------------------------------------------------------------------
                                                                         85,311
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 0.9%
--------------------------------------------------------------------------------
           51,410   EGL Inc.(1)                                           2,402
--------------------------------------------------------------------------------
          315,974   UTI Worldwide Inc.                                    9,855
--------------------------------------------------------------------------------
                                                                         12,257
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.1%
--------------------------------------------------------------------------------
          423,581   CSL Ltd. ORD                                         18,571
--------------------------------------------------------------------------------
          155,200   Gilead Sciences, Inc.(1)                              8,924
--------------------------------------------------------------------------------
                                                                         27,495
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 2.7%
--------------------------------------------------------------------------------
          416,300   NCI Building Systems Inc.(1)                         27,056
--------------------------------------------------------------------------------
           80,700   USG Corp.(1)                                          8,632
--------------------------------------------------------------------------------
                                                                         35,688
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 4.1%
--------------------------------------------------------------------------------
          125,400   Goldman Sachs Group, Inc. (The)                      20,100
--------------------------------------------------------------------------------
          158,000   Investors Financial
                    Services Corporation                                  7,562
--------------------------------------------------------------------------------
          605,949   Lazard Ltd. Cl A                                     26,904
--------------------------------------------------------------------------------
                                                                         54,566
--------------------------------------------------------------------------------

CHEMICALS -- 1.9%
--------------------------------------------------------------------------------
          304,532   Monsanto Co.                                         25,398
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 1.8%
--------------------------------------------------------------------------------
          179,100   Manpower Inc.                                        11,668
--------------------------------------------------------------------------------
          204,702   Monster Worldwide Inc.(1)                            11,750
--------------------------------------------------------------------------------
                                                                         23,418
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
          950,700   Finisar Corp.(1)                                      4,468
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 1.3%
--------------------------------------------------------------------------------
          341,677   Rackable Systems, Inc.(1)                            17,559
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 4.7%
--------------------------------------------------------------------------------
        1,071,000   Chiyoda Corporation ORD                              24,102
--------------------------------------------------------------------------------
          426,774   Foster Wheeler Ltd.(1)                               19,017
--------------------------------------------------------------------------------
          313,708   McDermott International, Inc.(1)                     19,073
--------------------------------------------------------------------------------
                                                                         62,192
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 3.1%
--------------------------------------------------------------------------------
          215,186   Eagle Materials Inc.                                 14,256
--------------------------------------------------------------------------------
          142,950   Martin Marietta Materials, Inc.                      15,176
--------------------------------------------------------------------------------
          134,100   Vulcan Materials Co.                                 11,393
--------------------------------------------------------------------------------
                                                                         40,825
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 1.0%
--------------------------------------------------------------------------------
           44,450   ORIX Corp. ORD                                   $   13,363
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.8%
--------------------------------------------------------------------------------
          172,707   AllianceBernstein Holding L.P.(1)                    11,131
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.2%
--------------------------------------------------------------------------------
          180,348   Daktronics Inc.                                       7,073
--------------------------------------------------------------------------------
           65,600   Multi-Fineline Electronix, Inc.(1)                    3,823
--------------------------------------------------------------------------------
          131,400   Tektronix, Inc.                                       4,641
--------------------------------------------------------------------------------
                                                                         15,537
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 13.8%
--------------------------------------------------------------------------------
          382,400   Aker Kvaerner ASA ORD                                37,192
--------------------------------------------------------------------------------
          166,600   BJ Services Co.                                       6,339
--------------------------------------------------------------------------------
          188,100   Cooper Cameron Corp.(1)                               9,450
--------------------------------------------------------------------------------
         461,600    Diamond Offshore Drilling, Inc.                      41,900
--------------------------------------------------------------------------------
           44,700   Dril-Quip Inc.(1)                                     3,218
--------------------------------------------------------------------------------
          159,656   National Oilwell Varco, Inc.(1)                      11,011
--------------------------------------------------------------------------------
          283,800   Noble Corp.                                          22,403
--------------------------------------------------------------------------------
           79,800   Technip SA ORD                                        5,038
--------------------------------------------------------------------------------
          131,863   TETRA Technologies, Inc.(1)                           6,488
--------------------------------------------------------------------------------
           81,200   Transocean Inc.(1)                                    6,583
--------------------------------------------------------------------------------
          638,674   Weatherford International Ltd.(1)                    33,805
--------------------------------------------------------------------------------
                                                                        183,427
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
          434,835   Archer-Daniels-Midland Co.                           15,802
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
          149,532   Hologic, Inc.(1)                                      7,128
--------------------------------------------------------------------------------
           13,100   Intuitive Surgical Inc.(1)                            1,664
--------------------------------------------------------------------------------
                                                                          8,792
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 5.2%
--------------------------------------------------------------------------------
          663,051   Aetna Inc.                                           25,528
--------------------------------------------------------------------------------
          317,554   Covance Inc.(1)                                      18,530
--------------------------------------------------------------------------------
          303,903   Pharmaceutical Product
                    Development, Inc.                                    10,901
--------------------------------------------------------------------------------
          363,600   PSS World Medical Inc.(1)                             6,559
--------------------------------------------------------------------------------
          148,600   Quest Diagnostics Inc.                                8,281
--------------------------------------------------------------------------------
                                                                         69,799
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 7.9%
--------------------------------------------------------------------------------
          484,700   Harrah's Entertainment, Inc.                         39,572
--------------------------------------------------------------------------------
          439,100   Las Vegas Sands Corp.(1)                             28,458
--------------------------------------------------------------------------------
           50,784   Pinnacle Entertainment Inc.(1)                        1,386
--------------------------------------------------------------------------------
          192,100   Shuffle Master Inc.(1)                                7,098
--------------------------------------------------------------------------------
          373,421   Station Casinos Inc.                                 28,783
--------------------------------------------------------------------------------
                                                                        105,297
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.6%
--------------------------------------------------------------------------------
        1,953,828   Corporacion GEO SA de CV,
                    Series B ORD(1)                                       7,331
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
20

Heritage - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

INSURANCE -- 2.3%
--------------------------------------------------------------------------------
          197,700   AON Corp.                                        $    8,286
--------------------------------------------------------------------------------
          247,440   Berkley (W.R.) Corp.                                  9,259
--------------------------------------------------------------------------------
          398,728   HCC Insurance Holdings, Inc.                         13,353
--------------------------------------------------------------------------------
                                                                         30,898
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.4%
--------------------------------------------------------------------------------
           78,500   NutriSystem, Inc.(1)                                  5,327
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.9%
--------------------------------------------------------------------------------
          279,600   Digital River Inc.(1)                                12,174
--------------------------------------------------------------------------------

IT SERVICES -- 4.5%
--------------------------------------------------------------------------------
          748,115   Alliance Data Systems Corp.(1)                       41,146
--------------------------------------------------------------------------------
          173,165   Euronet Worldwide Inc.(1)                             6,189
--------------------------------------------------------------------------------
          362,300   MoneyGram International Inc.                         12,282
--------------------------------------------------------------------------------
                                                                         59,617
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
          127,800   Aruze Corp. ORD                                       3,129
--------------------------------------------------------------------------------

MACHINERY -- 4.3%
--------------------------------------------------------------------------------
          105,273   Bucyrus International, Inc. Cl A                      5,465
--------------------------------------------------------------------------------
           77,880   Greenbrier Companies Inc.                             3,127
--------------------------------------------------------------------------------
          333,984   JLG Industries Inc.                                   9,579
--------------------------------------------------------------------------------
          118,140   Joy Global Inc.                                       7,761
--------------------------------------------------------------------------------
          632,620   Manitowoc Co.                                        31,371
--------------------------------------------------------------------------------
                                                                         57,303
--------------------------------------------------------------------------------

MARINE -- 1.2%
--------------------------------------------------------------------------------
          211,612   American Commercial Lines Inc.(1)                    11,413
--------------------------------------------------------------------------------
           61,349   Kirby Corporation(1)                                  4,521
--------------------------------------------------------------------------------
                                                                         15,934
--------------------------------------------------------------------------------

MEDIA -- 1.1%
--------------------------------------------------------------------------------
          250,043   Focus Media Holding Ltd. ADR(1)                      15,100
--------------------------------------------------------------------------------

METALS & MINING -- 3.7%
--------------------------------------------------------------------------------
          103,400   Alcan Inc.                                            5,404
--------------------------------------------------------------------------------
           30,600   Freeport-McMoRan Copper
                    & Gold, Inc. Cl B                                     1,976
--------------------------------------------------------------------------------
          341,314   Oregon Steel Mills, Inc.(1)                          16,905
--------------------------------------------------------------------------------
          295,900   Phelps Dodge Corp.                                   25,504
--------------------------------------------------------------------------------
                                                                         49,789
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 2.1%
--------------------------------------------------------------------------------
          360,107   Denbury Resources Inc.(1)                            11,739
--------------------------------------------------------------------------------
          144,979   Parallel Petroleum Corp.(1)                           3,349
--------------------------------------------------------------------------------
          113,200   Peabody Energy Corp.                                  7,229
--------------------------------------------------------------------------------
          137,974   Southwestern Energy Company(1)                        4,970
--------------------------------------------------------------------------------
                                                                         27,287
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.7%
--------------------------------------------------------------------------------
          168,978   Aspreva Pharmaceuticals Corp.(1)                      5,745
--------------------------------------------------------------------------------
           58,900   Schwarz Pharma AG ORD                                 5,219
--------------------------------------------------------------------------------
          296,000   Shire plc ADR                                        14,019
--------------------------------------------------------------------------------
          675,397   Shire plc ORD                                        10,519
--------------------------------------------------------------------------------
                                                                         35,502
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT
& DEVELOPMENT -- 0.4%
--------------------------------------------------------------------------------
           30,059   CB Richard Ellis
                    Group, Inc. Cl A(1)                              $    2,642
--------------------------------------------------------------------------------
           38,535   Jones Lang LaSalle Inc.                               3,266
--------------------------------------------------------------------------------
                                                                          5,908
--------------------------------------------------------------------------------

ROAD & RAIL -- 0.6%
--------------------------------------------------------------------------------
          168,672   Genesee & Wyoming Inc. Cl A(1)                        5,528
--------------------------------------------------------------------------------
           90,200   Swift Transportation Co. Inc.(1)                      2,701
--------------------------------------------------------------------------------
                                                                          8,229
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
          217,850   Atheros Communications, Inc.(1)                       5,531
--------------------------------------------------------------------------------
           67,300   Cymer, Inc.(1)                                        3,479
--------------------------------------------------------------------------------
           32,400   MEMC Electronic Materials Inc.(1)                     1,315
--------------------------------------------------------------------------------
           70,061   Microsemi Corporation(1)                              1,914
--------------------------------------------------------------------------------
          199,700   Trident Microsystems, Inc.(1)                         5,312
--------------------------------------------------------------------------------
                                                                         17,551
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
--------------------------------------------------------------------------------
          239,963   Crocs, Inc.(1)                                        7,175
--------------------------------------------------------------------------------
          279,500   Polo Ralph Lauren Corp.                              16,971
--------------------------------------------------------------------------------
           21,900   Puma AG Rudolf
                    Dassler Sport ORD                                     8,826
--------------------------------------------------------------------------------
                                                                         32,972
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE -- 0.3%
--------------------------------------------------------------------------------
        1,340,000   China Merchants Holdings
                    International Co. Ltd. ORD                            4,571
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION  SERVICES -- 9.6%
--------------------------------------------------------------------------------
        1,145,800   America Movil SA de CV
                    Series L ADR                                         42,291
--------------------------------------------------------------------------------
        1,436,322   NII Holdings, Inc. Cl B(1)                           86,036
--------------------------------------------------------------------------------
                                                                        128,327
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,037,446)                                                     1,329,274
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.5%
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch &
Co., Inc., (collateralized by various
U.S. Treasury obligations, 7.125% -- 8.125%,
8/15/19 -- 2/15/23, valued at $20,254),
in a joint trading account at 4.67%,
dated 4/28/06, due 5/1/06
(Delivery value $19,908)
(Cost $19,900)                                                           19,900
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.4%
(Cost $1,057,346)                                                     1,349,174
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (1.4)%                                                   (19,132)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $1,330,042
================================================================================

See Notes to Financial Statements.                                  (continued)

------
21

Heritage - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
-------------------------------------------------------------------------------------
                                                           ($ IN THOUSANDS)

     Contracts to Sell        Settlement Date       Value     Unrealized Gain (Loss)
-------------------------------------------------------------------------------------
     7,931,554 AUD for USD         5/31/06         $  6,024          $  (64)
-------------------------------------------------------------------------------------
     2,263,871 Euro for USD        5/31/06            2,862             (42)
-------------------------------------------------------------------------------------
     3,649,472 Euro for USD        5/31/06            4,613             (58)
-------------------------------------------------------------------------------------
     2,050,674 GBP for USD         5/31/06            3,737             (74)
-------------------------------------------------------------------------------------
 1,564,008,775 JPY for USD         5/31/06           13,805            (135)
-------------------------------------------------------------------------------------
    81,416,012 MXN for USD         5/31/06            7,346             (71)
-------------------------------------------------------------------------------------
    83,516,160 NOK for USD         5/31/06           13,567            (215)
-------------------------------------------------------------------------------------
                                                    $51,954           $(659)
                                                 ====================================
(Value on Settlement Date $51,295)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
AUD = Australian Dollar
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

------
22

Vista - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                              ------------------------------
                                                  AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------------
                                                                     SINCE      INCEPTION
                      6 MONTHS(1)  1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
-------------------------------------------------------------------------------------------
INVESTOR CLASS          18.88%      31.13%      6.01%      6.68%    11.15%       11/25/83
-------------------------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX(2)         15.18%      28.27%      5.77%      8.92%     N/A(3)         --
-------------------------------------------------------------------------------------------
Institutional Class     19.05%      31.40%      6.23%       --       7.65%       11/14/96
-------------------------------------------------------------------------------------------
Advisor Class           18.67%      30.74%      5.69%       --       6.31%        10/2/96
-------------------------------------------------------------------------------------------
C Class                 18.30%      29.77%       --         --       7.42%        7/18/01
-------------------------------------------------------------------------------------------
R Class                 18.57%        --         --         --      15.86%(1)     7/29/05
-------------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Benchmark began 12/31/85.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------
23

Vista - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
----------------------------------------------------------------------------------------------------
                  1997    1998     1999     2000     2001     2002     2003    2004   2005    2006
----------------------------------------------------------------------------------------------------
Investor Class  -23.56%  26.13%  -15.78%  125.22%  -22.00%  -15.93%  -17.07%  43.43%  2.10%  31.13%
----------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index      3.92%  40.84%   12.33%   53.02%  -29.47%  -15.01%  -16.67%  36.14%  7.05%  28.27%
----------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
24

Vista - Portfolio Commentary

PORTFOLIO MANAGERS: GLENN FOGLE AND DAVID M. HOLLOND

American Century Vista surged 18.88%* during the six months ended April 30,
2006, exceeding both the 15.18% return of its benchmark, the Russell Midcap
Growth Index, and the 17.19%** gain of the Lipper Mid-Cap Growth Funds Index measuring its portfolio peers.

In addition, the portfolio's return has topped its benchmark in each of the past one- and five-year periods and has surpassed its Lipper peer index in the past five- and 10-year time frames.

NON-TRADITIONAL RETURN TO GROWTH

Heading into the period, value stocks in the mid-cap space had outpaced growth stocks substantially during the previous five-year stretch. The Russell Midcap
Value Index gained an average of 12.82% annually in that time, versus a 3.71%
average annual loss for the Russell Midcap Growth.

Mid-cap investors finally moved toward growth stocks in late 2005, though. That allowed the Russell Midcap Growth's return for the six-month period to squeeze past the Russell Midcap Value's gain of 13.58% by 160 bps.

The shift didn't mirror the runup of the late 1990s, though, when health care and information technology fed investors' appetite for growth. This time, telecommunications, materials and industrials ranked as the benchmark's top three sectors in terms of total return -- and Vista maintained beneficial overweight stakes in each of those areas.

MINING WINNERS

Those three sectors accounted for about three-quarters of Vista's total return in the period, and the overweight allocations largely explain the portfolio's relative outperformance. Vista received an additional boost from solid stock selection in a variety of industries within those areas.

In the materials sector, metals and mining offers a prime example. Vista's best individual performer in the period, Titanium Metals, continues benefiting from a large-scale move to lightweight components by airline manufacturers. Titanium's share price tripled in the period, and two other stocks in the industry, steel and alloy producers Allegheny Technologies and Oregon Steel Mills, ranked among the portfolio's 10 leading contributors.

TOP TEN HOLDINGS
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
NII Holdings, Inc.                        4.6%                  4.4%
--------------------------------------------------------------------------------
McDermott International, Inc.             3.6%                   --
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc.                            2.5%                   --
--------------------------------------------------------------------------------
America Movil SA de CV
Series L ADR                              2.4%                  3.0%
--------------------------------------------------------------------------------
Terex Corp.                               2.3%                   --
--------------------------------------------------------------------------------
Manitowoc Co.                             2.3%                  1.0%
--------------------------------------------------------------------------------
Foster Wheeler Ltd.                       2.2%                  1.0%
--------------------------------------------------------------------------------
Titanium Metals Corp.                     2.2%                  1.3%
--------------------------------------------------------------------------------
American Tower
Corp. Cl A                                2.2%                  2.0%
--------------------------------------------------------------------------------
SBA Communications
Corp. Cl A                                2.1%                   --
--------------------------------------------------------------------------------

*  All fund returns referenced in this commentary
   are for Investor Class shares. Total returns for periods
   less than one year are not annualized.

** The Lipper Mid-Cap Growth Funds Index returned 32.42%,
   3.90% and 6.65% for the one-, five- and 10-year periods
   ended April 30, 2006, respectively.                              (continued)

------
25

Vista - Portfolio Commentary

Vista's choices in metals and mining showed the positive results of finding companies with accelerating revenue and earnings and upward momentum in their share price. They also fit one of Vista's key current investment themes: seeking companies in line to benefit from a rebound in corporate expenditures.

Rising business investment requires machinery provided by suppliers such as
Manitowoc, which makes construction cranes, and construction expertise by firms such as Foster Wheeler, which builds power plants and refineries. The latter constitutes one of Vista's top ten individual stakes, and both ranked among the portfolio's five leading relative and absolute stock contributors.

BAD TIMING

Somewhat ironically, weak security selection in two traditional growth-oriented sectors, health care and information technology, did more than anything to crimp
Vista's relative return in the period. The portfolio enjoyed absolute contributions from both, but they paled in comparison to what the benchmark received.

In technology, Vista employed its capital spending theme primarily in semiconductors, reaping a 31% return in that industry. But the portfolio incurred double-digit losses in a variety of software, Internet and computer-related industries. Apple Computer typified the difficulty Vista encountered in those businesses in the period: Its shares gained 22%, but poor timing on trades made the stock the portfolio's biggest absolute detractor.

Timing also hurt the portfolio's top relative detractor, Southwestern Energy.
Vista maintained a steady overweight in the stock, its third-heaviest average individual position. But it maintained that weight during a relatively mild winter in which natural gas prices plunged.

As a result, Southwestern's share price suffered. Nonetheless, Vista's management believes that the Houston-based company will prosper as natural gas needs expand in the long term, so it retains a stake in the firm.

INVESTMENT PHILOSOPHY

Vista adheres to an investment process that identifies mid-sized and smaller companies with accelerating earnings and revenue. Ultimately, the portfolio's management team believes this selection strategy will produce solid, long-term gains for investors.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                        % OF                  % OF
                                     NET ASSETS            NET ASSETS
                                        AS OF                 AS OF
                                       4/30/06              10/31/05
--------------------------------------------------------------------------------
Wireless Telecommunication
Services                                 11.9%                  9.4%
--------------------------------------------------------------------------------
Construction &
Engineering                               8.0%                  3.8%
--------------------------------------------------------------------------------
Machinery                                 7.3%                  1.0%
--------------------------------------------------------------------------------
Capital Markets                           7.3%                  1.9%
--------------------------------------------------------------------------------
Energy Equipment
& Services                                7.3%                  7.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         % OF                  % OF
                                      NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                   91.2%                 83.9%
--------------------------------------------------------------------------------
Foreign Common Stocks*                    8.8%                 14.6%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                     100.0%                 98.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.3%                  1.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (2.3)%                (0.1)%
--------------------------------------------------------------------------------

* Includes depositary shares and foreign ordinary shares.

------
26

Vista - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 100%

AEROSPACE & DEFENSE -- 3.9%
--------------------------------------------------------------------------------
        1,868,000   BE Aerospace, Inc.(1)                            $   48,624
--------------------------------------------------------------------------------
          859,000   Precision Castparts Corp.                            54,100
--------------------------------------------------------------------------------
                                                                        102,724
--------------------------------------------------------------------------------

AUTOMOBILES -- 1.2%
--------------------------------------------------------------------------------
          466,000   Bayerische Motoren
                    Werke AG ORD                                         25,339
--------------------------------------------------------------------------------
          137,240   Thor Industries Inc.                                  6,928
--------------------------------------------------------------------------------
                                                                         32,267
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 0.5%
--------------------------------------------------------------------------------
          326,000   Celgene Corp.(1)                                     13,744
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 7.3%
--------------------------------------------------------------------------------
          373,000   Affiliated Managers Group Inc.(1)                    37,785
--------------------------------------------------------------------------------
        1,538,000   E*TRADE Financial Corp.(1)                           38,265
--------------------------------------------------------------------------------
          989,000   Investment Technology
                    Group Inc.(1)                                        52,407
--------------------------------------------------------------------------------
          975,000   Janus Capital Group Inc.                             18,974
--------------------------------------------------------------------------------
          404,000   Jefferies Group, Inc.                                26,846
--------------------------------------------------------------------------------
          281,000   Piper Jaffray Companies(1)                           19,642
--------------------------------------------------------------------------------
                                                                        193,919
--------------------------------------------------------------------------------

CHEMICALS -- 0.5%
--------------------------------------------------------------------------------
          153,000   Monsanto Co.                                         12,760
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.4%
--------------------------------------------------------------------------------
          172,789   Monster Worldwide Inc.(1)                             9,918
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.0%
--------------------------------------------------------------------------------
        1,201,000   Redback Networks Inc.(1)                             26,902
--------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS -- 0.6%
--------------------------------------------------------------------------------
          275,000   Rackable Systems, Inc.(1)                            14,132
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 8.0%
--------------------------------------------------------------------------------
          260,000   EMCOR Group Inc.(1)                                  13,013
--------------------------------------------------------------------------------
        1,336,000   Foster Wheeler Ltd.(1)                               59,532
--------------------------------------------------------------------------------
          143,639   Jacobs Engineering Group Inc.(1)                     11,879
--------------------------------------------------------------------------------
        1,576,000   McDermott International, Inc.(1)                     95,820
--------------------------------------------------------------------------------
        1,967,000   Quanta Services, Inc.(1)                             31,905
--------------------------------------------------------------------------------
                                                                        212,149
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 3.3%
--------------------------------------------------------------------------------
          196,000   Cemex SA de CV ADR                                   13,234
--------------------------------------------------------------------------------
          476,000   Martin Marietta Materials, Inc.                      50,533
--------------------------------------------------------------------------------
          289,000   Vulcan Materials Co.                                 24,553
--------------------------------------------------------------------------------
                                                                         88,320
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 0.5%
--------------------------------------------------------------------------------
          207,000   AllianceBernstein Holding L.P.(1)                    13,341
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.0%
--------------------------------------------------------------------------------
        2,233,000   ABB Ltd. ORD(1)                                  $   31,840
--------------------------------------------------------------------------------
          369,000   Alstom RGPT ORD(1)                                   33,418
--------------------------------------------------------------------------------
          439,000   General Cable Corp.(1)                               13,859
--------------------------------------------------------------------------------
                                                                         79,117
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.2%
--------------------------------------------------------------------------------
          351,000   Agilent Technologies, Inc.(1)                        13,485
--------------------------------------------------------------------------------
          179,787   Molex Inc.                                            6,674
--------------------------------------------------------------------------------
          200,000   Multi-Fineline Electronix, Inc.(1)                   11,656
--------------------------------------------------------------------------------
          343,000   Sunpower Corp. Cl A(1)                               13,178
--------------------------------------------------------------------------------
          355,000   Tektronix, Inc.                                      12,539
--------------------------------------------------------------------------------
                                                                         57,532
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 7.3%
--------------------------------------------------------------------------------
          718,000   Diamond Offshore Drilling, Inc.                      65,173
--------------------------------------------------------------------------------
          283,000   Helmerich & Payne, Inc.                              20,585
--------------------------------------------------------------------------------
          212,000   National Oilwell Varco, Inc.(1)                      14,622
--------------------------------------------------------------------------------
          786,000   TETRA Technologies, Inc.(1)                          38,671
--------------------------------------------------------------------------------
        1,013,000   Weatherford International Ltd.(1)                    53,618
--------------------------------------------------------------------------------
                                                                        192,669
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.0%
--------------------------------------------------------------------------------
        1,429,000   Archer-Daniels-Midland Co.                           51,930
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
--------------------------------------------------------------------------------
          110,000   Intuitive Surgical Inc.(1)                           13,970
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 4.8%
--------------------------------------------------------------------------------
          497,000   Aetna Inc.                                           19,135
--------------------------------------------------------------------------------
          926,000   AmerisourceBergen Corp.                              39,956
--------------------------------------------------------------------------------
          571,000   Humana Inc.(1)                                       25,798
--------------------------------------------------------------------------------
          219,234   Omnicare, Inc.                                       12,433
--------------------------------------------------------------------------------
          799,000   Pharmaceutical Product
                    Development, Inc.                                    28,660
--------------------------------------------------------------------------------
                                                                        125,982
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 6.0%
--------------------------------------------------------------------------------
          404,000   Harrah's Entertainment, Inc.                         32,983
--------------------------------------------------------------------------------
          677,000   International Game Technology                        25,679
--------------------------------------------------------------------------------
          349,000   Las Vegas Sands Corp.(1)                             22,619
--------------------------------------------------------------------------------
          623,000   Penn National Gaming, Inc.(1)                        25,369
--------------------------------------------------------------------------------
          566,089   Pinnacle Entertainment Inc.(1)                       15,454
--------------------------------------------------------------------------------
          480,000   Station Casinos Inc.                                 36,997
--------------------------------------------------------------------------------
                                                                        159,101
--------------------------------------------------------------------------------

INSURANCE -- 0.5%
--------------------------------------------------------------------------------
          303,000   AON Corp.                                            12,699
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.5%
--------------------------------------------------------------------------------
          197,000   NutriSystem, Inc.(1)                                 13,368
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
27

Vista - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
          389,000   Akamai Technologies, Inc.(1)                     $   13,105
--------------------------------------------------------------------------------

IT SERVICES -- 1.0%
--------------------------------------------------------------------------------
          492,000   Alliance Data Systems Corp.(1)                       27,060
--------------------------------------------------------------------------------

MACHINERY -- 7.3%
--------------------------------------------------------------------------------
        1,640,000   JLG Industries Inc.                                  47,035
--------------------------------------------------------------------------------
        1,201,000   Manitowoc Co.                                        59,558
--------------------------------------------------------------------------------
          691,000   Terex Corp.(1)                                       59,806
--------------------------------------------------------------------------------
          434,000   Trinity Industries, Inc.                             27,559
--------------------------------------------------------------------------------
                                                                        193,958
--------------------------------------------------------------------------------

MARINE -- 0.7%
--------------------------------------------------------------------------------
          353,699   American Commercial Lines Inc.(1)                    19,075
--------------------------------------------------------------------------------

MEDIA -- 0.5%
--------------------------------------------------------------------------------
          222,000   Focus Media Holding Ltd. ADR(1)                      13,407
--------------------------------------------------------------------------------

METALS & MINING -- 6.8%
--------------------------------------------------------------------------------
          693,000   Allegheny Technologies Inc.                          48,053
--------------------------------------------------------------------------------
          181,500   IPSCO Inc.                                           18,727
--------------------------------------------------------------------------------
        1,131,000   Oregon Steel Mills, Inc.(1)                          56,018
--------------------------------------------------------------------------------
          814,000   Titanium Metals Corp.(1)                             58,323
--------------------------------------------------------------------------------
                                                                        181,121
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 3.6%
--------------------------------------------------------------------------------
          289,000   ATP Oil & Gas Corp.(1)                               13,161
--------------------------------------------------------------------------------
          456,000   Peabody Energy Corp.                                 29,120
--------------------------------------------------------------------------------
        1,464,000   Southwestern Energy Company(1)                       52,734
--------------------------------------------------------------------------------
                                                                         95,015
--------------------------------------------------------------------------------

REAL ESTATE -- 0.5%
--------------------------------------------------------------------------------
          632,000   Mitsui Fudosan Co. Ltd. ORD                          14,167
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 5.8%
--------------------------------------------------------------------------------
          253,000   Cymer, Inc.(1)                                       13,078
--------------------------------------------------------------------------------
          323,000   Diodes Inc.(1)                                       13,159
--------------------------------------------------------------------------------
          912,000   Intersil Corp. Cl A                                  27,004
--------------------------------------------------------------------------------
          278,000   Lam Research Corp.(1)                                13,589
--------------------------------------------------------------------------------
        1,315,000   MEMC Electronic Materials Inc.(1)                    53,389
--------------------------------------------------------------------------------
          198,814   Microsemi Corporation(1)                              5,432
--------------------------------------------------------------------------------
          412,000   OmniVision Technologies, Inc.(1)                     11,981
--------------------------------------------------------------------------------
        1,598,000   RF Micro Devices, Inc.(1)                            14,861
--------------------------------------------------------------------------------
                                                                        152,493
--------------------------------------------------------------------------------

SOFTWARE -- 1.0%
--------------------------------------------------------------------------------
          954,000   BEA Systems Inc.(1)                                  12,641
--------------------------------------------------------------------------------
        1,121,000   Nuance Communications, Inc.(1)                       14,382
--------------------------------------------------------------------------------
                                                                         27,023
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                          Value
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 3.6%
--------------------------------------------------------------------------------
        1,914,000   Circuit City Stores Inc.                         $   55,028
--------------------------------------------------------------------------------
          987,000   Office Depot, Inc.(1)                                40,052
--------------------------------------------------------------------------------
                                                                         95,080
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
--------------------------------------------------------------------------------
           49,000   Puma AG Rudolf
                    Dassler Sport ORD                                   19,748
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 2.0%
--------------------------------------------------------------------------------
          159,000   Watsco Inc.                                          10,089
--------------------------------------------------------------------------------
          568,000   WESCO International Inc.(1)                          42,600
--------------------------------------------------------------------------------
                                                                         52,689
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 11.9%
--------------------------------------------------------------------------------
        1,741,000   America Movil SA de CV
                    Series L ADR                                         64,260
--------------------------------------------------------------------------------
        1,688,000   American Tower Corp. Cl A(1)                         57,628
--------------------------------------------------------------------------------
          449,000   Crown Castle
                    International Corp.(1)                               15,109
--------------------------------------------------------------------------------
        2,053,000   NII Holdings, Inc. Cl B(1)                          122,975
--------------------------------------------------------------------------------
        2,237,000   SBA Communications
                    Corp. Cl A(1)                                        56,193
--------------------------------------------------------------------------------
                                                                        316,165
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $2,071,247)                                                     2,646,650
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 2.3%
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 6.875% -- 8.75%,
8/15/20 -- 8/15/25, valued at $58,160),
in a joint trading account at 4.65%,
dated 4/28/06, due 5/1/06
(Delivery value $57,122)                                                 57,100
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse
First Boston, Inc., (collateralized by various
U.S. Treasury obligations, 3.375%, 9/15/09,
valued at $3,569), in a joint trading account
at 4.63%, dated 4/28/06, due 5/1/06
(Delivery value $3,501)                                                   3,500
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $60,600)                                                           60,600
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.3%
(Cost $2,131,847)                                                     2,707,250
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES -- (2.3)%                                               (60,438)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                           $2,646,812
================================================================================

See Notes to Financial Statements.                                  (continued)

------
28

Vista - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
--------------------------------------------------------------------------------
                                                       ($ IN THOUSANDS)

     Contracts to Sell     Settlement Date       Value   Unrealized Gain (Loss)
--------------------------------------------------------------------------------
 20,097,000 CHF for USD      5/31/06            $16,245        $(375)
--------------------------------------------------------------------------------
 11,858,649  Euro for USD     5/31/06            14,989         (220)
--------------------------------------------------------------------------------
 19,116,720  Euro for USD     5/31/06            24,164         (303)
--------------------------------------------------------------------------------
786,840,000  JPY for USD      5/31/06             6,945          (68)
--------------------------------------------------------------------------------
                                                $62,343        $(966)
                                             ===================================
(Value on Settlement Date $61,377)

* FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CHF = Swiss Franc
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

------
29

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
30

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------
                                                                        EXPENSES PAID
                                          BEGINNING        ENDING       DURING PERIOD*  ANNUALIZED
                                         ACCOUNT VALUE  ACCOUNT VALUE     11/1/05 -       EXPENSE
                                            11/1/05        4/30/06         4/30/06        RATIO*
---------------------------------------------------------------------------------------------------
GROWTH SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------------
ACTUAL:
---------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,066.50         $5.12          1.00%
---------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,067.20         $4.10          0.80%
---------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,065.10         $6.40          1.25%
---------------------------------------------------------------------------------------------------
C Class                                     $1,000        $1,061.40        $10.22          2.00%
---------------------------------------------------------------------------------------------------
R Class                                     $1,000        $1,063.80         $7.68          1.50%
---------------------------------------------------------------------------------------------------
HYPOTHETICAL:
---------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,019.84         $5.01          1.00%
---------------------------------------------------------------------------------------------------
Institutional Class                         $1,000        $1,020.83         $4.01          0.80%
---------------------------------------------------------------------------------------------------
Advisor Class                               $1,000        $1,018.60         $6.26          1.25%
---------------------------------------------------------------------------------------------------
C Class                                     $1,000        $1,014.88         $9.99          2.00%
---------------------------------------------------------------------------------------------------
R Class                                     $1,000        $1,017.36         $7.50          1.50%
---------------------------------------------------------------------------------------------------
FOCUSED GROWTH SHAREHOLDER FEE EXAMPLE
---------------------------------------------------------------------------------------------------
ACTUAL:
---------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,072.20         $5.14          1.00%
---------------------------------------------------------------------------------------------------
HYPOTHETICAL:
---------------------------------------------------------------------------------------------------
Investor Class                              $1,000        $1,019.84         $5.01          1.00%
---------------------------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------
31

Shareholder Fee Examples (Unaudited)

-------------------------------------------------------------------------------------------------
                                                                      EXPENSES PAID
                                        BEGINNING        ENDING       DURING PERIOD*  ANNUALIZED
                                       ACCOUNT VALUE  ACCOUNT VALUE     11/1/05 -       EXPENSE
                                          11/1/05        4/30/06         4/30/06        RATIO*
-------------------------------------------------------------------------------------------------
HERITAGE SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
ACTUAL:
-------------------------------------------------------------------------------------------------
Investor Class                             $1,000       $1,239.40         $5.55         1.00%
-------------------------------------------------------------------------------------------------
Institutional Class                        $1,000       $1,241.20         $4.45         0.80%
-------------------------------------------------------------------------------------------------
Advisor Class                              $1,000       $1,238.30         $6.94         1.25%
-------------------------------------------------------------------------------------------------
C Class                                    $1,000       $1,233.70        $11.08         2.00%
-------------------------------------------------------------------------------------------------
HYPOTHETICAL:
-------------------------------------------------------------------------------------------------
Investor Class                             $1,000       $1,019.84         $5.01         1.00%
-------------------------------------------------------------------------------------------------
Institutional Class                        $1,000       $1,020.83         $4.01         0.80%
-------------------------------------------------------------------------------------------------
Advisor Class                              $1,000       $1,018.60         $6.26         1.25%
-------------------------------------------------------------------------------------------------
C Class                                    $1,000       $1,014.88         $9.99         2.00%
-------------------------------------------------------------------------------------------------
VISTA SHAREHOLDER FEE EXAMPLE
-------------------------------------------------------------------------------------------------
ACTUAL:
-------------------------------------------------------------------------------------------------
Investor Class                             $1,000       $1,188.80         $5.43         1.00%
-------------------------------------------------------------------------------------------------
Institutional Class                        $1,000       $1,190.50         $4.34         0.80%
-------------------------------------------------------------------------------------------------
Advisor Class                              $1,000       $1,186.70         $6.78         1.25%
-------------------------------------------------------------------------------------------------
C Class                                    $1,000       $1,183.00        $10.83         2.00%
-------------------------------------------------------------------------------------------------
R Class                                    $1,000       $1,185.70         $8.13         1.50%
-------------------------------------------------------------------------------------------------
HYPOTHETICAL:
-------------------------------------------------------------------------------------------------
Investor Class                             $1,000       $1,019.84         $5.01         1.00%
-------------------------------------------------------------------------------------------------
Institutional Class                        $1,000       $1,020.83         $4.01         0.80%
-------------------------------------------------------------------------------------------------
Advisor Class                              $1,000       $1,018.60         $6.26         1.25%
-------------------------------------------------------------------------------------------------
C Class                                    $1,000       $1,014.88         $9.99         2.00%
-------------------------------------------------------------------------------------------------
R Class                                    $1,000       $1,017.36         $7.50         1.50%
-------------------------------------------------------------------------------------------------

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
  181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
32

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                         GROWTH    FOCUSED GROWTH   HERITAGE     VISTA
------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investment securities -- at value
(cost of $4,249,058, $16,354, $1,057,346
and $2,131,847, respectively)                $4,863,176      $17,162     $1,349,174  $2,707,250
------------------------------------------
Cash                                                 --          123             --       5,089
------------------------------------------
Receivable for investments sold                 144,594           --         29,820      89,264
------------------------------------------
Receivable for capital shares sold                   79          100            953          90
------------------------------------------
Dividends and interest receivable                 2,491            8            276         283
------------------------------------------------------------------------------------------------
                                              5,010,340       17,393      1,380,223   2,801,976
------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                               4,188           --          2,038          --
------------------------------------------
Payable for investments purchased                99,657           --         46,410     151,968
------------------------------------------
Payable for forward foreign currency
exchange contracts                                1,992           10            659         966
------------------------------------------
Payable for capital shares redeemed                  --           --             --          58
------------------------------------------
Accrued management fees                           3,902           14          1,055       2,072
------------------------------------------
Distribution fees payable                            18           --             10          51
------------------------------------------
Service fees (and distribution
fees -- R Class) payable                             17           --              9          49
------------------------------------------------------------------------------------------------
                                                109,774           24         50,181     155,164
------------------------------------------------------------------------------------------------
NET ASSETS                                   $4,900,566      $17,369     $1,330,042  $2,646,812
================================================================================================

See Notes to Financial Statements.                                  (continued)

------
33

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS EXCEPT
PER-SHARE AMOUNTS)                              GROWTH      FOCUSED GROWTH        HERITAGE           VISTA
------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
Capital (par value and paid-in surplus)       $5,172,650        $16,099         $  946,090       $2,029,833
---------------------------------------
Accumulated undistributed net
investment income (loss)                            (382)            (8)              (757)             572
---------------------------------------
Accumulated undistributed net
realized gain (loss) on investment
and foreign currency transactions               (883,825)           480             93,533           41,983
---------------------------------------
Net unrealized appreciation on
investments and translation of
assets and liabilities in
foreign currencies                               612,123            798            291,176          574,424
------------------------------------------------------------------------------------------------------------
                                              $4,900,566        $17,369         $1,330,042       $2,646,812
============================================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------
Net assets                                $4,054,606,848    $17,368,715     $1,225,389,288   $2,234,589,281
---------------------------------------
Shares outstanding                           192,820,227      1,548,172         73,773,961      125,377,617
---------------------------------------
Net asset value per share                         $21.03         $11.22             $16.61           $17.82
------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------
Net assets                                  $762,433,114            N/A        $57,429,855     $168,996,851
---------------------------------------
Shares outstanding                            35,961,216            N/A          3,414,450        9,326,063
---------------------------------------
Net asset value per share                         $21.20            N/A             $16.82           $18.12
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------
Net assets                                   $82,471,345            N/A        $44,817,924     $240,011,551
---------------------------------------
Shares outstanding                             3,971,905            N/A          2,740,449       13,722,649
---------------------------------------
Net asset value per share                         $20.76            N/A             $16.35           $17.49
------------------------------------------------------------------------------------------------------------
C CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------
Net assets                                      $968,242            N/A         $2,405,062       $3,052,816
---------------------------------------
Shares outstanding                                47,860            N/A            151,954          179,542
---------------------------------------
Net asset value per share                         $20.23            N/A             $15.83           $17.00
------------------------------------------------------------------------------------------------------------
R CLASS, $0.01 PAR VALUE
($ AND SHARES IN FULL)
------------------------------------------------------------------------------------------------------------
Net assets                                       $86,544            N/A                N/A         $161,881
---------------------------------------
Shares outstanding                                 4,153            N/A                N/A            9,115
---------------------------------------
Net asset value per share                         $20.84            N/A                N/A           $17.76
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
34

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                      GROWTH   FOCUSED GROWTH   HERITAGE    VISTA
-------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
-------------------------------------------------------------------------------------------
INCOME:
--------------------------------------
Dividends (net of foreign taxes
withheld of $333, $2, $73 and
$45, respectively)                        $ 21,615        $ 71       $  4,148   $ 11,672
--------------------------------------
Interest                                     2,693           4            452      1,121
-------------------------------------------------------------------------------------------
                                            24,308          75          4,600     12,793
-------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------
Management fees                             23,697          79          5,258     11,637
--------------------------------------
Distribution fees:
--------------------------------------
  Advisor Class                                104          --             38        272
--------------------------------------
  C Class                                        3          --              6         10
--------------------------------------
Service fees:
--------------------------------------
  Advisor Class                                104          --             38        272
--------------------------------------
  C Class                                        1          --              2          3
--------------------------------------
Directors' fees and expenses                    36          --              7         20
--------------------------------------
Other expenses                                  14          --              8          7
-------------------------------------------------------------------------------------------
                                            23,959          79          5,357     12,221
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                   349          (4)          (757)       572
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
--------------------------------------
Investment transactions                    376,157         470         96,660    114,444
--------------------------------------
Foreign currency transactions                  272          12           (832)       902
-------------------------------------------------------------------------------------------
                                           376,429         482         95,828    115,346
-------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
--------------------------------------
Investments                                (56,866)        506        130,711    301,052
--------------------------------------
Translation of assets and liabilities
in foreign currencies                       (2,897)        (15)          (911)    (1,947)
-------------------------------------------------------------------------------------------
                                           (59,763)        491        129,800    299,105
-------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                     316,666         973        225,628    414,451
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $317,015        $969       $224,871   $415,023
===========================================================================================

See Notes to Financial Statements.

------
35

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
(EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                     GROWTH             FOCUSED GROWTH
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  2006         2005         2006      2005(1)
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income (loss)                  $      349   $   19,679     $    (4)   $    --
-------------------------------------------
Net realized gain (loss)                         376,429      314,159         482         88
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                      (59,763)      26,871         491        307
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                        317,015      360,709         969        395
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
From net investment income:
-------------------------------------------
  Investor Class                                 (17,120)      (1,613)         (4)        --
-------------------------------------------
  Institutional Class                             (4,228)      (1,650)         --         --
-------------------------------------------
  Advisor Class                                     (173)          --          --         --
-------------------------------------------
From net realized gains:
-------------------------------------------
  Investor Class                                      --           --         (90)        --
------------------------------------------------------------------------------------------------
Decrease in net assets from distributions        (21,521)      (3,263)        (94)        --
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                 (179,753)    (510,824)      4,319     11,780
------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS            115,741     (153,378)      5,194     12,175

NET ASSETS
------------------------------------------------------------------------------------------------
Beginning of period                            4,784,825    4,938,203      12,175         --
------------------------------------------------------------------------------------------------
End of period                                 $4,900,566   $4,784,825     $17,369    $12,175
================================================================================================

Accumulated undistributed
net investment income (loss)                       $(382)     $20,790         $(8)        --
================================================================================================

(1) February 28, 2005 (fund inception) through October 31, 2005.

See Notes to Financial Statements.                                  (continued)

------
36

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                HERITAGE                  VISTA
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                2006         2005         2006        2005
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income (loss)                 $     (757)  $   (5,104)  $      572  $   (5,545)
-------------------------------------------
Net realized gain (loss)                         95,828      225,287      115,346     176,328
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                     129,800       18,373      299,105      68,352
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       224,871      238,556      415,023     239,135
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net realized gains:
-------------------------------------------
  Investor Class                                 (5,148)          --           --          --
-------------------------------------------
  Institutional Class                              (271)          --           --          --
-------------------------------------------
  Advisor Class                                    (151)          --           --          --
-------------------------------------------
  C Class                                            (6)          --           --          --
-----------------------------------------------------------------------------------------------
Decrease in net assets from distributions        (5,576)          --           --          --
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                 246,072     (596,469)      38,459     384,953
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           465,367     (357,913)     453,482     624,088

NET ASSETS
-----------------------------------------------------------------------------------------------
Beginning of period                             864,675    1,222,588    2,193,330   1,569,242
-----------------------------------------------------------------------------------------------
End of period                                $1,330,042   $  864,675   $2,646,812  $2,193,330
===============================================================================================

Accumulated undistributed
net investment income (loss)                      $(757)          --         $572          --
===============================================================================================

See Notes to Financial Statements.

------
37

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Growth Fund (Growth), Focused Growth
Fund (Focused Growth), Heritage Fund (Heritage) and Vista Fund (Vista)
(collectively, the funds) are four funds in a series issued by the corporation.
Growth, Heritage and Vista are diversified under the 1940 Act. Focused Growth is nondiversified and normally limits its investments to a core group of approximately 25-45 common stocks. The funds' investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in equity securities. Growth and Focused Growth generally invest in larger companies but may purchase companies of any size. Heritage and Vista generally invest in companies that are medium-sized and smaller at the time of purchase.
The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Growth and Vista are authorized to issue the Investor Class, the Institutional Class, the Advisor Class, the C Class and the R Class. Focused
Growth is authorized to issue the Investor Class. Heritage is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the C
Class. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the Investor Class for Focused
Growth commenced February 28, 2005. Sale of the R Class for Vista commenced
July 29, 2005.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

                                                                    (continued)

------
38

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
39

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy. The annual management fee for Focused
Growth, Heritage and Vista is 1.00%, 0.80%, 0.75%, 1.00% and 1.00%, for the
Investor Class, Institutional Class, Advisor Class, C Class and R Class,
respectively, as applicable.

The annual management fee schedule for each class of Growth is as follows:

--------------------------------------------------------------------------------
                      INVESTOR, C & R       INSTITUTIONAL           ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $5 billion           1.000%              0.800%               0.750%
--------------------------------------------------------------------------------
Next $5 billion            0.990%              0.790%               0.740%
--------------------------------------------------------------------------------
Next $5 billion            0.980%              0.780%               0.730%
--------------------------------------------------------------------------------
Next $5 billion            0.970%              0.770%               0.720%
--------------------------------------------------------------------------------
Next $5 billion            0.950%              0.750%               0.700%
--------------------------------------------------------------------------------
Next $5 billion            0.900%              0.700%               0.650%
--------------------------------------------------------------------------------
Over $30 billion           0.800%              0.600%               0.550%
--------------------------------------------------------------------------------

The effective annual management fee for each class of Growth for the six months ended April 30, 2006 was 1.00%, 0.80%, 0.75%, 1.00% and 1.00% for the Investor
Class, Institutional Class, Advisor Class, C Class and R Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                         ADVISOR                 C
--------------------------------------------------------------------------------
Distribution Fee                          0.25%                0.75%
--------------------------------------------------------------------------------
Service Fee                               0.25%                0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the six months ended April 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                    (continued)

------
40

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2006, were as follows:

--------------------------------------------------------------------------------
                         GROWTH    FOCUSED GROWTH     HERITAGE        VISTA
--------------------------------------------------------------------------------
Purchases              $3,125,131      $30,665       $1,328,807    $2,819,618
--------------------------------------------------------------------------------
Proceeds from sales    $3,323,400      $26,504       $1,090,742    $2,749,304
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------
                                         GROWTH               FOCUSED GROWTH
--------------------------------------------------------------------------------
                                   SHARES      AMOUNT        SHARES     AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                  800,000                   100,000
================================================================================
Sold                                 9,137   $ 191,962           744    $ 8,233
--------------------------------
Issued in reinvestment
of distributions                       775      16,262             8         89
--------------------------------
Redeemed                           (19,515)   (408,801)         (361)    (4,003)
--------------------------------------------------------------------------------
Net increase (decrease)             (9,603)  $(200,577)          391    $ 4,319
================================================================================
YEAR ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                  800,000                   300,000
================================================================================
Sold                                10,990   $ 212,907         1,271    $12,943
--------------------------------
Issued in reinvestment
of distributions                        78       1,548            --         --
--------------------------------
Redeemed                           (35,261)   (684,014)         (114)    (1,163)
--------------------------------------------------------------------------------
Net increase (decrease)            (24,193)  $(469,559)        1,157    $11,780
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                  150,000                       N/A
================================================================================
Sold                                 4,033    $ 85,008
--------------------------------
Issued in reinvestment
of distributions                       200       4,228
--------------------------------
Redeemed                            (2,813)    (59,497)
--------------------------------------------------------------------------------
Net increase (decrease)              1,420    $ 29,739
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                  150,000                       N/A
================================================================================
Sold                                 3,162   $  61,972
--------------------------------
Issued in reinvestment
of distributions                        83      $1,650
--------------------------------
Redeemed                            (5,559)   (108,738)
--------------------------------------------------------------------------------
Net increase (decrease)             (2,314)  $ (45,116)
================================================================================

(1) February 28, 2005 (fund inception) through October 31, 2005 for Focused Growth.

                                                                    (continued)

------
41

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                             GROWTH            FOCUSED GROWTH
--------------------------------------------------------------------------------
                                       SHARES     AMOUNT       SHARES  AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                      210,000                  N/A
================================================================================
Sold                                       614   $ 12,728
----------------------------------
Issued in reinvestment
of distributions                             8        162
----------------------------------
Redeemed                                (1,068)   (21,978)
--------------------------------------------------------------------------------
Net increase (decrease)                   (446)  $ (9,088)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                      210,000                  N/A
================================================================================
Sold                                     1,575   $ 30,169
----------------------------------

Redeemed                                (1,382)   (26,458)
--------------------------------------------------------------------------------
Net increase (decrease)                    193   $  3,711
================================================================================
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                      100,000                  N/A
================================================================================
Sold                                        10       $206
----------------------------------
Redeemed                                    (3)       (66)
--------------------------------------------------------------------------------
Net increase (decrease)                      7       $140
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                      100,000                  N/A
================================================================================
Sold                                         9       $159
----------------------------------
Redeemed                                    (3)       (55)
--------------------------------------------------------------------------------
Net increase (decrease)                      6       $104
================================================================================
R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                       50,000                  N/A
================================================================================
Sold                                         2       $ 47
----------------------------------
Redeemed                                    (1)       (14)
--------------------------------------------------------------------------------
Net increase (decrease)                      1       $ 33
================================================================================
EAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                       50,000                  N/A
================================================================================
Sold                                         3       $ 54
----------------------------------
Redeemed                                    (1)       (18)
--------------------------------------------------------------------------------
Net increase (decrease)                      2       $ 36
================================================================================

                                                                    (continued)

------
42

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                          HERITAGE                 VISTA
--------------------------------------------------------------------------------
                                     SHARES     AMOUNT      SHARES       AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                   400,000                 800,000
================================================================================
Sold                                 18,301    $282,858      10,982   $ 183,576
--------------------------------
Issued in reinvestment
of distributions                        340       4,950          --          --
--------------------------------
Redeemed                             (4,282)    (65,529)    (12,490)   (207,788)
--------------------------------------------------------------------------------
Net increase (decrease)              14,359    $222,279      (1,508)  $ (24,212)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                   400,000                 800,000
================================================================================
Sold                                 11,012   $ 135,331      46,432   $ 667,482
--------------------------------
Redeemed                            (58,227)   (702,050)    (27,449)   (399,867)
--------------------------------------------------------------------------------
Net increase (decrease)             (47,215)  $(566,719)     18,983   $ 267,615
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    40,000                  80,000
================================================================================
Sold                                    419     $ 6,548       3,886    $ 67,578
--------------------------------
Issued in reinvestment
of distributions                         18         271          --          --
--------------------------------
Redeemed                               (192)     (2,976)     (1,026)    (17,350)
--------------------------------------------------------------------------------
Net increase (decrease)                 245     $ 3,843       2,860    $ 50,228
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                    40,000                  80,000
================================================================================
Sold                                    553    $  6,941       4,660    $ 68,796
--------------------------------
Redeemed                             (2,745)    (37,194)     (1,402)    (20,697)
--------------------------------------------------------------------------------
Net increase (decrease)              (2,192)   $(30,253)      3,258    $ 48,099
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                   100,000                 210,000
================================================================================
Sold                                  1,568     $23,763       2,766    $ 44,809
--------------------------------
Issued in reinvestment
of distributions                         11         151          --          --
--------------------------------
Redeemed                               (341)     (5,154)     (1,989)    (32,566)
--------------------------------------------------------------------------------
Net increase (decrease)               1,238     $18,760         777    $ 12,243
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                   100,000                 210,000
================================================================================
Sold                                    592     $ 7,356      11,360    $161,446
--------------------------------
Redeemed                               (558)     (6,665)     (6,659)    (93,106)
--------------------------------------------------------------------------------
Net increase (decrease)                  34     $   691       4,701    $ 68,340
================================================================================

                                                                    (continued)

------
43

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                            HERITAGE              VISTA
--------------------------------------------------------------------------------
                                       SHARES    AMOUNT     SHARES      AMOUNT
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                     100,000               100,000
================================================================================
Sold                                      107    $1,550          30     $ 482
----------------------------------
Issued in reinvestment
of distributions                           --         6          --        --
----------------------------------
Redeemed                                  (25)     (366)        (26)     (412)
--------------------------------------------------------------------------------
Net increase (decrease)                    82    $1,190           4     $  70
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                     100,000               100,000
================================================================================
Sold                                       16     $ 184         124    $1,742
----------------------------------
Redeemed                                  (31)     (372)        (62)     (868)
--------------------------------------------------------------------------------
Net increase (decrease)                   (15)    $(188)         62    $  874
================================================================================
R CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                         N/A                10,000
================================================================================
Sold                                                              7      $130
================================================================================
PERIOD ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                         N/A                60,000
================================================================================
Sold                                                              2       $25
================================================================================

(1) July 29, 2005 (commencement of sale) through October 31, 2005 for Vista.

                                                                    (continued)

------
44

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

5. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a $500 million unsecured bank line of credit agreement with JPMCB, which was renewed from $575 million effective December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended April 30, 2006.

6. RISK FACTORS

Focused Growth is considered nondiversified which may subject the fund to the following risks: a price change in one security may have a greater impact than would be the case if the fund were diversified; the fund's nondiversification could result in high portfolio turnover which could mean increased transaction costs, affecting both the fund's performance and capital gains tax liabilities to investors.

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                            GROWTH     FOCUSED GROWTH    HERITAGE     VISTA
--------------------------------------------------------------------------------
Federal tax cost
of investments            $4,252,795       $16,360     $1,059,100   $2,135,957
================================================================================
Gross tax appreciation
of investments              $689,346        $1,122       $295,507     $585,924
------------------------
Gross tax depreciation
of investments               (78,965)         (320)        (5,433)     (14,631)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments              $610,381          $802       $290,074     $571,293
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2005, Growth and Vista had accumulated capital losses of
$1,254,901 and $69,515, respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                      2010                     2011
--------------------------------------------------------------------------------
Growth                              $(221,736)             $(1,033,165)
--------------------------------------------------------------------------------
Vista                                $(69,515)                      --
--------------------------------------------------------------------------------

------
45

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                          2006(1)    2005      2004    2003     2002      2001
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $19.80     $18.43   $17.26   $14.80   $17.85    $31.09
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          --(3)      0.08    (0.01)    0.01    (0.01)     --(3)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    1.32      1.30     1.18     2.45    (3.04)    (9.66)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations          1.32      1.38     1.17     2.46    (3.05)    (9.66)
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income               (0.09)    (0.01)      --       --       --        --
-------------------------------------
  From Net Realized Gains                     --        --       --       --       --     (3.58)
--------------------------------------------------------------------------------------------------
  Total Distributions                      (0.09)    (0.01)      --       --       --     (3.58)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $21.03    $19.80   $18.43   $17.26   $14.80    $17.85
==================================================================================================
  TOTAL RETURN(4)                           6.65%     7.74%    6.78%   16.62%  (17.09)%  (34.14)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.00%(5)     1.00%    1.00%    1.00%     1.00%     1.00%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           (0.01)%(5)     0.38%  (0.07)%    0.05%   (0.04)%   (0.01)%
-------------------------------------
Portfolio Turnover Rate                       64%       77%     131%     159%      135%      114%
-------------------------------------
Net Assets, End of Period
(in millions)                              $4,055    $4,008   $4,176   $4,350    $3,951    $5,715
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

------
46

See Notes to Financial Statements.

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-------------------------------------------------------------------------------------------------
                                                        INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------
                                       2006(1)    2005      2004      2003      2002     2001
-------------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                    $19.98    $18.59    $17.38    $14.87    $17.90   $31.15
-------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)        0.02      0.11      0.02      0.04      0.02     0.04
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                 1.32      1.33      1.19      2.47     (3.05)   (9.65)
-------------------------------------------------------------------------------------------------
  Total From Investment Operations       1.34      1.44      1.21      2.51     (3.03)   (9.61)
-------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income            (0.12)    (0.05)       --        --        --       --
------------------------------------
  From Net Realized Gains                  --        --        --        --        --    (3.64)
-------------------------------------------------------------------------------------------------
  Total Distributions                   (0.12)    (0.05)       --        --        --    (3.64)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $21.20    $19.98    $18.59    $17.38    $14.87   $17.90
=================================================================================================

  TOTAL RETURN(3)                        6.72%     7.72%     6.96%    16.88%  (16.93)%  (33.94)%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                 0.80%(4)     0.80%     0.80%     0.80%     0.80%     0.80%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets          0.19%(4)     0.58%     0.13%     0.25%     0.16%     0.19%
------------------------------------
Portfolio Turnover Rate                    64%       77%      131%      159%      135%      114%
------------------------------------
Net Assets, End of Period
(in thousands)                        $762,433  $689,983  $685,090  $618,569  $455,807   $84,189
-------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
47

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
--------------------------------------------------------------------------------------------------
                                           2006(1)   2005      2004     2003     2002      2001
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $19.53   $18.22   $17.11    $14.70   $17.78   $31.01
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)           (0.02)    0.02    (0.06)   (0.03)   (0.05)    (0.06)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                     1.29     1.29     1.17     2.44    (3.03)    (9.66)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations           1.27     1.31     1.11     2.41    (3.08)    (9.72)
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Investment Income                (0.04)      --       --       --       --        --
-------------------------------------
  From Net Realized Gains                      --       --       --       --       --     (3.51)
--------------------------------------------------------------------------------------------------
  Total Distributions                       (0.04)      --       --       --       --     (3.51)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $20.76   $19.53   $18.22   $17.11   $14.70    $17.78
==================================================================================================
  TOTAL RETURN(3)                            6.51%    7.19%    6.49%   16.39%  (17.32)%  (34.40)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.25%(4)    1.25%    1.25%    1.25%     1.25%     1.25%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            (0.26)%(4)    0.13%  (0.32)%  (0.20)%   (0.29)%   (0.26)%
-------------------------------------
Portfolio Turnover Rate                        64%      77%     131%     159%      135%      114%
-------------------------------------
Net Assets, End of Period
(in thousands)                             $82,471  $86,303  $76,962  $55,010   $32,530   $25,272
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

------
48

See Notes to Financial Statements.

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------
                                                                 C CLASS
---------------------------------------------------------------------------------------------
                                               2006(1)   2005    2004     2003       2002(2)
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $19.06   $17.91   $16.95   $14.66     $19.38
---------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income (Loss)(3)              (0.10)   (0.12)   (0.19)   (0.15)     (0.16)
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)       1.27     1.27     1.15     2.44      (4.56)
---------------------------------------------------------------------------------------------
  Total From Investment Operations              1.17     1.15     0.96     2.29      (4.72)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $20.23   $19.06   $17.91   $16.95     $14.66
=============================================================================================
  TOTAL RETURN(4)                               6.14%    6.42%    5.66%   15.62%    (24.36)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        2.00%(5)    2.00%    2.00%    2.00%    2.00%(5)
-----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      (1.01)%(5)  (0.62)%  (1.07)%  (0.95)%  (0.99)%(5)
-----------------------------------------
Portfolio Turnover Rate                           64%      77%     131%     159%     135%(6)
-----------------------------------------
Net Assets, End of Period (in thousands)         $968     $779     $632     $623        $482
---------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) November 28, 2001 (commencement of sale) through October 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
49

Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------
                                                             R CLASS
--------------------------------------------------------------------------------------
                                                2006(1)   2005     2004       2003(2)
--------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $19.59   $18.32   $17.25      $16.56
--------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(3)                (0.05)   (0.07)   (0.13)      (0.02)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)         1.30     1.34     1.20        0.71
--------------------------------------------------------------------------------------
  Total From Investment Operations                1.25     1.27     1.07        0.69
--------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $20.84   $19.59   $18.32      $17.25
======================================================================================
  TOTAL RETURN(4)                                 6.38%    6.93%    6.20%       4.17%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.50%(5)    1.50%    1.50%    1.50%(5)
-------------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets                 (0.51)%(5)  (0.12)%  (0.57)%  (0.58)%(5)
-------------------------------------------
Portfolio Turnover Rate                             64%      77%     131%     159%(6)
-------------------------------------------
Net Assets, End of Period (in thousands)            $87      $49      $12         $3
--------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) August 29, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences becuause of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
50

Focused Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.53       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
  Net Investment Income (Loss)(3)                         --(4)        --(4)
--------------------------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 0.76         0.53
--------------------------------------------------------------------------------
  Total From Investment Operations                        0.76         0.53
--------------------------------------------------------------------------------
Distributions
--------------------------------------------
  From Net Investment Income                              --(4)          --
--------------------------------------------
  From Net Realized Gains                                (0.07)          --
--------------------------------------------------------------------------------
  Total Distributions                                    (0.07)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $11.22       $10.53
================================================================================
  TOTAL RETURN(5)                                         7.22%        5.30%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                  1.00%(6)     1.00%(6)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                (0.04)%(6)     0.00%(6)
--------------------------------------------
Portfolio Turnover Rate                                    168%          95%
--------------------------------------------
Net Assets, End of Period (in thousands)                $17,369      $12,175
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) February 28, 2005 (fund inception) through October 31, 2005.

(3) Computed using average shares outstanding during the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

See Notes to Financial Statements.

------
51

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                             INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                         2006(1)   2005     2004       2003     2002      2001
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $13.48   $10.76   $10.78      $9.11   $10.13    $19.10
--------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income (Loss)(2)         (0.01)   (0.06)   (0.05)     (0.04)   (0.04)     --(3)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   3.23     2.78     0.03       1.71    (0.98)    (5.33)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations         3.22     2.72    (0.02)      1.67    (1.02)    (5.33)
--------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Realized Gains                 (0.09)      --       --         --       --     (3.64)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $16.61   $13.48   $10.76     $10.78    $9.11    $10.13
==================================================================================================
  TOTAL RETURN(4)                         23.94%   25.16%   (0.09)%    18.33%  (10.07)%  (33.08)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.00%(5)    1.00%     1.00%     1.00%     1.00%     1.00%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets          (0.14)%(5)  (0.46)%   (0.44)%   (0.39)%   (0.37)%   (0.02)%
------------------------------------
Portfolio Turnover Rate                     102%     236%      264%      129%      128%      152%
------------------------------------
Net Assets, End of Period
(in millions)                             $1,225     $801    $1,148    $1,227    $1,010    $1,206
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
52

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
                                         2006(1)   2005     2004     2003     2002      2001
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $13.63    $10.87   $10.86    $9.17   $10.17    $19.14
------------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------
  Net Investment Income (Loss)(2)         --(3)    (0.03)   (0.03)   (0.01)   (0.02)     --(3)
------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  3.28      2.79     0.04     1.70    (0.98)    (5.30)
------------------------------------------------------------------------------------------------
  Total From Investment Operations        3.28      2.76     0.01     1.69    (1.00)    (5.30)
------------------------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Realized Gains                (0.09)       --       --       --       --     (3.67)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $16.82    $13.63   $10.87   $10.86    $9.17    $10.17
================================================================================================
  TOTAL RETURN(4)                        24.12%    25.39%    0.09%   18.43%   (9.83)%  (32.84)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.80%(5)     0.80%    0.80%    0.80%     0.80%     0.80%
------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           0.06%(5)   (0.26)%  (0.24)%  (0.19)%   (0.17)%     0.18%
------------------------------------
Portfolio Turnover Rate                    102%      236%     264%     129%      128%      152%
------------------------------------
Net Assets, End of Period
(in thousands)                          $57,430   $43,192  $58,259  $73,735  $152,256   $79,882
------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
53

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
---------------------------------------------------------------------------------------------------
                                           2006(1)    2005    2004       2003    2002      2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $13.29    $10.64   $10.68     $9.05   $10.09    $19.05
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          (0.03)    (0.09)   (0.07)    (0.06)   (0.06)    (0.04)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    3.18      2.74     0.03      1.69    (0.98)    (5.32)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations          3.15      2.65    (0.04)     1.63    (1.04)    (5.36)
---------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                  (0.09)       --       --        --       --     (3.60)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $16.35    $13.29   $10.64    $10.68    $9.05    $10.09
===================================================================================================
  TOTAL RETURN(3)                          23.83%    24.91%   (0.37)%   18.01%  (10.31)%  (33.30)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.25%(4)    1.25%     1.25%    1.25%     1.25%     1.25%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            (0.39)%(4)  (0.71)%   (0.69)%   (0.64)%  (0.62)%   (0.27)%
-------------------------------------
Portfolio Turnover Rate                       102%     236%      264%      129%     128%      152%
-------------------------------------
Net Assets, End of Period
(in thousands)                             $44,818  $19,953   $15,623   $13,668   $3,737    $2,146
---------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
54

Heritage - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                                    C CLASS
-----------------------------------------------------------------------------------------------------
                                           2006(1)  2005     2004        2003    2002       2001(2)
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $12.91   $10.41   $10.54      $8.99   $10.10      $12.43
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(3)          (0.08)   (0.17)   (0.15)     (0.13)   (0.13)      (0.06)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    3.09     2.67     0.02       1.68    (0.98)      (2.27)
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations          3.01     2.50    (0.13)      1.55    (1.11)      (2.33)
-----------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                  (0.09)      --       --         --       --          --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $15.83   $12.91   $10.41     $10.54    $8.99      $10.10
=====================================================================================================
  TOTAL RETURN(4)                          23.37%   24.02%   (1.23)%    17.24%  (10.99)%    (18.74)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.00%(5)    2.00%     2.00%     2.00%     2.00%    2.00%(5)
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           (1.14)%(5)  (1.46)%   (1.44)%   (1.39)%   (1.37)%  (1.50)%(5)
-------------------------------------
Portfolio Turnover Rate                      102%     236%      264%      129%      128%     152%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                             $2,405     $898      $889      $872      $146          $3
-----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) June 26, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
55

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                                          2006(1)  2005      2004      2003     2002       2001
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $14.99   $13.14    $11.97     $9.25   $10.62     $24.37
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          0.01    (0.04)    (0.06)    (0.06)   (0.04)     (0.04)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   2.82     1.89      1.23      2.78    (1.33)     (7.38)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations         2.83     1.85      1.17      2.72    (1.37)     (7.42)
---------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                    --       --        --        --       --      (6.33)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $17.82   $14.99    $13.14    $11.97    $9.25     $10.62
===================================================================================================
  TOTAL RETURN(3)                         18.88%   14.08%     9.77%    29.41%  (12.90)%   (37.48)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                   1.00%(4)    1.00%     1.00%     1.00%     1.00%      1.00%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            0.06%(4)  (0.26)%   (0.48)%   (0.57)%   (0.34)%    (0.31)%
-------------------------------------
Portfolio Turnover Rate                     115%     284%      255%      280%      293%       290%
-------------------------------------
Net Assets, End of Period
(in millions)                             $2,235   $1,902    $1,418    $1,240      $966     $1,222
---------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
56

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
------------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------
                                        2006(1)   2005     2004       2003    2002      2001
------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period    $15.22   $13.32   $12.11     $9.34   $10.70    $24.50
------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)         0.02    (0.01)   (0.04)    (0.03)   (0.02)    (0.02)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                  2.88     1.91     1.25      2.80    (1.34)    (7.41)
------------------------------------------------------------------------------------------------
  Total From Investment Operations        2.90     1.90     1.21      2.77    (1.36)    (7.43)
------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                   --       --       --        --       --     (6.37)
------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $18.12   $15.22   $13.32    $12.11    $9.34    $10.70
================================================================================================
  TOTAL RETURN(3)                        19.05%   14.26%    9.99%    29.66%  (12.71)%  (37.31)%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  0.80%(4)    0.80%    0.80%     0.80%     0.80%     0.80%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           0.26%(4)  (0.06)%  (0.28)%   (0.37)%   (0.14)%   (0.11)%
-------------------------------------
Portfolio Turnover Rate                    115%     284%     255%      280%      293%      290%
-------------------------------------
Net Assets, End of Period
(in thousands)                         $168,997  $98,439  $42,747   $34,177   $37,743   $46,069
------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
57

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------------
                                                                ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
                                          2006(1)    2005       2004       2003    2002      2001
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $14.73    $12.95     $11.82     $9.15   $10.53    $24.24
-----------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(2)          (0.01)    (0.08)     (0.11)    (0.08)   (0.06)    (0.08)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    2.77      1.86       1.24      2.75    (1.32)    (7.35)
-----------------------------------------------------------------------------------------------------
  Total From Investment Operations          2.76      1.78       1.13      2.67    (1.38)    (7.43)
-----------------------------------------------------------------------------------------------------
Distributions
-------------------------------------
  From Net Realized Gains                     --        --         --        --       --     (6.28)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $17.49    $14.73     $12.95    $11.82    $9.15    $10.53
=====================================================================================================
  TOTAL RETURN(3)                          18.67%    13.75%      9.56%    29.18%  (13.11)%  (37.76)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    1.25%(4)     1.25%      1.25%     1.25%     1.25%     1.25%
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           (0.19)%(4)   (0.51)%    (0.73)%   (0.82)%   (0.59)%   (0.56)%
-------------------------------------
Portfolio Turnover Rate                      115%      284%       255%      280%      293%      290%
-------------------------------------
Net Assets, End of Period
(in thousands)                           $240,012  $190,635   $106,750   $17,060   $11,333   $13,315
-----------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
58

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
---------------------------------------------------------------------------------------------------
                                                                 C CLASS
---------------------------------------------------------------------------------------------------
                                          2006(1)   2005     2004     2003     2002       2001(2)
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period      $14.37   $12.73   $11.71    $9.12   $10.59      $12.07
---------------------------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------
  Net Investment Income (Loss)(3)          (0.07)   (0.18)   (0.19)   (0.16)   (0.15)      (0.06)
-------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    2.70     1.82     1.21     2.75    (1.32)      (1.42)
---------------------------------------------------------------------------------------------------
  Total From Investment Operations          2.63     1.64     1.02     2.59    (1.47)      (1.48)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period            $17.00   $14.37   $12.73   $11.71    $9.12      $10.59
===================================================================================================
  TOTAL RETURN(4)                          18.30%   12.88%    8.71%   28.40%  (13.88)%    (12.26)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    2.00%(5)    2.00%    2.00%    2.00%     2.00%    2.00%(5)
-------------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets           (0.94)%(5)  (1.26)%  (1.48)%  (1.57)%   (1.34)%  (1.77)%(5)
-------------------------------------
Portfolio Turnover Rate                      115%     284%     255%     280%      293%     290%(6)
-------------------------------------
Net Assets, End of Period
(in thousands)                             $3,053   $2,515   $1,439     $333      $110          $4
---------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 18, 2001 (commencement of sale) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2001.

See Notes to Financial Statements.

------
59

Vista - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                 R CLASS
--------------------------------------------------------------------------------
                                                           2006(1)    2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $14.97     $15.32
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(3)                           (0.06)     (0.04)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    2.85      (0.31)
--------------------------------------------------------------------------------
  Total From Investment Operations                           2.79      (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $17.76     $14.97
================================================================================
  TOTAL RETURN(4)                                           18.57%     (2.28)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                     1.50%(5)    1.50%(5)
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                   (0.44)%(5)   (0.92)(5)
-------------------------------------------
Portfolio Turnover Rate                                       115%     284%(6)
-------------------------------------------
Net Assets, End of Period (in thousands)                      $162         $24
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2005.

See Notes to Financial Statements.

------
60

Share Class Information

Five classes of shares are authorized for sale by Growth and Vista: Investor
Class, Institutional Class, Advisor Class, C Class, and R Class. Focused Growth
offers the Investor Class. Four classes of shares are authorized for sale by
Heritage: Investor Class, Institutional Class, Advisor Class, and C Class. The
total expense ratio of Institutional Class shares is lower than that of Investor
Class shares. The total expense ratios of Advisor Class, C Class, and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
61

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
62

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
63

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for Focused Growth. It combines two widely known indices, the S&P 500 Index and the Russell 1000 Growth Index,
which are both weighted at 50%.

DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER LARGE-CAP GROWTH FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Large Cap Growth fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The LIPPER MID-CAP GROWTH FUNDS INDEX is a non-weighted index of, typically, the
30 largest mutual funds within the Mid Cap Growth fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.tm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(reg.tm) VALUE INDEX measures the performance of those Russell
Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
64

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                PRSRT STD
P.O. Box 419200                                         U.S. POSTAGE PAID
Kansas City, MO 64141-6200                              AMERICAN CENTURY
                                                            COMPANIES

The American Century Investments logo,
American Century and American Century
Investments are service marks of                     American Century Investment
American Century Proprietary Holdings, Inc.          Services, Inc., Distributor

0606                         (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-49695S                All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy and airplane]

APRIL 30, 2006

Giftrust(reg.tm) Fund

[american century investments logo and text logo]

GIFTRUST

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . .19

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Giftrust Fund for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year, providing fuel for a dose of investor enthusiasm that pushed U.S. broad market indices to solid gains in the six-month period ended April 30, 2006.

As measured in gross domestic product (GDP), U.S. economic growth slowed to 1.7%
in the fourth quarter of 2005 as energy supply interruptions caused by hurricanes Rita and Katrina - and a corresponding spike in oil and natural gas prices - filtered through the economy. Other temporary business and employment disruptions caused by those two storms further muted economic vitality in the final months of 2005.

By January 2006, however, economic growth reaccelerated, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Not even rising commodity prices and rising interest rates halted the momentum, with GDP growth of 5.3% in the first quarter of 2006 more than tripling the rate of the previous quarter.

The surge in many commodity values gave the Federal Reserve one reason to keep its string of interest rate hikes intact, even though broader inflation remained modest. The Fed boosted its short-term rate target to 4.75% in the period with four consecutive quarter-point increases.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout the period, even after short-term interest rates briefly surpassed long-term yields in the final week of 2005.

Such yield-curve inversions historically presage a recession. But long-term yields finally inched upward in early 2006, with the benchmark 10-year Treasury note topping the 5% level for the first time in four years.

Investors normally disdain rising 10-year yields. Nevertheless, equity markets surged, and as they have since 1999, stocks with smaller capitalizations once more set the pace. But large-cap returns outperformed in the period's final month, when gasoline prices again crept to near $3 per gallon.

Growth stocks also found more favor. Among small- and mid-cap stocks, returns on growth issues surpassed returns for value stocks in the 6-month period.
Large-cap growth continued languishing behind large-cap value, though, with the latter garnering substantial support from energy conglomerates riding record profits and surging share prices.

SIX-MONTH TOTAL RETURNS
AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 9.64%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                 10.24%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       10.02%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

Giftrust - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                    ----------------------
                                    AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
              6 MONTHS(1)   1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
GIFTRUST        24.13%      47.22%   3.75%(2)   1.53%(2)   12.69%(2)   11/25/83
--------------------------------------------------------------------------------
RUSSELL
MIDCAP
GROWTH
INDEX(3)        15.18%      28.27%     5.77%      8.92%     N/A(4)        --
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Returns would have been lower if management fees had not been waived from
    2/1/04 to 7/31/04.

(3) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Benchmark began 12/31/85.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                     (continued)

------
3

Giftrust - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended April 30
---------------------------------------------------------------------------------------------------------
             1997     1998      1999     2000       2001      2002      2003      2004      2005    2006
---------------------------------------------------------------------------------------------------------
Giftrust   -27.08%   36.76%   -21.02%   113.18%   -42.37%   -14.35%   -23.04%   19.73%*   3.48%*   47.22%
---------------------------------------------------------------------------------------------------------
Russell
Midcap
Growth
Index        3.92%   40.84%    12.33%    53.02%   -29.47%   -15.01%   -16.67%    36.14%    7.05%   28.27%
---------------------------------------------------------------------------------------------------------

*Returns would have been lower, along with the ending value, if management fees had not been waived from 2/1/04 to 7/31/04.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Giftrust - Portfolio Commentary

PORTFOLIO MANAGERS: KURT STALZER AND DAVID ROSE

Giftrust continued to perform well during the six months ended April 30, 2006, when the portfolio returned 24.13%*. By comparison, the Russell Midcap Growth
Index returned 15.18%, and the 599 funds in Lipper's Mid-Cap Growth peer group had an average return of 16.42%**.

What's more, Giftrust's 47.22% return for the 12 months ended in April compared very favorable with its Lipper category, which had an average return of 30.45%.
More detailed performance comparisons can be seen on the previous pages.

SOLID GROWTH, STOCKS HIGHER

The economy fared surprisingly well during the period, overcoming hurricanes, rising oil prices, and higher interest rates. In that environment, stocks managed double-digit gains, with shares of smaller, growth-oriented companies generally outperforming large, value-oriented stocks (see the Market Perspective on page 2). This trend benefited Giftrust, which invests in mid- and small-sized companies showing accelerating earnings.

Some of the key reasons for Giftrust's strong performance against this market backdrop were positioning among the industrials, telecommunications services, and energy sectors. We were overweight in these sectors, and added value through our stock selection in all three. However, Giftrust's return would have been even better relative to its benchmark but for our stock selection among health care stocks, which detracted slightly from our relative results.

INDUSTRIAL-STRENGTH WINNERS

Solid economic growth both here and abroad fueled big gains among industrial firms. One example is construction-equipment maker Manitowoc Co. Demand for its industrial cranes has been so strong the firm experienced rapid earnings growth, while its stock price surged to an all-time high.

Manitowoc and Foster Wheeler -- a heavy construction firm benefiting from surging global demand for big infrastructure projects -- were two of the biggest contributors to Giftrust's outperformance of its benchmark.

DIALING FOR DOLLARS

After energy, telecommunication services was the sector making the greatest contribution to portfolio performance.

TOP TEN HOLDINGS
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
NII Holdings, Inc.                        6.7%                  7.2%
--------------------------------------------------------------------------------
Precision Castparts Corp.                 3.9%                  2.9%
--------------------------------------------------------------------------------
America Movil SA de
CV Series L ADR                           3.3%                  3.3%
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc.                            3.1%                    --
--------------------------------------------------------------------------------
Alliance Data
Systems Corp.                             3.1%                  0.4%
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc.              3.0%                    --
--------------------------------------------------------------------------------
Aker Kvaerner ASA ORD                     2.9%                  1.1%
--------------------------------------------------------------------------------
Weatherford
International Ltd.                        2.5%                    --
--------------------------------------------------------------------------------
Manitowoc Co.                             2.4%                  1.0%
--------------------------------------------------------------------------------
Station Casinos Inc.                      2.2%                  2.2%
--------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.

**The Lipper Mid-Cap Growth Funds Average Returns returned 4.15% and 7.84% for the 5- and 10-year periods ended April 30, 2006, respectively.

------
5

Giftrust - Portfolio Commentary

The top-contributing stock in both relative and absolute terms was Giftrust's largest holding, wireless phone company NII Holdings. Another big contributor in this space was America Movil, which benefited from tremendous growth in the
Latin American market, as did NII.

ENERGY ADDS PERFORMANCE

Within the energy sector, the portfolio's biggest contributors were in the equipment and services industries. Strong global demand for energy led to record capital spending by oil and gas exploration companies. The best performer from this segment was Aker Kvaerner, a Norwegian oil-services firm. Diamond Offshore
Drilling and Weatherford International were other big contributors to Giftrust's relative performance.

Our biggest detractor from portfolio returns also came from the energy sector.
Vestas Wind Systems -- a provider of alternative energy -- experienced project delays and cost overruns because of parts supply problems, which hurt profitability.

HEALTH CARE HURTS

Several of Giftrust's biggest detractors relative to its benchmark were health care providers, such as Aetna, Caremark Rx, and Humana. Aetna was the largest detractor from relative performance after a sharp sell-off on news of rising medical service costs. This despite the fact that the company announced solid profit and membership growth, as well as a stock buy-back plan.

COMMITMENT TO GROWTH PHILOSOPHY

Our investment process targets medium-sized and smaller companies with accelerating earnings growth rates and share price momentum. In this context, we believe effective stock selection following a thorough review of fundamentals can position Giftrust for long-term positive performance.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Energy Equipment
& Services                               13.9%                  9.5%
--------------------------------------------------------------------------------
Wireless
Telecommunication
Services                                  9.9%                 11.2%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 7.9%                  3.8%
--------------------------------------------------------------------------------
Aerospace & Defense                       6.4%                  6.7%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                5.2%                 12.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                   80.4%                 80.9%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                 19.5%                 19.2%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      99.9%                100.1%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          0.7%                 --(2)
--------------------------------------------------------------------------------
Other Assets
and Liabilities                         (0.6)%             (0.1)%(3)
--------------------------------------------------------------------------------

(1) Includes depositary shares and foreign ordinary shares.

(2) Category is less than 0.05% of total net assets.

(3) Includes collateral received for securities lending and other assets and liabilities.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your

                                                                     (continued)

------
7

Shareholder Fee Example (Unaudited)

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In  addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     11/1/05 -        EXPENSE
                        11/1/05         4/30/06          4/30/06        RATIO*
--------------------------------------------------------------------------------
GIFTRUST
SHAREHOLDER
FEE EXAMPLE
  Actual                 $1,000        $1,241.30         $5.56          1.00%
--------------------------------------------------------------------------------
  Hypothetical           $1,000        $1,019.84         $5.01          1.00%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Giftrust - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 6.4%
--------------------------------------------------------------------------------
     352,308    BE Aerospace, Inc.(1)                              $      9,171
--------------------------------------------------------------------------------
     137,900    Boeing Co.                                               11,508
--------------------------------------------------------------------------------
     687,000    Precision Castparts Corp.                                43,266
--------------------------------------------------------------------------------
     114,264    Rockwell Collins                                          6,536
--------------------------------------------------------------------------------
                                                                         70,481
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.9%
--------------------------------------------------------------------------------
      43,513    EGL Inc.(1)                                               2,033
--------------------------------------------------------------------------------
     261,224    UTI Worldwide Inc.                                        8,148
--------------------------------------------------------------------------------
                                                                         10,181
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%
--------------------------------------------------------------------------------
     350,368    CSL Ltd. ORD                                             15,361
--------------------------------------------------------------------------------
     127,300    Gilead Sciences, Inc.(1)                                  7,320
--------------------------------------------------------------------------------
                                                                         22,681
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 2.7%
--------------------------------------------------------------------------------
     343,300    NCI Building Systems Inc.(1)                             22,311
--------------------------------------------------------------------------------
      67,600    USG Corp.(1)                                              7,231
--------------------------------------------------------------------------------
                                                                         29,542
--------------------------------------------------------------------------------
CAPITAL MARKETS - 3.9%
--------------------------------------------------------------------------------
     104,600    Goldman Sachs Group, Inc. (The)                          16,766
--------------------------------------------------------------------------------
      93,200    Investors Financial
                Services Corporation                                      4,461
--------------------------------------------------------------------------------
     488,789    Lazard Ltd. Cl A                                         21,702
--------------------------------------------------------------------------------
                                                                         42,929
--------------------------------------------------------------------------------
CHEMICALS - 1.9%
--------------------------------------------------------------------------------
     254,994    Monsanto Co.                                             21,267
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
--------------------------------------------------------------------------------
     147,200    Manpower Inc.                                             9,590
--------------------------------------------------------------------------------
     178,624    Monster Worldwide Inc.(1)                                10,253
--------------------------------------------------------------------------------
                                                                         19,843
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%
--------------------------------------------------------------------------------
     804,300    Finisar Corp.(1)                                          3,780
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.4%
--------------------------------------------------------------------------------
     287,836    Rackable Systems, Inc.(1)                                14,792
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 4.7%
--------------------------------------------------------------------------------
     881,000    Chiyoda Corporation ORD                                  19,825
--------------------------------------------------------------------------------
     350,356    Foster Wheeler Ltd.(1)                                   15,612
--------------------------------------------------------------------------------
     262,986    McDermott International, Inc.(1)                         15,990
--------------------------------------------------------------------------------
                                                                         51,427
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 3.2%
--------------------------------------------------------------------------------
     185,353    Eagle Materials Inc.                                     12,280
--------------------------------------------------------------------------------
     124,800    Martin Marietta Materials, Inc.                          13,248
--------------------------------------------------------------------------------
     114,500    Vulcan Materials Co.                                      9,728
--------------------------------------------------------------------------------
                                                                         35,256
--------------------------------------------------------------------------------
Shares                      ($ IN THOUSANDS)                            Value
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.1%
--------------------------------------------------------------------------------
      39,510    ORIX Corp. ORD                                     $     11,878
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.4%
--------------------------------------------------------------------------------
      63,403    AllianceBernstein Holding L.P.(1)                         4,086
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 1.2%
--------------------------------------------------------------------------------
     151,916    Daktronics Inc.                                           5,958
--------------------------------------------------------------------------------
      53,300    Multi-Fineline Electronix, Inc.(1)                        3,106
--------------------------------------------------------------------------------
     109,700    Tektronix, Inc.                                           3,875
--------------------------------------------------------------------------------
                                                                         12,939
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 13.9%
--------------------------------------------------------------------------------
     331,400    Aker Kvaerner ASA ORD                                    32,232
--------------------------------------------------------------------------------
     135,300    BJ Services Co.                                           5,148
--------------------------------------------------------------------------------
     153,100    Cooper Cameron Corp.(1)                                   7,692
--------------------------------------------------------------------------------
     375,600    Diamond Offshore Drilling, Inc.                          34,094
--------------------------------------------------------------------------------
      37,200    Dril-Quip Inc.(1)                                         2,678
--------------------------------------------------------------------------------
     133,696    National Oilwell Varco, Inc.(1)                           9,221
--------------------------------------------------------------------------------
     235,400    Noble Corp.                                              18,582
--------------------------------------------------------------------------------
      64,300    Technip SA ORD                                            4,059
--------------------------------------------------------------------------------
     107,547    TETRA Technologies, Inc.(1)                               5,291
--------------------------------------------------------------------------------
      66,100    Transocean Inc.(1)                                        5,359
--------------------------------------------------------------------------------
     525,787    Weatherford International Ltd.(1)                        27,830
--------------------------------------------------------------------------------
                                                                        152,186
--------------------------------------------------------------------------------
FOOD PRODUCTS - 1.3%
--------------------------------------------------------------------------------
     377,179    Archer-Daniels-Midland Co.                               13,707
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
--------------------------------------------------------------------------------
     123,752    Hologic, Inc.(1)                                          5,899
--------------------------------------------------------------------------------
      10,800    Intuitive Surgical Inc.(1)                                1,372
--------------------------------------------------------------------------------
                                                                          7,271
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 5.2%
--------------------------------------------------------------------------------
     524,656    Aetna Inc.                                               20,200
--------------------------------------------------------------------------------
     264,580    Covance Inc.(1)                                          15,438
--------------------------------------------------------------------------------
     250,916    Pharmaceutical Product
                Development, Inc.                                        9,000
--------------------------------------------------------------------------------
     300,200    PSS World Medical Inc.(1)                                 5,416
--------------------------------------------------------------------------------
     121,500    Quest Diagnostics Inc.                                    6,771
--------------------------------------------------------------------------------
                                                                         56,825
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 7.9%
--------------------------------------------------------------------------------
     399,000    Harrah's Entertainment, Inc.                             32,575
--------------------------------------------------------------------------------
     360,600    Las Vegas Sands Corp.(1)                                 23,370
--------------------------------------------------------------------------------
      41,873    Pinnacle Entertainment Inc.(1)                            1,143
--------------------------------------------------------------------------------
     156,600    Shuffle Master Inc.(1)                                    5,786
--------------------------------------------------------------------------------
     308,651    Station Casinos Inc.                                     23,791
--------------------------------------------------------------------------------
                                                                         86,665
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.5%
--------------------------------------------------------------------------------
   1,595,912    Corporacion GEO SA de CV,
                Series B ORD(1)                                           5,988
--------------------------------------------------------------------------------

See Notes to Financial Statements.

                                                                     (continued)

------
9

Giftrust - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
INSURANCE - 2.1%
--------------------------------------------------------------------------------
     161,200    AON Corp.                                          $      6,756
--------------------------------------------------------------------------------
     202,070    Berkley (W.R.) Corp.                                      7,561
--------------------------------------------------------------------------------
     275,667    HCC Insurance Holdings, Inc.                              9,232
--------------------------------------------------------------------------------
                                                                         23,549
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.4%
--------------------------------------------------------------------------------
      63,400    NutriSystem, Inc.(1)                                      4,302
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.0%
--------------------------------------------------------------------------------
     242,700    Digital River Inc.(1)                                    10,567
--------------------------------------------------------------------------------
IT SERVICES - 4.5%
--------------------------------------------------------------------------------
     617,727    Alliance Data Systems Corp.(1)                           33,975
--------------------------------------------------------------------------------
     143,376    Euronet Worldwide Inc.(1)                                 5,124
--------------------------------------------------------------------------------
     298,200    MoneyGram International Inc.                             10,109
--------------------------------------------------------------------------------
                                                                         49,208
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
--------------------------------------------------------------------------------
     107,600    Aruze Corp. ORD                                           2,634
--------------------------------------------------------------------------------
MACHINERY - 4.4%
--------------------------------------------------------------------------------
      86,458    Bucyrus International, Inc. Cl A                          4,488
--------------------------------------------------------------------------------
      63,297    Greenbrier Companies Inc.                                 2,541
--------------------------------------------------------------------------------
     276,392    JLG Industries Inc.                                       7,927
--------------------------------------------------------------------------------
     106,721    Joy Global Inc.                                           7,011
--------------------------------------------------------------------------------
     520,644    Manitowoc Co.                                            25,819
--------------------------------------------------------------------------------
                                                                         47,786
--------------------------------------------------------------------------------
MARINE - 1.2%
--------------------------------------------------------------------------------
     172,720    American Commercial Lines Inc.(1)                         9,315
--------------------------------------------------------------------------------
      49,203    Kirby Corporation(1)                                      3,626
--------------------------------------------------------------------------------
                                                                         12,941
--------------------------------------------------------------------------------
MEDIA - 1.1%
--------------------------------------------------------------------------------
     207,260    Focus Media Holding Ltd. ADR(1)                          12,516
--------------------------------------------------------------------------------
METALS & MINING - 3.7%
--------------------------------------------------------------------------------
      84,900    Alcan Inc.                                                4,437
--------------------------------------------------------------------------------
      23,800    Freeport-McMoRan Copper
                & Gold, Inc. Cl B                                         1,537
--------------------------------------------------------------------------------
     280,311    Oregon Steel Mills, Inc.(1)                              13,884
--------------------------------------------------------------------------------
     244,600    Phelps Dodge Corp.                                       21,082
--------------------------------------------------------------------------------
                                                                         40,940
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 2.1%
-------------------------------------------------------------------------
     294,039    Denbury Resources Inc.(1)                                 9,585
--------------------------------------------------------------------------------
     115,841    Parallel Petroleum Corp.(1)                               2,676
--------------------------------------------------------------------------------
     101,500    Peabody Energy Corp.                                      6,482
--------------------------------------------------------------------------------
     111,883    Southwestern Energy Company(1)                            4,030
--------------------------------------------------------------------------------
                                                                         22,773
--------------------------------------------------------------------------------
PHARMACEUTICALS - 2.7%
--------------------------------------------------------------------------------
     138,126    Aspreva Pharmaceuticals Corp.(1)                          4,696
--------------------------------------------------------------------------------
      49,800    Schwarz Pharma AG ORD                                     4,413
--------------------------------------------------------------------------------
     243,000    Shire plc ADR                                            11,509
--------------------------------------------------------------------------------
     562,600    Shire plc ORD                                             8,762
--------------------------------------------------------------------------------
                                                                         29,380
--------------------------------------------------------------------------------
Shares/Principal Amount       ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT
& DEVELOPMENT - 0.4%
--------------------------------------------------------------------------------
      24,809    CB Richard Ellis Group, Inc. Cl A(1)               $      2,180
--------------------------------------------------------------------------------
      31,894    Jones Lang LaSalle Inc.                                   2,704
--------------------------------------------------------------------------------
                                                                          4,884
--------------------------------------------------------------------------------
ROAD & RAIL - 0.6%
--------------------------------------------------------------------------------
     137,241    Genesee & Wyoming Inc. Cl A(1)                            4,498
--------------------------------------------------------------------------------
      75,300    Swift Transportation Co. Inc.(1)                          2,255
--------------------------------------------------------------------------------
                                                                          6,753
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.3%
--------------------------------------------------------------------------------
     184,350    Atheros Communications, Inc.(1)                           4,681
--------------------------------------------------------------------------------
      56,300    Cymer, Inc.(1)                                            2,910
--------------------------------------------------------------------------------
      26,800    MEMC Electronic Materials Inc.(1)                         1,088
--------------------------------------------------------------------------------
      59,621    Microsemi Corporation(1)                                  1,629
--------------------------------------------------------------------------------
     162,000    Trident Microsystems, Inc.(1)                             4,309
--------------------------------------------------------------------------------
                                                                         14,617
--------------------------------------------------------------------------------
TEXTILES, APPAREL
& LUXURY GOODS - 2.5%
--------------------------------------------------------------------------------
     196,839    Crocs, Inc.(1)                                            5,885
--------------------------------------------------------------------------------
     228,900    Polo Ralph Lauren Corp.                                  13,900
--------------------------------------------------------------------------------
      18,400    Puma AG Rudolf
                Dassler Sport ORD                                         7,415
--------------------------------------------------------------------------------
                                                                         27,200
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
--------------------------------------------------------------------------------
   1,118,000    China Merchants Holdings
                International Co. Ltd. ORD                                3,814
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION  SERVICES - 9.9%
--------------------------------------------------------------------------------
     970,300    America Movil SA de
                CV Series L ADR                                          35,814
--------------------------------------------------------------------------------
   1,222,648    NII Holdings, Inc.(1)                                    73,236
--------------------------------------------------------------------------------
                                                                        109,050
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $837,271)                                                       1,096,638
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.7%
      $7,600    FNMA Discount Notes,
                4.71%, 5/1/06(2)
(Cost $7,600)                                                             7,600
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.6%
(Cost $844,871)                                                       1,104,238
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (0.6)%                                    (6,440)
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                            $1,097,798
================================================================================

See Notes to Financial Statements.

(continued)

------
10

Giftrust - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
-------------------------------------------------------------------------------
                                                       ($ IN THOUSANDS)
                                Settlement                         Unrealized
        Contracts to Sell          Date             Value          Gain (Loss)
-------------------------------------------------------------------------------
       6,560,640 AUD for USD      5/31/06           $ 4,983          $ (53)
-------------------------------------------------------------------------------
       1,977,364 Euro for USD     5/31/06             2,499            (37)
-------------------------------------------------------------------------------
       3,187,606 Euro for USD     5/31/06             4,029            (50)
-------------------------------------------------------------------------------
       1,675,704 GBP for USD      5/31/06             3,054            (63)
-------------------------------------------------------------------------------
   1,352,740,200 JPY for USD      5/31/06            11,941           (117)
-------------------------------------------------------------------------------
      66,501,653 MXN for USD      5/31/06             6,000            (58)
-------------------------------------------------------------------------------
      73,338,720 NOK for USD      5/31/06            11,914           (189)
-------------------------------------------------------------------------------
                                                    $44,420          $(567)
                                                ===============================

(Value on Settlement Date $43,853)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
AUD = Australian Dollar
FNMA = Federal National Mortgage Association
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)

(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)

-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investment securities, at value (cost of $844,871)               $1,104,238
-----------------------------------------------------------
Receivable for investments sold                                      30,761
-----------------------------------------------------------
Dividends and interest receivable                                       234
-------------------------------------------------------------------------------
                                                                  1,135,233
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                        1,962
-----------------------------------------------------------
Payable for investments purchased                                    34,002
-----------------------------------------------------------
Payable for forward foreign currency exchange contracts                 567
-----------------------------------------------------------
Accrued management fees                                                 904
-------------------------------------------------------------------------------
                                                                     37,435
-------------------------------------------------------------------------------

NET ASSETS                                                       $1,097,798
===============================================================================
CAPITAL SHARES, $0.01 PAR VALUE
-------------------------------------------------------------------------------
Authorized                                                          200,000
===============================================================================
Outstanding                                                          51,187
===============================================================================

NET ASSET VALUE PER SHARE                                            $21.45
===============================================================================
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $1,130,965
-----------------------------------------------------------
Accumulated net investment loss                                        (787)
-----------------------------------------------------------
Accumulated net realized loss on investment and
foreign currency transactions                                      (291,189)
-----------------------------------------------------------
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies         258,809
-------------------------------------------------------------------------------
                                                                 $1,097,798
===============================================================================

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Dividends (net of foreign taxes withheld of $68)                  $   4,033
-----------------------------------------------------------
Interest                                                                206
-----------------------------------------------------------
Securities lending                                                       71
--------------------------------------------------------------------------------
                                                                      4,310
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                       5,085
-----------------------------------------------------------
Directors' fees and expenses                                              7
-----------------------------------------------------------
Other expenses                                                            5
--------------------------------------------------------------------------------
                                                                      5,097
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                           (787)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment and
foreign currency transactions                                       123,231
-----------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets and
liabilities in foreign currencies                                    96,296
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                             219,527
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $218,740
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        2006         2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                         $     (787)   $  (4,249)
---------------------------------------------
Net realized gain (loss)                                123,231      149,744
---------------------------------------------
Change in net unrealized
appreciation (depreciation)                              96,296       58,896
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                               218,740      204,391
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                                 6,314       11,226
---------------------------------------------
Payments for shares redeemed                            (54,295)    (153,289)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                         (47,981)    (142,063)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                   170,759       62,328
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                     927,039      864,711
--------------------------------------------------------------------------------
End of period                                        $1,097,798     $927,039
================================================================================

Accumulated net investment loss                           $(787)          --
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                        325          720
---------------------------------------------
Redeemed                                                 (2,776)      (9,693)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund            (2,451)      (8,973)
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Giftrust Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of medium- and small-sized companies. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a

                                                                     (continued)

------
15

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee for the fund is 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC.

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

                                                                     (continued)

------
16

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2006, were $1,129,462 and $1,181,900, respectively.

4. SECURITIES LENDING

As of April 30, 2006, the fund had no securities on loan. In the case of securities lending transactions, JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account.
Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a $500 million unsecured bank line of credit agreement with JPMCB, which was renewed from $575 million effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2006.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                  $845,963
================================================================================
Gross tax appreciation of investments                            $263,038
-------------------------------------------------------
Gross tax depreciation of investments                             (4,763)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation)
of investments                                                   $258,275
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2005, the fund had accumulated capital losses of $412,450, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
               2009                    2010                   2011
--------------------------------------------------------------------------------
            $(267,748)              $(138,462)              $(6,240)
--------------------------------------------------------------------------------

------
17

Giftrust - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                       2006(1)        2005        2004        2003        2002        2001
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period             $17.28         $13.81      $14.04      $11.88      $14.04      $43.71
-----------------------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------
  Net Investment
  Income (Loss)        (0.02)         (0.08)      (0.01)(2)   (0.07)(2)   (0.06)(2)   (0.02)(2)
-----------------
  Net Realized
  and Unrealized
  Gain (Loss)           4.19           3.55       (0.22)       2.23       (2.10)     (21.07)
-----------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations            4.17           3.47       (0.23)       2.16       (2.16)     (21.09)
-----------------------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Realized Gains         --             --          --          --          --       (8.58)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period         $21.45         $17.28      $13.81      $14.04      $11.88      $14.04
===============================================================================================
  TOTAL RETURN(3)      24.13%         25.13%      (1.64)%     18.18%     (15.38)%    (56.36)%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of
Operating
Expenses to
Average
Net Assets            1.00%(4)        1.00%      0.49%(5)      1.00%       1.00%       1.00%
-----------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets          (0.15)%(4)      (0.46)%    (0.09)%(5)    (0.55)%     (0.42)%     (0.11)%
-----------------
Portfolio
Turnover Rate             111%         223%          260%       140%        140%        196%
-----------------
Net Assets,
End of Period
(in millions)           $1,098         $927          $865       $896        $756        $880
-----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

(5) During a portion of the year ended October 31, 2004, the manager voluntarily agreed to waive its management fee. The waiver was in effect from February
    1, 2004 through July 31, 2004. Had fees not been waived the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.00% and
    (0.60)%, respectively.

See Notes to Financial Statements.

------
18

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL MIDCAP(reg.tm) INDEX measures the performance of the 800 smallestof the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.tm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
19

Notes

------
20

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED
FOR THE GENERAL INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

American Century Investments                                    PRSRT STD
P.O. Box 419200                                             U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0606
SH-SAN-49691S

American Century Investments
SEMIANNUAL REPORT

[photo of boy and airplane]

                                 APRIL 30, 2006

Select Fund
Capital Growth Fund
Fundamental Equity Fund
New Opportunities II Fund

[american century investments logo and text logo]

SELECT

CAPITAL GROWTH

FUNDAMENTAL EQUITY

NEW OPPORTUNITIES II

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Select, Capital Growth, Fundamental Equity and New Opportunities II
funds for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our
Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/James E. Stowers, Jr.
James E. Stowers, Jr.
FOUNDER
AMERICAN CENTURY COMPANIES, INC.

/s/James E. Stowers III
James E. Stowers III
CHAIRMAN OF THE BOARD
AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of chief investment officer]

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year, providing fuel for a dose of investor enthusiasm that pushed U.S. broad market indices to solid gains in the 6-month period ended April 30, 2006.

As measured in gross domestic product (GDP), U.S. economic growth slowed to 1.7%
in the fourth quarter of 2005 as energy supply interruptions caused by hurricanes Rita and Katrina -- and a corresponding spike in oil and natural gas prices -- filtered through the economy. Other temporary business and employment disruptions caused by those two storms further muted economic vitality in the final months of 2005.

By January 2006, however, economic growth reaccelerated, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Not even rising commodity prices and rising interest rates halted the momentum, with GDP growth of 5.3% in the first quarter of 2006 more than tripling the rate of the previous quarter.

The surge in many commodity values gave the Federal Reserve one reason to keep its string of interest rate hikes intact, even though broader inflation remained modest. The Fed boosted its short-term rate target to 4.75% in the period with four consecutive quarter-point increases.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout the period, even after short-term interest rates briefly surpassed long-term yields in the final week of 2005.

Such yield-curve inversions historically presage a recession. But long-term yields finally inched upward in early 2006, with the benchmark 10-year Treasury note topping the 5% level for the first time in four years.

Investors normally disdain rising 10-year yields. Nevertheless, equity markets surged, and as they have since 1999, stocks with smaller capitalizations once more set the pace. But large-cap returns outperformed in the period's final month, when gasoline prices again crept to near $3 per gallon.

Growth stocks also found more favor. Among small- and mid-cap stocks, returns on growth issues surpassed returns for value stocks in the 6-month period.
Large-cap growth continued languishing behind large-cap value, though, with the latter garnering substantial support from energy conglomerates riding record profits and surging share prices.

SIX-MONTH TOTAL RETURNS
AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 9.64%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                 10.24%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       10.02%
--------------------------------------------------------------------------------
(1) Total returns for periods less than one year are not annualized.

------
2

Select - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                           ----------------------------------
                                                AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------
                                                                   SINCE      INCEPTION
                      6 MONTHS(1)  1 YEAR   5 YEARS   10 YEARS   INCEPTION       DATE
------------------------------------------------------------------------------------------
INVESTOR CLASS           2.03%      7.37%    -1.65%      6.44%     13.55%      6/30/71(2)
------------------------------------------------------------------------------------------
S&P 500 INDEX(3)         9.64%     15.42%     2.70%      8.94%     11.25%        --
------------------------------------------------------------------------------------------
Institutional Class      2.13%      7.54%    -1.44%       --        5.46%      3/13/97
------------------------------------------------------------------------------------------
Advisor Class            1.88%      7.06%    -1.92%       --        2.89%      8/8/97
------------------------------------------------------------------------------------------
A Class                                                                        1/31/03
  No sales charge*       1.90%      7.07%      --         --        9.78%(4)
  With sales charge*    -3.96%      0.91%      --         --        7.80%(4)
------------------------------------------------------------------------------------------
B Class                                                                        1/31/03
  No sales charge*       1.52%      6.26%      --         --        8.96%(4)
  With sales charge*    -3.48%      2.26%      --         --        8.20%(4)
------------------------------------------------------------------------------------------
C Class                                                                        1/31/03
  No sales charge*       1.52%      6.28%      --         --        8.99%(4)
  With sales charge*     0.52%      6.28%      --         --        8.99%(4)
------------------------------------------------------------------------------------------
R Class                  1.77%       --        --         --       -1.79%(1)    7/29/05
------------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Although the fund's actual inception date was 10/31/58, this inception date corresponds with the investment advisor's implementation of its current investment philosophy and practices.

(3) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 3/11/03, 2/1/03 to 2/11/03, and 2/1/03 to
    3/11/03 for the A Class, B Class, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Select - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended April 30
---------------------------------------------------------------------------------------------------
                  1997    1998    1999    2000    2001     2002     2003     2004    2005    2006
---------------------------------------------------------------------------------------------------
 Investor Class  20.54%  40.19%  28.41%  13.38%  -17.52%  -15.63%  -14.23%  19.70%  -1.08%   7.37%
---------------------------------------------------------------------------------------------------
 S&P 500 Index   25.13%  41.07%  21.82%  10.13%  -12.97%  -12.63%  -13.31%  22.88%   6.34%  15.42%
---------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Select - Portfolio Commentary

PORTFOLIO MANAGERS: HAROLD S. BRADLEY, KEITH LEE AND MICHAEL LI.

American Century Select gained 2.03%* in the six months ended April 30, 2006, trailing the 9.64% return of its benchmark, the Standard & Poor's 500 Index, and the 7.06% gain of the Russell 1000 Growth Index**. Since inception of its current investment philosophy and practices on June 30, 1971, Select has returned an average of 13.55% annually, compared with 11.25% for the benchmark.

Harold Bradley joined the Select team in April 2006 as lead portfolio manager.
In addition, Michael Li, an investment analyst on the team since 2003, began working as co-portfolio manager for the fund in February 2006. Keith Lee, co-portfolio manager since 2003, retains that role.

The management changes primarily reflect the departure of John Sykora, who resigned his role as portfolio manager effective March 31, 2006. Mr. Sykora, who had guided Select as lead portfolio manager since October 2002, left American
Century after 12 years with the firm to spend more time with his family.

UNDERWEIGHTS HAMPER RELATIVE PERFORMANCE

In the period, Select essentially avoided sectors filled with companies that until recently have failed to earn returns high enough to cover their cost of capital -- namely utilities, energy and materials. Select's combined average weighting in those sectors during the 6-month period equaled just 1% of the portfolio, compared with the benchmark's 16% combined weight in those sectors.

Avoiding utilities altogether proved helpful, as the decision provided the biggest relative boost for the portfolio. But the underweight positions in materials and energy proved detrimental on a relative basis, as soaring commodity prices directly benefited producers of raw materials and rising crude oil prices boosted energy stocks. Returns in those two sectors ranked first and second, respectively, among all sectors within the benchmark, with materials rising 23% and energy surging 17%.

STOCK PICKS FURTHER HINDER RETURNS

Security selection within energy actually aided the portfolio's return. But
Select couldn't overcome poor selection in other areas, including health care, financials and industrials.

Six of the portfolio's 10 leading relative individual stock detractors came from the health care sector. They included

TOP TEN HOLDINGS AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Weight Watchers
International, Inc.                         2.7%                  4.0%
--------------------------------------------------------------------------------
3M Co.                                      2.7%                  1.3%
--------------------------------------------------------------------------------
International Game
Technology                                  2.4%                  1.4%
--------------------------------------------------------------------------------
Weatherford
International Ltd.                          2.3%                   --
--------------------------------------------------------------------------------
Boeing Co.                                  2.2%                   --
--------------------------------------------------------------------------------
Schlumberger Ltd.                           2.2%                   --
--------------------------------------------------------------------------------
Koninklijke Royal Philips
Electronics N.V. ORD                        2.1%                  1.4%
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                           2.1%                   --
--------------------------------------------------------------------------------
General Dynamics Corp.                      2.1%                   --
--------------------------------------------------------------------------------
Northern Trust Corp.                        2.1%                   --
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary are for Investor Class shares.
  Total returns for periods less than one year are not annualized.

**The Russell 1000 Growth Index returned 15.18%, -0.76% and 6.21% for the 1-, 5-
  and 10-year periods ended April 30, 2006, respectively.

(continued)

------
5

Select - Portfolio Commentary

UnitedHealth Group, a top five portfolio average holding that topped Select's performance list in 2005 but whose stock lost 14% of its value in the period. In addition to suffering from concerns about slowing increases in managed care premiums, UnitedHealth received criticism for the way it grants certain stock options to executives. A federal investigation into the matter began in mid-May
2006; Select sold its stake in the company a month earlier.

Another longtime holding that performed well throughout most of 2005, Weight
Watchers International, also hurt the portfolio in the period. The company ranked as the portfolio's second-worst relative detractor after its shares fell
6%.

Only Apollo Group had a bigger negative impact on Select's relative return. The parent company of the for-profit University of Phoenix, Apollo reported declining quarterly profits in March 2006, two months after the unexpected resignation of its chief executive. Its shares fell 13% in the 6-month period, and Select has shed its position in the company.

HELP FROM TECHNOLOGY

A slight overweight stake in information technology helped curb Select's relative underperformance in the period, and the sector accounted for half the portfolio's total return. Not only did Select benefit from some particular stock picks -- such as payment service provider First Data, whose shares surged 18% --
it mostly avoided several big names whose shares plunged, especially Yahoo! and
Intel.

A stake in International Game Technology led all individual performers, as its shares rallied 44%. The world's biggest slot machine maker reported strong fiscal second-quarter earnings near the end of the period and raised its profit outlook through 2007. The company's optimism reflects rising global demand for gaming machines -- exemplifying the type of long-term growth Select's management finds particularly appealing.

INVESTMENT PHILOSOPHY

Select seeks great companies with attractive risk/reward characteristics. Within that framework, the management team specifically desires companies that have accelerating growth in earnings and revenue and appear capable of sustaining such growth over time. The management team believes this strategy offers investors the best potential for long-term investment rewards.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                               AS OF               AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Capital Markets                                10.3%                --
--------------------------------------------------------------------------------
Energy Equipment
& Services                                     7.1%                 --
--------------------------------------------------------------------------------
Aerospace & Defense                            6.4%                 --
--------------------------------------------------------------------------------
Metals & Mining                                6.0%                 --
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                               5.9%                0.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                              AS OF                AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                         71.6%               88.1%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                       27.2%               10.1%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                            98.8%               98.2%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                     0.3%                1.8%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                              0.9%                --(3)
--------------------------------------------------------------------------------

(1) Includes depositary shares and foreign ordinary shares.

(2) Includes collateral received for securities lending and other assets and liabilities.

(3) Category is less than 0.05% of total net assets.

------
6

Select - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.8%

AEROSPACE & DEFENSE -- 6.4%
--------------------------------------------------------------------------------
     880,000   Boeing Co.                                       $   73,436,000
--------------------------------------------------------------------------------
   1,070,000   General Dynamics Corp.                               70,213,400
--------------------------------------------------------------------------------
   1,210,000   Rockwell Collins                                     69,212,000
--------------------------------------------------------------------------------
                                                                   212,861,400
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 1.7%
--------------------------------------------------------------------------------
     696,284   United Parcel
               Service, Inc. Cl B                                   56,447,745
--------------------------------------------------------------------------------
BEVERAGES -- 2.0%
--------------------------------------------------------------------------------
   4,125,000   Diageo plc ORD                                       68,000,738
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
     544,174   Gilead Sciences, Inc.(1)                             31,290,005
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 10.3%
--------------------------------------------------------------------------------
     440,500   Goldman Sachs
               Group, Inc. (The)                                    70,607,744
--------------------------------------------------------------------------------
     865,000   Merrill Lynch & Co., Inc.                            65,964,900
--------------------------------------------------------------------------------
   1,075,000   Morgan Stanley                                       69,122,500
--------------------------------------------------------------------------------
   1,188,793   Northern Trust Corp.                                 70,008,020
--------------------------------------------------------------------------------
     594,045   UBS AG(1)(2)                                         69,414,158
--------------------------------------------------------------------------------
                                                                   345,117,322
--------------------------------------------------------------------------------
CHEMICALS -- 1.9%
--------------------------------------------------------------------------------
   1,334,741   du Pont (E.I.)
               de Nemours & Co.                                     58,862,078
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.0%
--------------------------------------------------------------------------------
     412,604   Mitsubishi UFJ Financial
               Group, Inc. ADR(2)                                    6,461,379
--------------------------------------------------------------------------------
       3,832   Mitsubishi UFJ Financial
               Group, Inc. ORD                                      60,296,060
--------------------------------------------------------------------------------
     535,021   Wachovia Corp.                                       32,021,007
--------------------------------------------------------------------------------
                                                                    98,778,446
--------------------------------------------------------------------------------
COMMERCIAL SERVICES
& SUPPLIES -- 2.7%
--------------------------------------------------------------------------------
   2,023,151   Aramark Corp. Cl B(2)                                56,870,775
--------------------------------------------------------------------------------
     605,000   CoStar Group, Inc.(1)(2)                             34,152,250
--------------------------------------------------------------------------------
                                                                    91,023,025
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 5.7%
--------------------------------------------------------------------------------
   2,953,200   Cisco Systems Inc.(1)                                61,869,540
--------------------------------------------------------------------------------
   2,925,544   Nokia Oyj ADR                                        66,292,827
--------------------------------------------------------------------------------
   1,223,000   QUALCOMM Inc.                                        62,788,820
--------------------------------------------------------------------------------
                                                                   190,951,187
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 1.0%
--------------------------------------------------------------------------------
     510,000   Cemex SA de CV ADR(2)                                34,435,200
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.5%
--------------------------------------------------------------------------------
      60,000   ORIX Corp. ORD                                       18,037,975
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES -- 2.7%
--------------------------------------------------------------------------------
   1,857,991   Weight Watchers
               International, Inc.(2)                           $   91,691,856
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 4.1%
--------------------------------------------------------------------------------
   1,398,064   Citigroup Inc.                                       69,833,297
--------------------------------------------------------------------------------
   1,212,250   McGraw-Hill
               Companies, Inc. (The)                                67,473,835
--------------------------------------------------------------------------------
                                                                   137,307,132
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.1%
--------------------------------------------------------------------------------
     428,700   Emerson Electric Co.                                 36,418,065
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 5.0%
--------------------------------------------------------------------------------
     655,000   Amphenol Corp. Cl A(2)                               37,859,000
--------------------------------------------------------------------------------
   1,130,000   Hoya Corp. ORD                                       45,792,018
--------------------------------------------------------------------------------
   1,766,622   Molex Inc.                                           65,577,009
--------------------------------------------------------------------------------
     475,000   Tektronix, Inc.                                      16,777,000
--------------------------------------------------------------------------------
                                                                   166,005,027
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 7.1%
--------------------------------------------------------------------------------
   1,330,433   BJ Services Co.                                      50,622,976
--------------------------------------------------------------------------------
     442,900   Halliburton Co.                                      34,612,635
--------------------------------------------------------------------------------
   1,050,000   Schlumberger Ltd.                                    72,597,000
--------------------------------------------------------------------------------
   1,470,000   Weatherford
               International Ltd.(1)                                77,807,099
--------------------------------------------------------------------------------
                                                                   235,639,710
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 1.5%
--------------------------------------------------------------------------------
   1,155,000   Stryker Corp.                                        50,531,250
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 5.5%
--------------------------------------------------------------------------------
   1,273,136   Hilton Hotels Corporation                            34,298,284
--------------------------------------------------------------------------------
   2,105,000   International Game Technology                        79,842,650
--------------------------------------------------------------------------------
   1,055,000   Las Vegas Sands Corp.(1)                             68,374,550
--------------------------------------------------------------------------------
                                                                   182,515,484
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.6%
--------------------------------------------------------------------------------
     465,000   Koninklijke Royal Philips
               Electronics N.V.
               New York Shares                                      16,033,200
--------------------------------------------------------------------------------
   2,050,000   Koninklijke Royal Philips
               Electronics N.V. ORD                                 70,720,741
--------------------------------------------------------------------------------
                                                                    86,753,941
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
     245,000   Colgate-Palmolive Co.                                14,484,400
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.7%
--------------------------------------------------------------------------------
   1,055,000   3M Co.                                               90,128,650
--------------------------------------------------------------------------------
INSURANCE -- 1.1%
--------------------------------------------------------------------------------
     450,000   Ambac Financial Group, Inc.                          37,062,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Select - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

IT SERVICES -- 0.9%
--------------------------------------------------------------------------------
     647,355   First Data Corp.                                 $   30,872,360
--------------------------------------------------------------------------------
MACHINERY -- 0.3%
--------------------------------------------------------------------------------
     117,020   Deere & Co.                                          10,272,016
--------------------------------------------------------------------------------
METALS & MINING -- 6.0%
--------------------------------------------------------------------------------
   1,951,343   Alcoa Inc.                                           65,916,367
--------------------------------------------------------------------------------
     940,000   Falconbridge Ltd. ORD(1)                             37,428,418
--------------------------------------------------------------------------------
     745,000   Phelps Dodge Corp.                                   64,211,550
--------------------------------------------------------------------------------
     610,000   Rio Tinto plc ORD                                    33,512,148
--------------------------------------------------------------------------------
                                                                   201,068,483
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 5.9%
--------------------------------------------------------------------------------
   1,330,000   EnCana Corp.                                         66,566,500
--------------------------------------------------------------------------------
     500,165   Occidental Petroleum Corp.                           51,386,952
--------------------------------------------------------------------------------
     194,648   Peabody Energy Corp.                                 12,430,221
--------------------------------------------------------------------------------
   2,070,000   Statoil ASA ADR                                      67,854,600
--------------------------------------------------------------------------------
                                                                   198,238,273
--------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
   2,143,419   Avon Products, Inc.                                  69,896,894
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.8%
--------------------------------------------------------------------------------
     445,404   Johnson & Johnson                                    26,105,128
--------------------------------------------------------------------------------
     286,569   Novartis AG ORD                                      16,425,170
--------------------------------------------------------------------------------
   1,233,696   Teva Pharmaceutical
               Industries Ltd. ADR                                  49,964,688
--------------------------------------------------------------------------------
                                                                    92,494,986
--------------------------------------------------------------------------------
ROAD & RAIL -- 2.0%
--------------------------------------------------------------------------------
     729,488   Union Pacific Corp.                                  66,536,600
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 3.4%
--------------------------------------------------------------------------------
   1,565,000   ASML Holding N.V.
               New York Shares(1)                                   33,099,750
--------------------------------------------------------------------------------
     464,472   MEMC Electronic
               Materials Inc.(1)                                    18,857,563
--------------------------------------------------------------------------------
   1,753,644   Texas Instruments Inc.                               60,868,983
--------------------------------------------------------------------------------
                                                                   112,826,296
--------------------------------------------------------------------------------
SOFTWARE -- 0.6%
--------------------------------------------------------------------------------
     361,802   Electronic Arts Inc.(1)                              20,550,354
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.7%
--------------------------------------------------------------------------------
     817,044   Cabela's Inc.(1)(2)                                  16,667,698
--------------------------------------------------------------------------------
   1,009,121   Carmax, Inc.(1)                                      35,632,062
--------------------------------------------------------------------------------
     212,309   Staples, Inc.                                         5,607,081
--------------------------------------------------------------------------------
                                                                    57,906,841
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE -- 1.1%
--------------------------------------------------------------------------------
   2,995,432   China Merchants Holdings
               International Co. Ltd. ORD                       $   10,218,834
--------------------------------------------------------------------------------
  21,950,000   Hopewell Highway
               Infrastructure Ltd. ORD                              16,561,765
--------------------------------------------------------------------------------
  14,490,000   Zhejiang Expressway
               Co. Ltd. ORD                                          8,783,800
--------------------------------------------------------------------------------
                                                                    35,564,399
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 2.1%
--------------------------------------------------------------------------------
   1,025,000   America Movil SA
               de CV Series L ADR                                   37,832,750
--------------------------------------------------------------------------------
   1,346,571   Sprint Nextel Corp.                                  33,394,961
--------------------------------------------------------------------------------
                                                                    71,227,711
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,125,759,197)                                            3,301,797,849
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.3%

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.50%, 11/15/16,
valued at $11,197,081), in a joint
trading account at 4.66%, dated 4/28/06,
due 5/1/06 (Delivery value $11,004,272)
(Cost $11,000,000)                                                  11,000,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) -- 2.0%

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.77%, dated 4/28/06,
due 5/1/06 (Delivery value $10,003,975)                             10,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account
at the lending agent), 4.875%,
dated 4/28/06, due 5/1/06
(Delivery value $55,758,810)                                        55,736,167
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $65,736,167)                                                  65,736,167
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 101.1%
(Cost $3,202,495,364)                                            3,378,534,016
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (1.1)%                                          (36,258,603)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                      $3,342,275,413
================================================================================

See Notes to Financial Statements.                                  (continued)

------
8

Select - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

      Contracts to Sell       Settlement Date          Value      Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------
    21,107,700  CAD for USD      5/31/06           $ 18,901,263       $  (156,858)
-------------------------------------------------------------------------------------------
    10,252,005  CHF for USD      5/31/06              8,287,116          (191,532)
-------------------------------------------------------------------------------------------
    10,602,979  Euro for USD     5/31/06             13,402,141          (196,660)
-------------------------------------------------------------------------------------------
    17,092,520  Euro for USD     5/31/06             21,604,905          (270,875)
-------------------------------------------------------------------------------------------
    28,472,987  GBP for USD      5/31/06             51,886,988        (1,027,684)
-------------------------------------------------------------------------------------------
 7,187,329,809  JPY for USD      5/31/06             63,442,302          (622,033)
-------------------------------------------------------------------------------------------
                                                   $177,524,715       $(2,465,642)
                                                ===========================================

(Value on Settlement Date $175,059,073)

*FORWARD FOREIGN CURRENCY EXCHANGE contracts are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging).  The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future --
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
GBP = British Pound
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Non-income producing.

(2) Security, or a portion thereof, was on loan as of April 30, 2006.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
9

Capital Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                    --------------
                                                    AVERAGE ANNUAL
                                                       RETURNS
--------------------------------------------------------------------------------
                                                        SINCE      INCEPTION
                               6 MONTHS(1)   1 YEAR   INCEPTION      DATE
--------------------------------------------------------------------------------
A CLASS                                                             2/27/04
  No sales charge*                6.52%      12.69%     5.70%
  With sales charge*              0.36%       6.21%     2.86%
--------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX(2)      7.06%      15.18%     5.43%         --
--------------------------------------------------------------------------------
Investor Class                    6.60%        --       4.63%(1)    7/29/05
--------------------------------------------------------------------------------
Institutional Class               6.69%        --       4.81%(1)    7/29/05
--------------------------------------------------------------------------------
B Class                                                             2/27/04
  No sales charge*                6.02%      11.79%     4.88%
  With sales charge*              1.02%       7.79%     3.56%
--------------------------------------------------------------------------------
C Class                                                             2/27/04
  No sales charge*                6.02%      11.79%     4.88%
  With sales charge*              5.02%      11.79%     4.88%
--------------------------------------------------------------------------------
R Class                           6.33%        --       4.26%(1)    7/29/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
10

Capital Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 27, 2004

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended April 30
--------------------------------------------------------------------------------
                                                  2004*      2005       2006
--------------------------------------------------------------------------------
A Class (No sales charge)                        -4.20%      4.49%     12.69%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                        -3.00%      0.40%     15.18%
--------------------------------------------------------------------------------

*From 2/27/04, the A Class's inception date. Not annualized. Capital Growth A
 Class's initial investment is $9,425 to reflect the maximum 5.75% initial sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Capital Growth - Portfolio Commentary

PORTFOLIO MANAGERS: PRESCOTT LEGARD AND GREG WOODHAMS.

Capital Growth returned 6.52%* during the six months ended April 30, 2006. The portfolio underperformed its benchmark, the Russell 1000 Growth Index, which gained 7.06%, and was just short of the 6.56% return of the Lipper Large-Cap
Growth Funds Index**, a measure of the performance of leading large growth funds.

The biggest contributors to Capital Growth's performance relative to its benchmark were the consumer staples, information technology, and materials sectors. Much of Capital Growth's underperformance relative to its benchmark stemmed from stock selection in the health care and consumer discretionary sectors.

ADDING PERFORMANCE

Capital Growth's strongest performance relative to its benchmark came from stock selection in the consumer staples sector. The largest contributor to performance was the avoidance of Wal-Mart, which has seen its growth rate decelerate. In addition, the fund held an overweight position in Archer-Daniels-Midland (ADM), which performed well during the period on the strength of its oilseed and corn processing businesses. Recently, ADM has drawn even more investor interest because it is a leading producer of ethanol, an alternative and additive to gasoline made from corn.

Information technology was another area of strength. Stock selection in semiconductors, including overweights in Broadcom (a leading chip manufacturer experiencing strong growth in wireless networking) and Freescale Semiconductor
(a spin-off from Motorola producing chips for a number of wireless and industrial applications) added the most value on an absolute basis. Coupled with an underweight to Intel, which performed poorly for the period, these three positions were among the largest contributors to relative returns as well.

Capital Growth's performance also was lifted by stock selection in the materials sector. The portfolio's materials holdings gained 30%, doubling the benchmark's
15% return in this sector. The biggest contributor in this space was Monsanto, an agricultural biotechnology

TOP TEN HOLDINGS AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                  AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
General Electric Co.                        4.2%                  4.5%
--------------------------------------------------------------------------------
Cisco Systems Inc.                          3.1%                   --
--------------------------------------------------------------------------------
PepsiCo, Inc.                               2.9%                  3.3%
--------------------------------------------------------------------------------
United
Technologies Corp.                          2.5%                  1.8%
--------------------------------------------------------------------------------
Emerson Electric Co.                        2.4%                  0.7%
--------------------------------------------------------------------------------
United Parcel
Service, Inc. Cl B                          2.3%                  2.0%
--------------------------------------------------------------------------------
Textron Inc.                                2.3%                  1.6%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              2.3%                   --
--------------------------------------------------------------------------------
Amgen Inc.                                  2.1%                  2.7%
--------------------------------------------------------------------------------
QUALCOMM Inc.                               2.0%                  1.5%
--------------------------------------------------------------------------------

* All portfolio returns referenced in this commentary are for A Class shares and are not reduced by sales charges.
  A Class shares are subject to a maximum sales charge of 5.75%.
  Had the sales charge been applied, returns would be lower than those shown.
  Total returns for periods less than one year are not annualized.

**The Lipper Large-Cap Growth Funds Index returned 17.74% for the 1-year period ended April 30, 2006.

(continued)

------
12

Capital Growth - Portfolio Commentary

company experiencing strong demand for its genetically engineered seeds, here and abroad.

Finally, our top absolute and relative contributor for the six months was
Schlumberger, a global oil-field-services provider benefiting from increased exploration for oil and gas given higher energy prices. That helped Schlumberger gain more than 50% for the six-month period.

HEALTH CARE, CONSUMER DISCRETIONARY DETRACT

Capital Growth's return was negatively impacted by the health care sector. In particular, exposure to the biotechnology segment hurt performance for the six months, with Amgen and Genzyme both relative and absolute detractors.

In addition, several of the fund's holdings in the medical device area performed poorly, due in part to uncertainty over the outlook for sales of heart implant devices and Medicare reimbursement rates. St. Jude Medical, a leading provider of such devices, was among the portfolio's top detractors.

Stock selection in the consumer discretionary sector also hurt results compared with the benchmark. In particular, strong stock selection in textiles and apparel could not overcome the relative underweighting of hotels, restaurants, and the leisure industry, each of which performed well in the period.

A LARGE GROWTH FUND

In conclusion, the American Century Capital Growth Fund continues to invest in large companies that are showing improving results. We believe that this strategy will be rewarded over long periods of time and provide relative out-performance to our shareholders.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                               AS OF               AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Industrial
Conglomerates                                  6.5%                6.1%
--------------------------------------------------------------------------------
Communications
Equipment                                      6.0%                3.1%
--------------------------------------------------------------------------------
Health Care Equipment
& Supplies                                     5.8%                5.4%
--------------------------------------------------------------------------------
IT Services                                    5.5%                2.4%
--------------------------------------------------------------------------------
Software                                       5.3%                7.4%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                               AS OF               AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                        88.0%               93.4%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                       9.7%                4.2%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                           97.7%               97.6%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                                2.3%                2.4%
--------------------------------------------------------------------------------

(1) Includes depositary shares and foreign ordinary shares.

------
13

Capital Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS - 97.7%

AEROSPACE & DEFENSE - 4.9%
--------------------------------------------------------------------------------
         556   Boeing Co.                                           $   46,398
--------------------------------------------------------------------------------
         607   Rockwell Collins                                         34,720
--------------------------------------------------------------------------------
       1,348   United Technologies Corp.                                84,668
--------------------------------------------------------------------------------
                                                                       165,786
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 2.3%
--------------------------------------------------------------------------------
         979   United Parcel Service, Inc. Cl B                         79,368
--------------------------------------------------------------------------------
BEVERAGES - 2.9%
--------------------------------------------------------------------------------
       1,682   PepsiCo, Inc.                                            97,960
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.1%
--------------------------------------------------------------------------------
       1,029   Amgen Inc.(1)                                            69,684
--------------------------------------------------------------------------------
         349   Genentech, Inc.(1)                                       27,819
--------------------------------------------------------------------------------
         726   Gilead Sciences, Inc.(1)                                 41,745
--------------------------------------------------------------------------------
                                                                       139,248
--------------------------------------------------------------------------------
CAPITAL MARKETS - 2.4%
--------------------------------------------------------------------------------
         222   Bear Stearns Companies Inc. (The)                        31,637
--------------------------------------------------------------------------------
         224   Franklin Resources, Inc.                                 20,859
--------------------------------------------------------------------------------
         191   Goldman Sachs Group, Inc. (The)                          30,615
--------------------------------------------------------------------------------
                                                                        83,111
--------------------------------------------------------------------------------
CHEMICALS - 2.1%
--------------------------------------------------------------------------------
         702   Monsanto Co.                                             58,547
--------------------------------------------------------------------------------
         152   Potash Corp. of Saskatchewan                             14,391
--------------------------------------------------------------------------------
                                                                        72,938
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 2.0%
--------------------------------------------------------------------------------
       1,010   Wells Fargo & Co.                                        69,377
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 6.0%
--------------------------------------------------------------------------------
       2,221   CIENA Corporation(1)                                      9,084
--------------------------------------------------------------------------------
       4,965   Cisco Systems Inc.(1)                                   104,018
--------------------------------------------------------------------------------
       1,053   Motorola, Inc.                                           22,482
--------------------------------------------------------------------------------
       1,354   QUALCOMM Inc.                                            69,514
--------------------------------------------------------------------------------
                                                                       205,098
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 4.7%
--------------------------------------------------------------------------------
       1,317   Brocade Communications
               System(1)                                                 8,113
--------------------------------------------------------------------------------
       3,120   EMC Corp.(1)                                             42,151
--------------------------------------------------------------------------------
       1,980   Hewlett-Packard Co.                                      64,290
--------------------------------------------------------------------------------
         170   Komag, Inc.(1)                                            7,147
--------------------------------------------------------------------------------
         406   QLogic Corp.(1)                                           8,449
--------------------------------------------------------------------------------
       1,068   Seagate Technology                                       28,366
--------------------------------------------------------------------------------
                                                                       158,516
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.7%
--------------------------------------------------------------------------------
         548   American Express Co.                                     29,487
--------------------------------------------------------------------------------
         315   Capital One Financial Corp.                              27,292
--------------------------------------------------------------------------------
                                                                        56,779
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING - 0.5%
--------------------------------------------------------------------------------
       1,103   Crown Holdings Inc.(1)                               $   17,681
--------------------------------------------------------------------------------
DIVERSIFIED - 0.6%
--------------------------------------------------------------------------------
         370   iShares Russell 1000
               Growth Index Fund                                        19,399
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.7%
--------------------------------------------------------------------------------
         533   Cooper Industries, Ltd. Cl A                             48,743
--------------------------------------------------------------------------------
         969   Emerson Electric Co.                                     82,317
--------------------------------------------------------------------------------
         618   Roper Industries Inc.                                    29,330
--------------------------------------------------------------------------------
                                                                       160,390
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 0.5%
--------------------------------------------------------------------------------
         252   Itron Inc.(1)                                            16,897
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 2.4%
--------------------------------------------------------------------------------
         361   Cooper Cameron Corp.(1)                                  18,137
--------------------------------------------------------------------------------
         932   Schlumberger Ltd.                                        64,438
--------------------------------------------------------------------------------
                                                                        82,575
--------------------------------------------------------------------------------
FOOD PRODUCTS - 3.2%
--------------------------------------------------------------------------------
       1,861   Archer-Daniels-Midland Co.                               67,628
--------------------------------------------------------------------------------
         828   General Mills, Inc.                                      40,854
--------------------------------------------------------------------------------
                                                                       108,482
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES - 5.8%
--------------------------------------------------------------------------------
         248   Alcon Inc.(1)                                            25,224
--------------------------------------------------------------------------------
       1,376   Baxter International, Inc.                               51,875
--------------------------------------------------------------------------------
         966   Becton Dickinson & Co.                                   60,897
--------------------------------------------------------------------------------
         229   Cytyc Corp.(1)                                            5,920
--------------------------------------------------------------------------------
         206   DJ Orthopedics Inc.(1)                                    8,191
--------------------------------------------------------------------------------
         583   Edwards Lifesciences
               Corporation(1)                                           25,909
--------------------------------------------------------------------------------
         501   St. Jude Medical, Inc.(1)                                19,779
--------------------------------------------------------------------------------
                                                                       197,795
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES - 1.5%
--------------------------------------------------------------------------------
         415   Caremark Rx Inc.(1)                                      18,903
--------------------------------------------------------------------------------
         300   Express Scripts, Inc.(1)                                 23,443
--------------------------------------------------------------------------------
         222   Sunrise Senior Living Inc.(1)                             8,258
--------------------------------------------------------------------------------
                                                                        50,604
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.1%
--------------------------------------------------------------------------------
         185   Newell Rubbermaid Inc.                                    5,073
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.7%
--------------------------------------------------------------------------------
         926   Procter & Gamble Co. (The)                               53,902
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 6.5%
--------------------------------------------------------------------------------
       4,110   General Electric Co.                                    142,166
--------------------------------------------------------------------------------
         866   Textron Inc.                                             77,897
--------------------------------------------------------------------------------
                                                                       220,063
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Capital Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INSURANCE - 2.0%
--------------------------------------------------------------------------------
         754   American International
               Group, Inc.                                          $   49,199
--------------------------------------------------------------------------------
         304   Endurance Specialty
               Holdings Ltd.                                             9,412
--------------------------------------------------------------------------------
         146   PartnerRe Ltd.                                            9,132
--------------------------------------------------------------------------------
                                                                        67,743
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 2.5%
--------------------------------------------------------------------------------
         941   eBay Inc.(1)                                             32,380
--------------------------------------------------------------------------------
         124   Google Inc. Cl A(1)                                      51,824
--------------------------------------------------------------------------------
                                                                        84,204
--------------------------------------------------------------------------------
IT SERVICES - 5.5%
--------------------------------------------------------------------------------
       1,414   Accenture Ltd. Cl A                                      41,105
--------------------------------------------------------------------------------
         872   Ceridian Corp.(1)                                        21,129
--------------------------------------------------------------------------------
         613   Global Payments Inc.                                     29,075
--------------------------------------------------------------------------------
         937   International Business
               Machines Corp.                                           77,152
--------------------------------------------------------------------------------
         562   VeriFone Holdings Inc.(1)                                17,400
--------------------------------------------------------------------------------
                                                                       185,861
--------------------------------------------------------------------------------
MEDIA - 0.6%
--------------------------------------------------------------------------------
         354   Lamar Advertising Co. Cl A(1)                            19,466
--------------------------------------------------------------------------------
METALS & MINING - 1.9%
--------------------------------------------------------------------------------
         348   Carpenter Technology                                     41,394
--------------------------------------------------------------------------------
         367   Freeport-McMoRan Copper
               & Gold, Inc. Cl B                                        23,701
--------------------------------------------------------------------------------
                                                                        65,095
--------------------------------------------------------------------------------
MULTILINE RETAIL - 3.0%
--------------------------------------------------------------------------------
         701   J.C. Penney Co. Inc.                                     45,887
--------------------------------------------------------------------------------
       1,070   Target Corp.                                             56,817
--------------------------------------------------------------------------------
                                                                       102,704
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 1.7%
--------------------------------------------------------------------------------
         162   Anadarko Petroleum Corp.                                 16,981
--------------------------------------------------------------------------------
         395   Occidental Petroleum Corp.                               40,582
--------------------------------------------------------------------------------
                                                                        57,563
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.1%
--------------------------------------------------------------------------------
         726   Novartis AG ORD                                          41,612
--------------------------------------------------------------------------------
         343   Novo Nordisk AS Cl B ORD                                 22,267
--------------------------------------------------------------------------------
         278   Roche Holding AG ORD                                     42,707
--------------------------------------------------------------------------------
                                                                       106,586
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
--------------------------------------------------------------------------------
         563   Broadcom Corp. Cl A(1)                               $   23,145
--------------------------------------------------------------------------------
       1,809   Freescale Semiconductor
               Inc. Cl B(1)                                             57,291
--------------------------------------------------------------------------------
         238   Marvell Technology Group Ltd.(1)                         13,587
--------------------------------------------------------------------------------
         897   Maxim Integrated Products, Inc.                          31,628
--------------------------------------------------------------------------------
       1,244   Novellus Systems, Inc.(1)                                30,727
--------------------------------------------------------------------------------
                                                                       156,378
--------------------------------------------------------------------------------
SOFTWARE - 5.3%
--------------------------------------------------------------------------------
       1,589   BEA Systems Inc.(1)                                      21,054
--------------------------------------------------------------------------------
       1,163   Cadence Design Systems Inc.(1)                           22,016
--------------------------------------------------------------------------------
         426   Citrix Systems, Inc.(1)                                  17,006
--------------------------------------------------------------------------------
       2,096   Microsoft Corporation                                    50,618
--------------------------------------------------------------------------------
       2,443   Oracle Corp.(1)                                          35,643
--------------------------------------------------------------------------------
         575   Red Hat Inc.(1)                                          16,899
--------------------------------------------------------------------------------
         293   SAP AG ADR                                               16,007
--------------------------------------------------------------------------------
                                                                       179,243
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 4.0%
--------------------------------------------------------------------------------
         466   AnnTaylor Stores Corporation(1)                          17,396
--------------------------------------------------------------------------------
         601   Chico's FAS, Inc.(1)                                     22,273
--------------------------------------------------------------------------------
         360   Dress Barn Inc.(1)                                        9,104
--------------------------------------------------------------------------------
         887   Foot Locker, Inc.                                        20,561
--------------------------------------------------------------------------------
         189   Guess?, Inc.(1)                                           7,490
--------------------------------------------------------------------------------
         759   Payless ShoeSource, Inc.(1)                              17,434
--------------------------------------------------------------------------------
         989   Ross Stores, Inc.                                        30,303
--------------------------------------------------------------------------------
         306   Williams-Sonoma, Inc.                                    12,812
--------------------------------------------------------------------------------
                                                                       137,373
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
--------------------------------------------------------------------------------
         124   Carter's, Inc.(1)                                         8,353
--------------------------------------------------------------------------------
         179   Phillips-Van Heusen                                       7,196
--------------------------------------------------------------------------------
         732   Polo Ralph Lauren Corp.                                  44,446
--------------------------------------------------------------------------------
                                                                        59,995
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.1%
--------------------------------------------------------------------------------
       1,088   American Tower Corp. Cl A(1)                             37,144
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 97.7%
(Cost $3,052,710)                                                    3,320,397
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - 2.3%                                     78,072
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                           $3,398,469
================================================================================

See Notes to Financial Statements.                                  (continued)

------
15

Capital Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

  Contracts to Sell     Settlement Date       Value     Unrealized Gain (Loss)
--------------------------------------------------------------------------------
 62,659   CHF for USD       5/31/06          $50,650           $(1,171)
--------------------------------------------------------------------------------
 81,291   DKK for USD       5/31/06          13,769              (203)
--------------------------------------------------------------------------------
                                             $64,419           $(1,374)
                                          ======================================

(Value on Settlement Date $63,045)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CHF = Swiss Franc
DKK = Danish Krone
ORD = Foreign Ordinary Share
USD = United States Dollar

(1) Non-income producing.

See Notes to Financial Statements.

------
16

Fundamental Equity - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                 --------------
                                                 AVERAGE ANNUAL
                                                     RETURNS
--------------------------------------------------------------------------------
                                                      SINCE       INCEPTION
                           6 MONTHS(1)    1 YEAR    INCEPTION       DATE
--------------------------------------------------------------------------------
A CLASS                                                            11/30/04
  No sales charge*           12.17%       23.97%     16.25%
  With sales charge*          5.75%       16.83%     11.48%
--------------------------------------------------------------------------------
S&P 500 INDEX(2)              9.64%       15.42%     10.07%          --
--------------------------------------------------------------------------------
Investor Class               12.24%         --       13.89%(1)      7/29/05
--------------------------------------------------------------------------------
Institutional Class          12.29%         --       14.04%(1)      7/29/05
--------------------------------------------------------------------------------
B Class                                                            11/30/04
  No sales charge*           11.65%       22.99%     15.35%
  With sales charge*          6.65%       18.99%     12.67%
--------------------------------------------------------------------------------
C Class                                                            11/30/04
  No sales charge*           11.65%       22.99%     15.35%
  With sales charge*         10.65%       22.99%     15.35%
--------------------------------------------------------------------------------
R Class                      11.92%         --       13.46%(1)      7/29/05
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.

    Lipper Rankings -- Rankings are based only on the universe shown and are based on average annual total returns. This listing might not represent the complete universe of funds tracked by Lipper.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
17

Fundamental Equity - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made November 30, 2004

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended April 30
--------------------------------------------------------------------------------
                                                      2005*         2006
--------------------------------------------------------------------------------
A Class (No sales charge)                            -0.20%        23.97%
--------------------------------------------------------------------------------
S&P 500 Index                                        -0.74%        15.42%
--------------------------------------------------------------------------------

*From 11/30/04, the A Class's inception date. Not annualized. Fundamental Equity
 A Class's initial investment is $9,425 to reflect the maximum 5.75% initial sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
18

Fundamental Equity - Portfolio Commentary

PORTFOLIO MANAGERS: ROBERT BROOKBY AND JERRY SULLIVAN.

Fundamental Equity returned 12.17%* during the six months ended April 30, 2006, when stocks managed solid gains despite hurricanes, rising oil prices, and higher interest rates (see the Market Perspective on page 2 for a detailed discussion of the economic and market environment).

We're proud to report that the portfolio outperformed the 9.64% return of its benchmark, the Standard & Poor's 500 index, and the 9.23% average return of the
896 Large-Cap Core funds** tracked by Lipper Inc. The portfolio's performance was just as impressive for the 12 months ended in April, when Fundamental
Equity's 23.97% return outpaced the S&P 500 and ranked in the top 7% of the
Lipper group (see page 17 for more detailed performance comparisons). The portfolio's one-year Lipper ranking is based on the average annual total return of 864 Large-Cap Core funds.

A LARGE-CAP CORE FUND

We manage Fundamental Equity as a large-cap core fund, investing the bulk of assets in stocks of large companies we believe are attractively priced relative to their prospects for earnings growth and income production.

With that in mind, some of the biggest contributions to Fundamental Equity's return relative to the S&P 500 were a result of our positioning in the consumer discretionary, industrials, utilities, and materials sectors. However, the portfolio's performance relative to its benchmark would have been even better but for our stock selection in the energy and information technology sectors.

PICKING STOCKS WITH DISCRETION

Stock selection among consumer discretionary shares contributed to the portfolio's outperformance of the S&P 500. Such stocks in the portfolio returned almost 11%; by comparison, the S&P 500's consumer discretionary stocks returned about 7.5%. It's also worth pointing out that adding value relative to the index in this sector was as much about what you didn't own as what you did. For example, we had no exposure to the big, troubled American automakers Ford and
General Motors, and were careful about how we picked our exposure to auto parts suppliers. Overall, the

TOP TEN HOLDINGS AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           3.8%                  3.2%
--------------------------------------------------------------------------------
Citigroup Inc.                              3.2%                  2.5%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.7%                  2.1%
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                   2.5%                   --
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                     2.4%                  1.4%
--------------------------------------------------------------------------------
First Data Corp.                            2.1%                  2.2%
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                          1.9%                  1.3%
--------------------------------------------------------------------------------
Laboratory Corporation
of America Holdings                         1.8%                  1.4%
--------------------------------------------------------------------------------
Novartis AG ADR                             1.7%                  1.5%
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                   1.6%                  0.7%
--------------------------------------------------------------------------------

* All portfolio returns referenced in this commentary are for A Class shares and are not reduced by sales charges.
  A Class shares are subject to a maximum sales charge of 5.75%.
  Had the sales charge been applied, returns would be lower than those shown.
  Total returns for periods less than one year are not annualized.

**The Lipper Large-Cap Core funds returned 15.51% for the period ended April 30,
  2006.

(continued)

------
19

Fundamental Equity - Portfolio Commentary

return of the automobile stocks in the S&P 500 was -9% for the six months.

INDUSTRIAL-STRENGTH WINNERS

The strength of the economy boosted many industrial and materials companies, which account for some of Fundamental Equity's biggest contributors. A good example is Republic Services, which provides solid waste disposal and recycling services. It benefited from renewed pricing power in the waste management industry, with its stock rising 25% during the six months.

Good global growth also kept demand for commodities running high, boosting metals and mining firms. Freeport-McMoRan Copper & Gold was a leading contributor in the portfolio as its stock climbed along with the price of its namesake metals.

ENERGY & IT DETRACT

We were overweight the energy sector, which performed well overall in this period of soaring energy costs and record profits for many firms. Among the big refiners, we liked Exxon Mobil--it was Fundamental Equity's single largest holding, and its biggest contributor to portfolio performance on an absolute basis.

But while many of these stocks performed well, our positioning among natural gas shares limited the portfolio's return relative to the S&P 500. Kinder Morgan is a good example--it outperformed the market by a wide margin over the last several years, but returns for the last six months were flat as financial results were impacted by a big acquisition and aggressive expansion projects.

Information Technology was another area we were overweight in the portfolio, but some of the stocks we held in this sector underperformed, limiting Fundamental
Equity's return relative to its benchmark.

OUR COMMITMENT

We manage the portfolio for capital growth and current income by investing in large companies that are attractively priced relative to their prospects for earnings growth and income production. We believe this process and our demonstrated performance can make Fundamental Equity a good fit as a core equity holding in an investor's portfolio.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                               AS OF                AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Insurance                                      9.7%                8.2%
--------------------------------------------------------------------------------
Oil, Gas and
Consumable Fuels                               8.4%                8.3%
--------------------------------------------------------------------------------
Pharmaceuticals                                5.9%                7.1%
--------------------------------------------------------------------------------
Diversified Financial
Services                                       5.6%                3.9%
--------------------------------------------------------------------------------
Chemicals                                      4.8%                1.7%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                               AS OF                AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                         88.6%               87.4%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                       6.8%                7.5%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                            95.4%               94.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                    4.1%                3.5%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                                0.5%                1.6%
--------------------------------------------------------------------------------

(1) Includes depositary shares and foreign ordinary shares.

------
20

Fundamental Equity - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 95.4%

AEROSPACE & DEFENSE -- 2.3%
--------------------------------------------------------------------------------
       1,545   Boeing Co.                                          $   128,930
--------------------------------------------------------------------------------
       4,204   United Technologies Corp.                               264,053
--------------------------------------------------------------------------------
                                                                       392,983
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.8%
--------------------------------------------------------------------------------
       1,701   United Parcel Service, Inc. Cl B                        137,900
--------------------------------------------------------------------------------
BEVERAGES -- 1.6%
--------------------------------------------------------------------------------
       2,301   Coca-Cola Company (The)                                  96,550
--------------------------------------------------------------------------------
       2,940   PepsiCo, Inc.                                           171,226
--------------------------------------------------------------------------------
                                                                       267,776
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.8%
--------------------------------------------------------------------------------
       1,967   Amgen Inc.(1)                                           133,166
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 4.0%
--------------------------------------------------------------------------------
       1,135   Goldman Sachs Group, Inc. (The)                         181,929
--------------------------------------------------------------------------------
       5,549   Merrill Lynch & Co., Inc.                               423,167
--------------------------------------------------------------------------------
       1,313   Morgan Stanley                                           84,426
--------------------------------------------------------------------------------
                                                                       689,522
--------------------------------------------------------------------------------
CHEMICALS -- 4.8%
--------------------------------------------------------------------------------
       2,892   Air Products & Chemicals, Inc.                          198,160
--------------------------------------------------------------------------------
       2,874   du Pont (E.I.) de Nemours & Co.                         126,743
--------------------------------------------------------------------------------
       1,694   Monsanto Co.                                            141,280
--------------------------------------------------------------------------------
       3,369   PPG Industries, Inc.                                    226,127
--------------------------------------------------------------------------------
       2,602   Rohm and Haas Co.                                       131,661
--------------------------------------------------------------------------------
                                                                       823,971
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.0%
--------------------------------------------------------------------------------
       7,016   American Banknote SA ORD(1)                              58,817
--------------------------------------------------------------------------------
       9,050   Bank of America Corp.                                   451,776
--------------------------------------------------------------------------------
                                                                       510,593
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.7%
--------------------------------------------------------------------------------
       1,701   Aramark Corp. Cl B                                       47,815
--------------------------------------------------------------------------------
       5,640   Republic Services, Inc. Cl A                            248,217
--------------------------------------------------------------------------------
                                                                       296,032
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.8%
--------------------------------------------------------------------------------
       7,084   Cisco Systems Inc.(1)                                   148,410
--------------------------------------------------------------------------------
       4,844   Motorola, Inc.                                          103,419
--------------------------------------------------------------------------------
       1,192   QUALCOMM Inc.                                            61,197
--------------------------------------------------------------------------------
                                                                       313,026
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 1.5%
--------------------------------------------------------------------------------
       1,166   Apple Computer, Inc.(1)                                  82,075
--------------------------------------------------------------------------------
       4,943   EMC Corp.(1)                                             66,780
--------------------------------------------------------------------------------
       3,520   Hewlett-Packard Co.                                     114,294
--------------------------------------------------------------------------------
                                                                       263,149
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 0.6%
--------------------------------------------------------------------------------
       1,813   SLM Corporation                                          95,871
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.9%
--------------------------------------------------------------------------------
       2,486   Standard and Poor's 500
               Depositary Receipt                                  $   326,412
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 5.6%
--------------------------------------------------------------------------------
      10,748   Citigroup Inc.                                          536,862
--------------------------------------------------------------------------------
       9,139   J.P. Morgan Chase & Co.                                 414,728
--------------------------------------------------------------------------------
                                                                       951,590
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.8%
--------------------------------------------------------------------------------
       7,800   CPI International Inc.(1)                               140,400
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.9%
--------------------------------------------------------------------------------
       1,457   Complete Production
               Services Inc.(1)                                         38,509
--------------------------------------------------------------------------------
       2,108   Schlumberger Ltd.                                       145,747
--------------------------------------------------------------------------------
       2,083   Transocean Inc.(1)                                      168,868
--------------------------------------------------------------------------------
       4,500   Warrior Energy Service Corp.(1)                         135,000
--------------------------------------------------------------------------------
                                                                       488,124
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.5%
--------------------------------------------------------------------------------
       1,720   Wal-Mart Stores, Inc.                                    77,452
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
       4,397   General Mills, Inc.                                     216,948
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
--------------------------------------------------------------------------------
       2,566   Fisher Scientific International(1)                      181,032
--------------------------------------------------------------------------------
       2,683   Varian Inc.(1)                                          116,093
--------------------------------------------------------------------------------
                                                                       297,125
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
--------------------------------------------------------------------------------
       4,268   Aetna Inc.                                              164,318
--------------------------------------------------------------------------------
       2,894   IMS Health Inc.                                          78,659
--------------------------------------------------------------------------------
       5,463   Laboratory Corporation
               of America Holdings(1)                                  311,937
--------------------------------------------------------------------------------
       1,370   UnitedHealth Group Incorporated                          68,144
--------------------------------------------------------------------------------
                                                                       623,058
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 3.1%
--------------------------------------------------------------------------------
       3,676   Carnival Corporation                                    172,110
--------------------------------------------------------------------------------
       5,259   McDonald's Corporation                                  181,804
--------------------------------------------------------------------------------
       3,221   Yum! Brands, Inc.                                       166,461
--------------------------------------------------------------------------------
                                                                       520,375
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.6%
--------------------------------------------------------------------------------
       3,891   Newell Rubbermaid Inc.                                  106,691
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 2.3%
--------------------------------------------------------------------------------
       2,178   Colgate-Palmolive Co.                                   128,763
--------------------------------------------------------------------------------
       4,607   Procter & Gamble Co. (The)                              268,174
--------------------------------------------------------------------------------
                                                                       396,937
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.7%
--------------------------------------------------------------------------------
       4,642   General Electric Co.                                    160,567
--------------------------------------------------------------------------------
       4,611   Tyco International Ltd.                                 121,500
--------------------------------------------------------------------------------
                                                                       282,067
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
21

Fundamental Equity - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

INSURANCE -- 9.7%
--------------------------------------------------------------------------------
       3,834   Ace, Ltd.                                           $   212,940
--------------------------------------------------------------------------------
       2,927   Ambac Financial Group, Inc.                             241,068
--------------------------------------------------------------------------------
       3,946   American International Group, Inc.                      257,476
--------------------------------------------------------------------------------
          50   Berkshire Hathaway Inc. Cl B(1)                         147,600
--------------------------------------------------------------------------------
       5,832   Genworth Financial Inc. Cl A                            193,622
--------------------------------------------------------------------------------
       1,549   Hartford Financial Services
               Group Inc. (The)                                        142,400
--------------------------------------------------------------------------------
       4,267   Old Republic International Corp.                         94,941
--------------------------------------------------------------------------------
       3,271   Prudential Financial, Inc.                              255,563
--------------------------------------------------------------------------------
       2,268   St. Paul Travelers
               Companies, Inc. (The)                                    99,860
--------------------------------------------------------------------------------
                                                                     1,645,470
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.2%
--------------------------------------------------------------------------------
       3,196   eBay Inc.(1)                                            109,974
--------------------------------------------------------------------------------
       2,790   Traffic.com Inc.(1)                                      17,493
--------------------------------------------------------------------------------
       3,182   VeriSign, Inc.(1)                                        74,841
--------------------------------------------------------------------------------
                                                                       202,308
--------------------------------------------------------------------------------
IT SERVICES -- 4.2%
--------------------------------------------------------------------------------
       7,742   Accenture Ltd. Cl A                                     225,060
--------------------------------------------------------------------------------
       4,030   CGI Group Inc. Cl A(1)                                   29,056
--------------------------------------------------------------------------------
       7,669   First Data Corp.                                        365,735
--------------------------------------------------------------------------------
       1,127   International Business
               Machines Corp.                                           92,797
--------------------------------------------------------------------------------
                                                                       712,648
--------------------------------------------------------------------------------
MACHINERY -- 1.6%
--------------------------------------------------------------------------------
       1,751   Caterpillar Inc.                                        132,621
--------------------------------------------------------------------------------
       1,568   Deere & Co.                                             137,639
--------------------------------------------------------------------------------
                                                                       270,260
--------------------------------------------------------------------------------
MEDIA -- 0.9%
--------------------------------------------------------------------------------
       5,282   Disney (Walt) Co.                                       147,685
--------------------------------------------------------------------------------
METALS & MINING -- 0.8%
--------------------------------------------------------------------------------
       1,603   Phelps Dodge Corp.                                      138,163
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 8.4%
--------------------------------------------------------------------------------
       1,318   Amerada Hess Corp.                                      188,830
--------------------------------------------------------------------------------
       1,669   Chesapeake Energy Corp.                                  52,874
--------------------------------------------------------------------------------
       2,304   ConocoPhillips                                          154,138
--------------------------------------------------------------------------------
      10,225   Exxon Mobil Corp.                                       644,993
--------------------------------------------------------------------------------
       2,299   Kinder Morgan, Inc.                                     202,358
--------------------------------------------------------------------------------
       2,787   Valero Energy Corp.                                     180,430
--------------------------------------------------------------------------------
                                                                     1,423,623
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.9%
--------------------------------------------------------------------------------
       5,584   Abbott Laboratories                                     238,660
--------------------------------------------------------------------------------
         857   Abraxis BioScience Inc.(1)                               26,773
--------------------------------------------------------------------------------
       3,289   Johnson & Johnson                                       192,768
--------------------------------------------------------------------------------
       5,028   Novartis AG ADR                                         289,161
--------------------------------------------------------------------------------
      10,349   Pfizer Inc.                                             262,140
--------------------------------------------------------------------------------
                                                                     1,009,502
--------------------------------------------------------------------------------

Shares/Principal Amount                                             Value
--------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.1%
--------------------------------------------------------------------------------
       4,662   Analog Devices, Inc.                                $   176,783
--------------------------------------------------------------------------------
       8,000   Himax Technologies Inc. ADR(1)                           71,200
--------------------------------------------------------------------------------
      12,819   Kulicke and Soffa
               Industries, Inc.(1)                                     116,140
--------------------------------------------------------------------------------
       5,829   Linear Technology Corp.                                 206,930
--------------------------------------------------------------------------------
       3,602   Texas Instruments Inc.                                  125,025
--------------------------------------------------------------------------------
                                                                       696,078
--------------------------------------------------------------------------------
SOFTWARE -- 1.5%
--------------------------------------------------------------------------------
       1,768   Intuit Inc.(1)                                           95,773
--------------------------------------------------------------------------------
      11,326   Oracle Corp.(1)                                         165,246
--------------------------------------------------------------------------------
                                                                       261,019
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.2%
--------------------------------------------------------------------------------
       2,309   Best Buy Co., Inc.                                      130,828
--------------------------------------------------------------------------------
      11,333   Gap, Inc. (The)                                         205,013
--------------------------------------------------------------------------------
       2,861   Home Depot, Inc. (The)                                  114,240
--------------------------------------------------------------------------------
       3,799   Michaels Stores, Inc.                                   143,716
--------------------------------------------------------------------------------
       1,299   Sherwin-Williams Co.                                     66,171
--------------------------------------------------------------------------------
       2,258   TJX Companies, Inc. (The)                                54,486
--------------------------------------------------------------------------------
                                                                       714,454
--------------------------------------------------------------------------------
TEXTILES, APPAREL
& LUXURY GOODS -- 1.4%
--------------------------------------------------------------------------------
       2,861   NIKE, Inc. Cl B                                         234,144
--------------------------------------------------------------------------------
TOBACCO -- 1.3%
--------------------------------------------------------------------------------
       3,050   Altria Group Inc.                                       223,138
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES -- 1.2%
--------------------------------------------------------------------------------
       8,422   Sprint Nextel Corp.                                     208,866
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $15,686,767)                                                  16,238,526
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.1%

    $700,000   FNMA Discount Notes,
               4.71%, 5/1/06(2)
(Cost $700,000)                                                        700,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.5%
(Cost $16,386,767)                                                  16,938,526
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 0.5%                                    88,657
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $17,027,183
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
ORD = Foreign Ordinary Share

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
22

New Opportunities II - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                    --------------
                                                    AVERAGE ANNUAL
                                                       RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                              6 MONTHS(1)    1 YEAR    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                  23.55%       39.69%     11.56%        6/1/01
--------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(2)    20.31%       36.13%      5.66%(3)         --
--------------------------------------------------------------------------------
A Class                                                               1/31/03
  No sales charge*              23.42%       39.39%     24.67%(4)
  With sales charge*            16.32%       31.44%     22.45%(4)
--------------------------------------------------------------------------------
B Class                                                               1/31/03
  No sales charge*              23.01%       38.23%     23.75%(4)
  With sales charge*            18.01%       34.23%     23.17%(4)
--------------------------------------------------------------------------------
C Class                                                               1/31/03
  No sales charge*              22.90%       38.27%     23.88%(4)
  With sales charge*            21.90%       38.27%     23.88%(4)
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 5/31/01, the date nearest the Investor Class's inception for which data are available.

(4) Class returns would have been lower if service and distribution fees had not been waived from 2/1/03 to 2/21/03, 2/1/03 to 2/10/03, and 2/1/03 to
    6/30/03 for the A Class, B Class, and C Class shares, respectively.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
23

New Opportunities II - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made June 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended April 30
--------------------------------------------------------------------------------
                              2002*     2003       2004       2005       2006
--------------------------------------------------------------------------------
Investor Class                6.00%    -21.51%    49.04%     -1.18%     39.69%
--------------------------------------------------------------------------------
Russell 2000 Growth Index   -10.59%    -23.50%    41.57%     -0.55%     36.13%
--------------------------------------------------------------------------------

*From 6/1/01, the Investor Class's inception date. Index data from 5/31/01, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
24

New Opportunities II - Portfolio Commentary

PORTFOLIO MANAGERS: HAROLD S. BRADLEY, TOM TELFORD AND STAFFORD SOUTHWICK.

American Century New Opportunities II gained 23.55%* during the six months ended
April 30, 2006, outpacing the both the 20.31% return of its benchmark, the
Russell 2000 Growth Index, and the 18.53% surge of the Lipper Small-Cap Growth
Funds Index** measuring its portfolio peers.

The portfolio, which turns five years old June 1, 2006, has posted a 1-year return of 39.69% and a return of 11.56% since its inception. Each figure tops comparable time-period returns for its benchmark and Lipper peer index.

In April 2006, Stafford Southwick, formerly an investment analyst on the New
Opportunities II team, joined Tom Telford and Harold Bradley as co-portfolio managers of the fund.

NON-TRADITIONAL RETURN TO GROWTH

Heading into the period, value stocks in the small-cap space had outpaced growth stocks substantially during the previous 5-year stretch. But small-cap investors finally moved toward growth stocks late in 2005. That allowed the Russell 2000
Growth's return for the 6-month period to exceed the Russell 2000 Value's gain of 17.52% by 279 bps.

Global economic growth has paved the way for strong demand in sectors not normally associated with growth stocks. Materials and industrials ranked as the benchmark's top two sectors, respectively, in terms of total return -- and New
Opportunities II maintained beneficial overweight stakes in each of those areas.

FLYING HIGH

Those two sectors accounted for about 40% of New Opportunities II's total return in the period. The overweight in materials and sound stock selection in that sector played a particularly important role in the portfolio's relative outperformance.

That sector, of course, houses New Opportunities II's best-performing stock since the beginning of 2005, Titanium Metals. The portfolio's biggest average holding and largest individual overweight position, Titanium continues benefiting from a large-scale move to lightweight components by airline manufacturers. Its share price tripled in the period and now has increased by a factor of 12 since the beginning of 2005.

That's exactly the type of upward price momentum that New Opportunities II's

TOP TEN HOLDINGS AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Titanium Metals Corp.                       4.2%                  3.6%
--------------------------------------------------------------------------------
Matrix Service Co.                          2.0%                  1.7%
--------------------------------------------------------------------------------
Ladish Co., Inc.                            1.9%                  1.4%
--------------------------------------------------------------------------------
Zoltek Companies, Inc.                      1.6%                   --
--------------------------------------------------------------------------------
Smith Micro
Software Inc.                               1.6%                  1.2%
--------------------------------------------------------------------------------
NutriSystem, Inc.                           1.6%                  0.5%
--------------------------------------------------------------------------------
Socotherm SpA ORD                           1.6%                   --
--------------------------------------------------------------------------------
SunOpta Inc.                                1.5%                   --
--------------------------------------------------------------------------------
Hansen Natural Corp.                        1.5%                   --
--------------------------------------------------------------------------------
Dress Barn Inc.                             1.5%                   --
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary are for Investor Class shares
  Total returns for periods less than one year are not annualized.

**The Lipper Small-Cap Growth Funds Index returned 32.48% and 5.45% for the
  1-year and since inception periods ended April 30, 2006, respectively.

(continued)

------
25

New Opportunities II - Portfolio Commentary

management will let ride, as long as a stock's underlying financial picture continues improving. In addition, Titanium fits one of the portfolio's key 2006 investment themes of finding stocks that will benefit from the current aerospace expansion cycle.

The portfolio's second-best relative and absolute performer, Ladish Co., also ties into that theme. The Milwaukee-area maker of aerospace components reported a three-fold increase in its first-quarter 2006 profit, and the company's shares surged 78%. New Opportunities II quickly built its position in the company, which ended the period as its third-largest holding.

HEALTH CARE, TECH CRIMP RESULTS

Somewhat ironically, weak security selection in two traditional growth sectors, health care and information technology, did more than anything to crimp New
Opportunities II's relative return in the period. The portfolio realized absolute contributions from both, but they fell short of what the benchmark received. Combined, the two sectors accounted for six of the portfolio's 10 worst relative detractors.

The health care sector struggled from a lack of new drugs in the pharmaceutical industry, government reimbursement issues and rising costs that hurt health care providers and a general malaise on the part of investors. Its total return within the benchmark trailed all other sectors.

Though the portfolio maintained an average underweight position in health care, it couldn't overcome several individual stock losses. But not all health care investments hurt the portfolio. Shares in Air Methods, a provider of emergency helicopter services, surged 137% as the company ranked among the portfolio's five leading relative performers.

INVESTMENT PHILOSOPHY

The management team of New Opportunities II pursues a two-pronged investment approach of 1) identifying smaller companies that appear to have accelerating earnings and revenue growth rates and 2) improving relative stock price performance. The team continues to find companies that meet its investment criteria.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                               AS OF               AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Energy Equipment
& Services                                     8.9%                5.0%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor
Equipment                                      6.6%                5.1%
--------------------------------------------------------------------------------
Capital Markets                                5.7%                8.7%
--------------------------------------------------------------------------------
Machinery                                      4.9%                3.5%
--------------------------------------------------------------------------------
Specialty Retail                               4.9%                1.0%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                               % OF                % OF
                                            NET ASSETS          NET ASSETS
                                               AS OF               AS OF
                                              4/30/06            10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                        79.0%               92.8%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                      17.0%                7.3%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                           96.0%              100.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                    0.4%                1.7%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                                3.6%              (1.8)%
--------------------------------------------------------------------------------

(1) Includes depositary shares and foreign ordinary shares.

------
26

New Opportunities II - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 96.0%

AEROSPACE & DEFENSE -- 3.8%
--------------------------------------------------------------------------------
      29,376   Aviall Inc.(1)                                     $  1,107,475
--------------------------------------------------------------------------------
      63,726   Ladish Co., Inc.(1)                                   2,273,107
--------------------------------------------------------------------------------
     110,896   Taser International Inc.(1)                           1,186,587
--------------------------------------------------------------------------------
                                                                     4,567,169
--------------------------------------------------------------------------------
BEVERAGES -- 1.5%
--------------------------------------------------------------------------------
      14,102   Hansen Natural Corp.(1)                               1,825,645
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
       6,586   Nuvelo Inc.(1)                                          107,813
--------------------------------------------------------------------------------
      76,125   QIAGEN N.V.(1)                                        1,134,262
--------------------------------------------------------------------------------
      20,947   Sangamo Biosciences Inc.(1)                             111,648
--------------------------------------------------------------------------------
                                                                     1,353,723
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
      25,120   AAON Inc.(1)                                            688,790
--------------------------------------------------------------------------------
      26,497   Imperial Industries Inc.(1)                             664,810
--------------------------------------------------------------------------------
                                                                     1,353,600
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 5.7%
--------------------------------------------------------------------------------
       9,795   Affiliated Managers Group Inc.(1)                       992,234
--------------------------------------------------------------------------------
      16,701   Greenhill & Co. Inc.                                  1,184,435
--------------------------------------------------------------------------------
      72,000   Marusan Securities Co. Ltd. ORD                       1,103,797
--------------------------------------------------------------------------------
      20,077   Nuveen Investments Inc. Cl A                            966,105
--------------------------------------------------------------------------------
      42,387   OptionsXpress Holdings, Inc.                          1,335,191
--------------------------------------------------------------------------------
      16,318   Piper Jaffray Companies(1)                            1,140,628
--------------------------------------------------------------------------------
                                                                     6,722,390
--------------------------------------------------------------------------------
CHEMICALS -- 3.8%
--------------------------------------------------------------------------------
      55,959   Celanese Corp., Series A                              1,228,300
--------------------------------------------------------------------------------
     158,731   PolyOne Corp.(1)                                      1,409,531
--------------------------------------------------------------------------------
      75,572   Zoltek Companies, Inc.(1)                             1,926,331
--------------------------------------------------------------------------------
                                                                     4,564,162
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.5%
--------------------------------------------------------------------------------
      28,538   Intervest Bancshares Corp.(1)                         1,141,235
--------------------------------------------------------------------------------
      15,372   Sterling Bancshares, Inc.                               254,560
--------------------------------------------------------------------------------
      20,238   Trico Bancshares                                        552,295
--------------------------------------------------------------------------------
      27,676   Virginia Commerce Bancorp(1)                          1,004,639
--------------------------------------------------------------------------------
                                                                     2,952,729
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 4.9%
--------------------------------------------------------------------------------
      52,623   51job, Inc. ADR(1)                                    1,325,047
--------------------------------------------------------------------------------
      25,536   American Ecology Corp.                                  683,088
--------------------------------------------------------------------------------
      39,606   American Reprographics Co.(1)                         1,404,824
--------------------------------------------------------------------------------
      49,471   NCO Group, Inc.(1)                                    1,061,153
--------------------------------------------------------------------------------
      40,382   Watson Wyatt Worldwide Inc.                           1,331,395
--------------------------------------------------------------------------------
                                                                     5,805,507
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.8%
--------------------------------------------------------------------------------
      61,567   Ceragon Networks Ltd.(1)                           $    331,846
--------------------------------------------------------------------------------
     455,072   JDS Uniphase Corp.(1)                                 1,588,201
--------------------------------------------------------------------------------
     231,197   MRV Communications Inc.(1)                              880,861
--------------------------------------------------------------------------------
      31,256   Sierra Wireless(1)                                      562,921
--------------------------------------------------------------------------------
                                                                     3,363,829
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.9%
--------------------------------------------------------------------------------
      61,086   LaserCard Corp.(1)                                    1,038,462
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 1.2%
--------------------------------------------------------------------------------
      16,787   Jacobs Engineering Group Inc.(1)                      1,388,285
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES -- 0.5%
--------------------------------------------------------------------------------
     376,806   Mpower Holding Corp.(1)                                 629,266
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 4.3%
--------------------------------------------------------------------------------
      26,168   AZZ Inc.(1)                                             628,032
--------------------------------------------------------------------------------
      34,641   Baldor Electric Co.                                   1,150,081
--------------------------------------------------------------------------------
      67,036   BTU International, Inc.(1)                            1,354,798
--------------------------------------------------------------------------------
      52,278   Color Kinetics Inc.(1)                                1,107,771
--------------------------------------------------------------------------------
      18,016   Energy Conversion Devices Inc.(1)                       900,980
--------------------------------------------------------------------------------
                                                                     5,141,662
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 3.6%
--------------------------------------------------------------------------------
      34,857   Daktronics Inc.                                       1,367,091
--------------------------------------------------------------------------------
      17,672   Itron Inc.(1)                                         1,184,908
--------------------------------------------------------------------------------
      28,492   Littelfuse, Inc.(1)                                     920,007
--------------------------------------------------------------------------------
      12,435   OYO Geospace Corp.(1)                                   724,214
--------------------------------------------------------------------------------
                                                                     4,196,220
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 8.9%
--------------------------------------------------------------------------------
      94,766   Awilco Offshore ASA ORD(1)                              887,121
--------------------------------------------------------------------------------
      12,046   Helmerich & Payne, Inc.                                 876,226
--------------------------------------------------------------------------------
     209,814   Matrix Service Co.(1)                                 2,393,977
--------------------------------------------------------------------------------
      29,479   Oil States International, Inc.(1)                     1,190,067
--------------------------------------------------------------------------------
      14,387   Schoeller-Bleckmann Oilfield
               Equipment AG ORD                                        598,852
--------------------------------------------------------------------------------
     101,087   Socotherm SpA ORD                                     1,860,313
--------------------------------------------------------------------------------
      23,143   TETRA Technologies, Inc.(1)                           1,138,636
--------------------------------------------------------------------------------
      29,263   Universal Compression
               Holdings Inc.(1)                                      1,635,802
--------------------------------------------------------------------------------
                                                                    10,580,994
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.5%
--------------------------------------------------------------------------------
     179,170   SunOpta Inc.(1)                                       1,825,742
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES -- 2.9%
--------------------------------------------------------------------------------
      62,519   Abaxis, Inc.(1)                                       1,632,996
--------------------------------------------------------------------------------
      63,249   Biolase Technology Inc.                                 673,602
--------------------------------------------------------------------------------
      24,488   Neogen Corp.(1)                                         594,324
--------------------------------------------------------------------------------
      33,621   Nutraceutical International Corp.(1)                    531,548
--------------------------------------------------------------------------------
                                                                     3,432,470
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
27

New Opportunities II - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.3%
--------------------------------------------------------------------------------
      44,230   Air Methods Corp.(1)                               $  1,217,652
--------------------------------------------------------------------------------
      32,916   Five Star Quality Care Inc.(1)                          339,035
--------------------------------------------------------------------------------
                                                                     1,556,687
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.4%
--------------------------------------------------------------------------------
      13,627   Buffalo Wild Wings Inc.(1)                              588,414
--------------------------------------------------------------------------------
      33,893   Gaming Partners
               International Corp.                                     566,013
--------------------------------------------------------------------------------
      32,019   Penn National Gaming, Inc.(1)                         1,303,814
--------------------------------------------------------------------------------
      44,984   Pinnacle Entertainment Inc.(1)                        1,228,063
--------------------------------------------------------------------------------
   4,094,000   Regal Hotels International
               Holdings Ltd. ORD                                       390,747
--------------------------------------------------------------------------------
      32,337   Shuffle Master Inc.(1)                                1,194,852
--------------------------------------------------------------------------------
                                                                     5,271,903
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.2%
--------------------------------------------------------------------------------
      12,500   Acme United Corp.                                       187,875
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 3.4%
--------------------------------------------------------------------------------
      18,274   Alloy Inc.(1)                                           227,694
--------------------------------------------------------------------------------
      56,014   dELiA*s Inc.(1)                                         595,429
--------------------------------------------------------------------------------
      27,907   NutriSystem, Inc.(1)                                  1,893,769
--------------------------------------------------------------------------------
      41,048   VistaPrint Ltd.(1)                                    1,312,715
--------------------------------------------------------------------------------
                                                                     4,029,607
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 1.9%
--------------------------------------------------------------------------------
      23,757   Digital River Inc.(1)                                 1,034,380
--------------------------------------------------------------------------------
      30,227   Travelzoo Inc.(1)                                     1,164,344
--------------------------------------------------------------------------------
                                                                     2,198,724
--------------------------------------------------------------------------------
IT SERVICES -- 2.8%
--------------------------------------------------------------------------------
      30,745   Euronet Worldwide Inc.(1)                             1,098,826
--------------------------------------------------------------------------------
      92,665   Ness Technologies, Inc.(1)                            1,125,880
--------------------------------------------------------------------------------
     142,422   Sapient Corp.(1)                                      1,115,164
--------------------------------------------------------------------------------
                                                                     3,339,870
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.5%
--------------------------------------------------------------------------------
      45,457   K2 Inc.(1)                                              535,938
--------------------------------------------------------------------------------
MACHINERY -- 4.9%
--------------------------------------------------------------------------------
      88,000   Aichi Corp. ORD                                         977,004
--------------------------------------------------------------------------------
      13,137   American Science and
               Engineering Inc.(1)                                   1,125,972
--------------------------------------------------------------------------------
     167,835   Deutz AG ORD(1)                                       1,536,933
--------------------------------------------------------------------------------
      18,703   Gardner Denver Inc.(1)                                1,393,935
--------------------------------------------------------------------------------
       7,818   Komax Holding AG ORD(1)                                 809,920
--------------------------------------------------------------------------------
                                                                     5,843,764
--------------------------------------------------------------------------------
MEDIA -- 0.6%
--------------------------------------------------------------------------------
      82,668   MDC Partners Inc. Cl A(1)                               739,879
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

METALS & MINING -- 4.9%
--------------------------------------------------------------------------------
       2,989   Olympic Steel Inc.                                 $     94,183
--------------------------------------------------------------------------------
      14,153   Oregon Steel Mills, Inc.(1)                             700,998
--------------------------------------------------------------------------------
      69,758   Titanium Metals Corp.(1)                              4,998,161
--------------------------------------------------------------------------------
                                                                     5,793,342
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.7%
--------------------------------------------------------------------------------
      58,620   MC Shipping Inc.                                        773,784
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.2%
--------------------------------------------------------------------------------
      85,536   Caraco Pharmaceutical
               Laboratories Ltd.(1)                                  1,017,878
--------------------------------------------------------------------------------
      50,066   First Horizon Pharmaceutical
               Corporation(1)                                        1,114,970
--------------------------------------------------------------------------------
     653,100   Tempo Scan Pacific Tbk.,
               PT ORD                                                  531,489
--------------------------------------------------------------------------------
                                                                     2,664,337
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS- 3.5%
--------------------------------------------------------------------------------
      40,010   Eagle Hospitality Properties
               Trust Inc.                                              359,690
--------------------------------------------------------------------------------
      67,749   Education Realty Trust, Inc.                          1,010,815
--------------------------------------------------------------------------------
      78,223   FelCor Lodging Trust Inc.                             1,693,528
--------------------------------------------------------------------------------
      88,843   Highland Hospitality Corp.                            1,146,075
--------------------------------------------------------------------------------
                                                                     4,210,108
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 6.6%
--------------------------------------------------------------------------------
     138,815   Anadigics, Inc.(1)                                    1,242,394
--------------------------------------------------------------------------------
     108,375   Chartered Semiconductor
               Manufacturing Ltd. ADR(1)                             1,227,889
--------------------------------------------------------------------------------
      28,606   Nextest Systems Corp.(1)                                444,251
--------------------------------------------------------------------------------
     136,664   ON Semiconductor Corp.(1)                               979,881
--------------------------------------------------------------------------------
     157,619   Skyworks Solutions, Inc.(1)                           1,126,976
--------------------------------------------------------------------------------
     140,965   STATS ChipPAC Ltd. ADR(1)                             1,199,612
--------------------------------------------------------------------------------
      36,796   Trident Microsystems, Inc.(1)                           978,774
--------------------------------------------------------------------------------
     189,090   Tvia, Inc.(1)                                           623,997
--------------------------------------------------------------------------------
                                                                     7,823,774
--------------------------------------------------------------------------------
SOFTWARE -- 2.2%
--------------------------------------------------------------------------------
      74,107   Opsware Inc.(1)                                         626,945
--------------------------------------------------------------------------------
     152,761   Smith Micro Software Inc.(1)                          1,897,292
--------------------------------------------------------------------------------
                                                                     2,524,237
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.9%
--------------------------------------------------------------------------------
      37,362   Aeropostale Inc.(1)                                   1,147,387
--------------------------------------------------------------------------------
      70,354   Dress Barn Inc.(1)                                    1,779,252
--------------------------------------------------------------------------------
      21,948   Pantry Inc. (The)(1)                                  1,452,738
--------------------------------------------------------------------------------
      73,096   United Retail Group Inc.(1)                           1,433,413
--------------------------------------------------------------------------------
                                                                     5,812,790
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $88,293,697)                                                 114,048,474
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
28

New Opportunities II - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)
                                                                     Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.4%

Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 7.125% - 8.125%,
8/15/19 - 2/15/23, valued at $508,898),
in a joint trading account at 4.67%,
dated 4/28/06, due 5/1/06
(Delivery value $500,195)
(Cost $500,000)                                                   $    500,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES -- 96.4%
(Cost $88,793,697)                                                 114,548,474
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- 3.6%                                 4,303,888
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $118,852,362
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
29

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
30

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                     ACCOUNT VALUE  ACCOUNT VALUE    11/1/05 -       EXPENSE
                        11/1/05        4/30/06         4/30/06       RATIO*
--------------------------------------------------------------------------------
SELECT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,020.30         $5.01          1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,021.30         $4.01          0.80%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,018.80         $6.26          1.25%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,019.00         $6.26          1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,015.20         $9.99          2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,015.20         $9.99          2.00%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,017.70         $7.50          1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,019.84         $5.01          1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,020.83         $4.01          0.80%
--------------------------------------------------------------------------------
Advisor Class           $1,000       $1,018.60         $6.26          1.25%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,018.60         $6.26          1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,014.88         $9.99          2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,014.88         $9.99          2.00%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,017.36         $7.50          1.50%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
31

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                     ACCOUNT VALUE  ACCOUNT VALUE    11/1/05 -       EXPENSE
                        11/1/05        4/30/06         4/30/06       RATIO*
--------------------------------------------------------------------------------
CAPITAL GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,066.00         $5.12          1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,066.90         $4.10          0.80%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,065.20         $6.40          1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,060.20         $10.22         2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,060.20         $10.22         2.00%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,063.30         $7.67          1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,019.84         $5.01          1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,020.83         $4.01          0.80%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,018.60         $6.26          1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,014.88         $9.99          2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,014.88         $9.99          2.00%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,017.36         $7.50          1.50%
--------------------------------------------------------------------------------

FUNDAMENTAL EQUITY SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,122.40         $5.26          1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,122.90         $4.21          0.80%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,121.70         $6.58          1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,116.50         $10.50         2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,116.50         $10.50         2.00%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,119.20         $7.88          1.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,019.84         $5.01          1.00%
--------------------------------------------------------------------------------
Institutional Class     $1,000       $1,020.83         $4.01          0.80%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,018.60         $6.26          1.25%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,014.88         $9.99          2.00%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,014.88         $9.99          2.00%
--------------------------------------------------------------------------------
R Class                 $1,000       $1,017.36         $7.50          1.50%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
32

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING      DURING PERIOD*  ANNUALIZED
                     ACCOUNT VALUE  ACCOUNT VALUE    11/1/05 -       EXPENSE
                        11/1/05        4/30/06         4/30/06       RATIO*
--------------------------------------------------------------------------------
NEW OPPORTUNITIES II SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,235.50         $8.31          1.50%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,234.20         $9.69          1.75%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,230.10         $13.82         2.50%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,229.00         $13.82         2.50%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000       $1,017.36         $7.50          1.50%
--------------------------------------------------------------------------------
A Class                 $1,000       $1,016.12         $8.75          1.75%
--------------------------------------------------------------------------------
B Class                 $1,000       $1,012.40         $12.47         2.50%
--------------------------------------------------------------------------------
C Class                 $1,000       $1,012.40         $12.47         2.50%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
33

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------
                                                                    FUNDAMENTAL         NEW
                                        SELECT      CAPITAL GROWTH     EQUITY    OPPORTUNITIES II
---------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------
Investment securities -
at value (cost of
$3,136,759,197, $3,052,710,
$16,386,767 and $88,793,697,
respectively) -- including
$64,748,720, $- , $- and
$- of securities
on loan, respectively               $3,312,797,849    $3,320,397     $16,938,526    $114,548,474
-----------------------------------
Investments made with cash
collateral received
for securities
on loan, at value
(cost of $65,736,167,
$-, $- and $-, respectively)            65,736,167            --             --             --
---------------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of
$3,202,495,364, $3,052,710,
$16,386,767 and $88,793,697,
respectively)                        3,378,534,016     3,320,397      16,938,526     114,548,474
-----------------------------------
Cash                                            --        46,138         193,345       2,486,458
-----------------------------------
Receivable for investments sold        300,702,059       124,753         726,890       8,188,135
-----------------------------------
Receivable for capital
shares sold                                 12,015           200         203,682          65,785
-----------------------------------
Dividends and interest receivable        1,827,258         1,632          17,206          43,065
---------------------------------------------------------------------------------------------------
                                     3,681,075,348     3,493,120      18,079,649     125,331,917
---------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------
Payable for collateral
received for securities
on loan                                 65,736,167            --              --              --
-----------------------------------
Disbursements in excess
of demand deposit cash                   6,509,824            --              --              --
-----------------------------------
Payable for
investments purchased                  261,252,921        88,815       1,021,172       6,314,579
-----------------------------------
Payable for forward
foreign currency
exchange contracts                       2,465,642         1,374              --              --
-----------------------------------
Payable for capital
shares redeemed                             45,169            --          13,000           3,648
-----------------------------------
Accrued management fees                  2,757,416         2,790          12,742         143,515
-----------------------------------
Distribution fees payable                   12,265           995           2,422           4,223
-----------------------------------
Service fees (and
distribution fees --
A and R Class) payable                      20,531           677           3,130          13,590
---------------------------------------------------------------------------------------------------
                                       338,799,935        94,651       1,052,466       6,479,555
---------------------------------------------------------------------------------------------------

NET ASSETS                          $3,342,275,413    $3,398,469     $17,027,183    $118,852,362
===================================================================================================

See Notes to Financial Statements.                                  (continued)

------
34

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------
                                                                    FUNDAMENTAL         NEW
                                        SELECT      CAPITAL GROWTH     EQUITY    OPPORTUNITIES II
---------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Capital (par value
and paid-in surplus)                $2,974,571,502    $3,112,491     $16,120,236     $85,535,393
-----------------------------------
Accumulated undistributed net
investment income (loss)                 5,788,753       (10,775)         16,934        (744,414)
-----------------------------------
Undistributed net realized
gain on investment
and foreign currency transactions      188,350,715        30,436         339,099       8,306,918
-----------------------------------
Net unrealized appreciation
on investments and translation
of assets and liabilities
in foreign currencies                  173,564,443       266,317         550,914      25,754,465
------------------------------------------------------------------------------------------------------
                                    $3,342,275,413    $3,398,469     $17,027,183    $118,852,362
======================================================================================================

INVESTOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                          $3,028,268,965       $50,365        $276,801     $51,168,907
-----------------------------------
Shares outstanding                      80,684,312         4,457          23,032       6,321,824
-----------------------------------
Net asset value per share                   $37.53        $11.30          $12.02           $8.09
------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                            $232,078,439       $26,200         $28,525              --
-----------------------------------
Shares outstanding                       6,137,073         2,315           2,372              --
-----------------------------------
Net asset value per share                   $37.82        $11.32          $12.03              --
------------------------------------------------------------------------------------------------------

ADVISOR CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                             $26,974,179           N/A             N/A             N/A
-----------------------------------
Shares outstanding                         726,282           N/A             N/A             N/A
-----------------------------------
Net asset value per share                   $37.14           N/A             N/A             N/A
------------------------------------------------------------------------------------------------------

A CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                             $44,590,276    $1,680,133     $12,513,584     $60,589,631
-----------------------------------
Shares outstanding                       1,192,782       148,981       1,042,035       7,513,203
-----------------------------------
Net asset value per share                   $37.38        $11.28          $12.01           $8.06
-----------------------------------
Maximum offering price
(net asset value divided by 0.9425)         $39.66        $11.97          $12.74           $8.55
------------------------------------------------------------------------------------------------------

B CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                              $7,740,615      $905,900      $1,086,635      $3,009,664
-----------------------------------
Shares outstanding                         211,116        81,646          90,888         376,459
-----------------------------------
Net asset value per share                   $36.67        $11.10          $11.96           $7.99
------------------------------------------------------------------------------------------------------

C CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                              $2,598,379      $709,812      $3,093,256      $4,084,160
-----------------------------------
Shares outstanding                          70,809        63,973         258,672         508,850
-----------------------------------
Net asset value per share                   $36.70        $11.10          $11.96           $8.03
------------------------------------------------------------------------------------------------------

R CLASS, $0.01 PAR VALUE
------------------------------------------------------------------------------------------------------
Net assets                                 $24,560       $26,059         $28,382             N/A
-----------------------------------
Shares outstanding                             656         2,315           2,368             N/A
-----------------------------------
Net asset value per share                   $37.44        $11.26          $11.99             N/A
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------
35

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------
                                                                    FUNDAMENTAL         NEW
                                        SELECT      CAPITAL GROWTH     EQUITY    OPPORTUNITIES II
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
---------------------------------------------------------------------------------------------------
INCOME:
-----------------------------------
Dividends (including net
of foreign taxes withheld
of $525,989, $218, $433
and $639, respectively)              $  21,378,681      $ 14,285        $ 65,759      $  130,757
-----------------------------------
Interest                                 1,708,028           168          13,006          25,861
-----------------------------------
Securities lending                         406,273            --              --              --
---------------------------------------------------------------------------------------------------
                                        23,492,982        14,453          78,765          156,618
---------------------------------------------------------------------------------------------------

EXPENSES:
-----------------------------------
Management fees                         17,283,332        15,603          42,039          800,047
-----------------------------------
Distribution fees:
-----------------------------------
  Advisor Class                             35,633            --              --              --
-----------------------------------
  B Class                                   12,866         3,220           2,700            9,947
-----------------------------------
  C Class                                   12,419         2,479           6,560           13,597
-----------------------------------
Service fees:
-----------------------------------
  Advisor Class                             35,633            --              --              --
-----------------------------------
  B Class                                    4,289         1,073             900            3,316
-----------------------------------
  C Class                                    4,140           826           2,187            4,532
-----------------------------------
Distribution and service fees:
-----------------------------------
  A Class                                   51,954         1,903           7,258           66,951
-----------------------------------
  R Class                                       62            65              67               --
-----------------------------------
Directors' fees and expenses                25,625            53             106            1,185
-----------------------------------
Other expenses                               8,536             6              14            1,457
---------------------------------------------------------------------------------------------------
                                        17,474,489        25,228          61,831          901,032
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)             6,018,493       (10,775)         16,934         (744,414)
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-----------------------------------
Investment transactions                471,616,745       105,700         350,905        8,602,176
-----------------------------------
Foreign currency transactions           (1,053,458)           42            (209)         (21,702)
---------------------------------------------------------------------------------------------------
                                       470,563,287       105,742         350,696        8,580,474
---------------------------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON:
-----------------------------------
Investments                           (394,846,325)       72,509         505,721       14,690,926
-----------------------------------
Translation of assets
and liabilities
in foreign currencies                   (2,638,071)       (1,875)           (845)            (313)
---------------------------------------------------------------------------------------------------
                                      (397,484,396)       70,634         504,876       14,690,613
---------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)                  73,078,891       176,376         855,572       23,271,087
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS
RESULTING FROM OPERATIONS            $  79,097,384      $165,601        $872,506      $22,526,673
===================================================================================================

See Notes to Financial Statements.

------
36

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
---------------------------------------------------------------------------------------------------
                                                  SELECT                       CAPITAL GROWTH
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2006             2005              2006         2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income (loss)         $    6,018,493   $   16,221,792      $  (10,775)  $   (9,094)
-----------------------------------
Net realized gain (loss)                470,563,287      374,124,251         105,742      (35,967)
-----------------------------------
Change in net unrealized
appreciation (depreciation)            (397,484,396)    (132,726,740)         70,634      155,191
---------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                          79,097,384      257,619,303         165,601      110,130
---------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
From net investment income:
-----------------------------------
  Investor Class                        (23,121,577)      (8,222,603)             --           --
-----------------------------------
  Institutional Class                    (1,850,095)        (906,228)             --           --
-----------------------------------
  Advisor Class                            (141,382)              --              --           --
-----------------------------------
  A Class                                  (197,118)              --              --           --
-----------------------------------
  R Class                                      (138)              --              --           --
---------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                      (25,310,310)      (9,128,831)             --           --
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets
from capital share transactions        (312,085,559)    (509,449,921)        562,072    1,075,137
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                          (258,298,485)    (260,959,449)        727,673    1,185,267

NET ASSETS
---------------------------------------------------------------------------------------------------
Beginning of period                   3,600,573,898    3,861,533,347       2,670,796    1,485,529
---------------------------------------------------------------------------------------------------
End of period                        $3,342,275,413   $3,600,573,898      $3,398,469   $2,670,796
===================================================================================================

Accumulated undistributed net
investment income (loss)                 $5,788,753      $25,079,614        $(10,775)          --
===================================================================================================

See Notes to Financial Statements.                                  (continued)

------
37

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005 (EXCEPT AS
NOTED)
---------------------------------------------------------------------------------------------------
                                               FUNDAMENTAL EQUITY          NEW OPPORTUNITIES II
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            2006           2005(1)          2006         2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income (loss)            $    16,934       $   (3,454)    $  (744,414)  $ (939,415)
-----------------------------------
Net realized gain (loss)                    350,696          112,336       8,580,474    3,652,851
-----------------------------------
Change in net unrealized
appreciation (depreciation)                 504,876           46,038      14,690,613    4,324,566
---------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                             872,506          154,920      22,526,673    7,038,002
---------------------------------------------------------------------------------------------------

DISTRIBUTION TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
From net realized gains:
-----------------------------------
  Investor Class                             (1,402)              --      (1,390,699)  (1,089,667)
-----------------------------------
  Institutional Class                          (841)              --              --           --
-----------------------------------
  A Class                                   (84,337)              --      (1,464,542)    (642,139)
-----------------------------------
  B Class                                   (13,834)              --         (52,347)     (23,007)
-----------------------------------
  C Class                                   (19,272)              --         (75,960)     (25,472)
-----------------------------------
  R Class                                      (793)              --              --           --
---------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                         (120,479)              --      (2,983,548)  (1,780,285)
---------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                       13,400,916        2,719,320       2,434,784   29,905,813
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                            14,152,943        2,874,240      21,977,909   35,163,530

NET ASSETS
---------------------------------------------------------------------------------------------------
Beginning of period                       2,874,240               --      96,874,453   61,710,923
---------------------------------------------------------------------------------------------------
End of period                           $17,027,183       $2,874,240    $118,852,362  $96,874,453
===================================================================================================

Accumulated undistributed
net investment income (loss)                $16,934               --       $(744,414)          --
===================================================================================================

(1) November 30, 2004 (fund inception) through October 31, 2005.

See Notes to Financial Statements.

------
38

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Select Fund (Select), Capital Growth
Fund (Capital Growth), Fundamental Equity Fund (Fundamental Equity) and New
Opportunities II Fund (New Opportunities II) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the
1940 Act. The funds' investment objective is to seek long-term capital growth.
Income is a secondary objective of Fundamental Equity. Select and Capital Growth pursue their objective by purchasing stocks of larger-sized companies that they believe will increase in value over time. Fundamental Equity looks for common stocks that the fund's manager believes are attractively priced relative to the companies' earnings growth potential and dividend yields. New Opportunities II pursues its objective by purchasing stocks of smaller-sized companies that it believes will increase in value over time. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Select is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class, C Class and R
Class. Capital Growth and Fundamental Equity are authorized to issue the
Investor Class, the Institutional Class, the A Class, the B Class, the C Class
and the R Class. New Opportunities II is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class and the C Class. The A Class
may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of Fundamental Equity's A Class, B Class and C Class commenced on November
30, 2004. Sale of Fundamental Equity's and Capital Growth's Investor Class,
Institutional Class and R Class commenced on July 29, 2005. Sale of Select's R
Class commenced on July 29, 2005. Sale of New Opportunities II's Institutional
Class had not commenced as of April 30, 2006.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Select may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. Select continues to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

(continued)

------
39

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds' exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
40

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Select, Capital Growth and
Fundamental Equity, as applicable, is as follows:

----------------------------------------------------------------------
                            INVESTOR,
                           A, B, C & R   INSTITUTIONAL     ADVISOR
----------------------------------------------------------------------
STRATEGY ASSETS
----------------------------------------------------------------------
First $5 billion             1.000%         0.800%         0.750%
----------------------------------------------------------------------
Next $5 billion              0.990%         0.790%         0.740%
----------------------------------------------------------------------
Next $5 billion              0.980%         0.780%         0.730%
----------------------------------------------------------------------
Next $5 billion              0.970%         0.770%         0.720%
----------------------------------------------------------------------
Next $5 billion              0.950%         0.750%         0.700%
----------------------------------------------------------------------
Next $5 billion              0.900%         0.700%         0.650%
----------------------------------------------------------------------
Over $30 billion             0.800%         0.600%         0.550%
----------------------------------------------------------------------

The annual management fee schedule for each class of New Opportunities II is as follows:

--------------------------------------------------------
                            INVESTOR,
                            A, B & C     INSTITUTIONAL
--------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------
First $250 million            1.50%          1.30%
--------------------------------------------------------
Next $250 million             1.30%          1.10%
--------------------------------------------------------
Over $500 million             1.10%          0.90%
--------------------------------------------------------

The effective annual management fee for each class of the funds for the six months ended April 30, 2006 was as follows:

--------------------------------------------------------------------------------
                            INVESTOR,
                            A, B & C     INSTITUTIONAL     ADVISOR        R
--------------------------------------------------------------------------------
Select                        1.00%          0.80%          0.75%       1.00%
--------------------------------------------------------------------------------
Capital Growth                1.00%          0.80%           N/A        1.00%
--------------------------------------------------------------------------------
Fundamental Equity            1.00%          0.80%           N/A        1.00%
--------------------------------------------------------------------------------
New Opportunities II          1.50%           --             N/A         N/A
--------------------------------------------------------------------------------

(continued)

------
41

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class, C Class and R Class
(collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                   B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                    0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                    0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class.
The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A
Class, B Class, C Class and R Class shares. Fees incurred under the plans during the six months ended April 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. As of April 30, 2006 the
outstanding shares owned by the investment advisor of Capital Growth and
Fundamental Equity is 35% and 5%, respectively.

The funds have a bank line of credit agreement and Select has a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended April 30, 2006, were as follows:

-----------------------------------------------------------------------------------------
                                                        FUNDAMENTAL           NEW
                          SELECT       CAPITAL GROWTH      EQUITY      OPPORTUNITIES II
-----------------------------------------------------------------------------------------
Purchases             $3,264,660,164     $2,765,925      $18,307,267     $128,183,272
-----------------------------------------------------------------------------------------
Proceeds from sales   $3,710,648,213     $2,229,251       $5,652,535     $134,332,946
-----------------------------------------------------------------------------------------

(continued)

------
42

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows:

------------------------------------------------------------------------------------------------------
                                               SELECT                         CAPITAL GROWTH
------------------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                   300,000,000                       300,000,000
======================================================================================================
Sold                                    940,003     $  35,869,727           2,142           $24,328
-----------------------------------
Issued in reinvestment
of distributions                        566,811        22,043,286              --                --
-----------------------------------
Redeemed                            (10,705,751)     (408,575,301)             --                --
------------------------------------------------------------------------------------------------------
Net increase (decrease)              (9,198,937)    $(350,662,288)          2,142           $24,328
======================================================================================================
YEAR ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                   400,000,000                       200,000,000
======================================================================================================
Sold                                  2,329,186     $  86,028,299           2,315           $25,000
-----------------------------------
Issued in reinvestment
of distributions                        205,594         7,839,288              --                --
-----------------------------------
Redeemed                            (15,105,345)     (559,650,047)             --                --
------------------------------------------------------------------------------------------------------
Net increase (decrease)             (12,570,565)    $(465,782,460)          2,315           $25,000
======================================================================================================

INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    40,000,000                        50,000,000
======================================================================================================
Sold                                  3,484,037    $ 133,738,153               --                --
-----------------------------------
Issued in reinvestment
of distributions                         47,217         1,849,034              --                --
-----------------------------------
Redeemed                             (2,700,962)     (104,607,172)             --                --
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 830,292     $  30,980,015              --                --
======================================================================================================
YEAR ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                    40,000,000                        50,000,000
======================================================================================================
Sold                                    787,845      $ 29,427,489           2,315           $25,000
-----------------------------------
Issued in reinvestment
of distributions                         23,580           904,984              --                --
-----------------------------------
Redeemed                             (2,196,445)      (82,020,207)             --                --
------------------------------------------------------------------------------------------------------
Net increase (decrease)              (1,385,020)     $(51,687,734)          2,315           $25,000
======================================================================================================

ADVISOR CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    50,000,000                               N/A
======================================================================================================
Sold                                    198,565       $ 7,467,088
-----------------------------------
Issued in reinvestment
of distributions                          3,366           129,641
-----------------------------------
Redeemed                               (233,004)       (8,778,730)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (31,073)      $(1,182,001)
======================================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                   100,000,000                               N/A
======================================================================================================
Sold                                    370,390       $13,556,620
-----------------------------------
Redeemed                               (270,260)       (9,880,731)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 100,130       $ 3,675,889
======================================================================================================

(1) July 29, 2005 (commencement of sale) through October 31, 2005 for Capital Growth.

(continued)

------
43

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                               SELECT                         CAPITAL GROWTH
------------------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
A CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    25,000,000                       100,000,000
======================================================================================================
Sold                                     51,968     $   1,981,108          46,547         $ 527,422
-----------------------------------
Issued in connection
with acquisition (Note 8)             3,570,242       135,355,199
-----------------------------------
Issued in reinvestment
of distributions                          4,961           192,384               --               --
-----------------------------------
Redeemed                             (3,502,267)     (133,049,737)        (12,382)         (139,594)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 124,904     $   4,478,954          34,165         $ 387,828
======================================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                    25,000,000                       100,000,000
======================================================================================================
Sold                                    387,713       $14,274,351          74,965         $ 781,912
-----------------------------------
Redeemed                               (261,180)       (9,636,831)        (30,129)         (315,023)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 126,533       $ 4,637,520          44,836         $ 466,889
======================================================================================================

B CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    25,000,000                       100,000,000
======================================================================================================
Sold                                        629        $   21,613           8,174           $89,647
-----------------------------------
Issued in connection
with acquisition (Note 8)               155,909         5,800,482
-----------------------------------
Redeemed                                (14,657)         (543,282)           (289)           (3,204)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 141,881        $5,278,813           7,885           $86,443
======================================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                    25,000,000                       100,000,000
======================================================================================================
Sold                                     12,793         $ 462,676          29,996          $310,296
-----------------------------------
Redeemed                                 (9,993)         (361,099)         (1,968)          (20,033)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                   2,800         $ 101,577          28,028          $290,263
======================================================================================================

C CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    25,000,000                       100,000,000
======================================================================================================
Sold                                      7,781       $   293,018           5,725           $63,594
-----------------------------------
Redeemed                                (34,091)       (1,272,208)            (11)             (121)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (26,310)      $  (979,190)          5,714           $63,473
======================================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                    25,000,000                       100,000,000
======================================================================================================
Sold                                     34,085       $ 1,240,344          23,437          $243,705
-----------------------------------
Redeemed                                (46,000)       (1,660,057)            (69)             (720)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (11,915)      $  (419,713)         23,368          $242,985
======================================================================================================

(continued)

------
44

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                               SELECT                         CAPITAL GROWTH
------------------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
R CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    50,000,000                        60,000,000
======================================================================================================
Issued in reinvestment
of distributions                              4           $138                 --                --
======================================================================================================
PERIOD ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                    60,000,000                        60,000,000
======================================================================================================
Sold                                        652        $25,000              2,315           $25,000
======================================================================================================

(1) July 29, 2005 (commencement of sale) through October 31, 2005.

------------------------------------------------------------------------------------------------------
                                         FUNDAMENTAL EQUITY                NEW OPPORTUNITIES II
------------------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                   200,000,000                       250,000,000
======================================================================================================
Sold                                     21,401       $250,750            353,696       $ 2,640,700
-----------------------------------
Issued in reinvestment
of distributions                            123          1,402            170,452         1,227,252
-----------------------------------
Redeemed                                   (790)        (9,065)          (596,178)       (4,403,841)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                  20,734       $243,087            (72,030)      $  (535,889)
======================================================================================================
YEAR ENDED OCTOBER 31, 2005(2)
SHARES AUTHORIZED                   200,000,000                       250,000,000
======================================================================================================
Sold                                      2,298        $25,000          1,455,830       $ 9,655,038
-----------------------------------
Issued in reinvestment
of distributions                             --             --            149,816           991,781
-----------------------------------
Redeemed                                     --             --         (1,401,320)       (9,196,936)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                   2,298        $25,000            204,326       $ 1,449,883
======================================================================================================

INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    50,000,000                        50,000,000
======================================================================================================
Issued in reinvestment
of distributions                             74           $835                 --                --
======================================================================================================
YEAR ENDED OCTOBER 31, 2005(2)
SHARES AUTHORIZED                    50,000,000                        50,000,000
======================================================================================================
Sold                                      2,298        $25,000                 --                --
======================================================================================================

(2) July 29, 2005 (commencement of sale) through October 31, 2005 for Fundamental Equity.

(continued)

------
45

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                         FUNDAMENTAL EQUITY                NEW OPPORTUNITIES II
------------------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
A CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    50,000,000                        25,000,000
======================================================================================================
Sold                                    937,224    $10,872,985          1,384,316       $10,287,766
-----------------------------------
Issued in reinvestment
of distributions                          6,893         78,235            200,465         1,439,338
-----------------------------------
Redeemed                                (50,404)      (592,042)        (1,203,972)       (8,894,400)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 893,713    $10,359,178            380,809       $ 2,832,704
======================================================================================================
YEAR ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                    50,000,000                        25,000,000
======================================================================================================
Sold                                    150,138     $1,576,978          5,225,025       $34,107,420
-----------------------------------
Issued in reinvestment
of distributions                             --             --             95,581           631,788
-----------------------------------
Redeemed                                 (1,816)       (18,703)        (1,436,356)       (9,368,616)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 148,322     $1,558,275          3,884,250       $25,370,592
======================================================================================================

B CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    50,000,000                        25,000,000
======================================================================================================
Sold                                     46,924       $541,621             29,878         $ 219,955
-----------------------------------
Issued in reinvestment
of distributions                          1,179         13,357              6,983            49,789
-----------------------------------
Redeemed                                     (8)           (95)           (17,173)         (123,156)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                  48,095       $554,883             19,688         $ 146,588
======================================================================================================
YEAR ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                    50,000,000                        25,000,000
======================================================================================================
Sold                                     42,793       $434,494            174,231        $1,127,541
-----------------------------------
Issued in reinvestment
of distributions                             --             --              3,232            21,235
-----------------------------------
Redeemed                                     --             --             (8,896)          (58,520)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                  42,793       $434,494            168,567        $1,090,256
======================================================================================================

C CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    50,000,000                        25,000,000
======================================================================================================
Sold                                    198,713     $2,280,827             79,707         $ 590,001
-----------------------------------
Issued in reinvestment
of distributions                          1,422         16,128              7,017            50,239
-----------------------------------
Redeemed                                 (4,719)       (54,810)           (90,555)         (648,859)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                 195,416     $2,242,145             (3,831)        $  (8,619)
======================================================================================================
YEAR ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                    50,000,000                        25,000,000
======================================================================================================
Sold                                     63,517       $654,278            370,046        $2,417,865
-----------------------------------
Issued in reinvestment
of distributions                             --             --              2,993            19,722
-----------------------------------
Redeemed                                   (261)        (2,727)           (68,888)         (442,505)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                  63,256       $651,551            304,151        $1,995,082
======================================================================================================

(1) November 30, 2004 (fund inception) through October 31, 2005 for Fundamental Equity.

(continued)

------
46

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                         FUNDAMENTAL EQUITY                NEW OPPORTUNITIES II
------------------------------------------------------------------------------------------------------
                                       SHARES          AMOUNT           SHARES              AMOUNT
------------------------------------------------------------------------------------------------------
R CLASS
------------------------------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                    60,000,000                           N/A
======================================================================================================
Issued in reinvestment
of distributions                             70          $788
======================================================================================================
PERIOD ENDED OCTOBER 31, 2005(1)
SHARES AUTHORIZED                    60,000,000                            N/A
======================================================================================================
Sold                                      2,298       $25,000
======================================================================================================

(1) July 29, 2005 (commencement of sale) through October 31, 2005 for Fundamental Equity.

5. SECURITIES LENDING

As of April 30, 2006, securities in Select valued at $64,748,720, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$65,736,167. Select's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by Select may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM or ACGIM, have a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The funds did not borrow from the line during the six months ended April
30, 2006.

7. RISK FACTORS

New Opportunities II concentrates its investments in common stocks of small companies. Because of this, New Opportunities II may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

(continued)

------
47

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

8. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

-------------------------------------------------------------------------------------------------
                                                                FUNDAMENTAL           NEW
                                   SELECT      CAPITAL GROWTH      EQUITY       OPPORTUNITIES II
-------------------------------------------------------------------------------------------------
Federal tax cost
of investments                 $3,209,866,597     $3,060,033    $16,408,434        $88,883,111
=================================================================================================
Gross tax appreciation
of investments                   $209,451,779       $320,786       $734,619        $26,313,170
------------------------------
Gross tax depreciation
of investments                    (40,784,360)       (60,422)      (204,527)          (647,807)
-------------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments    $168,667,419       $260,364       $530,092        $25,665,363
=================================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

Following are the capital loss carryover amounts as of October 31, 2005:

--------------------------------------------------------------------------------
                                            SELECT          CAPITAL GROWTH
--------------------------------------------------------------------------------
Accumulated capital losses              $(273,611,570)         $(66,374)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                          2010           2011          2012          2013
--------------------------------------------------------------------------------
Select               $(273,611,570)       --            --            --
--------------------------------------------------------------------------------
Capital Growth             --             --         $(28,366)     $(38,008)
--------------------------------------------------------------------------------

(continued)

------
48

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

9. REORGANIZATION PLAN

On December 14, 2005, the Board of Directors of Mason Street Growth Stock Fund
(Growth Stock), one fund in a series issued by Mason Street Funds, Inc., approved a plan of reorganization (the reorganization) pursuant to which Select acquired all of the assets of Growth Stock in exchange for shares of equal value of Select and the assumption by Select of all liabilities of Growth Stock. The financial statements and performance history of Select will be carried over in the post-reorganization. The reorganization was approved by shareholders on
March 15, 2006. The reorganization was effective at the close of business on
March 31, 2006. New shares in connection with the reorganization were issued by
Select on April 3, 2006.

The acquisition was accomplished by a tax-free exchange of shares. On April 3,
2006, Growth Stock exchanged its shares for shares of Select as follows:

--------------------------------------------------------------------------------
  ORIGINAL FUND/CLASS    SHARES EXCHANGED   NEW FUND/CLASS    SHARES RECEIVED
--------------------------------------------------------------------------------
Growth Stock -- A Class      9,879,722     Select -- A Class      3,564,222
--------------------------------------------------------------------------------
Growth Stock -- C Class         17,465     Select -- A Class          6,020
--------------------------------------------------------------------------------
Growth Stock -- B Class        443,869     Select -- B Class        155,909
--------------------------------------------------------------------------------

The net assets of Growth Stock and Select immediately before the acquisition were $141,155,681 and $3,336,122,073, respectively. Growth Stock's unrealized appreciation of $26,507,502 was combined with that of Select. Immediately after the acquisition, the combined net assets were $3,477,277,754.

------
49

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                           INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                     2006(1)    2005      2004      2003      2002       2001
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $37.04    $34.80    $33.77    $28.91    $34.94     $52.20
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
   Net Investment Income (Loss)(2)     0.07      0.15      --(3)     0.01      0.07       0.06
-----------------------------------
   Net Realized and
   Unrealized Gain (Loss)              0.68      2.17      1.03      4.92     (6.04)    (14.53)
--------------------------------------------------------------------------------------------------
   Total From Investment Operations    0.75      2.32      1.03      4.93     (5.97)    (14.47)
--------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
   From Net Investment Income         (0.26)    (0.08)      --      (0.07)    (0.06)       --
-----------------------------------
   From Net Realized Gains              --        --        --        --        --       (2.79)
--------------------------------------------------------------------------------------------------
   Total Distributions                (0.26)    (0.08)      --      (0.07)    (0.06)     (2.79)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $37.53    $37.04    $34.80    $33.77    $28.91     $34.94
==================================================================================================
   TOTAL RETURN(4)                     2.03%     6.67%     3.05%    17.11%   (17.11)%   (28.93)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.00%(5)    1.00%     1.00%     1.00%     1.00%      1.00%
-----------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                0.34%(5)    0.42%    (0.01)%    0.03%     0.21%      0.15%
-----------------------------------
Portfolio Turnover Rate                   95%      55%        48%      84%      168%        98%
-----------------------------------
Net Assets, End of Period
(in millions)                          $3,028   $3,329     $3,565   $3,828    $3,522     $4,745
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
50

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                       INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------
                                 2006(1)     2005       2004       2003       2002       2001
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $37.35     $35.09     $33.99     $29.10     $35.16     $52.36
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
   Net Investment
   Income (Loss)(2)                0.10       0.24       0.07       0.07       0.13       0.14
-------------------------------
   Net Realized and
   Unrealized Gain (Loss)          0.71       2.18       1.03       4.95      (6.06)     (14.55)
--------------------------------------------------------------------------------------------------
   Total From
   Investment Operations           0.81       2.42       1.10       5.02      (5.93)     (14.41)
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------
   From Net Investment Income     (0.34)     (0.16)       --       (0.13)     (0.13)       --
-------------------------------
   From Net Realized Gains          --         --         --         --         --       (2.79)
--------------------------------------------------------------------------------------------------
   Total Distributions            (0.34)     (0.16)       --       (0.13)     (0.13)     (2.79)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $37.82     $37.35     $35.09     $33.99     $29.10     $35.16
==================================================================================================
   TOTAL RETURN(3)                 2.13%      6.87%      3.24%     17.34%    (16.93)%   (28.71)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets            0.80%(4)      0.80%      0.80%      0.80%      0.80%      0.80%
-------------------------------
Ratio of Net
Investment Income (Loss)
to Average Net Assets            0.54%(4)      0.62%      0.19%      0.23%      0.41%      0.35%
-------------------------------
Portfolio Turnover Rate               95%        55%        48%        84%       168%        98%
-------------------------------
Net Assets, End of Period
(in thousands)                   $232,078   $198,212   $234,815   $229,596   $185,897   $181,708
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense difference because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
51

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                          ADVISOR CLASS
--------------------------------------------------------------------------------------------------
                                     2006(1)    2005      2004      2003      2002       2001
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $36.63    $34.43    $33.49    $28.66    $34.68     $52.01
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
   Net Investment Income (Loss)(2)     0.02      0.04     (0.09)    (0.07)    (0.02)     (0.04)
-----------------------------------
   Net Realized and
   Unrealized Gain (Loss)              0.68      2.16      1.03      4.90     (6.00)    (14.50)
--------------------------------------------------------------------------------------------------
   Total From Investment Operations    0.70      2.20      0.94      4.83     (6.02)    (14.54)
--------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
   From Net Investment Income         (0.19)      --        --       --(3)      --         --
-----------------------------------
   From Net Realized Gains             --         --        --        --        --       (2.79)
--------------------------------------------------------------------------------------------------
   Total Distributions                 (0.19)     --        --       --(3)      --       (2.79)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $37.14    $36.63    $34.43    $33.49    $28.66     $34.68
==================================================================================================
   TOTAL RETURN(4)                     1.88%     6.39%     2.81%    16.86%   (17.36)%   (29.18)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.25%(5)    1.25%     1.25%     1.25%     1.25%       1.25%
-----------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets                0.09%(5)    0.17%   (0.26)%   (0.22)%   (0.04)%     (0.10)%
-----------------------------------
Portfolio Turnover Rate                  95%       55%       48%       84%      168%         98%
-----------------------------------
Net Assets, End of Period
(in thousands)                       $26,974   $27,741   $22,626   $29,152   $20,432     $23,389
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount is less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
52

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    A CLASS
--------------------------------------------------------------------------------
                                    2006(1)     2005      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $36.87     $34.66    $33.72      $27.75
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
   Net Investment
   Income (Loss)(3)                   --(4)      0.04     (0.10)      (0.14)
--------------------------------
   Net Realized and
   Unrealized Gain (Loss)             0.70       2.17      1.04        6.11
--------------------------------------------------------------------------------
   Total From
   Investment Operations              0.70       2.21      0.94        5.97
--------------------------------------------------------------------------------
Distributions
--------------------------------
   From Net Investment Income        (0.19)       --        --          --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $37.38     $36.87    $34.66      $33.72
================================================================================
   TOTAL RETURN(5)                    1.90%      6.38%     2.79%      21.51%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               1.25%(6)     1.25%     1.25%     1.25%(6)
--------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets               0.09%(6)     0.17%   (0.26)%   (0.56)%(6)
--------------------------------
Portfolio Turnover Rate                  95%       55%       48%       84%(7)
--------------------------------
Net Assets, End of Period
(in thousands)                       $44,590   $39,376   $32,624      $10,305
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
53

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    B CLASS
--------------------------------------------------------------------------------
                                    2006(1)     2005      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $36.12     $34.21    $33.53      $27.75
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
   Net Investment
   Income (Loss)(3)                  (0.13)     (0.22)    (0.35)      (0.31)
--------------------------------
   Net Realized and
   Unrealized Gain (Loss)             0.68       2.13      1.03        6.09
--------------------------------------------------------------------------------
   Total From
   Investment Operations              0.55       1.91      0.68        5.78
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $36.67     $36.12    $34.21      $33.53
================================================================================
   TOTAL RETURN(4)                    1.52%      5.58%     2.03%      20.83%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                2.00%(5)     2.00%     2.00%     2.00%(5)
--------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets              (0.66)%(5)   (0.58)%   (1.01)%   (1.28)%(5)
--------------------------------
Portfolio Turnover Rate                   95%       55%       48%       84%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                         $7,741    $2,501    $2,273       $1,032
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
54

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   C CLASS
--------------------------------------------------------------------------------
                                    2006(1)     2005      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $36.15     $34.23    $33.56      $27.75
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------------
   Net Investment
   Income (Loss)(3)                  (0.12)     (0.22)    (0.36)      (0.31)
--------------------------------
   Net Realized and
   Unrealized Gain (Loss)             0.67       2.14      1.03        6.12
--------------------------------------------------------------------------------
   Total From
   Investment Operations              0.55       1.92      0.67        5.81
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $36.70     $36.15    $34.23      $33.56
================================================================================
   TOTAL RETURN(4)                    1.52%      5.58%     2.03%      20.94%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               2.00%(5)     2.00%     2.00%     2.00%(5)
--------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             (0.66)%(5)   (0.58)%   (1.01)%   (1.28)%(5)
--------------------------------
Portfolio Turnover Rate                  95%       55%       48%       84%(6)
--------------------------------
Net Assets, End of Period
(in thousands)                        $2,598    $3,511    $3,733       $1,136
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
55

Select - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                               R CLASS
--------------------------------------------------------------------------------
                                                         2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $37.00      $38.34
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                        (0.03)      (0.05)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 0.68       (1.29)
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.65       (1.34)
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Investment Income                             (0.21)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $37.44      $37.00
================================================================================
   TOTAL RETURN(4)                                         1.77%      (3.50)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.50%(5)     1.50%(5)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                 (0.16)%(5)   (0.50)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                      95%       55%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                     $25         $24
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.

See Notes to Financial Statements.

------
56

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.60       $10.80
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                        (0.01)        --(4)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 0.71        (0.20)
--------------------------------------------------------------------------------
   Total From Investment Operations                        0.70        (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.30       $10.60
================================================================================
   TOTAL RETURN(5)                                         6.60%       (1.85)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.00%(6)      1.00%(6)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                 (0.08)%(6)    (0.12)%(6)
---------------------------------------------------
Portfolio Turnover Rate                                      72%       110%(7)
---------------------------------------------------
Net Assets, End of Period (in thousands)                     $50           $25
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.

See Notes to Financial Statements.

------
57

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                          INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                          2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $10.61      $10.80
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                          0.01        --(4)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                  0.70       (0.19)
--------------------------------------------------------------------------------
   Total From Investment Operations                         0.71       (0.19)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $11.32      $10.61
================================================================================
   TOTAL RETURN(5)                                          6.69%      (1.76)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.80%(6)     0.80%(6)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.12%(6)     0.08%(6)
---------------------------------------------------
Portfolio Turnover Rate                                       72%      110%(7)
---------------------------------------------------
Net Assets, End of Period (in thousands)                      $26          $25
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.

See Notes to Financial Statements.

------
58

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        A CLASS
--------------------------------------------------------------------------------
                                              2006(1)     2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.59      $9.89      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
   Net Investment Income (Loss)(3)             (0.02)      --(4)      (0.03)
--------------------------------------------
   Net Realized and Unrealized Gain (Loss)      0.71       0.70       (0.08)
--------------------------------------------------------------------------------
   Total From Investment Operations             0.69       0.70       (0.11)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $11.28     $10.59       $9.89
================================================================================
   TOTAL RETURN(5)                              6.52%      7.08%      (1.10)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.25%(6)     1.27%     1.25%(6)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        (0.33)%(6)   (0.03)%   (0.43)%(6)
--------------------------------------------
Portfolio Turnover Rate                             72%      110%          87%
--------------------------------------------
Net Assets, End of Period (in thousands)         $1,680    $1,216         $692
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) February 27, 2004 (fund inception) through October 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
59

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         B CLASS
--------------------------------------------------------------------------------
                                                2006(1)    2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $10.46     $9.84      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------
   Net Investment Income (Loss)(3)              (0.06)    (0.08)      (0.08)
----------------------------------------
   Net Realized and
   Unrealized Gain (Loss)                        0.70      0.70       (0.08)
--------------------------------------------------------------------------------
   Total From Investment Operations              0.64      0.62       (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.10    $10.46       $9.84
================================================================================
   TOTAL RETURN(4)                               6.02%     6.30%      (1.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                        2.00%(5)     2.02%     2.00%(5)
----------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                      (1.08)%(5)   (0.78)%   (1.17)%(5)
----------------------------------------
Portfolio Turnover Rate                           72%      110%          87%
----------------------------------------
Net Assets, End of Period (in thousands)         $906      $772         $450
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) February 27, 2004 (fund inception) through October 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
60

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                          C CLASS
--------------------------------------------------------------------------------
                                              2006(1)      2005       2004(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.46       $9.84      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------
   Net Investment Income (Loss)(3)             (0.06)      (0.08)      (0.08)
--------------------------------------------
   Net Realized and Unrealized Gain (Loss)      0.70        0.70       (0.08)
--------------------------------------------------------------------------------
   Total From Investment Operations             0.64        0.62       (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $11.10      $10.46       $9.84
================================================================================
   TOTAL RETURN(4)                              6.02%       6.30%      (1.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          2.00%(5)      2.02%     2.00%(5)
--------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                        (1.08)%(5)    (0.78)%   (1.18)%(5)
--------------------------------------------
Portfolio Turnover Rate                             72%       110%          87%
--------------------------------------------
Net Assets, End of Period (in thousands)           $710       $609         $343
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) February 27, 2004 (fund inception) through October 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
61

Capital Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                              R CLASS
--------------------------------------------------------------------------------
                                                        2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.59       $10.80
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                       (0.03)       (0.02)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                0.70        (0.19)
--------------------------------------------------------------------------------
   Total From Investment Operations                       0.67        (0.21)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $11.26       $10.59
================================================================================
   TOTAL RETURN(4)                                        6.33%       (1.94)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       1.50%(5)     1.50%(5)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                 (0.58)%(5)   (0.62)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                      72%      110%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                     $26          $25
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.

See Notes to Financial Statements.

------
62

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                                                         2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $11.04       $10.88
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                         0.05         0.02
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 1.29         0.14
--------------------------------------------------------------------------------
   Total From Investment Operations                        1.34         0.16
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Realized Gains                                (0.36)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $12.02       $11.04
================================================================================
   TOTAL RETURN(4)                                        12.24%        1.47%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.00%(5)     1.00%(5)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.87%(5)     0.59%(5)
---------------------------------------------------
Portfolio Turnover Rate                                       70%      101%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                     $277          $25
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period November 30, 2004 (fund inception) through October
    31, 2005.

See Notes to Financial Statements.

------
63

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                         INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                         2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $11.05      $10.88
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                         0.07        0.02
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 1.28        0.15
--------------------------------------------------------------------------------
   Total From Investment Operations                        1.35        0.17
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Realized Gains                                (0.37)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $12.03      $11.05
================================================================================
   TOTAL RETURN(4)                                        12.29%       1.56%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        0.80%(5)    0.80%(5)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                    1.07%(5)    0.79%(5)
---------------------------------------------------
Portfolio Turnover Rate                                       70%     101%(6)
---------------------------------------------------
Net Assets, End of Period (in thousands)                      $29         $25
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period November 30, 2004 (fund inception) through October
    31, 2005.

See Notes to Financial Statements.

------
64

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                                A CLASS
--------------------------------------------------------------------------------
                                                          2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $11.03      $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                          0.04        0.02
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                  1.29        1.01
--------------------------------------------------------------------------------
   Total From Investment Operations                         1.33        1.03
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Realized Gains                                 (0.35)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                            $12.01      $11.03
================================================================================
   TOTAL RETURN(4)                                         12.17%      10.30%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.25%(5)    1.28%(5)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.62%(5)    0.17%(5)
---------------------------------------------------
Portfolio Turnover Rate                                       70%        101%
---------------------------------------------------
Net Assets, End of Period (in thousands)                  $12,514      $1,636
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) November 30, 2004 (fund inception) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
65

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                               B CLASS
--------------------------------------------------------------------------------
                                                         2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $10.96       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                        --(4)       (0.06)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                1.27         1.02
--------------------------------------------------------------------------------
   Total From Investment Operations                       1.27         0.96
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Realized Gains                               (0.27)        --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $11.96       $10.96
================================================================================
   TOTAL RETURN(5)                                       11.65%        9.60%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets       2.00%(6)     2.03%(6)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                 (0.13)%(6)   (0.58)%(6)
---------------------------------------------------
Portfolio Turnover Rate                                      70%         101%
---------------------------------------------------
Net Assets, End of Period (in thousands)                  $1,087         $469
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) November 30, 2004 (fund inception) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
66

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                             C CLASS
--------------------------------------------------------------------------------
                                                       2006(1)      2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $10.96       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                      (0.01)       (0.06)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)               1.28         1.02
--------------------------------------------------------------------------------
   Total From Investment Operations                      1.27         0.96
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Realized Gains                              (0.27)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                         $11.96       $10.96
================================================================================
   TOTAL RETURN(4)                                      11.65%        9.60%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets      2.00%(5)      2.03%(5)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                (0.13)%(5)    (0.58)%(5)
---------------------------------------------------
Portfolio Turnover Rate                                     70%          101%
---------------------------------------------------
Net Assets, End of Period (in thousands)                 $3,093          $693
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) November 30, 2004 (fund inception) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
67

Fundamental Equity - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
--------------------------------------------------------------------------------
                                                               R CLASS
--------------------------------------------------------------------------------
                                                         2006(1)     2005(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $11.03      $10.88
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------
   Net Investment Income (Loss)(3)                         0.03        --(4)
---------------------------------------------------
   Net Realized and Unrealized Gain (Loss)                 1.27        0.15
--------------------------------------------------------------------------------
   Total From Investment Operations                        1.30        0.15
--------------------------------------------------------------------------------
Distributions
---------------------------------------------------
   From Net Realized Gains                                (0.34)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $11.99      $11.03
================================================================================
   TOTAL RETURN(5)                                        11.92%       1.38%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets        1.50%(6)    1.50%(6)
---------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                    0.37%(6)    0.09%(6)
---------------------------------------------------
Portfolio Turnover Rate                                       70%     101%(7)
---------------------------------------------------
Net Assets, End of Period (in thousands)                      $28         $25
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) July 29, 2005 (commencement of sale) through October 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount is less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period November 30, 2004 (fund inception) through October
    31, 2005.

See Notes to Financial Statements.

------
68

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------------------------
                                                         INVESTOR CLASS
--------------------------------------------------------------------------------------------------
                                   2006(1)     2005      2004      2003      2002       2001(2)
--------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                $6.75      $6.29     $5.75     $4.15     $4.52       $5.00
--------------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
   Net Investment
   Income (Loss)(3)                (0.04)     (0.06)    (0.07)    (0.05)    (0.05)      (0.01)
-------------------------------
   Net Realized and
   Unrealized Gain (Loss)           1.60       0.69      0.61      1.65     (0.32)      (0.47)
--------------------------------------------------------------------------------------------------
   Total From
   Investment Operations            1.56       0.63      0.54      1.60     (0.37)      (0.48)
--------------------------------------------------------------------------------------------------
Distributions
-------------------------------
   From Net Realized Gains         (0.22)     (0.17)      --        --        --          --
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period     $8.09      $6.75     $6.29     $5.75     $4.15       $4.52
==================================================================================================
   TOTAL RETURN(4)                 23.55%     10.14%     9.39%    38.55%    (8.19)%     (9.60)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             1.50%(5)     1.50%     1.50%     1.50%     1.50%     1.50%(5)
-------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets           (1.21)%(5)   (0.93)%   (1.09)%   (1.11)%   (1.02)%   (0.81)%(5)
-------------------------------
Portfolio Turnover Rate               120%      269%      255%      236%      182%          89%
-------------------------------
Net Assets, End of Period
(in thousands)                     $51,169   $43,157   $38,917   $32,512   $25,479      $18,217
--------------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) June 1, 2001 (fund inception) through October 31, 2001.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
69

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    A CLASS
--------------------------------------------------------------------------------
                                     2006(1)     2005      2004       2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                  $6.72      $6.26     $5.74       $4.15
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------------
   Net Investment
   Income (Loss)(3)                  (0.05)     (0.08)    (0.08)      (0.05)
----------------------------------
   Net Realized and
   Unrealized Gain (Loss)             1.60       0.70      0.60        1.64
--------------------------------------------------------------------------------
   Total From
   Investment Operations              1.55       0.62      0.52        1.59
--------------------------------------------------------------------------------
Distributions
----------------------------------
   From Net Realized Gains           (0.21)     (0.16)      --          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period       $8.06      $6.72     $6.26       $5.74
================================================================================
   TOTAL RETURN(4)                   23.42%      9.91%     9.06%      38.31%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                1.75%(5)     1.75%     1.75%     1.75%(5)
----------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets              (1.46)%(5)   (1.18)%   (1.34)%   (1.47)%(5)
----------------------------------
Portfolio Turnover Rate                  120%      269%      255%      236%(6)
----------------------------------
Net Assets, End of Period
(in thousands)                        $60,590   $47,937   $20,337         $891
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
70

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                   B CLASS
--------------------------------------------------------------------------------
                                    2006(1)     2005      2004      2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $6.63      $6.18     $5.71       $4.15
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
   Net Investment
   Income (Loss)(3)                 (0.08)     (0.13)    (0.13)      (0.08)
---------------------------------
   Net Realized and
   Unrealized Gain (Loss)            1.59       0.69      0.60        1.64
--------------------------------------------------------------------------------
   Total From
   Investment Operations             1.51       0.56      0.47        1.56
--------------------------------------------------------------------------------
Distributions
---------------------------------
   From Net Realized Gains          (0.15)     (0.11)      --          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period      $7.99      $6.63     $6.18       $5.71
================================================================================
   TOTAL RETURN(4)                  23.01%      9.03%     8.23%      37.59%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets               2.50%(5)      2.50%     2.50%     2.50%(5)
---------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets             (2.21)%(5)    (1.93)%   (2.09)%   (2.20)%(5)
---------------------------------
Portfolio Turnover Rate                 120%       269%      255%      236%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                        $3,010     $2,367    $1,163         $215
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
71

New Opportunities II - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                 C CLASS
--------------------------------------------------------------------------------
                                  2006(1)     2005      2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.66      $6.20     $5.73        $4.15
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
   Net Investment
   Income (Loss)(3)               (0.08)     (0.13)    (0.13)       (0.07)
-------------------------------
   Net Realized and
   Unrealized Gain (Loss)          1.60       0.70      0.60         1.65
--------------------------------------------------------------------------------
   Total From
   Investment Operations           1.52       0.57      0.47         1.58
--------------------------------------------------------------------------------
Distributions
-------------------------------
   From Net Realized Gains        (0.15)     (0.11)      --           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period    $8.03      $6.66     $6.20        $5.73
================================================================================
   TOTAL RETURN(4)                22.90%      9.16%     8.20%       38.07%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets             2.50%(5)     2.50%     2.50%     2.22%(5)(6)
-------------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets           (2.21)%(5)   (1.93)%   (2.09)%   (1.97)%(5)(6)
-------------------------------
Portfolio Turnover Rate               120%      269%      255%         236%(7)
-------------------------------
Net Assets, End of Period
(in thousands)                      $4,084    $3,414    $1,294             $34
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) January 31, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During a portion of the period ended October 31, 2003, the distributor agreed to voluntarily waive the distribution and service fees. Had fees not been waived the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 2.50% and (2.25)%, respectively.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
72

Approval of Management Agreement for Capital Growth

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors (the "Directors") each year. At
American Century, this process -- referred to as the "15(c) Process." As a part of this process, the board reviews fund performance, shareholder services, audit and compliance information,  and a variety of other reports from the advisor concerning fund operations. In addition to this annual review, the board of directors oversees and evaluates on a continuous basis at its quarterly meetings the nature and quality of significant services the advisor performs on behalf of the fund.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process undertaken during the most recent fiscal half-year, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c)
Providers") concerning the fund and the services provided to the fund under the management agreement. The information included, but was not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund under the management agreement;

* reports on the advisor's activities relating to the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* data comparing the cost of owning the fund to the cost of owning similar funds;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

The fund's board of directors met to review and discuss the information provided by the advisor and to complete its negotiations with the advisor regarding the renewal of the management agreement, including the setting of the applicable advisory fee.

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor and the
15(c) Providers and evaluated such information for each fund managed by the advisor. The Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the

(continued)

------
73

Approval of Management Agreement for Capital Growth

agreement, the Directors' decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES -- GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry and the regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board meetings.

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objective and approved strategies. In providing these services, the advisor utilizes teams of investment professionals
(portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting the Directors review investment performance information for the fund, together with comparative information for appropriate benchmarks and a peer group of funds managed similarly to the fund. If performance concerns are identified, the
Directors discuss with the advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. Annually, the Directors review detailed performance information, as provided by the 15(c) Providers, comparing the fund's performance with that of similar funds not managed by the advisor. The fund's performance for the one year period was below the median of its peer group.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The

(continued)

------
74

Approval of Management Agreement for Capital Growth

Directors review reports and evaluations of such services at its regular quarterly meetings, including the annual meeting concerning contract review.
These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO THE ADVISOR. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS OF THE ADVISOR. The Directors generally considered the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices and that the advisor was not implicated in the industry scandals of 2003 and 2004.

ECONOMIES OF SCALE. The Directors reviewed reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict, especially on a fund-by-fund basis.
This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, and the breakpoint fees of competitive funds not managed by the advisor over a range of asset sizes. The Directors believe the advisor is appropriately sharing any economies of scale through its competitive fee structure, fee breakpoints as the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's

(continued)

------
75

Approval of Management Agreement for Capital Growth

independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other fund groups may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the increased costs of operating the funds and the risk of administrative inefficiencies. Part of the
Directors' analysis of fee levels involves comparing the fund's unified fee to the total expense ratio of other funds in a group of similar funds that was compiled by a 15(c) Provider independent of the advisor. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of this peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use the fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are added to the assets of the funds within the fund complex that use substantially the same investment management team to determine whether the fund has reached breakpoints in its fee schedule.

(continued)

------
76

Approval of Management Agreement for Capital Growth

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the independent directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor, concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------
77

Share Class Information

Seven classes of shares are authorized for sale by Select: Investor Class,
Institutional Class, Advisor Class, A Class, B Class, C Class and R Class. Six
classes of shares are authorized for sale by Capital Growth and Fundamental
Equity: Investor Class, Institutional Class, A Class, B Class, C Class and R
Class. Five classes of shares are authorized for sale by New Opportunities II:
Investor Class, Institutional Class, A Class, B Class and C Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor Class, A Class, B Class, C Class and
R Class shares are higher than that of Investor Class shares. Select and New
Opportunities II are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 service and distribution fee.

(continued)

------
78

Share Class Information

B CLASS shares are sold primarily through employer-sponsored retirement plans through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
79

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
80

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER LARGE-CAP GROWTH FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Large Cap Growth fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The LIPPER SMALL-CAP GROWTH FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Small Cap Growth fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) GROWTH INDEX measures the performance of those Russell
1000 Index companies (the 1,000 largest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
81

Notes

------
82

Notes

------
83

Notes

------
84

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                    PRSRT STD
P.O. Box 419200                                             U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                  AMERICAN CENTURY
                                                               COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0606
SH-SAN-49689S

American Century Investments
SEMIANNUAL REPORT

APRIL 30, 2006

[photo of boy and airplane]

New Opportunities Fund

[american century investments logo and text logo]

NEW OPPORTUNITIES

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information . . . . . . . . . . . . . . . . . . . . . . . . . . 18
Index Definitions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century New Opportunities Fund for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
Fortune magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Mark Mallon]

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year, providing fuel for a dose of investor enthusiasm that pushed U.S. broad market indices to solid gains in the six-month period ended April 30, 2006.

As measured in gross domestic product (GDP), U.S. economic growth slowed to 1.7%
in the fourth quarter of 2005 as energy supply interruptions caused by hurricanes Rita and Katrina -- and a corresponding spike in oil and natural gas prices -- filtered through the economy. Other temporary business and employment disruptions caused by those two storms further muted economic vitality in the final months of 2005.

By January 2006, however, economic growth reaccelerated, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Not even rising commodity prices and rising interest rates halted the momentum, with GDP growth of 5.3% in the first quarter of 2006 more than tripling the rate of the previous quarter.

The surge in many commodity values gave the Federal Reserve one reason to keep its string of interest rate hikes intact, even though broader inflation remained modest. The Fed boosted its short-term rate target to 4.75% in the period with four consecutive quarter-point increases.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout the period, even after short-term interest rates briefly surpassed long-term yields in the final week of 2005.

Such yield-curve inversions historically presage a recession. But long-term yields finally inched upward in early 2006, with the benchmark 10-year Treasury note topping the 5% level for the first time in four years.

Investors normally disdain rising 10-year yields. Nevertheless, equity markets surged, and as they have since 1999, stocks with smaller capitalizations once more set the pace. But large-cap returns outperformed in the period's final month, when gasoline prices again crept to near $3 per gallon.

Growth stocks also found more favor. Among small- and mid-cap stocks, returns on growth issues surpassed returns for value stocks in the 6-month period.
Large-cap growth continued languishing behind large-cap value, though, with the latter garnering substantial support from energy conglomerates riding record profits and surging share prices.

SIX-MONTH TOTAL RETURNS
AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 9.64%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                 10.24%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       10.02%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

New Opportunities - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                          ----------------------
                                          AVERAGE ANNUAL RETURNS
---------------------------------------------------------------------------
                                                       SINCE     INCEPTION
                    6 MONTHS(1)   1 YEAR   5 YEARS   INCEPTION      DATE
---------------------------------------------------------------------------
NEW OPPORTUNITIES     23.80%      42.24%    3.96%        9.07%    12/26/96
---------------------------------------------------------------------------
RUSSELL 2000
GROWTH INDEX(2)       20.31%      36.13%    6.05%     5.31%(3)       --
---------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.  Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

   The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
   Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete.  No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 12/31/96, the date nearest the fund's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                     (continued)

------
3

New Opportunities - Performance

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made December 26, 1996

ONE-YEAR RETURNS OVER LIFE OF FUND
Periods ended April 30
----------------------------------------------------------------------------------------------------------------
                      1997*    1998     1999      2000      2001     2002      2003     2004     2005     2006
----------------------------------------------------------------------------------------------------------------
New Opportunities   -20.00%   50.50%    5.15%   172.82%   -46.30%   -7.32%   -26.32%   29.85%   -3.73%   42.24%
----------------------------------------------------------------------------------------------------------------
Russell 2000
Growth Index        -11.52%   43.70%   -3.77%    31.39%   -24.85%   -8.52%   -23.50%   41.57%   -0.55%   36.13%
----------------------------------------------------------------------------------------------------------------

*From 12/26/96, the fund's inception date. Index data from 12/31/96, the date nearest the fund's inception date for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

New Opportunities - Portfolio Commentary

PORTFOLIO MANAGERS TOM TELFORD, HAROLD BRADLEY AND STAFFORD SOUTHWICK

American Century New Opportunities gained 23.80%* during the six months ended
April 30, 2006, outpacing the both the 20.31% return of its benchmark, the
Russell 2000 Growth Index, and the 18.53%** surge of the Lipper Small-Cap Growth
Funds Index measuring its portfolio peers.

In April 2006, Stafford Southwick, formerly an investment analyst on the New
Opportunities team, joined Tom Telford and Harold Bradley as co-portfolio managers of the fund.

NON-TRADITIONAL RETURN TO GROWTH

Heading into the period, value stocks in the small-cap space had outpaced growth stocks substantially during the previous 5-year stretch. But small-cap investors finally moved toward growth stocks late in 2005. That allowed the Russell 2000
Growth's return for the six-month period to exceed the Russell 2000 Value's gain of 17.52% by 279 bps.

Global economic growth has paved the way for strong demand in sectors not normally associated with growth stocks, such as materials, industrials and energy. In fact, materials ranked as the benchmark's top sector in terms of total return--and New Opportunities maintained a beneficial overweight stake in that area.

FLYING HIGH

That sector, of course, houses New Opportunities' best-performing stock since the beginning of 2005, Titanium Metals. The portfolio's biggest average holding and largest individual overweight position, Titanium continues benefiting from a large-scale move to lightweight components by airline manufacturers. Its share price tripled in the period and now has increased by a factor of 12 since the beginning of 2005.

That's exactly the type of upward price momentum that New Opportunities'
management will let ride, as long as a stock's underlying financial picture continues improving. In addition, Titanium fits one of the portfolio's key 2006 investment themes of finding stocks that will benefit from the current aerospace expansion cycle.

The portfolio's second-biggest average holding also constituted its second-best relative performer. Plexus Corp., a maker of circuit boards and other specialized electronic equipment, boosted its earnings guidance after a pair of strong

TOP TEN HOLDINGS
AS OF APRIL 30, 2006
-------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                         AS OF                 AS OF
                                        4/30/06               10/31/05
-------------------------------------------------------------------------------
Titanium Metals Corp.                     4.2%                  3.6%
-------------------------------------------------------------------------------
Plexus Corp.                              2.7%                  1.5%
-------------------------------------------------------------------------------
Aspreva
Pharmaceuticals Corp.                     2.2%                   --
-------------------------------------------------------------------------------
Jacobs Engineering
Group Inc.                                1.9%                  1.8%
-------------------------------------------------------------------------------
Matrix Service Co.                        1.8%                  1.4%
-------------------------------------------------------------------------------
NutriSystem, Inc.                         1.7%                  0.4%
-------------------------------------------------------------------------------
FelCor Lodging Trust Inc.                 1.7%                  1.2%
-------------------------------------------------------------------------------
Hansen Natural Corp.                      1.6%                   --
-------------------------------------------------------------------------------
Zoltek Companies, Inc.                    1.6%                   --
-------------------------------------------------------------------------------
Smith Micro Software Inc.                 1.6%                  1.1%
-------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.

**The Lipper Small-Cap Growth Funds Index returned 32.48% and 5.92%
for the 1- and 5-year periods ended April 30, 2006, respectively.   (continued)

------
5

New Opportunities - Portfolio Commentary

quarterly profit reports in the period. Combined, those reports and the new guidance sent its shares up 147%.

HEALTH CARE, TECH CRIMP RESULTS

Somewhat ironically, weak security selection in two traditional growth sectors, health care and information technology, did more than anything to crimp New
Opportunities' relative return in the period. The portfolio realized absolute contributions from both, but they fell short of what the benchmark received.
Combined, the two sectors accounted for five of the portfolio's 10 worst relative detractors.

The health care sector struggled from a lack of new drugs in the pharmaceutical industry, government reimbursement issues and rising costs that hurt health care providers and a general malaise on the part of investors. Its total return within the benchmark trailed all other sectors.

Though New Opportunities maintained an advantageous underweight in health care, it couldn't overcome several individual stock losses. Quidel Corp., a maker of diagnostic tests for a variety of medical applications, led the portfolio's list of relative detractors. The company's shares stumbled after a disappointing earnings report in late 2005, and New Opportunities shed its investment stake.

Meanwhile, the portfolio's technology investments suffered on a relative basis primarily from stock picks in semiconductors and Internet software.
Nevertheless, New Opportunities enjoyed a 20% return from the sector as a whole, which ranked second only to materials in absolute contributions to the portfolio.

INVESTMENT PHILOSOPHY

The management team of New Opportunities pursues a two-pronged investment approach of 1) identifying smaller companies that appear to have accelerating earnings and revenue growth rates and 2) improving relative stock price performance. The team continues to find companies that meet its investment criteria.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Energy Equipment
& Services                                9.3%                  4.8%
--------------------------------------------------------------------------------
Capital Markets                           6.4%                  8.5%
--------------------------------------------------------------------------------
Specialty Retail                          6.0%                  0.9%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                   5.9%                  5.3%
--------------------------------------------------------------------------------
Energy Equipment
& Instruments                             5.3%                  2.0%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic
Common Stocks                            79.7%                 91.1%
--------------------------------------------------------------------------------
Foreign Common Stocks(1)                 17.5%                  6.9%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      97.2%                 98.0%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               0.7%                  0.9%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                           2.1%                  1.1%
--------------------------------------------------------------------------------

(1) Includes depositary shares and foreign ordinary shares.

Shareholder Fee Example (Unaudited)

------
6

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    EXPENSES PAID
                     BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE     11/1/05 -        EXPENSE
                       11/1/05         4/30/06         4/30/06          RATIO*
-------------------------------------------------------------------------------
NEW OPPORTUNITIES
SHAREHOLDER
FEE EXAMPLE
-------------------------------------------------------------------------------
Actual                 $1,000         $1,238.00         $8.27           1.49%
-------------------------------------------------------------------------------
Hypothetical           $1,000         $1,017.41         $7.45           1.49%
-------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

New Opportunities - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                            Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 97.2%
AEROSPACE & DEFENSE -- 3.8%
--------------------------------------------------------------------------------
    72,332    Aviall Inc.(1)                                            $  2,727
--------------------------------------------------------------------------------
    45,094    HEICO Corp.                                                  1,479
--------------------------------------------------------------------------------
    45,909    HEICO Corp. Cl A                                             1,272
--------------------------------------------------------------------------------
    64,205    Moog Inc. Cl A(1)                                            2,404
--------------------------------------------------------------------------------
   280,580    Taser International Inc.(1)                                  3,002
--------------------------------------------------------------------------------
                                                                          10,884
--------------------------------------------------------------------------------
BEVERAGES -- 1.6%
--------------------------------------------------------------------------------
    36,272    Hansen Natural Corp.(1)                                      4,696
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
    15,745    Nuvelo Inc.(1)                                                 258
--------------------------------------------------------------------------------
   181,978    QIAGEN N.V.(1)                                               2,711
--------------------------------------------------------------------------------
    50,073    Sangamo Biosciences Inc.(1)                                    267
--------------------------------------------------------------------------------
                                                                           3,236
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
    63,342    Imperial Industries Inc.(1)                                  1,589
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 6.4%
--------------------------------------------------------------------------------
    27,808    Affiliated Managers Group Inc.(1)                            2,817
--------------------------------------------------------------------------------
    52,849    Greenhill & Co. Inc.                                         3,748
--------------------------------------------------------------------------------
   174,000    Marusan Securities Co. Ltd. ORD                              2,668
--------------------------------------------------------------------------------
    49,378    Nuveen Investments Inc. Cl A                                 2,376
--------------------------------------------------------------------------------
   114,177    OptionsXpress Holdings, Inc.                                 3,597
--------------------------------------------------------------------------------
    47,345    Piper Jaffray Companies(1)                                   3,309
--------------------------------------------------------------------------------
                                                                          18,515
--------------------------------------------------------------------------------
CHEMICALS -- 3.9%
--------------------------------------------------------------------------------
   144,060    Celanese Corp., Series A                                     3,162
--------------------------------------------------------------------------------
   395,293    PolyOne Corp.(1)                                             3,510
--------------------------------------------------------------------------------
   181,538    Zoltek Companies, Inc.(1)                                    4,628
--------------------------------------------------------------------------------
                                                                          11,300
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 1.3%
--------------------------------------------------------------------------------
    12,307    Intervest Bancshares Corp.(1)                                  492
--------------------------------------------------------------------------------
    37,174    Sterling Bancshares, Inc.                                      616
--------------------------------------------------------------------------------
    71,014    Virginia Commerce Bancorp(1)                                 2,578
--------------------------------------------------------------------------------
                                                                           3,686
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 5.3%
--------------------------------------------------------------------------------
   126,565    51job, Inc. ADR(1)                                           3,187
--------------------------------------------------------------------------------
    61,416    American Ecology Corp.                                       1,643
--------------------------------------------------------------------------------
   116,014    American Reprographics Co.(1)                                4,114
--------------------------------------------------------------------------------
   129,122    NCO Group, Inc.(1)                                           2,770
--------------------------------------------------------------------------------
   102,563    Watson Wyatt Worldwide Inc.                                  3,382
--------------------------------------------------------------------------------
                                                                          15,096
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.9%
--------------------------------------------------------------------------------
   131,407    Ceragon Networks Ltd.(1)                                       708
--------------------------------------------------------------------------------
 1,139,302    JDS Uniphase Corp.(1)                                        3,977
--------------------------------------------------------------------------------
   531,143    MRV Communications Inc.(1)                                   2,024
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                            Value
--------------------------------------------------------------------------------
    93,970    Sierra Wireless(1)                                        $  1,692
--------------------------------------------------------------------------------
                                                                           8,401
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.9%
--------------------------------------------------------------------------------
   154,063    LaserCard Corp.(1)                                           2,619
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 1.9%
--------------------------------------------------------------------------------
    66,811    Jacobs Engineering Group Inc.(1)                             5,525
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 3.5%
--------------------------------------------------------------------------------
    87,403    Baldor Electric Co.                                          2,902
--------------------------------------------------------------------------------
   160,598    BTU International, Inc.(1)                                   3,246
--------------------------------------------------------------------------------
    77,371    Color Kinetics Inc.(1)                                       1,639
--------------------------------------------------------------------------------
    43,277    Energy Conversion Devices Inc.(1)                            2,164
--------------------------------------------------------------------------------
                                                                           9,951
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.3%
--------------------------------------------------------------------------------
    77,628    Daktronics Inc.                                              3,045
--------------------------------------------------------------------------------
    37,761    Itron Inc.(1)                                                2,532
--------------------------------------------------------------------------------
    61,990    Littelfuse, Inc.(1)                                          2,002
--------------------------------------------------------------------------------
   175,638    Plexus Corp.(1)                                              7,650
--------------------------------------------------------------------------------
                                                                          15,229
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 9.3%
--------------------------------------------------------------------------------
   304,042    Awilco Offshore ASA ORD(1)                                   2,846
--------------------------------------------------------------------------------
    40,813    Helmerich & Payne, Inc.                                      2,969
--------------------------------------------------------------------------------
   449,016    Matrix Service Co.(1)                                        5,124
--------------------------------------------------------------------------------
    74,220    Oil States International, Inc.(1)                            2,996
--------------------------------------------------------------------------------
    34,760    Schoeller-Bleckmann Oilfield
              Equipment AG ORD                                             1,447
--------------------------------------------------------------------------------
   243,388    Socotherm SpA ORD                                            4,480
--------------------------------------------------------------------------------
    58,562    TETRA Technologies, Inc.(1)                                  2,881
--------------------------------------------------------------------------------
    70,474    Universal Compression
              Holdings Inc.(1)                                             3,939
--------------------------------------------------------------------------------
                                                                          26,682
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.3%
--------------------------------------------------------------------------------
   376,817    SunOpta Inc.(1)                                              3,840
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.1%
--------------------------------------------------------------------------------
   162,542    Abaxis, Inc.(1)                                              4,246
--------------------------------------------------------------------------------
   162,193    Biolase Technology Inc.                                      1,727
--------------------------------------------------------------------------------
                                                                           5,973
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
--------------------------------------------------------------------------------
    78,688    Five Star Quality Care Inc.(1)                                 810
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 4.4%
--------------------------------------------------------------------------------
    74,496    Buffalo Wild Wings Inc.(1)                                   3,217
--------------------------------------------------------------------------------
    84,105    Penn National Gaming, Inc.(1)                                3,424
--------------------------------------------------------------------------------
    83,893    Pinnacle Entertainment Inc.(1)                               2,290
--------------------------------------------------------------------------------
 9,846,000    Regal Hotels International
              Holdings Ltd. ORD                                              940
--------------------------------------------------------------------------------
    77,471    Shuffle Master Inc.(1)                                       2,863
--------------------------------------------------------------------------------
                                                                          12,734
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

New Opportunities - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                        ($ IN THOUSANDS)                            Value
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 3.6%
--------------------------------------------------------------------------------
    45,491    Alloy Inc.(1)                                             $    567
--------------------------------------------------------------------------------
   139,441    dELiA*s Inc.(1)                                              1,482
--------------------------------------------------------------------------------
    74,047    NutriSystem, Inc.(1)                                         5,024
--------------------------------------------------------------------------------
   104,832    VistaPrint Ltd.(1)                                           3,353
--------------------------------------------------------------------------------
                                                                          10,426
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.3%
--------------------------------------------------------------------------------
    57,414    Digital River Inc.(1)                                        2,500
--------------------------------------------------------------------------------
   213,506    Saba Software, Inc.(1)                                       1,243
--------------------------------------------------------------------------------
    76,720    Travelzoo Inc.(1)                                            2,955
--------------------------------------------------------------------------------
                                                                           6,698
--------------------------------------------------------------------------------
IT SERVICES -- 2.7%
--------------------------------------------------------------------------------
    72,011    Euronet Worldwide Inc.(1)                                    2,574
--------------------------------------------------------------------------------
   217,087    Ness Technologies, Inc.(1)                                   2,637
--------------------------------------------------------------------------------
   329,593    Sapient Corp.(1)                                             2,581
--------------------------------------------------------------------------------
                                                                           7,792
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
--------------------------------------------------------------------------------
   219,857    K2 Inc.(1)                                                   2,592
--------------------------------------------------------------------------------
MACHINERY -- 5.0%
--------------------------------------------------------------------------------
   214,000    Aichi Corp. ORD                                              2,376
--------------------------------------------------------------------------------
    32,640    American Science and
              Engineering Inc.(1)                                          2,798
--------------------------------------------------------------------------------
   404,047    Deutz AG ORD(1)                                              3,699
--------------------------------------------------------------------------------
    47,134    Gardner Denver Inc.(1)                                       3,513
--------------------------------------------------------------------------------
    18,964    Komax Holding AG ORD(1)                                      1,965
--------------------------------------------------------------------------------
                                                                          14,351
--------------------------------------------------------------------------------
METALS & MINING -- 4.9%
--------------------------------------------------------------------------------
     7,434    Olympic Steel Inc.                                             234
--------------------------------------------------------------------------------
    34,177    Oregon Steel Mills, Inc.(1)                                  1,693
--------------------------------------------------------------------------------
   167,779    Titanium Metals Corp.(1)                                    12,021
--------------------------------------------------------------------------------
                                                                          13,948
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.8%
--------------------------------------------------------------------------------
   164,793    MC Shipping Inc.                                             2,175
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.2%
--------------------------------------------------------------------------------
   186,977    Aspreva Pharmaceuticals Corp.(1)                             6,357
--------------------------------------------------------------------------------
   124,567    First Horizon Pharmaceutical
              Corporation(1)                                               2,774
--------------------------------------------------------------------------------
                                                                           9,131
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 3.9%
--------------------------------------------------------------------------------
   115,673    Eagle Hospitality
              Properties Trust Inc.                                        1,040
--------------------------------------------------------------------------------
   163,351    Education Realty Trust, Inc.                                 2,437
--------------------------------------------------------------------------------
   228,547    FelCor Lodging Trust Inc.                                    4,948
--------------------------------------------------------------------------------
   224,738    Highland Hospitality Corp.                                   2,899
--------------------------------------------------------------------------------
                                                                          11,324
--------------------------------------------------------------------------------

Shares                        ($ IN THOUSANDS)                            Value
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 5.9%
--------------------------------------------------------------------------------
   333,870    Anadigics, Inc.(1)                                        $  2,988
--------------------------------------------------------------------------------
    68,952    Nextest Systems Corp.(1)                                     1,071
--------------------------------------------------------------------------------
   354,585    ON Semiconductor Corp.(1)                                    2,542
--------------------------------------------------------------------------------
   394,847    Skyworks Solutions, Inc.(1)                                  2,823
--------------------------------------------------------------------------------
   358,519    STATS ChipPAC Ltd. ADR(1)                                    3,051
--------------------------------------------------------------------------------
   831,327    Transwitch Corp.(1)                                          1,771
--------------------------------------------------------------------------------
    99,555    Trident Microsystems, Inc.(1)                                2,648
--------------------------------------------------------------------------------
                                                                          16,894
--------------------------------------------------------------------------------
SOFTWARE -- 2.1%
--------------------------------------------------------------------------------
   164,499    Opsware Inc.(1)                                              1,392
--------------------------------------------------------------------------------
   363,678    Smith Micro Software Inc.(1)                                 4,517
--------------------------------------------------------------------------------
                                                                           5,909
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 6.0%
--------------------------------------------------------------------------------
    99,248    Aeropostale Inc.(1)                                          3,048
--------------------------------------------------------------------------------
   172,874    Dress Barn Inc.(1)                                           4,372
--------------------------------------------------------------------------------
    58,408    GameStop Corp. Cl A(1)                                       2,757
--------------------------------------------------------------------------------
    55,368    Pantry Inc. (The)(1)                                         3,665
--------------------------------------------------------------------------------
   177,022    United Retail Group Inc.(1)                                  3,471
--------------------------------------------------------------------------------
                                                                          17,313
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $215,460)                                                          279,319
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.7%
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch & Co.,
Inc., (collateralized by various U.S. Treasury
obligations, 7.125% - 8.125%, 8/15/19 -
2/15/23, valued at $1,934), in a joint
trading account at 4.67%, dated 4/28/06,
due 5/1/06 (Delivery value $1,901)
(Cost $1,900)                                                              1,900
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 97.9%
(Cost $217,360)                                                          281,219
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.1%                                       5,914
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                              $287,133
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------
Investment securities, at value (cost of $217,360)                     $281,219
--------------------------------------------------------------------
Cash                                                                      3,091
--------------------------------------------------------------------
Receivable for investments sold                                          18,361
--------------------------------------------------------------------
Dividends and interest receivable                                           110
--------------------------------------------------------------------------------
                                                                        302,781
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------
Payable for investments purchased                                        15,308
--------------------------------------------------------------------
Accrued management fees                                                     340
--------------------------------------------------------------------------------
                                                                         15,648
--------------------------------------------------------------------------------

NET ASSETS                                                             $287,133
================================================================================
CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                              300,000
================================================================================
Outstanding                                                              41,219
================================================================================
NET ASSET VALUE PER SHARE                                                 $6.97
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------
Capital (par value and paid-in surplus)                                $357,033
--------------------------------------------------------------------
Accumulated net investment loss                                          (1,550)
--------------------------------------------------------------------
Accumulated net realized loss
on investment and foreign
currency transactions                                                  (132,210)
--------------------------------------------------------------------
Net unrealized appreciation on
investments and translation of assets
and liabilities in foreign currencies                                    63,860
--------------------------------------------------------------------------------
                                                                       $287,133
================================================================================

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------
Dividends                                                               $   324
--------------------------------------------------------------------
Interest                                                                     69
--------------------------------------------------------------------------------
                                                                            393
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------
Management fees                                                           1,940
--------------------------------------------------------------------
Directors' fees and expenses                                                  2
--------------------------------------------------------------------
Other expenses                                                                1
--------------------------------------------------------------------------------
                                                                          1,943
--------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                             (1,550)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------
Net realized gain (loss) on
investment and foreign
currency transactions                                                    24,107
--------------------------------------------------------------------
Change in net unrealized
appreciation (depreciation)
on investments and translation
of assets and liabilities in foreign currencies                          32,926
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  57,033
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM OPERATIONS                                    $55,483
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            2006         2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                             $  (1,550)   $  (2,518)
-----------------------------------------------------
Net realized gain (loss)                                    24,107       29,887
-----------------------------------------------------
Change in net unrealized
appreciation (depreciation)                                 32,926          120
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                   55,483       27,489
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                   15,265       12,549
-----------------------------------------------------
Payments for shares redeemed(1)                            (24,079)     (73,129)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                             (8,814)     (60,580)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                       46,669      (33,091)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                        240,464      273,555
--------------------------------------------------------------------------------
End of period                                             $287,133     $240,464
================================================================================

Accumulated net investment loss                            $(1,550)          --
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                         2,335        2,284
-----------------------------------------------------
Redeemed                                                    (3,834)     (13,618)
--------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund                                       (1,499)     (11,334)
================================================================================

(1) Net of redemption fees of $10 and $10 for 2006 and 2005, respectively.

See Notes to Financial Statements.

------
13

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The fund pursues its objective by investing primarily in common stocks of smaller-sized companies that management believes will increase in value over time. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

                                                                     (continued)

------
14

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than
180 days. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for the fund is as follows:

                                                           INVESTOR CLASS
-----------------------------------------------------------------------------
STRATEGY ASSETS
-----------------------------------------------------------------------------
First $250 million                                             1.50%
-----------------------------------------------------------------------------
Next $250 million                                              1.30%
-----------------------------------------------------------------------------
Over $500 million                                              1.10%
-----------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended April
30, 2006 was 1.49%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

                                                                     (continued)

------
15

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2006, were $322,942 and $336,040, respectively.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a $500 million unsecured bank line of credit agreement with JPMCB, which was renewed from $575 million effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2006.

5. RISK FACTORS

The fund concentrates its investments in common stocks of small companies.
Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $217,588
================================================================================
Gross tax appreciation of investments                               $ 65,898
-----------------------------------------------------------------
Gross tax depreciation of investments                                 (2,267)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                  $ 63,631
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

As of October 31, 2005, the fund had accumulated capital losses of $155,814, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $118,116 and $37,698 expire in 2009 through 2010, respectively.

------
16

New Opportunities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                     2006(1)     2005       2004       2003     2002     2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning
of Period            $5.63      $5.06      $5.06      $4.01    $4.80    $15.35
--------------------------------------------------------------------------------
Income From
Investment
Operations
-----------------
  Net Investment
  Income (Loss)      (0.04)     (0.06)     (0.06)     (0.04)   (0.05)    (0.05)
-----------------
  Net Realized
  and Unrealized
  Gain (Loss)         1.38       0.63       0.06       1.09    (0.74)    (6.85)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations          1.34       0.57         --       1.05    (0.79)    (6.90)
--------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Realized Gains        --         --         --         --       --     (3.65)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period        $6.97      $5.63      $5.06      $5.06    $4.01     $4.80
================================================================================
  TOTAL RETURN(2)    23.80%     11.26%      0.00%     26.18%  (16.46)%  (53.81)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of
Operating
Expenses to
Average
Net Assets         1.49%(3)      1.50%      1.49%      1.50%     1.50%     1.50%
-----------------
Ratio of Net
Investment
Income (Loss)
to Average
Net Assets       (1.19)%(3)    (0.98)%    (1.04)%    (0.98)%   (1.02)%   (0.72)%
-----------------
Portfolio
Turnover Rate          124%       260%       269%       217%      175%      189%
-----------------
Net Assets,
End of Period
(in thousands)     $287,133   $240,464   $273,555   $318,226  $297,180  $380,741
--------------------------------------------------------------------------------

(1) For the six months ended April 30, 2006 (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
17

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
18

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER SMALL-CAP GROWTH FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Small Cap Growth fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 2000(reg.tm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.tm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL 2000(reg.tm) VALUE INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
19

Notes

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                            PRSRT STD
P.O. Box 419200                                    U.S. POSTAGE PAID
Kansas City, MO 64141-6200                          AMERICAN CENTURY
                                                        COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

0606
SH-SAN-49692S

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of man and woman]

APRIL 30, 2006

Balanced Fund

                               [american century investments logo and text logo]

BALANCED

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Balanced Fund for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news--in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company--it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of John Schniedwind]

BY JOHN SCHNIEDWIND, CHIEF INVESTMENT OFFICER, QUANTITATIVE EQUITY

U.S. ECONOMY REBOUNDED FROM FOURTH-QUARTER SLUMP

Economic growth clearly shifted gears during the six months ended April 30,
2006. The devastating 2005 hurricane season and its impact, especially on energy prices, helped cause a fourth quarter slump that saw the real annualized quarterly rate of gross domestic product (GDP) growth dip to just 1.7%, the lowest rate since the first quarter of 2003.

Momentum shifted when real GDP growth rebounded to a 5.3% annualized rate in the first quarter of 2006, according to the government's second set of estimates.
This was the highest rate since the third quarter of 2003. Improving labor market conditions helped spur the growth surge--the national unemployment rate dropped to 4.7%, a four-year low, capping the best first quarter for hiring since 2000.

U.S. STOCKS REBOUNDED FROM OCTOBER 2005 SELLOFF

As shown in the Market Returns table at right, the stock market recovered nicely from a post-hurricane, inflation worry-related downturn that caused the major indices to fall 1-2% in October 2005. The S&P 500 rose for five of the six following months (December was the exception), with all 10 sectors posting gains despite rising interest rates and higher energy prices. Generally stronger-than-expected profits and expectations that the Federal Reserve might stop raising its interest rate target by mid-2006 helped fuel the rally. Leading sectors included energy and industrials, while utilities and health care lagged.

U.S. BOND YIELDS ROSE AS ECONOMY STRENGTHENED

Similar to the economy, the six-month period spanned a notable shift in conditions for bonds. From October 31, 2005 to January 17, 2006, the 10-year
Treasury note yield fell from 4.55% to 4.33% as the economy weakened and inflation fears ebbed. But as the economy reaccelerated and inflation concerns returned, the yield climbed for the next four months, topping 5% for the first time since 2002 before closing at 5.05% on April 28. The result, as shown in the
Market Returns table, was a negative return for the Treasury market and modest returns for the broad market and higher-yielding sectors.

--------------------------------------------------------------------------------
U.S. MARKET RETURNS*
For the six months ended April 30, 2006
--------------------------------------------------------------------------------
STOCK INDICES
--------------------------------------------------------------------------------
S&P 500                                                       9.64%
--------------------------------------------------------------------------------
S&P 500/Citigroup Growth                                      6.39%
--------------------------------------------------------------------------------
S&P 500/Citigroup Value                                      12.77%
--------------------------------------------------------------------------------
Nasdaq Composite                                             10.02%
--------------------------------------------------------------------------------
LEHMAN BROTHERS BOND INDICES
--------------------------------------------------------------------------------
Aggregate (multi-sector, combined)                            0.56%
--------------------------------------------------------------------------------
Fixed-Rate Mortgage-Backed                                    1.25%
--------------------------------------------------------------------------------
Treasury                                                     -0.14%
--------------------------------------------------------------------------------
Corporate (investment-grade)                                  0.06%
--------------------------------------------------------------------------------
Agency                                                        0.87%
--------------------------------------------------------------------------------

*Total returns for periods less than one year are not annualized.

Sources: Lipper Inc., Lehman Brothers Inc.

------
2

Balanced - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                       -----------------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                 6 MONTHS(1)  1 YEAR   5 YEARS  10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS      6.00%      9.43%    4.43%     6.96%     9.05%       10/20/88
--------------------------------------------------------------------------------
BLENDED INDEX       5.95%      9.37%    3.97%     8.23%    10.23%(2)       --
--------------------------------------------------------------------------------
S&P 500 INDEX(3)    9.64%     15.42%    2.70%     8.94%    11.71%(2)       --
--------------------------------------------------------------------------------
LEHMAN BROTHERS
U.S. AGGREGATE
INDEX(3)            0.56%      0.71%    5.16%     6.33%     7.42%(2)       --
--------------------------------------------------------------------------------
Institutional
Class               6.04%      9.65%    4.64%       --      3.00%       5/1/00
--------------------------------------------------------------------------------
Advisor Class       5.81%      9.17%    4.17%       --      6.06%       1/6/97
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Since 10/31/88, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. (c)2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------
3

Balanced - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made April 30, 1996

ONE-YEAR RETURNS OVER 10 YEARS
Periods ended April 30
---------------------------------------------------------------------------------------------------------
                  1997     1998     1999    2000      2001      2002      2003     2004    2005     2006
---------------------------------------------------------------------------------------------------------
Investor Class   10.24%   25.61%   10.05%   8.16%    -4.25%    -5.14%    -2.95%   14.98%   7.23%    9.43%
---------------------------------------------------------------------------------------------------------
Blended index    17.78%   28.45%   16.04%   6.80%    -3.14%    -4.54%    -3.82%   14.14%   6.01%    9.37%
---------------------------------------------------------------------------------------------------------
S&P 500 Index    25.13%   41.07%   21.82%  10.13%   -12.97%   -12.63%   -13.31%   22.88%   6.34%   15.42%
---------------------------------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Index             7.08%   10.91%    6.27%   1.26%    12.39%     7.84%    10.47%    1.82%   5.26%    0.71%
---------------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Balanced - Portfolio Commentary

PORTFOLIO TEAM LEADER: JEFF TYLER

PERFORMANCE SUMMARY

Balanced outperformed its benchmark for the six months ended April 30, 2006, returning 6.00%.* The benchmark (a custom blended index of 60% S&P 500 Index and
40% Lehman Brothers U.S. Aggregate Index) gained 5.95%. Strong stock performance was the primary factor that pushed both the fund and the benchmark higher.
Balanced outpaced the blended index primarily because favorable security selection helped the fund's equity portfolio outgain the S&P 500.

EQUITY PORTFOLIO STRATEGY

The goal of Balanced's equity portfolio is to provide better returns than the
S&P 500 without taking on significant additional risk. We use a two-step approach for stock selection and portfolio construction, relying on computer models as key decision-making tools. One model ranks stocks based on their expected return, using both growth and value measures. Another creates a portfolio that balances high-ranking stocks with an overall risk level that compares with that of the S&P 500. The results speak for themselves--over each of the last four 12-month periods ended April 30, the equity portfolio has outperformed the S&P 500.

EQUITY DECISIONS THAT MOST AFFECTED PERFORMANCE

Net of operating expenses, Balanced's equity portfolio returned 9.96% for the six months, compared with 9.64% for the S&P 500 (index returns are not reduced by expenses). Global economic growth and the resulting run-up in commodities prices were key story lines for the period--crude oil rose 20%, gold gained 40%, and copper jumped 79%. This helped push the energy and materials sectors of the
S&P 500 up 17% and 23%, respectively. Guidance from our models positioned the portfolio more favorably, compared with the index, in several stocks that contributed significantly to

--------------------------------------------------------------------------------
BALANCED'S TOP TEN STOCK HOLDINGS
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          HOLDINGS              500 INDEX
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           4.5%                  3.2%
--------------------------------------------------------------------------------
International Business
Machines Corp.                              2.6%                  1.1%
--------------------------------------------------------------------------------
Boeing Co.                                  2.1%                  0.6%
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                           2.1%                  0.6%
--------------------------------------------------------------------------------
Hewlett-Packard Co.                         2.1%                  0.8%
--------------------------------------------------------------------------------
TXU Corp.                                   1.8%                  0.2%
--------------------------------------------------------------------------------
Coca-Cola
Company (The)                               1.8%                  0.7%
--------------------------------------------------------------------------------
Wells Fargo & Co.                           1.7%                  1.0%
--------------------------------------------------------------------------------
Capital One
Financial Corp.                             1.7%                  0.2%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                       1.7%                  0.3%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                         % OF EQUITY            % OF S&P
                                          HOLDINGS              500 INDEX
--------------------------------------------------------------------------------
Oil, Gas &
Consumable Fuels                           11.4%                  7.9%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                  6.5%                  2.7%
--------------------------------------------------------------------------------
Capital Markets                             6.5%                  3.6%
--------------------------------------------------------------------------------
Computers & Peripherals                     4.9%                  2.6%
--------------------------------------------------------------------------------
Insurance                                   4.6%                  4.8%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.
 Total returns for periods less than one year are not annualized.

                                                                    (continued)

------
5

Balanced - Portfolio Commentary

portfolio outperformance. They included overweights in steel manufacturer Nucor
(up 85% for the six months), and copper producers Phelps Dodge (up 54%) and
Freeport-McMoRan Copper & Gold (up 35%).

FIXED-INCOME PORTFOLIO STRATEGY

Balanced's fixed-income portfolio is also index-oriented, providing a broad, roughly market capitalization-based mix of income-producing, investment-grade debt securities. They may include bonds backed by mortgages or other assets, high- and medium-grade corporate bonds, and U.S. government securities. We use an active, multi-step process that seeks to identify the best relative value among these sectors, then we apply appropriate yield curve/duration positioning, security selection, and portfolio construction.

FIXED-INCOME DECISIONS THAT MOST AFFECTED PERFORMANCE

Net of operating expenses, Balanced's bond portfolio returned 0.29% for the six months, compared with 0.56% for the Lehman Brothers U.S. Aggregate Index (index returns are not reduced by expenses). In anticipation of higher interest rates, we positioned the portfolio defensively compared with the index, which meant keeping duration relatively short, underweighting Treasury securities, and overweighting agency securities and higher-yielding securitized sectors. It also meant favoring mortgage-backed over corporate securities because of concerns about rising credit risk as interest rates climb.

HOW THE FUND FITS IN A DIVERSIFIED INVESTMENT STRATEGY

Balanced is designed to serve as a core holding for investors seeking
"ready-made" stock/bond diversification. It invests in diversified U.S. stock and bond portfolios, with an approximately 60/40 stock/bond mix. Balanced is also intended for investors who seek long-term growth with less volatility than funds that just hold growth stocks. The fund's bond portfolio is designed to help cushion and offset the stock portfolio's performance swings while providing income; meanwhile the stock portfolio provides long-term growth potential, which is important to investors who wish to guard against inflation.

--------------------------------------------------------------------------------
KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  6.4 years             5.7 years
--------------------------------------------------------------------------------
Average Duration
(Effective)                               4.7 years             4.4 years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN PORTFOLIO*
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           4/30/06              10/31/05
--------------------------------------------------------------------------------
Common Stocks                               51.2%                 50.6%
--------------------------------------------------------------------------------
Mortgage- & Asset-
Backed Securities                           19.0%                 21.4%
--------------------------------------------------------------------------------
Corporate Bonds                              6.7%                  8.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            6.5%                  5.0%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     3.6%                  4.3%
--------------------------------------------------------------------------------
Other                                        0.3%                  0.9%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.7%                  1.6%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                          11.0%                  7.7%
--------------------------------------------------------------------------------
*See Schedule of Investments for a presentation of the types of investments in the portfolio based on net assets.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                      BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     11/1/05 -        EXPENSE
                        11/1/05         4/30/06          4/30/06        RATIO*
--------------------------------------------------------------------------------
BALANCED SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,060.00         $4.60          0.90%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,060.40         $3.58          0.70%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,058.10         $5.87          1.15%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,020.33         $4.51          0.90%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,021.32         $3.51          0.70%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,019.09         $5.76          1.15%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 1.7%
--------------------------------------------------------------------------------
          101,653  Boeing Co.                                         $   8,483
--------------------------------------------------------------------------------
           31,739  Lockheed Martin Corp.                                  2,409
--------------------------------------------------------------------------------
                                                                         10,892
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.4%
--------------------------------------------------------------------------------
            4,221  FedEx Corporation                                        486
--------------------------------------------------------------------------------
           22,683  United Parcel Service, Inc. Cl B                       1,839
--------------------------------------------------------------------------------
                                                                          2,325
--------------------------------------------------------------------------------
AIRLINES(1)
--------------------------------------------------------------------------------
           19,261  Southwest Airlines Co.                                   312
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.3%
--------------------------------------------------------------------------------
          131,992  Goodyear Tire & Rubber Co.
                   (The)(2)(3)                                            1,848
--------------------------------------------------------------------------------
BEVERAGES -- 2.4%
--------------------------------------------------------------------------------
           22,354  Brown-Forman Corp. Cl B                                1,665
--------------------------------------------------------------------------------
          166,568  Coca-Cola Company (The)                                6,990
--------------------------------------------------------------------------------
          100,312  Pepsi Bottling Group Inc.                              3,220
--------------------------------------------------------------------------------
           83,017  PepsiAmericas, Inc.                                    1,961
--------------------------------------------------------------------------------
           27,045  PepsiCo, Inc.                                          1,575
--------------------------------------------------------------------------------
                                                                         15,411
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
           68,899  Alkermes Inc.(2)(3)                                    1,479
--------------------------------------------------------------------------------
           93,088  Amgen Inc.(2)                                          6,303
--------------------------------------------------------------------------------
           23,123  Applera Corporation-Applied
                   Biosystems Group                                         667
--------------------------------------------------------------------------------
            4,819  Biogen Idec Inc.(2)                                      216
--------------------------------------------------------------------------------
            1,373  Genentech, Inc.(2)                                       109
--------------------------------------------------------------------------------
           19,025  Gilead Sciences, Inc.(2)                               1,094
--------------------------------------------------------------------------------
                                                                          9,868
--------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
           27,074  USG Corp.(2)(3)                                        2,896
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.9%
--------------------------------------------------------------------------------
            9,872  Federated Investors Inc. Cl B                            347
--------------------------------------------------------------------------------
           51,421  Goldman Sachs Group, Inc. (The)                        8,243
--------------------------------------------------------------------------------
           39,222  Lehman Brothers Holdings Inc.                          5,928
--------------------------------------------------------------------------------
           76,749  Mellon Financial Corp.                                 2,888
--------------------------------------------------------------------------------
           31,857  Morgan Stanley                                         2,048
--------------------------------------------------------------------------------
           41,314  Northern Trust Corp.                                   2,433
--------------------------------------------------------------------------------
           85,586  Raymond James Financial, Inc.(3)                       2,598
--------------------------------------------------------------------------------
           19,694  State Street Corp.                                     1,286
--------------------------------------------------------------------------------
                                                                         25,771
--------------------------------------------------------------------------------
CHEMICALS -- 1.0%
--------------------------------------------------------------------------------
           81,115  Celanese Corp., Series A                               1,780
--------------------------------------------------------------------------------
          118,222  Lyondell Chemical Co.                                  2,849
--------------------------------------------------------------------------------
           11,903  Monsanto Co.                                             993
--------------------------------------------------------------------------------
           30,005  Westlake Chemical Corp.                                  911
--------------------------------------------------------------------------------
                                                                          6,533
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.7%
--------------------------------------------------------------------------------
          131,899  Bank of America Corp.                              $   6,584
--------------------------------------------------------------------------------
            1,560  KeyCorp                                                   60
--------------------------------------------------------------------------------
            6,910  PNC Financial Services Group                             494
--------------------------------------------------------------------------------
            3,692  U.S. Bancorp                                             116
--------------------------------------------------------------------------------
           58,620  Wachovia Corp.                                         3,508
--------------------------------------------------------------------------------
          101,163  Wells Fargo & Co.                                      6,949
--------------------------------------------------------------------------------
                                                                         17,711
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
--------------------------------------------------------------------------------
              721  Corporate Executive Board Co.
                   (The)
--------------------------------------------------------------------------------
           40,281  John H. Harland Company(3)                             1,670
--------------------------------------------------------------------------------
            7,041  Republic Services, Inc. Cl A                             310
--------------------------------------------------------------------------------
            3,827  Waste Management, Inc.                                   143
--------------------------------------------------------------------------------
            3,719  West Corp.(2)(3)                                         172
--------------------------------------------------------------------------------
                                                                          2,372
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
          211,997  Cisco Systems Inc.(2)                                  4,441
--------------------------------------------------------------------------------
           25,650  Motorola, Inc.                                           548
--------------------------------------------------------------------------------
                                                                          4,989
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.0%
--------------------------------------------------------------------------------
            8,709  Apple Computer, Inc.(2)                                  613
--------------------------------------------------------------------------------
           13,377  Dell Inc.(2)                                             350
--------------------------------------------------------------------------------
          253,324  Hewlett-Packard Co.                                    8,225
--------------------------------------------------------------------------------
          124,593  International Business Machines
                   Corp.                                                 10,260
--------------------------------------------------------------------------------
                                                                         19,448
--------------------------------------------------------------------------------
CONSUMER FINANCE -- 2.4%
--------------------------------------------------------------------------------
           89,462  American Express Co.                                   4,814
--------------------------------------------------------------------------------
          127,527  AmeriCredit Corp.(2)                                   3,862
--------------------------------------------------------------------------------
           78,903  Capital One Financial Corp.                            6,836
--------------------------------------------------------------------------------
                                                                         15,512
--------------------------------------------------------------------------------
DISTRIBUTORS -- 0.1%
--------------------------------------------------------------------------------
           19,492  Building Materials Holding Corp.(3)                      651
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
--------------------------------------------------------------------------------
           31,860  Education Management Corp.(2)                          1,353
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
--------------------------------------------------------------------------------
            4,350  Citigroup Inc.                                           217
--------------------------------------------------------------------------------
            5,552  J.P. Morgan Chase & Co.                                  252
--------------------------------------------------------------------------------
           25,196  Moody's Corp.                                          1,563
--------------------------------------------------------------------------------
                                                                          2,032
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
--------------------------------------------------------------------------------
           64,080  AT&T Inc.                                              1,680
--------------------------------------------------------------------------------
           40,231  BellSouth Corp.                                        1,359
--------------------------------------------------------------------------------
            2,672  CenturyTel Inc.                                          101
--------------------------------------------------------------------------------
           68,119  Verizon Communications                                 2,249
--------------------------------------------------------------------------------
                                                                          5,389
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
9

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 1.0%
--------------------------------------------------------------------------------
           77,924  FirstEnergy Corp.                                  $   3,952
--------------------------------------------------------------------------------
          122,231  Pepco Holdings, Inc.(3)                                2,821
--------------------------------------------------------------------------------
                                                                          6,773
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT(1)
--------------------------------------------------------------------------------
              957  Acuity Brands Inc.                                        40
--------------------------------------------------------------------------------
            2,448  Emerson Electric Co.                                     207
--------------------------------------------------------------------------------
                                                                            247
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
--------------------------------------------------------------------------------
          106,161  Arrow Electronics, Inc.(2)                             3,844
--------------------------------------------------------------------------------
           17,601  AVX Corporation(3)                                       313
--------------------------------------------------------------------------------
           47,042  Jabil Circuit, Inc.(2)                                 1,834
--------------------------------------------------------------------------------
           21,743  Plexus Corp.(2)(3)                                       947
--------------------------------------------------------------------------------
                                                                          6,938
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
          144,888  Kroger Co. (The)(2)                                    2,936
--------------------------------------------------------------------------------
           45,504  Longs Drug Stores Corp.(3)                             2,157
--------------------------------------------------------------------------------
            9,270  Supervalu Inc.                                           269
--------------------------------------------------------------------------------
                                                                          5,362
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
           88,394  Campbell Soup Company                                  2,841
--------------------------------------------------------------------------------
           73,562  General Mills, Inc.                                    3,629
--------------------------------------------------------------------------------
              846  Seaboard Corp.(3)                                      1,305
--------------------------------------------------------------------------------
                                                                          7,775
--------------------------------------------------------------------------------
GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
           17,157  UGI Corp.                                                384
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.9%
--------------------------------------------------------------------------------
            1,937  Alcon Inc.(2)                                            197
--------------------------------------------------------------------------------
           71,735  Becton Dickinson & Co.                                 4,522
--------------------------------------------------------------------------------
           17,828  Kinetic Concepts Inc.(2)                                 778
--------------------------------------------------------------------------------
            3,729  Medtronic, Inc.                                          187
--------------------------------------------------------------------------------
                                                                          5,684
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.0%
--------------------------------------------------------------------------------
            3,074  Aetna Inc.                                               118
--------------------------------------------------------------------------------
          145,870  AmerisourceBergen Corp.                                6,295
--------------------------------------------------------------------------------
           74,216  Cardinal Health, Inc.                                  4,998
--------------------------------------------------------------------------------
           43,005  Express Scripts, Inc.(2)                               3,360
--------------------------------------------------------------------------------
            2,297  Humana Inc.(2)                                           104
--------------------------------------------------------------------------------
          116,945  McKesson Corp.                                         5,683
--------------------------------------------------------------------------------
           20,199  Sierra Health Services, Inc.(2)(3)                       792
--------------------------------------------------------------------------------
           94,721  UnitedHealth Group Incorporated                        4,711
--------------------------------------------------------------------------------
                                                                         26,061
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
--------------------------------------------------------------------------------
           57,337  Choice Hotels International Inc.(3)                    3,069
--------------------------------------------------------------------------------
          111,428  Darden Restaurants, Inc.                               4,413
--------------------------------------------------------------------------------
           14,531  Domino's Pizza Inc.(3)                                   383
--------------------------------------------------------------------------------
           12,935  Papa John's International Inc.(2)                        432
--------------------------------------------------------------------------------
            5,417  Royal Caribbean Cruises Ltd.(3)                          226
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

           37,207  Yum! Brands, Inc.                                  $   1,923
--------------------------------------------------------------------------------
                                                                         10,446
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES(1)
--------------------------------------------------------------------------------
            1,518  Fortune Brands, Inc.                                     122
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.1%
--------------------------------------------------------------------------------
          113,161  Colgate-Palmolive Co.                                  6,690
--------------------------------------------------------------------------------
            4,953  Procter & Gamble Co. (The)                               288
--------------------------------------------------------------------------------
                                                                          6,978
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS -- 1.7%
--------------------------------------------------------------------------------
          252,728  AES Corporation (The)(2)                               4,289
--------------------------------------------------------------------------------
          143,311  TXU Corp.                                              7,112
--------------------------------------------------------------------------------
                                                                         11,401
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.1%
--------------------------------------------------------------------------------
           12,139  Teleflex Inc.(3)                                         792
--------------------------------------------------------------------------------
INSURANCE -- 2.8%
--------------------------------------------------------------------------------
           29,503  Ace, Ltd.                                              1,639
--------------------------------------------------------------------------------
           21,405  Arch Capital Group Ltd.(2)(3)                          1,300
--------------------------------------------------------------------------------
          152,107  Berkley (W.R.) Corp.                                   5,692
--------------------------------------------------------------------------------
           55,992  Chubb Corp.                                            2,886
--------------------------------------------------------------------------------
          108,529  First American Financial Corp.
                   (The)                                                  4,623
--------------------------------------------------------------------------------
           12,756  LandAmerica Financial Group Inc.(3)                      885
--------------------------------------------------------------------------------
            2,390  Protective Life Corporation                              120
--------------------------------------------------------------------------------
           24,675  Zenith National Insurance Corp.                        1,089
--------------------------------------------------------------------------------
                                                                         18,234
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 0.2%
--------------------------------------------------------------------------------
              448  Google Inc. Cl A(2)                                      187
--------------------------------------------------------------------------------
          101,174  RealNetworks Inc.(2)(3)                                1,014
--------------------------------------------------------------------------------
                                                                          1,201
--------------------------------------------------------------------------------
IT SERVICES -- 1.6%
--------------------------------------------------------------------------------
          139,055  Accenture Ltd. Cl A                                    4,042
--------------------------------------------------------------------------------
          125,011  Acxiom Corp.(3)                                        3,241
--------------------------------------------------------------------------------
            3,894  Computer Sciences Corp.(2)                               228
--------------------------------------------------------------------------------
           65,341  Global Payments Inc.(3)                                3,099
--------------------------------------------------------------------------------
                                                                         10,610
--------------------------------------------------------------------------------
MACHINERY -- 1.1%
--------------------------------------------------------------------------------
           57,553  Cummins Inc.(3)                                        6,014
--------------------------------------------------------------------------------
            2,575  Danaher Corp.                                            165
--------------------------------------------------------------------------------
           38,516  Navistar International Corp.(2)(3)                     1,016
--------------------------------------------------------------------------------
                                                                          7,195
--------------------------------------------------------------------------------
MEDIA -- 1.6%
--------------------------------------------------------------------------------
           24,220  CBS Corp. Cl B                                           617
--------------------------------------------------------------------------------
          122,478  Disney (Walt) Co.                                      3,424
--------------------------------------------------------------------------------
           56,994  DreamWorks Animation SKG
                   Inc.(2)(3)                                             1,545
--------------------------------------------------------------------------------
           14,107  John Wiley & Sons Inc. Cl A                              517
--------------------------------------------------------------------------------
          195,501  Time Warner Inc.                                       3,402
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
10

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

           23,126  Viacom Inc. Cl B                                   $     921
--------------------------------------------------------------------------------
                                                                         10,426
--------------------------------------------------------------------------------
METALS & MINING -- 1.5%
--------------------------------------------------------------------------------
            2,003  Cleveland-Cliffs Inc.(3)                                 171
--------------------------------------------------------------------------------
           51,630  Freeport-McMoRan Copper &
                   Gold, Inc. Cl B                                        3,334
--------------------------------------------------------------------------------
           46,231  Nucor Corp.                                            5,032
--------------------------------------------------------------------------------
           12,529  Quanex Corporation(3)                                    536
--------------------------------------------------------------------------------
            6,928  Reliance Steel & Aluminum
                   Company                                                  616
--------------------------------------------------------------------------------
                                                                          9,689
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.1%
--------------------------------------------------------------------------------
            4,564  OGE Energy Corp.(3)                                      138
--------------------------------------------------------------------------------
           19,820  Vectren Corp.(3)                                         529
--------------------------------------------------------------------------------
                                                                            667
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 1.1%
--------------------------------------------------------------------------------
           47,448  Dollar Tree Stores Inc.(2)(3)                          1,237
--------------------------------------------------------------------------------
           90,074  J.C. Penney Co. Inc.                                   5,896
--------------------------------------------------------------------------------
            2,205  Target Corp.                                             117
--------------------------------------------------------------------------------
                                                                          7,250
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 6.8%
--------------------------------------------------------------------------------
           52,100  Chevron Corp.                                          3,179
--------------------------------------------------------------------------------
           55,668  ConocoPhillips                                         3,724
--------------------------------------------------------------------------------
          287,579  Exxon Mobil Corp.                                     18,141
--------------------------------------------------------------------------------
            1,783  Frontier Oil Corp.                                       108
--------------------------------------------------------------------------------
           64,029  Kerr-McGee Corp.                                       6,394
--------------------------------------------------------------------------------
           36,597  Marathon Oil Corp.                                     2,904
--------------------------------------------------------------------------------
           11,725  Occidental Petroleum Corp.                             1,205
--------------------------------------------------------------------------------
           61,264  Sunoco, Inc.                                           4,965
--------------------------------------------------------------------------------
            6,660  Tesoro Corporation                                       466
--------------------------------------------------------------------------------
           67,058  Valero Energy Corp.                                    4,341
--------------------------------------------------------------------------------
                                                                         45,427
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.3%
--------------------------------------------------------------------------------
           82,391  Louisiana-Pacific Corp.(3)                             2,272
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.8%
--------------------------------------------------------------------------------
            4,731  Abbott Laboratories                                      202
--------------------------------------------------------------------------------
           32,099  Alpharma Inc. Cl A(3)                                    843
--------------------------------------------------------------------------------
            9,836  Johnson & Johnson                                        576
--------------------------------------------------------------------------------
          143,869  King Pharmaceuticals, Inc.(2)                          2,502
--------------------------------------------------------------------------------
           22,745  Merck & Co., Inc.                                        783
--------------------------------------------------------------------------------
            5,557  Pfizer Inc.                                              141
--------------------------------------------------------------------------------
                                                                          5,047
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
--------------------------------------------------------------------------------
           96,514  CBL & Associates Properties, Inc.(3)                   3,859
--------------------------------------------------------------------------------
           10,179  Taubman Centers Inc.(3)                                  419
--------------------------------------------------------------------------------
                                                                          4,278
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.1%
--------------------------------------------------------------------------------
            1,200  Burlington Northern Santa Fe Corp.                        95
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

            3,836  Norfolk Southern Corp.                             $     207
--------------------------------------------------------------------------------
            5,180  Union Pacific Corp.                                      473
--------------------------------------------------------------------------------
                                                                            775
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT -- 1.3%
--------------------------------------------------------------------------------
           40,403  Lam Research Corp.(2)                                  1,975
--------------------------------------------------------------------------------
          171,381  National Semiconductor Corp.                           5,137
--------------------------------------------------------------------------------
           39,734  ON Semiconductor Corp.(2)(3)                             285
--------------------------------------------------------------------------------
           37,528  Texas Instruments Inc.                                 1,303
--------------------------------------------------------------------------------
                                                                          8,700
--------------------------------------------------------------------------------
SOFTWARE -- 0.7%
--------------------------------------------------------------------------------
           19,285  Autodesk, Inc.(2)                                        811
--------------------------------------------------------------------------------
           11,108  BMC Software Inc.(2)                                     239
--------------------------------------------------------------------------------
           15,925  Cadence Design Systems Inc.(2)                           301
--------------------------------------------------------------------------------
           17,533  Intuit Inc.(2)                                           950
--------------------------------------------------------------------------------
           67,785  Microsoft Corporation                                  1,638
--------------------------------------------------------------------------------
           28,610  Oracle Corp.(2)                                          417
--------------------------------------------------------------------------------
                                                                          4,356
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.0%
--------------------------------------------------------------------------------
          118,495  Barnes & Noble Inc.(3)                                 5,343
--------------------------------------------------------------------------------
           28,220  Group 1 Automotive, Inc.(3)                            1,540
--------------------------------------------------------------------------------
           68,281  Home Depot, Inc. (The)                                 2,726
--------------------------------------------------------------------------------
           36,945  Lowe's Companies, Inc.                                 2,329
--------------------------------------------------------------------------------
            6,691  Pantry Inc. (The)(2)(3)                                  443
--------------------------------------------------------------------------------
           39,486  Payless ShoeSource, Inc.(2)(3)                           907
--------------------------------------------------------------------------------
                                                                         13,288
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
--------------------------------------------------------------------------------
           13,637  Brown Shoe Company, Inc.(3)                              519
--------------------------------------------------------------------------------
            1,166  NIKE, Inc. Cl B                                           95
--------------------------------------------------------------------------------
                                                                            614
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.4%
--------------------------------------------------------------------------------
           35,755  Corus Bankshares Inc.(3)                               2,393
--------------------------------------------------------------------------------
           26,605  Downey Financial Corp.(3)                              1,910
--------------------------------------------------------------------------------
           33,849  Golden West Financial Corp.                            2,433
--------------------------------------------------------------------------------
           47,332  Washington Mutual, Inc.                                2,133
--------------------------------------------------------------------------------
                                                                          8,869
--------------------------------------------------------------------------------
TOBACCO -- 0.1%
--------------------------------------------------------------------------------
           12,204  Loews Corp. - Carolina Group                             625
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
--------------------------------------------------------------------------------
           41,725  UAP Holding Corp.(3)                                     862
--------------------------------------------------------------------------------
           17,900  WESCO International Inc.(2)(3)                         1,343
--------------------------------------------------------------------------------
                                                                          2,205
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
          135,974  Sprint Nextel Corp.                                    3,372
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $340,234)                                                         399,376
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
11

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) -- 12.2%
--------------------------------------------------------------------------------
          $ 4,750  FHLMC, 5.00%, settlement date
                   5/16/06(5)                                         $   4,618
--------------------------------------------------------------------------------
              208  FHLMC, 7.00%, 10/1/12                                    214
--------------------------------------------------------------------------------
            2,887  FHLMC, 4.50%, 1/1/19(6)                                2,754
--------------------------------------------------------------------------------
              192  FHLMC, 6.50%, 1/1/28                                     196
--------------------------------------------------------------------------------
            1,416  FHLMC, 5.50%, 12/1/33(6)                               1,380
--------------------------------------------------------------------------------
            6,327  FNMA, 5.00%, settlement date
                   5/11/06(5)                                             5,985
--------------------------------------------------------------------------------
            5,775  FNMA, 5.50%, settlement date
                   5/11/06(5)                                             5,609
--------------------------------------------------------------------------------
           10,936  FNMA, 6.00%, settlement date
                   5/11/06(5)                                            10,888
--------------------------------------------------------------------------------
            4,438  FNMA, 5.00%, settlement date
                   5/16/06(5)                                             4,321
--------------------------------------------------------------------------------
            8,230  FNMA, 5.50%, settlement date
                   5/16/06(5)                                             8,168
--------------------------------------------------------------------------------
            1,582  FNMA, 6.50%, settlement date
                   6/13/06(5)                                             1,607
--------------------------------------------------------------------------------
              375  FNMA, 6.00%, 2/1/09                                      377
--------------------------------------------------------------------------------
               24  FNMA, 6.50%, 5/1/11                                       24
--------------------------------------------------------------------------------
              347  FNMA, 7.50%, 11/1/11                                     359
--------------------------------------------------------------------------------
                2  FNMA, 6.50%, 10/1/12                                       3
--------------------------------------------------------------------------------
               36  FNMA, 6.50%, 5/1/13                                       37
--------------------------------------------------------------------------------
              199  FNMA, 6.50%, 6/1/13                                      204
--------------------------------------------------------------------------------
              187  FNMA, 6.00%, 1/1/14                                      189
--------------------------------------------------------------------------------
              643  FNMA, 6.00%, 4/1/14                                      651
--------------------------------------------------------------------------------
            3,413  FNMA, 4.50%, 5/1/19                                    3,256
--------------------------------------------------------------------------------
               30  FNMA, 6.50%, 1/1/28                                       30
--------------------------------------------------------------------------------
              210  FNMA, 7.00%, 1/1/28                                      217
--------------------------------------------------------------------------------
              235  FNMA, 6.50%, 1/1/29                                      240
--------------------------------------------------------------------------------
              250  FNMA, 7.50%, 7/1/29                                      260
--------------------------------------------------------------------------------
               98  FNMA, 7.00%, 5/1/30                                      101
--------------------------------------------------------------------------------
              133  FNMA, 7.50%, 9/1/30                                      138
--------------------------------------------------------------------------------
              198  FNMA, 6.50%, 9/1/31                                      202
--------------------------------------------------------------------------------
               67  FNMA, 7.00%, 9/1/31                                       69
--------------------------------------------------------------------------------
              372  FNMA, 6.50%, 1/1/32                                      380
--------------------------------------------------------------------------------
              768  FNMA, 7.00%, 6/1/32                                      791
--------------------------------------------------------------------------------
              352  FNMA, 6.50%, 8/1/32                                      359
--------------------------------------------------------------------------------
            1,906  FNMA, 5.50%, 6/1/33(6)                                 1,857
--------------------------------------------------------------------------------
            5,525  FNMA, 5.50%, 7/1/33                                    5,382
--------------------------------------------------------------------------------
            2,073  FNMA, 5.50%, 8/1/33(6)                                 2,019
--------------------------------------------------------------------------------
            1,283  FNMA, 5.50%, 9/1/33(6)                                 1,250
--------------------------------------------------------------------------------
            3,952  FNMA, 5.00%, 11/1/33                                   3,753
--------------------------------------------------------------------------------
            8,730  FNMA, 5.50%, 1/1/34(6)                                 8,505
--------------------------------------------------------------------------------
              317  GNMA, 7.00%, 4/20/26                                     327
--------------------------------------------------------------------------------
              176  GNMA, 7.50%, 8/15/26                                     186
--------------------------------------------------------------------------------
               63  GNMA, 7.00%, 2/15/28                                      65
--------------------------------------------------------------------------------
              133  GNMA, 7.50%, 2/15/28                                     140
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $    84  GNMA, 7.00%, 12/15/28                              $      87
--------------------------------------------------------------------------------
               57  GNMA, 8.00%, 12/15/29                                     61
--------------------------------------------------------------------------------
              391  GNMA, 7.00%, 5/15/31                                     406
--------------------------------------------------------------------------------
            2,272  GNMA, 5.50%, 11/15/32(6)                               2,233
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $81,175)                                                           79,898
--------------------------------------------------------------------------------
CORPORATE BONDS -- 8.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.3%
--------------------------------------------------------------------------------
              630  Honeywell International Inc.,
                   5.70%, 3/15/36                                           595
--------------------------------------------------------------------------------
              145  Lockheed Martin Corp., 8.50%,
                   12/1/29                                                  184
--------------------------------------------------------------------------------
              900  United Technologies Corp.,
                   4.375%, 5/1/10                                           867
--------------------------------------------------------------------------------
              450  United Technologies Corp.,
                   5.40%, 5/1/35(3)                                         414
--------------------------------------------------------------------------------
                                                                          2,060
--------------------------------------------------------------------------------
AUTOMOBILES(1)
--------------------------------------------------------------------------------
              145  DaimlerChrysler N.A. Holding
                   Corp., 8.50%, 1/18/31                                    169
--------------------------------------------------------------------------------
BEVERAGES -- 0.2%
--------------------------------------------------------------------------------
              640  Fortune Brands Inc., 5.375%,
                   1/15/16                                                  607
--------------------------------------------------------------------------------
              750  Miller Brewing Co., 4.25%,
                   8/15/08 (Acquired 1/6/04,
                   Cost $762)(7)                                            731
--------------------------------------------------------------------------------
                                                                          1,338
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.1%
--------------------------------------------------------------------------------
              710  Genentech, Inc., 4.75%, 7/15/15                          658
--------------------------------------------------------------------------------
CAPITAL MARKETS -- 0.5%
--------------------------------------------------------------------------------
              750  Goldman Sachs Group, Inc. (The),
                   5.70%, 9/1/12(3)                                         750
--------------------------------------------------------------------------------
              750  Goldman Sachs Group, Inc. (The),
                   5.25%, 10/15/13                                          725
--------------------------------------------------------------------------------
              560  Merrill Lynch & Co., Inc., 4.25%,
                   2/8/10(3)                                                537
--------------------------------------------------------------------------------
              420  Morgan Stanley, 4.00%, 1/15/10                           399
--------------------------------------------------------------------------------
              350  Morgan Stanley, 4.25%, 5/15/10                           334
--------------------------------------------------------------------------------
              430  Morgan Stanley, 5.05%, 1/21/11(3)                        420
--------------------------------------------------------------------------------
                                                                          3,165
--------------------------------------------------------------------------------
CHEMICALS(1)
--------------------------------------------------------------------------------
              145  Dow Chemical Co. (The), 7.375%,
                   11/1/29                                                  164
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 0.8%
--------------------------------------------------------------------------------
              145  Abbey National plc, 7.95%,
                   10/26/29                                                 173
--------------------------------------------------------------------------------
            1,600  Bank of America Corp., 4.375%,
                   12/1/10                                                1,530
--------------------------------------------------------------------------------
              670  PNC Bank N.A., 4.875%, 9/21/17                           614
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $   500  SouthTrust Corp., 5.80%, 6/15/14                   $     495
--------------------------------------------------------------------------------
              660  Wachovia Bank N.A., 4.80%,
                   11/1/14                                                  613
--------------------------------------------------------------------------------
            1,020  Wachovia Bank N.A., 4.875%,
                   2/1/15                                                   951
--------------------------------------------------------------------------------
              830  Wells Fargo & Co., 4.625%, 8/9/10                        804
--------------------------------------------------------------------------------
                                                                          5,180
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
              540  Waste Management, Inc., 7.00%,
                   7/15/28                                                  562
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
            1,500  American General Finance Corp.,
                   Series 2002 H, 4.50%, 11/15/07                         1,484
--------------------------------------------------------------------------------
            1,000  Citigroup Inc., 5.00%, 9/15/14                           949
--------------------------------------------------------------------------------
            1,020  Ford Motor Credit Co., 6.50%,
                   1/25/07(3)                                             1,014
--------------------------------------------------------------------------------
              560  General Electric Capital Corp.
                   6.125%, 2/22/11                                          575
--------------------------------------------------------------------------------
            1,025  HSBC Finance Corp., 4.75%,
                   4/15/10(3)                                               997
--------------------------------------------------------------------------------
              540  HSBC Finance Corp., 4.625%,
                   9/15/10                                                  521
--------------------------------------------------------------------------------
              830  John Deere Capital Corp., 4.50%,
                   8/25/08                                                  815
--------------------------------------------------------------------------------
              800  J.P. Morgan Chase & Co., 6.75%,
                   2/1/11                                                   838
--------------------------------------------------------------------------------
              145  National Rural Utilities Cooperative
                   Finance Corp., 8.00%, 3/1/32                             178
--------------------------------------------------------------------------------
              540  Residential Capital Corp., 6.50%,
                   4/17/13 (Acquired 4/11/06-
                   4/26/06, Cost $537)(7)                                   539
--------------------------------------------------------------------------------
                                                                          7,910
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
--------------------------------------------------------------------------------
              732  AT&T Corp., 9.05%, 11/15/11                              790
--------------------------------------------------------------------------------
              145  BellSouth Corp., 6.875%, 10/15/31                        148
--------------------------------------------------------------------------------
              145  British Telecommunications plc,
                   8.875%, 12/15/30                                         184
--------------------------------------------------------------------------------
              690  Sprint Capital Corp., 8.375%,
                   3/15/12                                                  777
--------------------------------------------------------------------------------
              420  Telecom Italia Capital SA, 4.00%,
                   1/15/10                                                  396
--------------------------------------------------------------------------------
              145  Verizon Global Funding Corp.,
                   7.75%, 12/1/30                                           160
--------------------------------------------------------------------------------
                                                                          2,455
--------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.4%
--------------------------------------------------------------------------------
              420  Carolina Power & Light Co.,
                   5.15%, 4/1/15                                            399
--------------------------------------------------------------------------------
              469  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                     475
--------------------------------------------------------------------------------
              145  FirstEnergy Corp., 7.375%,
                   11/15/31                                                 158
--------------------------------------------------------------------------------
              450  Florida Power & Light Co., 5.65%,
                   2/1/37                                                   418
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $   450  Florida Power Corp., 4.50%,
                   6/1/10                                             $     433
--------------------------------------------------------------------------------
              145  Hydro Quebec, 8.40%, 1/15/22                             183
--------------------------------------------------------------------------------
              480  Southern California Edison Co.,
                   5.625%, 2/1/36                                           439
--------------------------------------------------------------------------------
                                                                          2,505
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
--------------------------------------------------------------------------------
              380  XTO Energy Inc., 6.10%, 4/1/36                           359
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.2%
--------------------------------------------------------------------------------
              750  Wal-Mart Stores, Inc., 4.125%,
                   7/1/10                                                   715
--------------------------------------------------------------------------------
              300  Wal-Mart Stores, Inc., 5.25%,
                   9/1/35                                                   264
--------------------------------------------------------------------------------
              145  Wal-Mart Stores, Inc., 7.55%,
                   2/15/30                                                  170
--------------------------------------------------------------------------------
                                                                          1,149
--------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
              490  Archer-Daniels-Midland Co.,
                   5.375%, 9/15/35(3)                                       432
--------------------------------------------------------------------------------
              700  Cadbury Schweppes U.S. Finance
                   LLC, 3.875%, 10/1/08 (Acquired
                   6/14/05-8/18/05, Cost $687)(3)(7)                        675
--------------------------------------------------------------------------------
              145  Kellogg Co., 7.45%, 4/1/31                               166
--------------------------------------------------------------------------------
              145  Kraft Foods Inc., 6.50%, 11/1/31                         148
--------------------------------------------------------------------------------
                                                                          1,421
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.1%
--------------------------------------------------------------------------------
              710  Baxter Financial Corp., 4.75%,
                   10/15/10 (Acquired 9/28/05,
                   Cost $708)(7)                                            686
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.1%
--------------------------------------------------------------------------------
              730  Yum! Brands Inc., 8.875%,
                   4/15/11                                                  821
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.1%
--------------------------------------------------------------------------------
              550  D.R. Horton Inc., 7.875%, 8/15/11                        590
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.2%
--------------------------------------------------------------------------------
            1,590  General Electric Co., 5.00%,
                   2/1/13                                                 1,539
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
--------------------------------------------------------------------------------
              750  Allstate Financial Global Funding,
                   4.25%, 9/10/08 (Acquired 9/3/03,
                   Cost $749)(7)                                            733
--------------------------------------------------------------------------------
              145  AXA SA, 8.60%, 12/15/30                                  180
--------------------------------------------------------------------------------
              750  Genworth Financial Inc., 5.75%,
                   6/15/14                                                  743
--------------------------------------------------------------------------------
              400  Genworth Financial Inc., 4.95%,
                   10/1/15                                                  373
--------------------------------------------------------------------------------
              750  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired 2/5/03,
                   Cost $750)(7)                                            730
--------------------------------------------------------------------------------
              450  Prudential Financial, Inc., 5.40%,
                   6/13/35                                                  393
--------------------------------------------------------------------------------
                                                                          3,152
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
MACHINERY -- 0.1%
--------------------------------------------------------------------------------
            $ 440  Dover Corp., 5.375%, 10/15/35                      $     390
--------------------------------------------------------------------------------
MEDIA -- 0.5%
--------------------------------------------------------------------------------
              131  Comcast Cable Communications
                   Holdings Inc., 8.375%, 3/15/13                           147
--------------------------------------------------------------------------------
            1,020  Comcast Corp., 5.90%, 3/15/16(3)                         997
--------------------------------------------------------------------------------
              970  Cox Communications, Inc.,
                   7.125%, 10/1/12                                        1,019
--------------------------------------------------------------------------------
              550  News America Holdings, 7.75%,
                   1/20/24                                                  590
--------------------------------------------------------------------------------
              145  Time Warner Inc., 7.625%, 4/15/31                        157
--------------------------------------------------------------------------------
              370  Viacom Inc., 5.75%, 4/30/11
                   (Acquired 4/5/06, Cost $368)(3)(7)                       368
--------------------------------------------------------------------------------
              180  Viacom Inc., 6.25%, 4/30/16
                   (Acquired 4/5/06, Cost $179)(7)                          179
--------------------------------------------------------------------------------
                                                                          3,457
--------------------------------------------------------------------------------
METALS & MINING -- 0.1%
--------------------------------------------------------------------------------
              560  Alcan Inc., 4.50%, 5/15/13                               519
--------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.3%
--------------------------------------------------------------------------------
              750  Dominion Resources Inc., 4.125%,
                   2/15/08                                                  733
--------------------------------------------------------------------------------
              420  Dominion Resources Inc., 4.75%,
                   12/15/10(3)                                              403
--------------------------------------------------------------------------------
              690  Nisource Finance Corp., 5.25%,
                   9/15/17                                                  638
--------------------------------------------------------------------------------
              430  Pacific Gas & Electric Co., 6.05%,
                   3/1/34                                                   413
--------------------------------------------------------------------------------
                                                                          2,187
--------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.2%
--------------------------------------------------------------------------------
              350  May Department Stores Co. (The),
                   3.95%, 7/15/07                                           343
--------------------------------------------------------------------------------
              850  May Department Stores Co. (The),
                   4.80%, 7/15/09                                           832
--------------------------------------------------------------------------------
              145  Target Corp., 7.00%, 7/15/31                             162
--------------------------------------------------------------------------------
                                                                          1,337
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 0.5%
--------------------------------------------------------------------------------
              145  Anadarko Finance Co., 7.50%,
                   5/1/31                                                   164
--------------------------------------------------------------------------------
              145  ConocoPhillips Holding Co.,
                   6.95%, 4/15/29                                           160
--------------------------------------------------------------------------------
              145  Devon Financing Corp ULC,
                   7.875%, 9/30/31                                          172
--------------------------------------------------------------------------------
            1,100  Enterprise Products Operating
                   L.P., 4.95%, 6/1/10                                    1,066
--------------------------------------------------------------------------------
              360  Enterprise Products Operating
                   L.P., 6.65%, 10/15/34(3)                                 351
--------------------------------------------------------------------------------
              300  Pemex Project Funding Master
                   Trust, 5.75%, 12/15/15 (Acquired
                   1/26/06, Cost $297)(3)(7)                                285
--------------------------------------------------------------------------------
              860  Premcor Refining Group Inc.
                   (The), 6.125%, 5/1/11                                    873
--------------------------------------------------------------------------------
              580  XTO Energy Inc., 5.30%, 6/30/15                          553
--------------------------------------------------------------------------------
                                                                          3,624
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 0.1%
--------------------------------------------------------------------------------
          $   400  Schering-Plough Corp., 5.55%,
                   12/1/13                                            $     392
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
--------------------------------------------------------------------------------
              380  ERP Operating L.P., 5.125%,
                   3/15/16                                                  356
--------------------------------------------------------------------------------
ROAD & RAIL -- 0.2%
--------------------------------------------------------------------------------
              800  Canadian National Railway Co.,
                   6.25%, 8/1/34                                            819
--------------------------------------------------------------------------------
               23  Norfolk Southern Corp., 7.80%,
                   5/15/27                                                   27
--------------------------------------------------------------------------------
              577  Norfolk Southern Corp., 5.64%,
                   5/17/29                                                  534
--------------------------------------------------------------------------------
                                                                          1,380
--------------------------------------------------------------------------------
SOFTWARE -- 0.1%
--------------------------------------------------------------------------------
              770  Oracle Corp./Ozark Holding Inc.,
                   5.00%, 1/15/11 (Acquired
                   1/10/06, Cost $767)(7)                                   751
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.1%
--------------------------------------------------------------------------------
              760  Home Depot, Inc. (The), 5.40%,
                   3/1/16                                                   742
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
--------------------------------------------------------------------------------
            1,190  Nextel Communications Inc.,
                   5.95%, 3/15/14                                         1,172
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $53,703)                                                           52,190
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 7.8%
--------------------------------------------------------------------------------
            1,800  FHLB, 4.625%, 9/11/20(6)                               1,623
--------------------------------------------------------------------------------
            2,475  FHLMC, 5.00%, 9/17/07(6)                               2,470
--------------------------------------------------------------------------------
           10,000  FHLMC, 7.00%, 3/15/10                                 10,627
--------------------------------------------------------------------------------
            2,300  FHLMC, 5.50%, 3/28/16(6)                               2,275
--------------------------------------------------------------------------------
            3,000  FHLMC, 5.30%, 5/12/20(6)                               2,815
--------------------------------------------------------------------------------
            8,840  FNMA, 5.25%, 4/15/07(6)                                8,846
--------------------------------------------------------------------------------
            4,970  FNMA, 4.75%, 8/3/07(6)                                 4,946
--------------------------------------------------------------------------------
            2,700  FNMA, 4.50%, 10/15/08(3)                               2,662
--------------------------------------------------------------------------------
            3,800  FNMA, 6.625%, 9/15/09(6)                               3,971
--------------------------------------------------------------------------------
            3,380  FNMA, 6.00%, 5/15/11(6)                                3,488
--------------------------------------------------------------------------------
            7,200  FNMA, 5.80%, 2/9/26(6)                                 6,968
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $51,611)                                                           50,691
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(4) -- 7.0%
--------------------------------------------------------------------------------
           15,306  Bank of America Commercial
                   Mortgage Inc. STRIPS - COUPON,
                   Series 2004-1, Class XP, VRN,
                   0.69%, 5/1/06                                            353
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 3,950  Bank of America Mortgage
                   Securities, Series 2004 F,
                   Class 2A5, VRN, 4.15%, 5/1/06(6)                   $   3,796
--------------------------------------------------------------------------------
           19,000  Bear Stearns Commercial
                   Mortgage Securities STRIPS -
                   COUPON, Series 2004 T16,
                   Class X2, VRN, 0.81%, 5/1/06                             634
--------------------------------------------------------------------------------
              905  Commercial Mortgage
                   Pass-Through Certificates, Series
                   2005 F10A, Class A1, VRN, 5.00%,
                   5/15/06, resets monthly off the
                   1-month LIBOR plus 0.10% with
                   no caps (Acquired 3/18/05,
                   Cost $905)(7)                                            906
--------------------------------------------------------------------------------
            1,499  Commercial Mortgage
                   Pass-Through Certificates, Series
                   2005 FL11, Class A1, VRN, 5.05%,
                   5/15/06, resets monthly off the
                   1-month LIBOR plus  0.15% with
                   no caps (Acquired 11/18/05,
                   Cost $1,499)(7)                                        1,500
--------------------------------------------------------------------------------
              397  FHLMC REMIC, Series 77,
                   Class H, 8.50%, 9/15/20                                  396
--------------------------------------------------------------------------------
            6,318  FHLMC, Series 2541, Class EA,
                   5.00%, 3/1/16                                          6,272
--------------------------------------------------------------------------------
            2,069  FHLMC, Series 2937, Class KA,
                   4.50%, 12/15/14                                        2,043
--------------------------------------------------------------------------------
              395  GMAC Commercial Mortgage
                   Securities, Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                            393
--------------------------------------------------------------------------------
            3,500  GMAC Commercial Mortgage
                   Securities, Inc., Series 2005 C1,
                   Class A2 SEQ, 4.47%, 5/10/43(6)                        3,386
--------------------------------------------------------------------------------
            2,980  Greenwich Capital Commercial
                   Funding Corp., Series 2005 GG5,
                   Class A5, 5.22%, 4/10/37(3)                            2,874
--------------------------------------------------------------------------------
            1,000  LB-UBS Commercial Mortgage
                   Trust, Series 2004 C4, Class A2,
                   VRN, 4.57%, 5/11/06                                      980
--------------------------------------------------------------------------------
            3,000  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3, Class A3
                   SEQ, 4.65%, 7/30/30(6)                                 2,879
--------------------------------------------------------------------------------
            2,960  LB-UBS Commercial Mortgage
                   Trust, Series 2005 C3, Class A5
                   SEQ, 4.74%, 7/15/30(3)                                 2,762
--------------------------------------------------------------------------------
            2,550  LB-UBS Commercial Mortgage
                   Trust, Series 2006 C1, Class A4
                   SEQ, 5.16%, 2/15/31(6)                                 2,446
--------------------------------------------------------------------------------
            1,499  Lehman Brothers Floating Rate
                   Commercial Mortgage Trust,
                   Series 2005 LLFA, Class A1, VRN,
                   5.00%, 5/15/06, resets monthly
                   off the 1-month LIBOR plus
                   0.10% with no caps (Acquired
                   7/25/05, Cost $1,499)(7)                               1,500
--------------------------------------------------------------------------------
              211  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1, 7.00%,
                   12/25/33                                                 211
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 1,989  Wachovia Bank Commercial
                   Mortgage Trust, Series 2005
                   WL5A, Class A1, VRN, 5.01%,
                   5/15/06, resets monthly off the
                   1-month LIBOR plus 0.10%
                   with  no caps (Acquired 3/24/05,
                   Cost $1,989)(7)                                    $   1,990
--------------------------------------------------------------------------------
            5,060  Wachovia Bank Commercial
                   Mortgage Trust, Series 2006 C23,
                   Class A4, 5.42%, 1/15/45(6)                            4,939
--------------------------------------------------------------------------------
            2,150  Washington Mutual, Inc., Series
                   2004 AR4, Class A6, 3.81%,
                   6/25/34(6)                                             2,047
--------------------------------------------------------------------------------
            2,600  Washington Mutual, Inc., Series
                   2004 AR9, Class A7, VRN, 4.17%,
                   5/1/06(6)                                              2,502
--------------------------------------------------------------------------------
            1,167  Washington Mutual, Inc., Series
                   2005 AR11, Class A1C1, VRN,
                   5.16%, 5/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.20% with a cap of 10.50%                             1,167
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $46,985)                                                           45,976
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 4.3%
--------------------------------------------------------------------------------
            6,665  U.S. Treasury Bonds, 8.125%,
                   8/15/21(3)                                             8,629
--------------------------------------------------------------------------------
            6,700  U.S. Treasury Bonds, 7.125%,
                   2/15/23(3)                                             8,041
--------------------------------------------------------------------------------
              800  U.S. Treasury Bonds, 6.125%,
                   11/15/27(3)                                              883
--------------------------------------------------------------------------------
            1,248  U.S. Treasury Bonds, 6.25%,
                   5/15/30(3)                                             1,411
--------------------------------------------------------------------------------
            2,600  U.S. Treasury Bonds, 4.50%,
                   2/15/36(3)                                             2,337
--------------------------------------------------------------------------------
            2,502  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/16(6)                               2,420
--------------------------------------------------------------------------------
            4,280  U.S. Treasury Notes, 4.50%,
                   2/28/11(3)                                             4,203
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $29,084)                                                           27,924
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(4) -- 3.3%
--------------------------------------------------------------------------------
               15  ABSC Net Interest Margin, Series
                   2004 HE5, Class A1, 5.00%,
                   8/27/34 (Acquired 6/22/04,
                   Cost $15)(7)                                              15
--------------------------------------------------------------------------------
            1,554  Accredited Mortgage Loan Trust,
                   Series 2006-1, Class A1, VRN,
                   5.02%, 5/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.06% with no caps(6)                                  1,554
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
15

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $ 1,118  Ameriquest Mortgage Securities
                   Inc., Series 2006 R1, Class A2A,
                   VRN, 5.04%, 5/25/06, resets
                   monthly off the 1-month LIBOR
                   plus 0.08% with no caps                            $   1,119
--------------------------------------------------------------------------------
               11  AQ Finance Net Interest Margin,
                   Series 2004 RN5, Class A, 5.19%,
                   6/29/34 (Acquired 6/24/04,
                   Cost $11)(7)                                              11
--------------------------------------------------------------------------------
                7  Argent Net Interest Margin,
                   Series 2004 WN9, Class A, 5.19%,
                   10/25/34 (Acquired 9/9/04,
                   Cost $7)(7)                                                7
--------------------------------------------------------------------------------
                1  Asset Backed Funding Corp. Net
                   Interest Margin, Series 2004 OPT4,
                   Class N1, 4.45%, 5/26/34                                   1
--------------------------------------------------------------------------------
            2,000  Capital One Prime Auto
                   Receivables Trust, Series 2004-2,
                   Class A4, VRN, 4.96%, 5/15/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.06% with no caps(6)                       2,003
--------------------------------------------------------------------------------
            1,659  CNH Equipment Trust, Series
                   2004 A, Class A3A, VRN, 4.97%,
                   5/15/06, resets monthly off the
                   1-month LIBOR plus 0.07% with
                   no caps                                                1,661
--------------------------------------------------------------------------------
                5  Countrywide Asset-Backed
                   Certificates, Series 2004-5N,
                   Class N1, 5.50%, 10/25/35                                  5
--------------------------------------------------------------------------------
               14  Countrywide Asset-Backed
                   Certificates, Series 2004-11N,
                   Class N, 5.25%, 4/25/36
                   (Acquired 10/27/04, Cost $14)(7)                          14
--------------------------------------------------------------------------------
            1,043  Countrywide Asset-Backed
                   Certificates, Series 2005-7,
                   Class 3AV1, VRN, 5.08%, 5/25/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.12% with no caps                          1,043
--------------------------------------------------------------------------------
            1,606  Countrywide Asset-Backed
                   Certificates, Series 2005-8,
                   Class 2A1, VRN, 5.09%, 5/25/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.13% with no caps                          1,608
--------------------------------------------------------------------------------
            1,927  Countrywide Asset-Backed
                   Certificates, Series 2006-6,
                   Class 2A1, VRN, 5.03%, 5/25/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.07% with no caps                          1,927
--------------------------------------------------------------------------------
            2,063  Credit-Based Asset Servicing and
                   Securitization, Series 2006 CB3,
                   Class AV1, VRN, 5.02%, 5/25/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.06% with no caps(6)                       2,062
--------------------------------------------------------------------------------
              404  First Franklin Mortgage Loan
                   Asset Backed Certificates, Series
                   2005 FF4, Class 2A1, VRN, 5.04%,
                   5/25/06, resets monthly off the
                   1-month LIBOR plus 0.08% with
                   no caps                                                  404
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $     7  GSAMP Net Interest Margin,
                   Series 2004, Class N1, 5.50%,
                   9/25/34 (Acquired 9/20/04,
                   Cost $7)(7)                                        $       7
--------------------------------------------------------------------------------
            1,050  IndyMac Residential Asset Backed
                   Trust, Series 2006 B, Class 2A1,
                   VRN, 5.02%, 5/25/06, resets
                   monthly off the 1-month LIBOR
                   plus 0.06% with no caps                                1,051
--------------------------------------------------------------------------------
                3  Long Beach Asset Holdings Corp.,
                   Series 2004-5, Class C and P,
                   5.00%, 9/25/34 (Acquired
                   9/15/04, Cost $3)(7)                                       3
--------------------------------------------------------------------------------
               73  Long Beach Asset Holdings Corp.,
                   Series 2005-1, Class N1, 4.12%,
                   2/25/35 (Acquired 1/19/05,
                   Cost $73)(7)                                              73
--------------------------------------------------------------------------------
              836  Long Beach Mortgage Loan Trust,
                   Series 2006-2, Class 2A1, VRN,
                   5.03%, 5/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.07% with no caps                                       836
--------------------------------------------------------------------------------
              773  NovaStar Home Equity Loan,
                   Series 2005-1, Class A2A, VRN,
                   5.08%, 5/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.12% with a cap of 11.00%                               774
--------------------------------------------------------------------------------
            1,304  NovaStar Home Equity Loan,
                   Series 2005-4, Class A2A, VRN,
                   5.05%, 5/25/06, resets monthly
                   off the 1-month LIBOR plus
                   0.09% with a cap of 11.00%                             1,305
--------------------------------------------------------------------------------
              280  Residential Asset Mortgage
                   Products, Inc., Series 2004 RS10,
                   Class AII1, VRN, 5.13%, 5/25/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.17% with a cap
                   of 14.00%                                                281
--------------------------------------------------------------------------------
            1,745  Residential Asset Mortgage
                   Products, Inc., Series 2005 RS1,
                   Class AII1, VRN, 5.07%, 5/25/06,
                   resets monthly off the 1-month
                   LIBOR plus 0.11% with a cap
                   of 14.00%                                              1,746
--------------------------------------------------------------------------------
              300  Residential Asset Securities Corp.,
                   Series 2004 KS2, Class MI1,
                   4.71%, 3/25/34                                           288
--------------------------------------------------------------------------------
               13  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A, 5.00%,
                   9/27/34 (Acquired 9/13/04,
                   Cost $13)(7)                                              13
--------------------------------------------------------------------------------
                1  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34 (Acquired
                   8/5/04, Cost $1)(7)                                        1
--------------------------------------------------------------------------------
            1,192  SLM Student Loan Trust, Series
                   2006-2, Class A1, VRN, 4.85%,
                   6/26/06, resets quarterly off the
                   3-month LIBOR minus 0.03%
                   with no caps                                           1,193
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
16

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------

          $   850  SLM Student Loan Trust, Series
                   2006-4, Class A1, VRN, 5.04%,
                   7/25/06, resets quarterly off the
                   3-month LIBOR minus 0.03%
                   with no caps                                       $     850
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $21,855)                                                           21,855
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.3%
--------------------------------------------------------------------------------
              810  Province of Quebec, 5.00%,
                   7/17/09                                                  804
--------------------------------------------------------------------------------
              910  Republic of Italy, 4.00%, 6/16/08                        889
--------------------------------------------------------------------------------
TOTAL SOVEREIGN GOVERNMENTS
& AGENCIES
(Cost $1,735)                                                             1,693
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.1%
--------------------------------------------------------------------------------
              800  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33
(Cost $804)                                                                 722
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 2.0%
--------------------------------------------------------------------------------
           13,200  FNMA Discount Notes, 4.71%,
                   5/1/06(6)(8)
(Cost $13,200)                                                           13,200
--------------------------------------------------------------------------------

Principal Amount                   ($ IN THOUSANDS)                     Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(9) -- 13.2%
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.77%, dated 4/28/06, due
5/1/06 (Delivery value $25,010)                                       $  25,000
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.875%, dated 4/28/06, due 5/1/06 (Delivery
value $61,047)                                                           61,022
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $86,022)                                                           86,022
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 119.2%
(Cost $726,408)                                                         779,547
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (19.2)%                                (125,574)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                            $ 653,973
================================================================================

FUTURES CONTRACTS*
--------------------------------------------------------------------------------
                                                         ($ IN THOUSANDS)

                             Expiration         Underlying Face      Unrealized
    Contracts Purchased         Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
     39  U.S. Treasury
         2-Year Notes         June 2006               $7,945              $2
                                             ===================================

                             Expiration         Underlying Face      Unrealized
      Contracts Sold            Date            Amount at Value      Gain (Loss)
--------------------------------------------------------------------------------
    100  U.S. Treasury
         5-Year Notes         June 2006              $10,416            $ 82
--------------------------------------------------------------------------------
     91  U.S. Treasury
         10-Year Notes        June 2006                9,608             141
--------------------------------------------------------------------------------
                                                     $20,024            $223
                                             ===================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

See Notes to Financial Statements.                                  (continued)

------
17

Balanced - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

SWAP AGREEMENTS** ($ IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
                                                                                              Unrealized
   Notional Amount                 Description of Agreement                 Expiration Date   Gain (Loss)
---------------------------------------------------------------------------------------------------------
        $7,580       Pay quarterly a fixed rate equal to 0.45% multiplied    December 2010       $(39)
                     by the notional amount and receive from Deutsche
                     Bank AG upon each default event of one of the
                     issues of Dow Jones CDX N.A. Investment Grade 5,
                     par value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
         5,150       Pay quarterly a fixed rate equal to 0.85% multiplied    December 2010        (25)
                     by the notional amount and receive from Barclays
                     Capital, Inc. upon each default event of one of the
                     issues of Dow Jones CDX N.A. Investment Grade 5,
                     par value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
         8,000       Pay quarterly a fixed rate equal to 0.40% multiplied      June 2011          (22)
                     by the notional amount and receive from Barclays
                     Capital, Inc. upon each default event of one of the
                     issues of Dow Jones CDX N.A. Investment Grade 6,
                     par value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
         4,000       Pay quarterly a fixed rate equal to 0.75% multiplied      June 2011          (12)
                     by the notional amount and receive from Deutsche
                     Bank AG upon each default event of one of the
                     issuesof Dow Jones CDX N.A. Investment Grade 6,
                     par value of the proportional notional amount.
---------------------------------------------------------------------------------------------------------
                                                                                                  $(98)
                                                                                              ===========

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
ABSC = Asset-Backed Securities Corp.

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

GSAMP = Goldman Sachs Mortgage Pass-through

LB-UBS = Lehman Brothers Inc. -- UBS AG

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective April 30, 2006.

(1) Industry is less than 0.05% of total net assets.

(2) Non-income producing.

(3) Security, or a portion thereof, was on loan as of April 30, 2006.

(4) Final maturity indicated, unless otherwise noted.

(5) Forward commitment.

(6) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.

(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at April 30, 2006, was $11,717 (in thousands), which represented 1.8% of total net assets.

(8) The rate indicated is the yield to maturity at purchase.

(9) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
18

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS EXCEPT PER-SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $640,386) --
including $83,310 of securities on loan                                $693,525
-----------------------------------------------------------
Investments made with cash collateral received for
securities on loan, at value (cost of $86,022)                           86,022
--------------------------------------------------------------------------------
Total investment securities, at value (cost of $726,408)                779,547
-----------------------------------------------------------
Receivable for investments sold                                          12,645
-----------------------------------------------------------
Receivable for capital shares sold                                            6
-----------------------------------------------------------
Dividends and interest receivable                                         2,399
--------------------------------------------------------------------------------
                                                                        794,597
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received for securities on loan                   86,022
-----------------------------------------------------------
Disbursements in excess of demand deposit cash                            1,796
-----------------------------------------------------------
Payable for investments purchased                                        52,189
-----------------------------------------------------------
Payable for variation margin on futures contracts                            32
-----------------------------------------------------------
Unrealized depreciation on swap agreements                                   98
-----------------------------------------------------------
Accrued management fees                                                     481
-----------------------------------------------------------
Distribution fees payable                                                     3
-----------------------------------------------------------
Service fees payable                                                          3
--------------------------------------------------------------------------------
                                                                        140,624
--------------------------------------------------------------------------------
NET ASSETS                                                             $653,973
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                                $586,239
-----------------------------------------------------------
Undistributed net investment income                                       1,450
-----------------------------------------------------------
Undistributed net realized gain on investment transactions               13,022
-----------------------------------------------------------
Net unrealized appreciation on investments                               53,262
--------------------------------------------------------------------------------
                                                                       $653,973
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                         $638,321,539
-----------------------------------------------------------
Shares outstanding                                                   38,842,269
-----------------------------------------------------------
Net asset value per share                                                $16.43
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                           $1,042,779
-----------------------------------------------------------
Shares outstanding                                                       63,451
-----------------------------------------------------------
Net asset value per share                                                $16.43
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE ($ AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                                          $14,608,905
-----------------------------------------------------------
Shares outstanding                                                      889,506
-----------------------------------------------------------
Net asset value per share                                                $16.42
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
19

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------
Interest                                                                $ 6,313
-----------------------------------------------------------
Dividends                                                                 3,459
-----------------------------------------------------------
Securities lending                                                           67
--------------------------------------------------------------------------------
                                                                          9,839
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                           2,908
-----------------------------------------------------------
Distribution fees -- Advisor Class                                           20
-----------------------------------------------------------
Service fees -- Advisor Class                                                20
-----------------------------------------------------------
Directors' fees and expenses                                                  5
-----------------------------------------------------------
Other expenses                                                                2
--------------------------------------------------------------------------------
                                                                          2,955
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                     6,884
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                      15,490
-----------------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                            15,318
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                  30,808
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                               $37,692
================================================================================

See Notes to Financial Statements.

------
20

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                            2006         2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                      $  6,884    $ 12,056
-----------------------------------------------------
Net realized gain (loss)                                     15,490      44,163
-----------------------------------------------------
Change in net unrealized appreciation (depreciation)         15,318     (14,041)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                    37,692      42,178
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-----------------------------------------------------
  Investor Class                                             (6,904)    (11,086)
-----------------------------------------------------
  Institutional Class                                           (15)        (14)
-----------------------------------------------------
  Advisor Class                                                (156)       (254)
-----------------------------------------------------
From net realized gains:
-----------------------------------------------------
  Investor Class                                            (32,826)         --
-----------------------------------------------------
  Institutional Class                                           (66)         --
-----------------------------------------------------
  Advisor Class                                                (860)         --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                   (40,827)    (11,354)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                              25,124     (10,683)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                        21,989      20,141

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                         631,984     611,843
--------------------------------------------------------------------------------
End of period                                              $653,973    $631,984
================================================================================

Undistributed net investment income                          $1,450      $1,609
================================================================================

See Notes to Financial Statements.

------
21

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek long-term capital growth and current income. The fund pursues its objective by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

                                                                    (continued)

------
22

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS -- The fund may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
23

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
2. FEES AND TRANSACTIONS WITH RELATED PARTIES
--------------------------------------------------------------------------------
MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                                       INVESTOR      INSTITUTIONAL      ADVISOR
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                        0.90%            0.70%           0.65%
--------------------------------------------------------------------------------
Over $1 billion                         0.80%            0.60%           0.55%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended April
30, 2006 was 0.90%, 0.70%, and 0.65%, for the Investor Class, Institutional
Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended April 30, 2006, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

--------------------------------------------------------------------------------
3. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2006, totaled $601,515, of which $342,073 represented
U.S. Treasury and Agency obligations. Sales of investment securities excluding short-term investments, for the six months ended April 30, 2006, totaled
$617,990, of which $338,989 represented U.S. Treasury and Agency obligations.

                                                                    (continued)

------
24

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
4. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                          SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006

SHARES AUTHORIZED                                         200,000
================================================================================
Sold                                                        2,568      $ 42,273
-------------------------------------------------
Issued in reinvestment of distributions                     2,370        38,582
-------------------------------------------------
Redeemed                                                   (3,286)      (54,034)
--------------------------------------------------------------------------------
Net increase (decrease)                                     1,652      $ 26,821
================================================================================
YEAR ENDED OCTOBER 31, 2005

SHARES AUTHORIZED                                         200,000
================================================================================
Sold                                                        4,551      $ 75,084
-------------------------------------------------
Issued in reinvestment of distributions                       647        10,748
-------------------------------------------------
Redeemed                                                   (5,845)      (96,478)
--------------------------------------------------------------------------------
Net increase (decrease)                                      (647)     $(10,646)
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006

SHARES AUTHORIZED                                          15,000
================================================================================
Sold                                                            5         $  86
-------------------------------------------------
Issued in reinvestment of distributions                         5            81
-------------------------------------------------
Redeemed                                                      (22)         (357)
--------------------------------------------------------------------------------
Net increase (decrease)                                       (12)        $(190)
================================================================================
YEAR ENDED OCTOBER 31, 2005

SHARES AUTHORIZED                                          15,000
================================================================================
Sold                                                           64        $1,052
-------------------------------------------------
Issued in reinvestment of distributions                         1            14
-------------------------------------------------
Redeemed                                                       (4)          (68)
--------------------------------------------------------------------------------
Net increase (decrease)                                        61        $  998
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006

SHARES AUTHORIZED                                          50,000
================================================================================
Sold                                                          144       $ 2,336
-------------------------------------------------
Issued in reinvestment of distributions                        54           884
-------------------------------------------------
Redeemed                                                     (288)       (4,727)
--------------------------------------------------------------------------------
Net increase (decrease)                                       (90)      $(1,507)
================================================================================
YEAR ENDED OCTOBER 31, 2005

SHARES AUTHORIZED                                          50,000
================================================================================
Sold                                                          316       $ 5,224
-------------------------------------------------
Issued in reinvestment of distributions                        13           224
-------------------------------------------------
Redeemed                                                     (395)       (6,483)
--------------------------------------------------------------------------------
Net increase (decrease)                                       (66)      $(1,035)
================================================================================

                                                                    (continued)

------
25

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED) (AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------
5. SECURITIES LENDING
--------------------------------------------------------------------------------
As of April 30, 2006, securities in the fund valued at $83,310, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$86,795. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

--------------------------------------------------------------------------------
6. BANK LINE OF CREDIT
--------------------------------------------------------------------------------
The fund, along with certain other funds managed by ACIM or ACGIM, has a $500 million unsecured bank line of credit agreement with JPMCB, which was renewed from $575 million effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2006.

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                        $727,540
================================================================================
Gross tax appreciation of investments                                   $60,563
-----------------------------------------------------------------
Gross tax depreciation of investments                                    (8,556)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                      $52,007
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                                                                    (continued)

------
26

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                       INVESTOR CLASS
-----------------------------------------------------------------------------------------------
                                2006(1)     2005       2004       2003       2002       2001
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $16.52     $15.73     $14.77     $12.98     $14.28     $17.01
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.17       0.31       0.26       0.27       0.35       0.38
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.81       0.77       0.98       1.77      (1.30)     (2.10)
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.98       1.08       1.24       2.04      (0.95)     (1.72)
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.18)     (0.29)     (0.28)     (0.25)     (0.35)     (0.40)
--------------------------
  From Net
  Realized Gains                 (0.89)        --         --         --         --      (0.61)
-----------------------------------------------------------------------------------------------
  Total Distributions            (1.07)     (0.29)     (0.28)     (0.25)     (0.35)     (1.01)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $16.43     $16.52     $15.73     $14.77     $12.98     $14.28
===============================================================================================
  TOTAL RETURN(3)                 6.00%      6.89%      8.46%     15.92%     (6.80)%   (10.46)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.90%(4)      0.90%      0.90%      0.90%      0.90%      0.90%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.12%(4)      1.89%      1.65%      1.96%      2.46%      2.46%
--------------------------
Portfolio Turnover Rate             95%       206%       204%       133%       108%       107%
--------------------------
Net Assets, End of Period
(in millions)                      $638       $615       $595       $583       $541       $663
-----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
27

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------
                                2006(1)     2005       2004       2003       2002       2001
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $16.53     $15.73     $14.78     $12.99     $14.28     $17.01
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.19       0.33       0.28       0.41       0.37       0.41
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.79       0.80       0.98       1.66      (1.29)     (2.10)
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.98       1.13       1.26       2.07      (0.92)     (1.69)
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.19)     (0.33)     (0.31)     (0.28)     (0.37)     (0.43)
--------------------------
  From Net
  Realized Gains                 (0.89)        --         --         --         --      (0.61)
-----------------------------------------------------------------------------------------------
  Total Distributions            (1.08)     (0.33)     (0.31)     (0.28)     (0.37)     (1.04)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $16.43     $16.53     $15.73     $14.78     $12.99     $14.28
===============================================================================================
  TOTAL RETURN(3)                 6.04%      7.17%      8.61%     16.13%     (6.54)%   (10.27)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     0.70%(4)      0.70%      0.70%      0.70%      0.70%      0.70%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     2.32%(4)      2.09%      1.85%      2.16%      2.66%      2.66%
--------------------------
Portfolio Turnover Rate             95%       206%       204%       133%       108%       107%
--------------------------
Net Assets, End of Period
(in thousands)                   $1,043     $1,237       $225       $155    $16,245    $20,474
-----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
28

Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------------------------
                                                        ADVISOR CLASS
-----------------------------------------------------------------------------------------------
                                2006(1)     2005       2004       2003       2002       2001
-----------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $16.52     $15.72     $14.77     $12.97     $14.27     $17.00
-----------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)        0.15       0.27       0.22       0.22       0.31       0.34
--------------------------
  Net Realized and
  Unrealized Gain (Loss)          0.80       0.78       0.97       1.80      (1.30)     (2.10)
-----------------------------------------------------------------------------------------------
  Total From
  Investment Operations           0.95       1.05       1.19       2.02      (0.99)     (1.76)
-----------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.16)     (0.25)     (0.24)     (0.22)     (0.31)     (0.36)
--------------------------
  From Net
  Realized Gains                 (0.89)        --         --         --         --      (0.61)
-----------------------------------------------------------------------------------------------
  Total Distributions            (1.05)     (0.25)     (0.24)     (0.22)     (0.31)     (0.97)
-----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $16.42     $16.52     $15.72     $14.77     $12.97     $14.27
===============================================================================================
  TOTAL RETURN(3)                 5.81%      6.70%      8.11%     15.74%     (7.04)%   (10.69)%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                     1.15%(4)      1.15%      1.15%      1.15%      1.15%      1.15%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.87%(4)      1.64%      1.40%      1.71%      2.21%      2.21%
--------------------------
Portfolio Turnover Rate             95%       206%       204%       133%       108%       107%
--------------------------
Net Assets, End of Period
(in thousands)                  $14,609    $16,189    $16,439    $17,482    $13,985    $16,990
-----------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
29

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class, and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
30

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
31

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGENCY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of U.S.
government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The LEHMAN BROTHERS U.S. CORPORATE INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are U.S.
dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers.

The LEHMAN BROTHERS U.S. FIXED-RATE MORTGAGE-BACKED SECURITIES (MBS) INDEX is
the MBS Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National
Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA),
and the Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. TREASURY INDEX is composed of those securities included in the Lehman Brothers U.S. Aggregate Index that are public obligations of the
U.S. Treasury with a remaining maturity of one year or more.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P 500/CITIGROUP VALUE AND GROWTH INDICES are market value-weighted indices consisting of stocks in the S&P 500 Index. S&P 500/CITIGROUP VALUE consists of those stocks with lower price-to-book ratios that are slower growing or undervalued, and S&P 500/CITIGROUP GROWTH consists of those stocks with higher price-to-book ratios that are faster growing.

------
32

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0606                     (c)2006 American Century Proprietary Holdings, Inc.
SH-SAN-49688S            All rights reserved.

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy and airplane]

APRIL 30, 2006

Veedot(reg.tm) Fund

[american century investments logo and text logo]

VEEDOT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Veedot(reg.tm) Fund for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the  Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Chief Investment Officer]

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year, providing fuel for a dose of investor enthusiasm that pushed U.S. broad market indices to solid gains in the six-month period ended April 30, 2006.

As measured in gross domestic product (GDP), U.S. economic growth slowed to 1.7%
in the fourth quarter of 2005 as energy supply interruptions caused by hurricanes Rita and Katrina - and a corresponding spike in oil and natural gas prices - filtered through the economy. Other temporary business and employment disruptions caused by those two storms further muted economic vitality in the final months of 2005.

By January 2006, however, economic growth reaccelerated, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Not even rising commodity prices and rising interest rates halted the momentum, with GDP growth of 5.3% in the first quarter of 2006 more than tripling the rate of the previous quarter.

The surge in many commodity values gave the Federal Reserve one reason to keep its string of interest rate hikes intact, even though broader inflation remained modest. The Fed boosted its short-term rate target to 4.75% in the period with four consecutive quarter-point increases.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout the period, even after short-term interest rates briefly surpassed long-term yields in the final week of 2005.

Such yield-curve inversions historically presage a recession. But long-term yields finally inched upward in early 2006, with the benchmark 10-year Treasury note topping the 5% level for the first time in four years.

Investors normally disdain rising 10-year yields. Nevertheless, equity markets surged, and as they have since 1999, stocks with smaller capitalizations once more set the pace. But large-cap returns outperformed in the period's final month, when gasoline prices again crept to near $3 per gallon.

Growth stocks also found more favor. Among small- and mid-cap stocks, returns on growth issues surpassed returns for value stocks in the 6-month period.
Large-cap growth continued languishing behind large-cap value, though, with the latter garnering substantial support from energy conglomerates riding record profits and surging share prices.

SIX-MONTH TOTAL RETURNS
AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 9.64%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                 10.24%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       10.02%
--------------------------------------------------------------------------------

(1) Total returns less than one year are not annualized.

------
2

Veedot - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                ----------------------
                                               AVERAGE ANNUAL RETURNS
-------------------------------------------------------------------------------------
                                                                 SINCE      INCEPTION
                               6 MONTHS(1)   1 YEAR   5 YEARS   INCEPTION     DATE
-------------------------------------------------------------------------------------
INVESTOR CLASS                                                              11/30/99
   Before redemption fee         15.98%      28.94%    5.30%      4.07%
   Net of redemption fee(2)      13.66%      26.36%    5.30%      4.07%
-------------------------------------------------------------------------------------
RUSSELL 3000 INDEX(3)(4)         10.70%      18.08%    3.94%      1.97%        --
-------------------------------------------------------------------------------------
DOW JONES WILSHIRE
5000 TOTAL MARKET INDEX          11.05%      18.85%    4.54%      2.00%        --
-------------------------------------------------------------------------------------
 INSTITUTIONAL CLASS                                                         8/1/00
    Before redemption fee        15.99%      29.05%    5.48%      1.13%
    Net of redemption fee(2)     13.67%      26.47%    5.48%      1.13%
-------------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) Returns reflect the deduction of a 2.00% redemption fee, incurred if shares were redeemed within the first five years after purchase.

(3) In August of 2005, the fund's benchmark changed from the Dow Jones Wilshire
    5000 Total Market Index to the Russell 3000 Index. The fund's investment advisor believes this index better represents the fund's portfolio composition.

(4) Data provided by Lipper Inc. - A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The Veedot Fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
3

Veedot - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made November 30, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30

-----------------------------------------------------------------------------------------
                           2000*     2001      2002      2003     2004    2005     2006
-----------------------------------------------------------------------------------------
=========================================================================================
Investor Class
(before redemption fee)   35.20%   -26.18%    -4.21%   -20.92%   32.28%   0.20%   28.94%
-----------------------------------------------------------------------------------------
Russell 3000               7.32%   -12.96%   -10.73%   -13.99%   25.11%   6.97%   18.08%
-----------------------------------------------------------------------------------------
Dow Jones Wilshire
5000 Total
Market Index               5.88%   -14.10%    -9.88%   -13.58%   26.08%   6.99%   18.85%
-----------------------------------------------------------------------------------------

* From 11/30/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The Veedot Fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Veedot - Portfolio Commentary

PORTFOLIO MANAGERS: JOHN SMALL, JR. AND STEPHEN POOL.

American Century Veedot gained 15.98%* in the six months ended April 30, 2006, surpassing the 10.70% return of its benchmark, the Russell 3000 Index, and the
12.32%** return of the Lipper Multi-Cap Core Funds Index measuring its peers.
Veedot's average annual return also exceeds both the benchmark and the peer index for each of the past 1- and 5-year periods.

RIGHT PLACES, RIGHT TIME

Veedot's systematic investment process guides it to stocks that show acceleration in earnings and revenue. As a result, that process led the portfolio to overweights in numerous sectors enjoying sound overall financial growth in the latest six-month period, growth reflected in stock market returns.

In particular, Veedot garnered relative outperformance from overweight stakes and solid security selection in industrials and materials. The first of those sectors benefited from rising corporate capital expenditures, which partly fed soaring commodity prices that boosted profits for raw materials providers. Those sectors ranked as the top two in terms of total return within the benchmark.

The portfolio's biggest relative and absolute contributions, though, came from information technology. Veedot deftly avoided some struggling software and
Internet-related stocks while choosing others in those same industries whose shares appreciated in value.

Stakes in several semiconductor companies, another industry benefiting from the surge in capital spending, further boosted returns. Overall, Veedot's stake in
IT accounted for a quarter of its total portfolio holdings, and its total return in the sector equaled two-and-a-half times the benchmark's IT performance.

HEAVY WEIGHTINGS SET PACE

One individual stake in the semiconductor industry, New Jersey-based Anadigics,
Inc., led all individual contributors to Veedot on both a relative and total-return basis. The maker of integrated circuits and radio frequency solutions for wireless handset and broadband applications enjoyed booming demand for its products, and its shares rallied 168%.

The portfolio's second-leading contributor in terms of total return and third-best performer on a relative basis, Investment Technology Group Inc.
(ITG), reaped the windfalls of a rising

TOP TEN HOLDINGS
AS OF APRIL 30, 2006

--------------------------------------------------------------------------------
                                           % OF                % OF
                                        NET ASSETS          NET ASSETS
                                           AS OF               AS OF
                                          4/30/06            10/31/05
--------------------------------------------------------------------------------
Investment Technology
Group Inc.                                 1.8%                 1.1%
--------------------------------------------------------------------------------
Anadigics, Inc.                            1.5%                 0.6%
--------------------------------------------------------------------------------
JLG Industries Inc.                        1.5%                 1.0%
--------------------------------------------------------------------------------
The9 Ltd. ADR                              1.4%                   --
--------------------------------------------------------------------------------
Technitrol, Inc.                           1.4%                 0.6%
--------------------------------------------------------------------------------
NutriSystem, Inc.                          1.4%                 0.4%
--------------------------------------------------------------------------------
Geo Group Inc. (The)                       1.4%                   --
--------------------------------------------------------------------------------
Smith Micro Software Inc.                  1.3%                 0.2%
--------------------------------------------------------------------------------
Sirenza Microdevices, Inc.                 1.3%                   --
--------------------------------------------------------------------------------
Eagle Materials Inc.                       1.3%                 0.4%
--------------------------------------------------------------------------------

* All fund returns referenced in this commentary are for Investor Class shares and are not reduced by any redemption fees. Had redemption fees been applied, returns would have been lower. Total returns for periods less than one year are not annualized.

** The Lipper Multi-Cap Core Funds Index returned 21.20% and 4.49% for the one-
and five-year periods ended April 30, 2006, respectively.

(continued)

------
5

Veedot - Portfolio Commentary

stock market as the period progressed. The market's gains coincided with an increased interest in stock trading that buoyed transactions in the company's capital markets trading business. Veedot's top average overweight position in the period, ITG's shares rose 63%.

OVERCOMING TROUBLE IN HEALTH CARE

The health care sector encountered an array of difficult issues in the period, ranging from a lackluster new drug pipeline in the pharmaceuticals industry to reimbursement issues and rising costs that plagued managed care providers.

Veedot maintained an advantageous underweight in the sector, but it couldn't avoid the pain caused by stakes in several health care providers and, in particular, one biotech drug company.

That company, NPS Pharmaceuticals, ranked as Veedot's worst relative and absolute detractor. Shares in the Salt Lake City-based company fell 38% during one trading session in early March after the Food and Drug Administration requested additional clinical information concerning an osteoporosis drug the company wants to market. Veedot's technical process flags such precipitous declines, and the portfolio quickly shed its position in the company.

Meanwhile, poor security selection in the oil and gas industry overshadowed strong returns from stakes in providers of energy equipment and services. For the most part, the energy sector benefited from a 20% gain in crude oil prices during the period. But a mild winter across much of the United States slashed natural gas prices almost in half -- and also slashed the share prices of several independent gas producers in the portfolio.

INVESTMENT PHILOSOPHY

Using its systematic and technically driven investment process, Veedot will continue focusing on finding companies whose fundamental characteristics meet strict requirements for accelerating earnings and revenue growth. For inclusion into the portfolio, such companies also must have historical stock price performance that suggests impending share price appreciation.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006

--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Capital Markets                           9.0%                  7.4%
--------------------------------------------------------------------------------
Energy Equipment & Services               7.5%                  6.1%
--------------------------------------------------------------------------------
Commercial Banks                          7.2%                  2.8%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure             5.4%                  1.6%
--------------------------------------------------------------------------------
Communications Equipment                  5.3%                  3.8%
--------------------------------------------------------------------------------
TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------

                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Domestic Common Stocks                   85.4%                 87.5%
--------------------------------------------------------------------------------
Foreign Common Stocks*                    3.6%                 11.8%
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                      89.0%                 99.3%
--------------------------------------------------------------------------------
Temporary Cash Investments                0.9%                  0.6%
--------------------------------------------------------------------------------
Other Assets and Liabilities             10.1%                  0.1%
--------------------------------------------------------------------------------

* Includes depositary shares and foreign ordinary shares.

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
7

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                 BEGINNING         ENDING         EXPENSES PAID
                  ACCOUNT          ACCOUNT        DURING PERIOD*     ANNUALIZED
                   VALUE            VALUE          11/1/05 -          EXPENSE
                  11/1/05          4/30/06           4/30/06           RATIO*
--------------------------------------------------------------------------------
VEEDOT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
 Investor
 Class             $1,000         $1,159.80          $8.03              1.50%
--------------------------------------------------------------------------------
 Institutional
 Class             $1,000         $1,159.90          $6.96              1.30%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
 Investor
 Class             $1,000         $1,017.36          $7.50              1.50%
--------------------------------------------------------------------------------
 Institutional
 Class             $1,000         $1,018.35          $6.51              1.30%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Veedot - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 89.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 3.4%
--------------------------------------------------------------------------------
   66,000    HEICO Corp.                                         $    2,164,800
--------------------------------------------------------------------------------
   62,500    Moog Inc. Cl A(1)                                        2,340,625
--------------------------------------------------------------------------------
   31,000    United Industrial Corp.                                  2,036,700
--------------------------------------------------------------------------------
                                                                      6,542,125
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 0.9%
--------------------------------------------------------------------------------
   15,000    FedEx Corporation                                        1,726,950
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.9%
--------------------------------------------------------------------------------
   31,000    Gilead Sciences, Inc.(1)                                 1,782,500
--------------------------------------------------------------------------------
BUILDING PRODUCTS - 1.1%
--------------------------------------------------------------------------------
   31,500    Ameron International Corp.                               2,069,235
--------------------------------------------------------------------------------
CAPITAL MARKETS - 9.0%
--------------------------------------------------------------------------------
   12,500    Blackrock Inc.                                           1,894,250
--------------------------------------------------------------------------------
   30,500    Greenhill & Co. Inc.                                     2,163,060
--------------------------------------------------------------------------------
   66,500    Investment Technology
             Group Inc.(1)                                            3,523,835
--------------------------------------------------------------------------------
   43,500    Investors Financial
             Services Corporation                                     2,081,910
--------------------------------------------------------------------------------
   11,500    Lehman Brothers Holdings Inc.                            1,738,225
--------------------------------------------------------------------------------
   64,000    OptionsXpress Holdings, Inc.                             2,016,000
--------------------------------------------------------------------------------
  116,500    Schwab (Charles) Corp.                                   2,085,350
--------------------------------------------------------------------------------
   24,000    T. Rowe Price Group Inc.                                 2,020,560
--------------------------------------------------------------------------------
                                                                     17,523,190
--------------------------------------------------------------------------------
CHEMICALS - 2.1%
--------------------------------------------------------------------------------
   77,466    American Vanguard Corp.                                  1,898,692
--------------------------------------------------------------------------------
  252,500    PolyOne Corp.(1)                                         2,242,200
--------------------------------------------------------------------------------
                                                                      4,140,892
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 7.2%
--------------------------------------------------------------------------------
  144,000    Banco Santander Central
             Hispano SA ADR                                           2,208,960
--------------------------------------------------------------------------------
   65,500    Cascade Bancorp                                          1,908,670
--------------------------------------------------------------------------------
   33,000    First Community Bancorp Inc.                             1,914,000
--------------------------------------------------------------------------------
   33,000    Intervest Bancshares Corp.(1)                            1,319,670
--------------------------------------------------------------------------------
   22,500    PNC Financial Services Group                             1,608,075
--------------------------------------------------------------------------------
   57,432    Seacoast Banking Corp.
             of Florida                                               1,582,826
--------------------------------------------------------------------------------
   92,000    Sterling Bancshares, Inc.                                1,523,520
--------------------------------------------------------------------------------
   70,000    Trico Bancshares                                         1,910,300
--------------------------------------------------------------------------------
                                                                     13,976,021
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 2.1%
--------------------------------------------------------------------------------
   75,000    Geo Group Inc. (The)(1)                                  2,688,000
--------------------------------------------------------------------------------
   69,500    NCO Group, Inc.(1)                                       1,490,775
--------------------------------------------------------------------------------
                                                                      4,178,775
--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 5.3%
--------------------------------------------------------------------------------
   90,500    Cisco Systems Inc.(1)                               $    1,895,975
--------------------------------------------------------------------------------
  133,000    Foundry Networks, Inc.(1)                                1,889,930
--------------------------------------------------------------------------------
  150,500    Packeteer Inc.(1)                                        1,965,530
--------------------------------------------------------------------------------
   38,500    QUALCOMM Inc.                                            1,976,590
--------------------------------------------------------------------------------
  245,000    Sirenza Microdevices, Inc.(1)                            2,592,100
--------------------------------------------------------------------------------
                                                                     10,320,125
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 0.9%
--------------------------------------------------------------------------------
  106,500    LaserCard Corp.(1)                                       1,810,500
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.6%
--------------------------------------------------------------------------------
   13,500    Jacobs Engineering
             Group Inc.(1)                                            1,116,450
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 3.5%
--------------------------------------------------------------------------------
   37,500    Eagle Materials Inc.                                     2,484,375
--------------------------------------------------------------------------------
   21,000    Martin Marietta Materials, Inc.                          2,229,360
--------------------------------------------------------------------------------
   26,000    Vulcan Materials Co.                                     2,208,960
--------------------------------------------------------------------------------
                                                                      6,922,695
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.0%
--------------------------------------------------------------------------------
   71,000    AT&T Inc.                                                1,860,910
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%
--------------------------------------------------------------------------------
   23,500    Emerson Electric Co.                                     1,996,325
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 4.4%
--------------------------------------------------------------------------------
  147,000    Aeroflex Inc.(1)                                         1,853,670
--------------------------------------------------------------------------------
   58,000    Littelfuse, Inc.(1)                                      1,872,820
--------------------------------------------------------------------------------
   58,500    Molex Inc.                                               2,171,520
--------------------------------------------------------------------------------
  109,000    Technitrol, Inc.                                         2,729,360
--------------------------------------------------------------------------------
                                                                      8,627,370
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES - 7.5%
--------------------------------------------------------------------------------
   21,000    Diamond Offshore Drilling, Inc.                          1,906,170
--------------------------------------------------------------------------------
   31,000    ENSCO International Inc.                                 1,658,190
--------------------------------------------------------------------------------
   40,500    Global SantaFe Corp.                                     2,479,005
--------------------------------------------------------------------------------
   32,000    Schlumberger Ltd.                                        2,212,480
--------------------------------------------------------------------------------
   42,500    TETRA Technologies, Inc.(1)                              2,091,000
--------------------------------------------------------------------------------
   36,000    Tidewater Inc.                                           2,096,640
--------------------------------------------------------------------------------
   42,500    Weatherford International Ltd.(1)                        2,249,525
--------------------------------------------------------------------------------
                                                                     14,693,010
--------------------------------------------------------------------------------
GAS UTILITIES - 2.1%
--------------------------------------------------------------------------------
   58,500    Laclede Group, Inc. (The)                                1,994,850
--------------------------------------------------------------------------------
   62,000    ONEOK, Inc.                                              2,046,620
--------------------------------------------------------------------------------
                                                                      4,041,470
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT
& SUPPLIES - 2.1%
--------------------------------------------------------------------------------
   30,000    Analogic Corporation                                     1,892,700
--------------------------------------------------------------------------------
   82,500    Meridian Bioscience Inc.                                 2,141,700
--------------------------------------------------------------------------------
                                                                      4,034,400
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
9

Veedot - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.0%
--------------------------------------------------------------------------------
   39,500    Healthways, Inc.(1)                                 $    1,937,870
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 5.4%
--------------------------------------------------------------------------------
   71,500    Isle of Capri Casinos, Inc.(1)                           2,230,800
--------------------------------------------------------------------------------
  157,500    Multimedia Games, Inc.(1)                                2,171,925
--------------------------------------------------------------------------------
   49,000    Penn National Gaming, Inc.(1)                            1,995,280
--------------------------------------------------------------------------------
   57,500    Sonic Corp.(1)                                           1,949,825
--------------------------------------------------------------------------------
   59,000    Starbucks Corporation(1)                                 2,198,930
--------------------------------------------------------------------------------
                                                                     10,546,760
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.0%
--------------------------------------------------------------------------------
  106,000    Hooker Furniture Corp.                                   1,980,080
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 1.9%
--------------------------------------------------------------------------------
   24,000    3M Co.                                                   2,050,320
--------------------------------------------------------------------------------
   19,000    Textron Inc.                                             1,709,050
--------------------------------------------------------------------------------
                                                                      3,759,370
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 2.4%
--------------------------------------------------------------------------------
   72,000    Coldwater Creek Inc.(1)                                  2,013,120
--------------------------------------------------------------------------------
   40,000    NutriSystem, Inc.(1)                                     2,714,400
--------------------------------------------------------------------------------
                                                                      4,727,520
--------------------------------------------------------------------------------
MACHINERY - 2.7%
--------------------------------------------------------------------------------
  102,000    JLG Industries Inc.                                      2,925,360
--------------------------------------------------------------------------------
   56,000    Kaydon Corporation                                       2,404,640
--------------------------------------------------------------------------------
                                                                      5,330,000
--------------------------------------------------------------------------------
METALS & MINING - 2.3%
--------------------------------------------------------------------------------
   65,000    Alcoa Inc.                                               2,195,700
--------------------------------------------------------------------------------
   25,000    Reliance Steel &
             Aluminum Company                                         2,223,750
--------------------------------------------------------------------------------
                                                                      4,419,450
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 3.0%
--------------------------------------------------------------------------------
  317,500    Blue Dolphin Energy Co.(1)                               1,736,725
--------------------------------------------------------------------------------
   21,500    Occidental Petroleum Corp.                               2,208,910
--------------------------------------------------------------------------------
   50,000    World Fuel Services Corp.                                2,002,000
--------------------------------------------------------------------------------
                                                                      5,947,635
--------------------------------------------------------------------------------
ROAD & RAIL - 1.0%
--------------------------------------------------------------------------------
   21,500    Union Pacific Corp.                                      1,961,015
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.5%
--------------------------------------------------------------------------------
  327,000    Anadigics, Inc.(1)                                       2,926,650
--------------------------------------------------------------------------------
  295,500    Skyworks Solutions, Inc.(1)                              2,112,825
--------------------------------------------------------------------------------
   67,500    Trident Microsystems, Inc.(1)                            1,795,500
--------------------------------------------------------------------------------
                                                                      6,834,975
--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
SOFTWARE - 5.0%
--------------------------------------------------------------------------------
   45,000    FactSet Research Systems Inc.                       $    1,986,300
--------------------------------------------------------------------------------
  211,000    Smith Micro Software Inc.(1)                             2,620,620
--------------------------------------------------------------------------------
  357,500    SumTotal Systems Inc.(1)                                 2,398,825
--------------------------------------------------------------------------------
   93,000    The9 Ltd. ADR(1)                                         2,789,070
--------------------------------------------------------------------------------
                                                                      9,794,815
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 3.1%
--------------------------------------------------------------------------------
   55,500    Claire's Stores Inc.                                     1,954,710
--------------------------------------------------------------------------------
   45,500    GameStop Corp. Cl B(1)                                   1,932,385
--------------------------------------------------------------------------------
   41,000    Group 1 Automotive, Inc.                                 2,237,780
--------------------------------------------------------------------------------
                                                                      6,124,875
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.6%
--------------------------------------------------------------------------------
   33,000   FirstFed Financial Corp.(1)                               2,075,370
--------------------------------------------------------------------------------
   58,500   Willow Grove Bancorp, Inc.                                1,033,110
--------------------------------------------------------------------------------
                                                                      3,108,480
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $149,660,147)                                                 173,835,788
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.9%
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America  Securities, LLC,
(collateralized by various  U.S. Treasury obligations,
6.875% - 8.75%,  8/15/20 - 8/15/25, valued at $1,731,565),
in a joint trading account at 4.65%,  dated 4/28/06,
due 5/1/06 (Delivery value $1,700,659)
(Cost $1,700,000)                                                     1,700,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 89.9%
(Cost $151,360,147)                                                 175,535,788
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - 10.1%                                 19,698,953
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $195,234,741
================================================================================

--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $151,360,147)             $175,535,788
------------------------------------------------------------
Receivable for investments sold                                      19,950,056
------------------------------------------------------------
Dividends and interest receivable                                        90,972
--------------------------------------------------------------------------------
                                                                    195,576,816
--------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of demand deposit cash                           99,031
------------------------------------------------------------
Accrued management fees                                                 243,044
--------------------------------------------------------------------------------
                                                                        342,075
--------------------------------------------------------------------------------
NET ASSETS                                                         $195,234,741
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                            $241,603,548
------------------------------------------------------------
Accumulated net investment loss                                       (668,383)
------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                  (69,876,065)
------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                      24,175,641
--------------------------------------------------------------------------------
                                                                   $195,234,741
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $183,039,880
------------------------------------------------------------
Shares outstanding                                                   28,338,104
------------------------------------------------------------
Net asset value per share                                                 $6.46
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $  12,194,861
------------------------------------------------------------
Shares outstanding                                                    1,867,250
------------------------------------------------------------
Net asset value per share                                                 $6.53
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------
Dividends (net of foreign taxes withheld of $13,086)               $    700,138
------------------------------------------------------------
Interest                                                                 80,947
--------------------------------------------------------------------------------
                                                                        781,085
--------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------
Management fees                                                       1,445,536
------------------------------------------------------------
Directors' fees and expenses                                              1,363
------------------------------------------------------------
Other expenses                                                            2,569
--------------------------------------------------------------------------------
                                                                      1,449,468
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (668,383)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
and foreign currency transactions                                    22,965,245
------------------------------------------------------------
Change in net unrealized appreciation (depreciation)
on investments and translation of assets
and liabilities in foreign currencies                                 6,393,268
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                              29,358,513
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $28,690,130
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           2006       2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                         $  (668,383)  $ (1,079,316)
-------------------------------------------------
Net realized gain (loss)                               22,965,245     25,010,629
-------------------------------------------------
Change in net unrealized
appreciation (depreciation)                             6,393,268    (2,501,295)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              28,690,130     21,430,018
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      (22,973,041)   (63,930,650)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   5,717,089   (42,500,632)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   189,517,652     232,018,28
--------------------------------------------------------------------------------
End of period                                        $195,234,741   $189,517,652
================================================================================
Accumulated net investment loss                        $(668,383)             --
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940
Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to have better than average prospects for appreciation. The fund uses an approach to common stock investing developed by American Century.
This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Institutional Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

(continued)

------
14

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 2% redemption fee on shares held less than five years. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
15

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of the fund is as follows:

--------------------------------------------------------------------------------
                                                     INVESTOR    INSTITUTIONAL
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $250 million                                     1.50%         1.30%
--------------------------------------------------------------------------------
Next $250 million                                      1.30%         1.10%
--------------------------------------------------------------------------------
Over $500 million                                      1.10%         0.90%
--------------------------------------------------------------------------------

The effective annual management fee for the six months ended April 30, 2006 was
1.50% and 1.30% for the Investor Class and Institutional Class, respectively.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services,
LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six-months ended April 30, 2006, were $312,517,662 and $356,161,974, respectively.

(continued)

------
16

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                      SHARES        AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                                 200,000,000
================================================================================
Sold                                                  639,508       $  4,010,271
--------------------------------------------
Redeemed                                          (4,247,373)    (25,960,627)(1)
--------------------------------------------------------------------------------
Net increase (decrease)                           (3,607,865)      $(21,950,356)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                                 200,000,000
================================================================================
Sold                                                  846,849      $   4,523,633
--------------------------------------------
Redeemed                                         (12,307,748)    (66,288,038)(2)
--------------------------------------------------------------------------------
Net increase (decrease)                          (11,460,899)      $(61,764,405)
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                  144,796      $     915,169
--------------------------------------------
Redeemed                                            (309,259)        (1,937,854)
--------------------------------------------------------------------------------
Net increase (decrease)                             (164,463)      $ (1,022,685)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                                  50,000,000
================================================================================
Sold                                                  166,129      $     917,669
--------------------------------------------
Redeemed                                            (565,545)        (3,083,914)
--------------------------------------------------------------------------------
Net increase (decrease)                             (399,416)      $ (2,166,245)
================================================================================

(1)  Net of redemption fees of $49,379.

(2)  Net of redemption fees of $334,934.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended April 30, 2006.

6. RISK FACTORS

The fund's investment process may involve high portfolio turnover and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

(continued)

------
17

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $151,409,759
================================================================================
Gross tax appreciation of investments                              $25,824,524
----------------------------------------------------------------
Gross tax depreciation of investments                              (1,698,495)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $24,126,029
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2005, the fund had accumulated capital losses of $92,082,814, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $59,765,362 and $32,317,452 expire in 2009 and 2010, respectively.

------
18

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                           INVESTOR CLASS
--------------------------------------------------------------------------------
                      2006(1)    2005      2004      2003       2002       2001
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset
Value, Beginning
of Period              $5.57     $5.06    $4.99     $3.77       $4.32      $5.92
--------------------------------------------------------------------------------
Income From
Investment
Operations
------------------
  Net
  Investment
  Income (Loss)(2)    (0.02)    (0.03)    (0.03)    (0.03)      (0.01)     --(3)
------------------
  Net Realized
  and Unrealized
  Gain (Loss)           0.91      0.53      0.09      1.24      (0.55)    (1.60)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations            0.89      0.50      0.06      1.21      (0.56)    (1.60)
--------------------------------------------------------------------------------
Redemption
Fees(4)                --(3)      0.01      0.01      0.01       0.01         --
--------------------------------------------------------------------------------
Net Asset
Value, End
of Period              $6.46     $5.57     $5.06     $4.99      $3.77      $4.32
================================================================================
  TOTAL RETURN(5)     15.98%    10.08%     1.40%    32.36%   (12.73)%   (27.03)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets  1.50%(6)     1.50%     1.50%     1.50%      1.50%      1.50%
------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets        (0.70)%(6)   (0.51)%   (0.57)%   (0.68)%    (0.31)%    (0.09)%
------------------
Portfolio
Turnover Rate           162%      399%      344%      415%       330%       410%
------------------
Net Assets,
End of Period
(in thousands)      $183,040  $178,078  $219,618  $228,724   $187,451   $231,108
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-
    share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------

19

Veedot - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED OCTOBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS
----------------------------------------------------------------------------------
                        2006(1)    2005      2004      2003       2002       2001
----------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------
Net Asset
Value, Beginning
of Period                $5.63     $5.10     $5.02     $3.79      $4.33      $5.92
----------------------------------------------------------------------------------
Income From
Investment
Operations
-------------------
  Net Investment
  Income (Loss)(2)      (0.02)    (0.02)    (0.02)    (0.02)      --(3)       0.01
-------------------
  Net Realized and
  Unrealized
  Gain (Loss)             0.92      0.54      0.09      1.24     (0.55)     (1.60)
----------------------------------------------------------------------------------
  Total From
  Investment
  Operations              0.90      0.52      0.07      1.22     (0.55)     (1.59)
----------------------------------------------------------------------------------
Redemption
Fees(4)                  --(3)      0.01      0.01      0.01       0.01         --
----------------------------------------------------------------------------------
Net Asset
Value, End
of Period                $6.53     $5.63     $5.10     $5.02      $3.79      $4.33
==================================================================================
  TOTAL RETURN(5)       15.99%    10.39%     1.59%    32.45%   (12.47)%   (26.86)%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets    1.30%(6)     1.30%     1.30%     1.30%      1.30%      1.30%
-------------------
Ratio of Net
Investment Income
(Loss) to Average
Net Assets          (0.50)%(6)   (0.31)%   (0.37)%   (0.48)%    (0.11)%      0.11%
-------------------
Portfolio
Turnover Rate             162%      399%      344%      415%       330%       410%
-------------------
Net Assets,
End of Period
(in thousands)         $12,195   $11,440   $12,400   $12,458     $8,709     $9,659
----------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) The fund adopted the provisions of the revised AICPA Audit and Accounting
    Guide for Investment Companies which requires the disclosure of the per-
    share effect of redemption fees. Periods prior to November 1, 2001, have not been restated to reflect this change. Amounts computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
20

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Institutional Class. The total expense ratio for Institutional Class shares is lower than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
22

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The DOW JONES WILSHIRE 5000 TOTAL MARKET INDEX measures the performance of all
U.S. headquartered equity securities with readily available price data.

The LIPPER MULTI-CAP CORE FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Multi-Cap Core fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 3000(reg.tm) INDEX measures the performance of the 3,000 largest
U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4 billion;
the median market capitalization was approximately $700 million. The index had a total market capitalization range of approximately $309 billion to $128 million.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
23

Notes

------
24

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                    PRSRT STD
P.O. Box 419200                                             U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0606
SH-SAN-49694S

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy and airplane]

APRIL 30, 2006

Capital Value Fund

[american century investments logo and text logo]

CAPITAL VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by
American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century Capital Value Fund for the six months ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site, americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor, and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
FORTUNE magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Market Perspective

[photo of Chief Investment Officer]

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

WHAT HAPPENED IN THE ECONOMY

A short-lived economic slowdown on the heels of last summer's devastating Gulf
Coast hurricanes gave way to a strong rebound after the first of the year, providing fuel for a dose of investor enthusiasm that pushed U.S. broad market indices to solid gains in the 6-month period ended April 30, 2006.

As measured in gross domestic product (GDP), U.S. economic growth slowed to 1.7%
in the fourth quarter of 2005 as energy supply interruptions caused by hurricanes Rita and Katrina - and a corresponding spike in oil and natural gas prices - filtered through the economy. Other temporary business and employment disruptions caused by those two storms further muted economic vitality in the final months of 2005.

By January 2006, however, economic growth reaccelerated, with retailers reporting strong post-holiday sales and overall corporate profits remaining robust. Not even rising commodity prices and rising interest rates halted the momentum, with GDP growth of 5.3% in the first quarter of 2006 more than tripling the rate of the previous quarter.

The surge in many commodity values gave the Federal Reserve one reason to keep its string of interest rate hikes intact, even though broader inflation remained modest. The Fed boosted its short-term rate target to 4.75% in the period with four consecutive quarter-point increases.

WHAT HAPPENED IN THE MARKET

The notion that the Fed might soon stop raising rates helped feed investors'
appetites throughout the period, even after short-term interest rates briefly surpassed long-term yields in the final week of 2005.

Such yield-curve inversions historically presage a recession. But long-term yields finally inched upward in early 2006, with the benchmark 10-year Treasury note topping the 5% level for the first time in four years.

Investors normally disdain rising 10-year yields. Nevertheless, equity markets surged, and as they have since 1999, stocks with smaller capitalizations once more set the pace. But large-cap returns outperformed in the period's final month, when gasoline prices again crept to near $3 per gallon.

Among small- and mid-cap stocks, returns on value stocks lagged returns for growth stocks in the 6-month period. Large-cap value continued surpassing large-cap growth, though, with the former garnering substantial support from energy conglomerates riding record profits and surging share prices.

SIX-MONTH TOTAL RETURNS
AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                 9.64%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                 10.24%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                       10.02%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

Capital Value - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                               ----------------------
                                               AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                          6 MONTHS(1)   1 YEAR   5 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
INVESTOR CLASS              9.71%       13.69%    6.94%      7.61%      3/31/99
  Return After-Tax
    on Distributions(2)     9.30%       13.27%    6.60%      7.22%
  Return After-Tax on
    Distributions and
    Sale of Shares(2)       6.82%        9.42%    5.85%      6.43%
--------------------------------------------------------------------------------
RUSSELL 1000
VALUE INDEX(3)             12.87%       18.31%    7.30%      6.78%         --
--------------------------------------------------------------------------------
Institutional Class         9.77%       13.91%     --        8.27%       3/1/02
  Return After-Tax
    on Distributions(2)     9.33%       13.45%     --        7.92%
  Return After-Tax
    on Distributions
    and Sale of Shares(2)   6.89%        9.60%     --        7.02%
--------------------------------------------------------------------------------
Advisor Class               9.45%       13.42%     --       15.44%      5/14/03
  Return After-Tax
    on Distributions(2)     9.09%       13.04%     --       15.22%
  Return After-Tax on
    Distributions and
    Sale of Shares(2)       6.60%        9.19%     --       13.36%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) Data provided by Lipper Inc. - A Reuters Company (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For more information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
3

Capital Value - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
----------------------------------------------------------------------------------------
                   1999*    2000     2001     2002      2003     2004     2005     2006
----------------------------------------------------------------------------------------
 Investor Class
 (before tax)     10.20%   -6.71%   16.92%    0.21%   -12.11%   26.67%   10.31%   13.69%
----------------------------------------------------------------------------------------
 Russell 1000
 Value Index       9.34%   -3.88%    6.43%   -3.91%   -13.01%   26.26%   13.92%   18.31%
----------------------------------------------------------------------------------------

* From 3/31/99, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For more information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

Capital Value - Portfolio Commentary

PORTFOLIO MANAGERS: BRENDAN HEALY, CHUCK RITTER, AND MARK MALLON.

American Century Capital Value advanced 9.71%(1) during the six months ended
April 30, 2006, trailing the 12.87% return of its benchmark, the Russell 1000
Value Index, but slightly surpassing the 9.64% gain of the S&P 500 Index(2), which measures the broader stock market.

Over the long term, Capital Value has proved its worth. On a 5-year basis, the portfolio ranks in the top 12th percentile of the 286 funds in the Lipper large-cap value peer group(3). During that time, the fund's average annual return of 6.94% surpasses the Lipper Large-Cap Value Funds Index's return of
4.19%(4).

OPPORTUNITIES IN BROADLY DIVERSIFIED, MEGA-CAP STOCKS

The fund's investment process looks for stocks that appear attractively priced given their current fundamentals and business prospects. A sector or market group that underperforms the market tends to gain increasing attention in the portfolio. These moves to lagging areas can hurt the fund's performance in the short-term, but we make them with the belief that long-term performance will benefit from investments in areas of the market we perceive as cheap.

One area of the market that certainly has gotten cheaper during the last few years is that of mega-cap value stocks. During the last five years, returns of the biggest large-cap value stocks, so-called mega-cap value stocks, have trailed other large-cap value stocks.

In our view, that underperformance gradually has made many giants of American business more attractively priced than other large-cap stocks. Typically, these companies feature broadly diversified business models, generally leading to more stable fundamentals. Reacting to their attractive prices, the fund has increased its exposure to mega-cap stocks over the last few years and generally preferred more diversified business models rather than niche plays.

SOLID RETURNS IN ENERGY

In the 6-month period, the fund had a modest underweight in energy stocks, the broad market's best-performing sector since 2004. The fund's exposure generally consisted of multi-national integrated oil companies, such as Exxon Mobil and
Chevron.

TOP TEN HOLDINGS
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Citigroup Inc.                            4.9%                  4.4%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         4.7%                  4.3%
--------------------------------------------------------------------------------
Bank of America Corp.                     3.6%                  3.4%
--------------------------------------------------------------------------------
Royal Dutch Shell plc ADR                 2.9%                  2.8%
--------------------------------------------------------------------------------
Freddie Mac                               2.9%                  3.2%
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                   2.7%                  2.5%
--------------------------------------------------------------------------------
Chevron Corp.                             2.5%                  2.2%
--------------------------------------------------------------------------------
Wells Fargo & Co.                         2.3%                  2.1%
--------------------------------------------------------------------------------
ConocoPhillips                            2.2%                  2.4%
--------------------------------------------------------------------------------
Wachovia Corp.                            1.8%                  1.6%
--------------------------------------------------------------------------------

(1) All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

(2) The S&P 500 Index returned 15.42% and 2.70% for the one- and five-year periods ended April 30, 2006, respectively.

(3) Capital Value ranks in the top 75th percentile of the 495 funds in the Lipper large-cap value peer group for the one-year period ended April
    30, 2006. Lipper rankings are based on average annual total returns.

(4) The Lipper Large-Cap Value Funds Index returned 16.96% for the one-year period ended April 30, 2006.

(continued)

------
5

Capital Value - Portfolio Commentary

While such energy stocks performed well on an absolute basis, they trailed more specialized energy stocks focused on refining, exploration or oil field services. While narrowly focused energy stocks may offer more operational leverage amid the sector's current favorable trends, we believe the benefits of diversification will become more apparent if the energy environment turns hostile.

ABSOLUTE BOOST FROM FINANCIALS

Capital Value derived almost half its absolute return in the period from financial stocks, with commercial banks, financial services providers and capital markets players leading the way. The sector also accounted for the portfolio's leading absolute stock performer, J.P. Morgan Chase, whose shares surged 26%.

However, the fund's emphasis on diversified business models (such as J.P.
Morgan) also affected performance in the capital markets industry. Two holdings in that industry, Merrill Lynch and Morgan Stanley, advanced nicely during the period. But they still trailed more specialized capital market stocks and detracted from relative performance.

Security selection in the information technology sector further trimmed relative returns. Shares in Microsoft lost 5% of their value and topped Capital Value's list of leading relative detractors. That company's shares posted their biggest one-day loss in five years as the period ended, right after the software giant cited rising capital expenses for a reduction in it's earnings projections. The company said these additional expenses are necessary to keep pace with rivals such as Google.

INVESTMENT PHILOSOPHY

The Capital Value investment management team remains committed to its strategy of finding medium to large, fundamentally sound businesses trading at price levels it deems below fair market value. By keeping the portfolio positioned in attractively priced stocks regardless of short-term market movements, we believe we can deliver long-term investment rewards.

TOP FIVE INDUSTRIES
AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels              13.0%                 11.7%
--------------------------------------------------------------------------------
Commercial Banks                         10.4%                 10.0%
--------------------------------------------------------------------------------
Diversified Financial Services            7.6%                  6.9%
--------------------------------------------------------------------------------
Pharmaceuticals                           6.5%                  5.6%
--------------------------------------------------------------------------------
Insurance                                 6.3%                  6.2%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         4/30/06              10/31/05
--------------------------------------------------------------------------------
Common Stocks                            97.9%                 96.0%
--------------------------------------------------------------------------------
Temporary Cash Investments                1.9%                  4.6%
--------------------------------------------------------------------------------
Other Assets and Liabilities              0.2%                (0.6)%
--------------------------------------------------------------------------------

------
6

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your

(continued)

------
7

Shareholder Fee Example (Unaudited)

ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                      BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                    ACCOUNT VALUE   ACCOUNT VALUE     11/1/05 --      EXPENSE
                       11/1/05         4/30/06          4/30/06        RATIO*
--------------------------------------------------------------------------------
CAPITAL VALUE
SHAREHOLDER
FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class         $1,000         $1,097.10         $5.72          1.10%
--------------------------------------------------------------------------------
Institutional
Class                  $1,000         $1,097.70         $4.68          0.90%
--------------------------------------------------------------------------------
Advisor Class          $1,000         $1,094.50         $7.01          1.35%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class         $1,000         $1,019.34         $5.51          1.10%
--------------------------------------------------------------------------------
Institutional
Class                  $1,000         $1,020.33         $4.51          0.90%
--------------------------------------------------------------------------------
Advisor Class          $1,000         $1,018.10         $6.76          1.35%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the  period, multiplied by
181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

Capital Value - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.7%
--------------------------------------------------------------------------------
   53,600    Northrop Grumman Corp.                               $    3,585,840
--------------------------------------------------------------------------------
AUTO COMPONENTS - 0.2%
--------------------------------------------------------------------------------
   45,900    Lear Corporation                                          1,082,322
--------------------------------------------------------------------------------
BEVERAGES - 1.8%
--------------------------------------------------------------------------------
  106,400    Coca-Cola Company (The)                                   4,464,544
--------------------------------------------------------------------------------
  129,200    Pepsi Bottling Group Inc.                                 4,147,320
--------------------------------------------------------------------------------
                                                                       8,611,864
--------------------------------------------------------------------------------
CAPITAL MARKETS - 4.0%
--------------------------------------------------------------------------------
  132,400    Bank of New York Co., Inc. (The)                          4,653,860
--------------------------------------------------------------------------------
   93,900    Merrill Lynch & Co., Inc.                                 7,160,814
--------------------------------------------------------------------------------
  119,500    Morgan Stanley                                            7,683,850
--------------------------------------------------------------------------------
                                                                      19,498,524
--------------------------------------------------------------------------------
CHEMICALS - 2.1%
--------------------------------------------------------------------------------
   98,800    du Pont (E.I.) de Nemours & Co.                           4,357,080
--------------------------------------------------------------------------------
   84,900    PPG Industries, Inc.                                      5,698,488
--------------------------------------------------------------------------------
                                                                      10,055,568
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 10.4%
--------------------------------------------------------------------------------
  353,200    Bank of America Corp.                                    17,631,744
--------------------------------------------------------------------------------
   70,100    National City Corp.                                       2,586,690
--------------------------------------------------------------------------------
   50,800    PNC Financial Services Group                              3,630,676
--------------------------------------------------------------------------------
  220,000    U.S. Bancorp                                              6,916,800
--------------------------------------------------------------------------------
  149,000    Wachovia Corp.                                            8,917,650
--------------------------------------------------------------------------------
  163,700    Wells Fargo & Co.                                        11,244,553
--------------------------------------------------------------------------------
                                                                      50,928,113
--------------------------------------------------------------------------------
COMMERCIAL SERVICES
& SUPPLIES - 1.3%
--------------------------------------------------------------------------------
   87,000    R.R. Donnelley & Sons Company                             2,931,030
--------------------------------------------------------------------------------
   95,400    Waste Management, Inc.                                    3,573,684
--------------------------------------------------------------------------------
                                                                       6,504,714
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.3%
--------------------------------------------------------------------------------
  113,100    Avaya Inc.(1)                                             1,357,200
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 3.1%
--------------------------------------------------------------------------------
  255,500    Hewlett-Packard Co.                                       8,296,085
--------------------------------------------------------------------------------
   85,100    International Business
             Machines Corp.                                            7,007,134
--------------------------------------------------------------------------------
                                                                      15,303,219
--------------------------------------------------------------------------------
DIVERSIFIED - 1.3%
--------------------------------------------------------------------------------
   50,000    Standard and Poor's 500
             Depositary Receipt                                        6,565,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 7.6%
--------------------------------------------------------------------------------
  484,600    Citigroup Inc.                                           24,205,770
--------------------------------------------------------------------------------
  291,900    J.P. Morgan Chase & Co.                                  13,246,422
--------------------------------------------------------------------------------
                                                                      37,452,192
--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION  SERVICES - 4.0%
--------------------------------------------------------------------------------
  302,748    AT&T Inc.                                            $    7,935,025
--------------------------------------------------------------------------------
  158,500    BellSouth Corp.                                           5,354,130
--------------------------------------------------------------------------------
  187,300    Verizon Communications                                    6,186,519
--------------------------------------------------------------------------------
                                                                      19,475,674
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.8%
--------------------------------------------------------------------------------
  142,300    Exelon Corporation                                        7,684,200
--------------------------------------------------------------------------------
  203,800    PPL Corporation                                           5,918,352
--------------------------------------------------------------------------------
                                                                      13,602,552
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 1.8%
--------------------------------------------------------------------------------
  230,000    Kroger Co. (The)(1)                                       4,659,800
--------------------------------------------------------------------------------
   86,800    Wal-Mart Stores, Inc.                                     3,908,604
--------------------------------------------------------------------------------
                                                                       8,568,404
--------------------------------------------------------------------------------
FOOD PRODUCTS - 2.2%
--------------------------------------------------------------------------------
   96,300    H.J. Heinz Company                                        3,997,413
--------------------------------------------------------------------------------
  136,800    Sara Lee Corp.                                            2,444,616
--------------------------------------------------------------------------------
   61,500    Unilever N.V. New York Shares                             4,427,385
--------------------------------------------------------------------------------
                                                                      10,869,414
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS
& SERVICES - 0.5%
--------------------------------------------------------------------------------
   52,900    HCA Inc.                                                  2,321,781
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
--------------------------------------------------------------------------------
  166,900    McDonald's Corporation                                    5,769,733
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.7%
--------------------------------------------------------------------------------
  124,500    Newell Rubbermaid Inc.                                    3,413,790
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 2.2%
--------------------------------------------------------------------------------
  173,800    General Electric Co.                                      6,011,742
--------------------------------------------------------------------------------
  186,800    Tyco International Ltd.                                   4,922,180
--------------------------------------------------------------------------------
                                                                      10,933,922
--------------------------------------------------------------------------------
INSURANCE - 6.3%
--------------------------------------------------------------------------------
  116,300    Allstate Corp.                                            6,569,787
--------------------------------------------------------------------------------
  112,200    American International
             Group, Inc.                                               7,321,050
--------------------------------------------------------------------------------
   67,300    Hartford Financial Services
             Group Inc. (The)                                          6,186,889
--------------------------------------------------------------------------------
   38,600    Loews Corp.                                               4,097,390
--------------------------------------------------------------------------------
   93,400    Marsh & McLennan
             Companies, Inc.                                           2,864,578
--------------------------------------------------------------------------------
   65,400    Torchmark Corp.                                           3,931,194
--------------------------------------------------------------------------------
                                                                      30,970,888
--------------------------------------------------------------------------------
IT SERVICES - 1.3%
--------------------------------------------------------------------------------
   49,400    Computer Sciences Corp.(1)                                2,892,370
--------------------------------------------------------------------------------
   76,200    Fiserv, Inc.(1)                                           3,435,096
--------------------------------------------------------------------------------
                                                                       6,327,466
--------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
9

Capital Value - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                               Value
--------------------------------------------------------------------------------
MACHINERY - 3.3%
--------------------------------------------------------------------------------
   48,800    Deere & Co.                                          $    4,283,664
--------------------------------------------------------------------------------
   72,300    Dover Corp.                                               3,596,925
--------------------------------------------------------------------------------
  105,700    Ingersoll-Rand Company Cl A                               4,624,375
--------------------------------------------------------------------------------
   43,400    Parker-Hannifin Corp.                                     3,517,570
--------------------------------------------------------------------------------
                                                                      16,022,534
--------------------------------------------------------------------------------
MEDIA - 3.3%
--------------------------------------------------------------------------------
   50,150    CBS Corp. Cl B                                            1,277,321
--------------------------------------------------------------------------------
   84,100    Gannett Co., Inc.                                         4,625,500
--------------------------------------------------------------------------------
  460,800    Time Warner Inc.                                          8,017,919
--------------------------------------------------------------------------------
   55,350    Viacom Inc. Cl B                                          2,204,591
--------------------------------------------------------------------------------
                                                                      16,125,331
--------------------------------------------------------------------------------
METALS & MINING - 0.5%
--------------------------------------------------------------------------------
   22,900    Nucor Corp.                                               2,491,978
--------------------------------------------------------------------------------
MULTI-UTILITIES - 0.6%
--------------------------------------------------------------------------------
  143,300    NiSource Inc.                                             3,025,063
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.5%
--------------------------------------------------------------------------------
  149,600    Dollar General Corp.                                      2,612,016
--------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.7%
--------------------------------------------------------------------------------
  241,700    Xerox Corp.(1)                                            3,393,468
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 13.0%
--------------------------------------------------------------------------------
   14,800    Anadarko Petroleum Corp.                                  1,551,336
--------------------------------------------------------------------------------
  202,958    Chevron Corp.                                            12,384,497
--------------------------------------------------------------------------------
  163,880    ConocoPhillips                                           10,963,572
--------------------------------------------------------------------------------
   22,100    Devon Energy Corporation                                  1,328,431
--------------------------------------------------------------------------------
  368,300    Exxon Mobil Corp.                                        23,232,365
--------------------------------------------------------------------------------
  211,800    Royal Dutch Shell plc ADR                                14,429,934
--------------------------------------------------------------------------------
                                                                      63,890,135
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 1.1%
--------------------------------------------------------------------------------
   78,684    Weyerhaeuser Co.                                          5,544,861
--------------------------------------------------------------------------------
PHARMACEUTICALS - 6.5%
--------------------------------------------------------------------------------
  161,100    Abbott Laboratories                                       6,885,414
--------------------------------------------------------------------------------
  111,000    Johnson & Johnson                                         6,505,710
--------------------------------------------------------------------------------
   89,000    Merck & Co., Inc.                                         3,063,380
--------------------------------------------------------------------------------
  345,200    Pfizer Inc.                                               8,743,916
--------------------------------------------------------------------------------
  141,700    Wyeth                                                     6,896,539
--------------------------------------------------------------------------------
                                                                      32,094,959
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 0.8%
--------------------------------------------------------------------------------
  202,500    Intel Corp.                                               4,045,950
--------------------------------------------------------------------------------
SOFTWARE - 2.4%
--------------------------------------------------------------------------------
  330,639    Microsoft Corp.                                           7,984,932
--------------------------------------------------------------------------------
  238,800    Oracle Corp.(1)                                           3,484,092
--------------------------------------------------------------------------------
                                                                      11,469,024
--------------------------------------------------------------------------------
Shares/Principal Amount                                         Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 1.0%
--------------------------------------------------------------------------------
  162,500    Gap, Inc. (The)                                      $    2,939,625
--------------------------------------------------------------------------------
   51,800    Home Depot, Inc. (The)                                    2,068,374
--------------------------------------------------------------------------------
                                                                       5,007,999
--------------------------------------------------------------------------------
TEXTILES, APPAREL &
LUXURY GOODS - 1.3%
--------------------------------------------------------------------------------
   82,900    Liz Claiborne, Inc.                                       3,237,245
--------------------------------------------------------------------------------
   54,300    VF Corp.                                                  3,322,617
--------------------------------------------------------------------------------
                                                                       6,559,862
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 4.8%
--------------------------------------------------------------------------------
  232,800    Freddie Mac                                              14,214,768
--------------------------------------------------------------------------------
   37,500    MGIC Investment Corp.                                     2,651,250
--------------------------------------------------------------------------------
  151,800    Washington Mutual, Inc.                                   6,840,108
--------------------------------------------------------------------------------
                                                                      23,706,126
--------------------------------------------------------------------------------
TOBACCO - 1.4%
--------------------------------------------------------------------------------
   97,100    Altria Group Inc.                                         7,103,836
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
--------------------------------------------------------------------------------
  181,200    Sprint Nextel Corp.                                       4,493,760
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $396,598,677)                                                  480,785,082
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.9%
  $9,300,000  FNMA Discount Notes, 4.71%, 5/1/06(2)
(Cost $9,300,000)                                                      9,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.8%
(Cost $405,898,677)                                                  490,085,082
--------------------------------------------------------------------------------
OTHER ASSETS
AND LIABILITIES - 0.2%                                                 1,027,339
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                           $491,112,421
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
10

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $405,898,677)             $490,085,082
------------------------------------------------------------------
Receivable for investments sold                                       1,628,299
------------------------------------------------------------------
Receivable for capital shares sold                                       87,879
------------------------------------------------------------------
Dividends and interest receivable                                       865,419
--------------------------------------------------------------------------------
                                                                    492,666,679
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of demand deposit cash                          151,878
------------------------------------------------------------------
Payable for investments purchased                                       963,620
------------------------------------------------------------------
Accrued management fees                                                 432,408
------------------------------------------------------------------
Distribution fees payable                                                 3,176
------------------------------------------------------------------
Service fees payable                                                      3,176
--------------------------------------------------------------------------------
                                                                      1,554,258
--------------------------------------------------------------------------------
NET ASSETS                                                         $491,112,421
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                            $400,799,925
------------------------------------------------------------------
Undistributed net investment income                                   1,867,235
------------------------------------------------------------------
Undistributed net realized gain on investment transactions            4,258,856
------------------------------------------------------------------
Net unrealized appreciation on investments                           84,186,405
--------------------------------------------------------------------------------
                                                                   $491,112,421
================================================================================
INVESTOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $442,147,646
------------------------------------------------------------------
Shares outstanding                                                   57,804,824
------------------------------------------------------------------
Net asset value per share                                                 $7.65
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $33,223,161
------------------------------------------------------------------
Shares outstanding                                                    4,341,324
------------------------------------------------------------------
Net asset value per share                                                 $7.65
--------------------------------------------------------------------------------
ADVISOR CLASS, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $15,741,614
------------------------------------------------------------------
Shares outstanding                                                    2,060,050
------------------------------------------------------------------
Net asset value per share                                                 $7.64
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------------
Dividends (net of foreign taxes withheld $46,103)                   $ 6,627,614
------------------------------------------------------------------
Interest                                                                269,154
--------------------------------------------------------------------------------
                                                                      6,896,768
--------------------------------------------------------------------------------
EXPENSES:
------------------------------------------------------------------
Management fees                                                       2,704,843
------------------------------------------------------------------
Distribution fees - Advisor Class                                        19,198
------------------------------------------------------------------
Service fees - Advisor Class                                             19,198
------------------------------------------------------------------
Directors' fees and expenses                                              3,783
------------------------------------------------------------------
Other expenses                                                            1,038
--------------------------------------------------------------------------------
                                                                      2,748,060
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          4,148,708
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                   4,685,385
------------------------------------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                                        37,696,776
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                              42,382,161
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $46,530,869
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         2006          2005
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income (loss)                        $   4,148,708  $   6,319,371
----------------------------------------------------
Net realized gain (loss)                                4,685,385      7,227,289
----------------------------------------------------
Change in net unrealized
appreciation (depreciation)                            37,696,776     17,982,905
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                              46,530,869     31,529,565
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------------
  Investor Class                                      (6,466,576)    (3,184,833)
-----------------------------------------------------
  Institutional Class                                   (610,968)      (335,120)
-----------------------------------------------------
  Advisor Class                                         (174,997)       (80,961)
-----------------------------------------------------
From net realized gains:
----------------------------------------------------
  Investor Class                                      (5,171,997)             --
-----------------------------------------------------
  Institutional Class                                   (428,777)             --
-----------------------------------------------------
  Advisor Class                                         (170,420)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (13,023,735)    (3,600,914)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                      (53,015,668)     195,715,76
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (19,508,534)     223,644,42
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                   510,620,955     286,976,53
--------------------------------------------------------------------------------
End of period                                        $491,112,421   $510,620,955
================================================================================
Undistributed net investment income                    $1,867,235     $4,971,068
================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek long-term capital growth.
The fund pursues its objective by investing primarily in common stocks that management believes to be undervalued at the time of purchase. The fund also seeks to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class and the Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of
Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

(continued)

------
14

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in the fund's investment strategy (strategy assets) to calculate the appropriate fee rate for the fund. The strategy assets include the fund's assets and the assets of other clients of the investment advisor that are not in the
American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class is as follows:

--------------------------------------------------------------------------------
                                   INVESTOR      INSTITUTIONAL      ADVISOR
                                    CLASS           CLASS            CLASS
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                  1.10%            0.90%           0.85%
--------------------------------------------------------------------------------
Next $500 million                   1.00%            0.80%           0.75%
--------------------------------------------------------------------------------
Over $1 billion                     0.90%            0.70%           0.65%
--------------------------------------------------------------------------------

The effective annual management fee for the fund for the six months ended April
30, 2006, was 1.10%, 0.90%, and 0.85%, for the Investor Class, Institutional
Class and Advisor Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended April 30, 2006, are detailed in the Statement of
Operations.

(continued)

------
15

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2006, were $34,601,723 and $86,542,415, respectively.

(continued)

------
16

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:
--------------------------------------------------------------------------------
                                                SHARES           AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                              200,000,000
================================================================================
Sold                                             4,400,472     $   32,388,691
----------------------------------------------
Issued in reinvestment of distributions          1,417,919         10,279,913
----------------------------------------------
Redeemed                                      (12,092,245)       (89,107,164)
--------------------------------------------------------------------------------
Net increase (decrease)                        (6,273,854)     $ (46,438,560)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                              200,000,000
================================================================================
Sold                                            35,843,118       $251,786,243
----------------------------------------------
Issued in reinvestment of distributions            398,001          2,778,045
----------------------------------------------
Redeemed                                      (10,808,116)       (76,893,821)
--------------------------------------------------------------------------------
Net increase (decrease)                         25,433,003       $177,670,467
================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                               15,000,000
================================================================================
Sold                                               321,269        $ 2,364,132
----------------------------------------------
Issued in reinvestment of distributions            126,734            918,825
----------------------------------------------
Redeemed                                       (1,344,970)        (9,805,839)
--------------------------------------------------------------------------------
Net increase (decrease)                          (896,967)       $(6,522,882)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                               15,000,000
================================================================================
Sold                                             2,861,961        $20,546,551
----------------------------------------------
Issued in reinvestment of distributions             46,241            322,764
----------------------------------------------
Redeemed                                       (1,211,707)        (8,746,880)
--------------------------------------------------------------------------------
Net increase (decrease)                          1,696,495        $12,122,435
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2006
SHARES AUTHORIZED                               50,000,000
================================================================================
Sold                                               178,399         $1,311,863
----------------------------------------------
Issued in reinvestment of distributions             47,294            342,881
----------------------------------------------
Redeemed                                         (231,518)        (1,708,970)
--------------------------------------------------------------------------------
Net increase (decrease)                            (5,825)         $ (54,226)
================================================================================
YEAR ENDED OCTOBER 31, 2005
SHARES AUTHORIZED                               50,000,000
================================================================================
Sold                                             1,049,941         $7,346,149
----------------------------------------------
Issued in reinvestment of distributions             11,581             80,831
----------------------------------------------
Redeemed                                         (211,844)        (1,504,113)
--------------------------------------------------------------------------------
Net increase (decrease)                            849,678         $5,922,867
================================================================================

(continued)

------
17

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from $575,000,000 effective December 14, 2005.  The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions.
Borrowings under the agreement bear interest at the Federal Funds rate plus
0.50%. The fund did not borrow from the line during the six months ended April
30, 2006.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $406,354,181
================================================================================
Gross tax appreciation of investments                              $86,762,195
----------------------------------------------------------------
Gross tax depreciation of investments                              (3,031,294)
--------------------------------------------------------------------------------
Net tax appreciation (depreciation) of investments                 $83,730,901
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------
18

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)

-------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
-------------------------------------------------------------------------------------------
                             2006(1)      2005       2004       2003       2002      2001
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $7.15       $6.61      $5.86      $4.88      $5.39     $5.50
-------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)               0.06(2)     0.10(2)    0.09(2)    0.08(2)    0.07(2)   0.06
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 0.62        0.51       0.72       0.97      (0.52)    (0.09)
-------------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.68        0.61       0.81       1.05      (0.45)    (0.03)
-------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.10)      (0.07)     (0.06)     (0.07)     (0.06)    (0.08)
--------------------------
  From Net Realized Gains    (0.08)          --         --         --         --        --
-------------------------------------------------------------------------------------------
  Total Distributions        (0.18)      (0.07)     (0.06)     (0.07)     (0.06)    (0.08)
-------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                $7.65       $7.15      $6.61      $5.86      $4.88     $5.39
===========================================================================================
  TOTAL RETURN(3)             9.71%       9.29%     13.94%     21.67%    (8.49)%    (0.47)%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            1.10%(4)      1.10%      1.10%     1.10%     1.10%     1.10%
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets         1.64%(4)      1.42%      1.44%     1.54%     1.32%     1.18%
--------------------------
Portfolio Turnover Rate             7%        28%        15%       22%       42%       56%
--------------------------
Net Assets, End of Period
(in thousands)                $442,148   $458,354   $255,504   $91,960   $50,425   $47,542
-------------------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
19

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                             2006(1)    2005      2004       2003      2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $7.16     $6.62     $5.87      $4.88       $5.87
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(3)             0.07      0.12      0.10       0.09        0.06
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                  0.62      0.51      0.72       0.97      (1.05)
--------------------------------------------------------------------------------
  Total From
  Investment Operations        0.69      0.63      0.82       1.06      (0.99)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           (0.12)    (0.09)    (0.07)     (0.07)         --
--------------------------
  From Net Realized Gains     (0.08)        --        --         --         --
--------------------------------------------------------------------------------
  Total Distributions         (0.20)    (0.09)    (0.07)     (0.07)         --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $7.65     $7.16     $6.62      $5.87      $4.88
================================================================================
  TOTAL RETURN(4)              9.77%     9.50%    14.15%     22.07%   (16.87)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets           0.90%(5)     0.90%     0.90%     0.90%   0.90%(5)
--------------------------
Ratio of Net Investment
Income (Loss)
to Average Net Assets        1.84%(5)     1.62%     1.64%     1.74%   1.56%(5)
--------------------------
Portfolio Turnover Rate            7%       28%       15%       22%     42%(6)
--------------------------
Net Assets, End of Period
(in thousands)                $33,223   $37,523   $23,449   $11,244     $3,779
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) March 1, 2002 (commencement of sale) through October 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
20

Capital Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
--------------------------------------------------------------------------------
                                                       ADVISOR CLASS
--------------------------------------------------------------------------------
                                2006(1)       2005         2004         2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period              $7.14        $6.60        $5.86        $5.19
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(3)                0.05         0.08         0.08         0.03
--------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                     0.61         0.52         0.71         0.64
--------------------------------------------------------------------------------
  Total From
  Investment Operations           0.66         0.60         0.79         0.67
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income              (0.08)       (0.06)       (0.05)          --
--------------------------
  From Net Realized Gains        (0.08)           --          --           --
--------------------------------------------------------------------------------
  Total Distributions            (0.16)       (0.06)       (0.05)          --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                    $7.64        $7.14        $6.60        $5.86
================================================================================
  TOTAL RETURN(4)                 9.45%        9.04%       13.60%       12.91%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets              1.35%(5)        1.35%       1.35%      1.35%(5)
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets              1.39%(5)        1.17%       1.19%      1.03%(5)
--------------------------
Portfolio Turnover Rate               7%          28%         15%        22%(6)
--------------------------
Net Assets, End of Period
(in thousands)                   $15,742      $14,744      $8,023          $201
--------------------------------------------------------------------------------

(1) Six months ended April 30, 2006 (unaudited).

(2) May 14, 2003 (commencement of sale) through October 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2003.

See Notes to Financial Statements.

------
21

Share Class Information

Three classes of shares are authorized for sale by the fund: Investor Class,
Institutional Class and Advisor Class. The total expense ratio of Institutional
Class shares is lower than that of Investor Class shares. The total expense ratio of Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
22

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
23

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The LIPPER LARGE-CAP VALUE FUNDS INDEX is an equal dollar-weighted index of, typically, the 30 largest mutual funds within the Large-Cap Value fund classification, as defined by Lipper. The index is adjusted for the reinvestment of capital gains and income dividends.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000(reg.tm) INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 1000(reg.tm) VALUE INDEX measures the performance of those Russell
1000 companies (the 1,000 largest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth rates.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
24

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor
(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

0606
SH-SAN-49690S

[front cover]

American Century Investments
SEMIANNUAL REPORT

[photo of boy and airplane]

APRIL 30, 2006

American Century-Mason Street Mid Cap Growth Fund
American Century-Mason Street Small Cap Growth Fund

[american century investments logo and text logo]

MID CAP GROWTH

SMALL CAP GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION
Approval of Management Agreement for

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American
Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund.
Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American
Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                              JAMES E. STOWERS III
                           WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the American
Century-Mason Street Mid Cap Growth and Small Cap Growth funds for the one-month ended April 30, 2006. We hope you find this information helpful in monitoring your investment. Another useful resource we offer is our Web site,
americancentury.com, where we post quarterly portfolio commentaries, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Our Web site currently highlights American Century's recently-announced strategic collaboration with Lance Armstrong and the Lance Armstrong Foundation
(LAF). Our new campaign, featuring Lance, is designed to encourage investors to take a more active role in planning their financial futures and make every investment decision count.

American Century's collaboration with Lance Armstrong and the LAF is a perfect fit. Like members of our family, Lance is a cancer survivor and shares our values of optimism, focus, and determination. In addition, Lance and our family have dedicated our success to improving lives, through the LAF and the Stowers
Institute for Medical Research, respectively. To learn more about American
Century's collaboration with Lance Armstrong and the LAF, please visit
www.lanceface.com on the Web and click on the links to related sites.

Besides the exciting new collaboration, we've enjoyed other good news -- in
January, American Century was named, for the seventh consecutive year, one of
Fortune magazine's 100 Best Companies to Work For in America. Fostering a
positive work environment can benefit fund investors as well as our company --
it helps us continue to attract and retain talented people.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.              /s/James E. Stowers III
      James E. Stowers, Jr.                 James E. Stowers III
      FOUNDER                               CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.      AMERICAN CENTURY COMPANIES,
INC.

------
1

Market Perspective

[photo of Mark Mallon]

BY MARK MALLON, CHIEF INVESTMENT OFFICER, AMERICAN CENTURY INVESTMENTS

Conflicting economic data in the last week of April 2006 sent a sobering message to otherwise strong U.S. equity markets --  a message that trimmed the month's gains and helped send the 10-year Treasury yield to its highest level in four years.

Equity market indices surged 1-3% in the third week of April after minutes released from the Federal Reserve's Open Market Committee meeting in March indicated an end to its string of short-term interest rate hikes may have neared. Ben Bernanke, the Fed's new chairman, provided additional fuel to that expectation with remarks to Congress in late April, when he said the Fed may soon "pause" as it digests additional economic reports.

In addition, a variety of economic data, implying a potential slowdown that would give the Fed the leeway it desires to stop its rate-hike campaign, helped feed rising equity markets. Solid first-quarter earnings reports by most U.S.
companies aided the markets' strength.

However, data released the last week of the month showed the economy might not have slowed as much as previously thought. With home sales up, orders for durable goods rising and consumer confidence shooting to its highest level since
May 2002, investors feared the Fed would have to keep its rate-hike campaign intact, especially with soaring commodity prices stoking inflation fears.

Those same inflation fears sent the yield on the benchmark 10-year Treasury note above 5% for the first time since June 2002. The surge didn't prevent equity markets from closing higher for the month, but it did prevent consistent upward traction. Such consistency likely will remain elusive until investors can better discern a stopping point for the Fed's rate hikes.

With the heightened uncertainty that the month's economic data produced, investors increasingly steered toward stocks in large companies with solid balance sheets. Returns on large-cap stocks, highlighted by a 5-year high in the
S&P 500, topped those of small-cap stocks, reversing the dominant trend of the previous month. In addition, value stocks once again outperformed growth stocks, extending a trend that dates to the collapse of the technology stock bubble in early 2000.

ONE-MONTH TOTAL RETURNS AS OF APRIL 30, 2006(1)
--------------------------------------------------------------------------------
S&P 500 Index                                                   1.34%
--------------------------------------------------------------------------------
Dow Jones Industrial Average                                    2.48%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                         -0.71%
--------------------------------------------------------------------------------

(1) Total returns for periods less than one year are not annualized.

------
2

Mid Cap Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                    ----------------------
                                                    AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------------
                                                                  SINCE      INCEPTION
                              1 MONTH(1)   1 YEAR    5 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------------
A CLASS                                                                       3/31/97
  No sales charge*               0.07%     26.45%    2.93%(2)    10.73%(2)
  With sales charge*            -5.66%     19.22%    1.72%(2)    10.02%(2)
--------------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX(3)          1.41%     28.32%   10.73%       14.98%          --
--------------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX      0.42%     28.27%    5.77%        9.69%          --
--------------------------------------------------------------------------------------
Investor Class                    --         --       --          0.41%(1)     4/3/06
--------------------------------------------------------------------------------------
Institutional Class               --         --       --          0.41%(1)     4/3/06
--------------------------------------------------------------------------------------
B Class(2)                                                                    3/31/97
  No sales charge*               0.00%     25.64%    2.25%       10.00%
  With sales charge*            -5.00%     21.64%    2.06%       10.00%
--------------------------------------------------------------------------------------
C Class                                                                        4/3/06
  No sales charge*                --         --       --          0.34%(1)
  With sales charge*              --         --       --         -0.66%(1)
--------------------------------------------------------------------------------------
R Class                           --         --       --          0.41%(1)     4/3/06
--------------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if fees had not been waived.

(3) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
3

Mid Cap Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made March 31, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
----------------------------------------------------------------------------------------------------
                     1997*   1998    1999    2000     2001     2002    2003     2004   2005    2006
----------------------------------------------------------------------------------------------------
A Class
(no sales charge)**  1.30%  51.49%   3.76%  62.75%  -15.64%   -8.63%  -20.47%  23.58%  1.74%  26.45%
----------------------------------------------------------------------------------------------------
S&P MidCap
400 Index            2.59%  47.92%   6.43%  23.52%    7.04%    6.57%  -17.51%  34.45%  9.74%  28.32%
----------------------------------------------------------------------------------------------------
Russell Midcap
Growth Index         2.45%  40.84%  12.33%  53.02%  -29.47%  -15.01%  -16.67%  36.14%  7.05%  28.27%
----------------------------------------------------------------------------------------------------

*From 3/31/97, the A Class's inception date. Not annualized. Mid Cap Growth A
 Class's initial investment is $9,425 to reflect the maximum 5.75% initial sales charge.

**Class returns would have been lower, along with ending value, if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

Mid Cap Growth - Portfolio Commentary

PORTFOLIO MANAGER: WILLIAM R. WALKER, CFA

We are pleased to provide this initial report on your investment with American
Century Investments. On March 31, 2006, American Century Investments acquired all of the net assets of Mason Street Aggressive Growth Stock pursuant to a plan of reorganization approved by the acquired fund's shareholders. This fund was reorganized as a series issued by American Century Mutual Funds, Inc. (ACMF).
Therefore, a one-month report is being provided based on the financial statement reporting period of other funds offered by ACMF. We at American Century
Investments look forward to helping you achieve your financial goals.

Over the past month since the reorganization, American Century-Mason Street Mid
Cap Growth posted a gain of 0.07%* for the one-month ended April 30, 2006, trailing the 0.42% return of the Russell Midcap Growth Index.

The investment objective of the fund is long-term growth of capital. Normally the fund invests at least 80% of net assets in stocks of U.S. companies with market capitalizations in the range represented by the S&P MidCap 400 Index. The fund invests primarily in the stocks of mid-sized companies selected for their above-average growth potential giving consideration to factors such as company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics. The stocks of mid-sized companies may experience substantial price volatility.

INDUSTRIALS LEAD THE PORTFOLIO

Industrial stocks proved to be Mid Cap Growth's largest contributors to absolute performance. Within this space, we were well-rewarded for taking positions in
Monster Worldwide Inc. (Monster.com), and NutriSystem. Monster performed well on strong demand for professional jobs and a turnaround in European operations.
NutriSystem is a provider of diet programs, which benefited from the typically strong first quarter demand for diets. A transportation holding, J.B. Hunt
Transport, also added to the funds positive performance.

TOP TEN HOLDINGS AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                          % OF                     % OF
                                       NET ASSETS               NET ASSETS
                                          AS OF                    AS OF
                                         4/30/06                  3/31/06
--------------------------------------------------------------------------------
Corporate Executive
Board Co. (The)                           2.9%                     2.7%
--------------------------------------------------------------------------------
Monster Worldwide Inc.                    2.8%                     2.4%
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corporation CI A                2.1%                     2.0%
--------------------------------------------------------------------------------
Jabil Circuit, Inc.                       2.0%                     2.2%
--------------------------------------------------------------------------------
Expeditors International
of Washington, Inc.                       1.9%                     1.9%
--------------------------------------------------------------------------------
DaVita Inc.                               1.9%                     2.1%
--------------------------------------------------------------------------------
Fastenal Co.                              1.9%                     1.9%
--------------------------------------------------------------------------------
Choice Hotels
International Inc.                        1.8%                     1.5%
--------------------------------------------------------------------------------
Graco Inc.                                1.8%                     1.7%
--------------------------------------------------------------------------------
O'Reilly Automotive Inc.                  1.7%                     1.9%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges.
 A Class shares are subject to a maximum sales charge of 5.75%.
 Had the sales charge been applied, returns would be lower than those shown.
 Total returns for periods less than one year are not annualized.    (continued)

------
5

Mid Cap Growth - Portfolio Commentary

ENERGY ANOTHER PLUS

In Energy, the portfolio benefited from rising energy cost during much of this period. We were well-rewarded for taking positions in Consol Energy because of rising raw material prices. The portfolio was also lifted by BJ Services and
National Oilwell Varco.

CONSUMER DISCRETIONARY ADDS VALUE

Consumer Discretionary was one of the brighter segments. Our stock selection provided to be advantageous. Stocks in gaming and lodging holdings, such as
Scientific Games and Choice Hotels International, provided strong market positions. Holdings in AnnTaylor Stores also contributed to the results.

SOME DISAPPOINTMENTS

Disappointments in Health Care holdings due to stock specific issues coupled with concerns over industry wide pricing led to unfavorable results. Cytyc and
DaVita had modest disappointing performance for the period.

INVESTMENT PHILOSOPHY

The American Century-Mason Street Mid Cap Growth investment management team remains committed to its strategy of identifying and investing in companies with above-average growth potential. They use extensive research to identify companies that are well-managed, have solid growth in revenue and earnings, and have strong financial characteristics. We continue to believe earnings growth will be above average for mid cap stocks which should help drive relative performance.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06               3/31/06
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                  8.4%                  7.1%
--------------------------------------------------------------------------------
IT Services                                 7.4%                  6.7%
--------------------------------------------------------------------------------
Health Care Providers
& Services                                  6.6%                  6.8%
--------------------------------------------------------------------------------
Semiconductors &
Semiconductor Equipment                     6.4%                  6.6%
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                        6.0%                  6.4%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06               3/31/06
--------------------------------------------------------------------------------
Common Stocks                              93.9%                 91.1%
--------------------------------------------------------------------------------
Commercial Paper                            4.9%                  --
--------------------------------------------------------------------------------
Temporary
Cash Investments                            0.2%                  7.1%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                             1.0%                  1.8%
--------------------------------------------------------------------------------

------
6

Mid Cap Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 93.9%

AIR FREIGHT & LOGISTICS -- 1.9%
--------------------------------------------------------------------------------
       45,810    Expeditors International
                 of Washington, Inc.                              $   3,921,794
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.9%
--------------------------------------------------------------------------------
       49,000    Celgene Corp.(1)                                     2,065,840
--------------------------------------------------------------------------------
       31,520    Neurocrine Biosciences Inc.(1)                       1,807,987
--------------------------------------------------------------------------------
                                                                      3,873,827
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 5.4%
--------------------------------------------------------------------------------
       65,740    Investors Financial
                 Services Corporation                                 3,146,317
--------------------------------------------------------------------------------
       25,205    Legg Mason, Inc.                                     2,986,288
--------------------------------------------------------------------------------
       39,600    Nuveen Investments Inc. Cl A                         1,905,552
--------------------------------------------------------------------------------
      157,050    TD Ameritrade Holding Corp.                          2,914,848
--------------------------------------------------------------------------------
                                                                     10,953,005
--------------------------------------------------------------------------------

CHEMICALS -- 2.5%
--------------------------------------------------------------------------------
       44,520    Lubrizol Corp.                                       1,941,517
--------------------------------------------------------------------------------
       55,030    Praxair, Inc.                                        3,088,834
--------------------------------------------------------------------------------
                                                                      5,030,351
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 2.4%
--------------------------------------------------------------------------------
      120,800    Colonial BancGroup Inc. (The)                        3,132,344
--------------------------------------------------------------------------------
       35,000    SVB Financial Group(1)                               1,776,950
--------------------------------------------------------------------------------
                                                                      4,909,294
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 8.4%
--------------------------------------------------------------------------------
       54,760    Corporate Executive
                 Board Co. (The)                                      5,866,439
--------------------------------------------------------------------------------
       97,650    Monster Worldwide Inc.(1)                            5,605,110
--------------------------------------------------------------------------------
       14,300    Ritchie Bros Auctioneers Inc.                          770,770
--------------------------------------------------------------------------------
       70,380    Robert Half International Inc.                       2,974,963
--------------------------------------------------------------------------------
       28,490    Stericycle Inc.(1)                                   1,875,782
--------------------------------------------------------------------------------
                                                                     17,093,064
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.4%
--------------------------------------------------------------------------------
       56,490    Harris Corp.                                         2,630,739
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.6%
--------------------------------------------------------------------------------
       32,600    Nelnet Inc. Cl A(1)                                  1,268,140
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.8%
--------------------------------------------------------------------------------
       99,620    Crown Holdings Inc.(1)                               1,596,909
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.4%
--------------------------------------------------------------------------------
        6,060    Chicago Mercantile
                 Exchange Holdings Inc.                               2,775,480
--------------------------------------------------------------------------------
       29,012    IntercontinentalExchange Inc.(1)                     2,068,846
--------------------------------------------------------------------------------
                                                                      4,844,326
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 0.8%
--------------------------------------------------------------------------------
       48,110    NeuStar, Inc. Cl A(1)                                1,688,661
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.0%
--------------------------------------------------------------------------------
       50,360    Amphenol Corp. Cl A                              $   2,910,808
--------------------------------------------------------------------------------
       66,060    Cogent, Inc.(1)                                      1,080,742
--------------------------------------------------------------------------------
      104,380    Jabil Circuit, Inc.(1)                               4,069,776
--------------------------------------------------------------------------------
                                                                      8,061,326
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 4.9%
--------------------------------------------------------------------------------
       74,600    BJ Services Co.                                      2,838,529
--------------------------------------------------------------------------------
       51,250    ENSCO International Inc.                             2,741,363
--------------------------------------------------------------------------------
       58,980    Nabors Industries Ltd.(1)                            2,201,723
--------------------------------------------------------------------------------
       32,250    National Oilwell Varco, Inc.(1)                      2,224,283
--------------------------------------------------------------------------------
                                                                     10,005,898
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.5%
--------------------------------------------------------------------------------
       15,595    Whole Foods Market, Inc.                               957,221
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 6.0%
--------------------------------------------------------------------------------
       94,910    Cytyc Corp.(1)                                       2,453,424
--------------------------------------------------------------------------------
       27,000    Gen-Probe Inc.(1)                                    1,443,690
--------------------------------------------------------------------------------
        3,500    Intuitive Surgical Inc.(1)                             444,500
--------------------------------------------------------------------------------
       21,836    Kinetic Concepts Inc.(1)                               953,360
--------------------------------------------------------------------------------
       52,520    ResMed Inc.(1)                                       2,266,238
--------------------------------------------------------------------------------
       38,380    St. Jude Medical, Inc.(1)                            1,515,242
--------------------------------------------------------------------------------
       50,560    Varian Medical Systems, Inc.(1)                      2,648,332
--------------------------------------------------------------------------------
        9,200    Ventana Medical Systems Inc.(1)                        448,040
--------------------------------------------------------------------------------
                                                                     12,172,826
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 6.6%
--------------------------------------------------------------------------------
       36,667    Caremark Rx Inc.(1)                                  1,670,182
--------------------------------------------------------------------------------
       63,630    Centene Corp.(1)                                     1,634,655
--------------------------------------------------------------------------------
       39,380    Covance Inc.(1)                                      2,297,823
--------------------------------------------------------------------------------
       69,500    DaVita Inc.(1)                                       3,910,070
--------------------------------------------------------------------------------
       33,010    Lincare Holdings Inc.(1)                             1,304,885
--------------------------------------------------------------------------------
       85,480    VCA Antech Inc.(1)                                   2,657,573
--------------------------------------------------------------------------------
                                                                     13,475,188
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 5.4%
--------------------------------------------------------------------------------
       51,050    Cheesecake Factory Inc.(1)                           1,611,138
--------------------------------------------------------------------------------
       68,170    Choice Hotels International Inc.                     3,649,140
--------------------------------------------------------------------------------
       80,700    Scientific Games Corp. Cl A(1)                       3,073,863
--------------------------------------------------------------------------------
       33,200    Station Casinos Inc.                                 2,559,056
--------------------------------------------------------------------------------
                                                                     10,893,197
--------------------------------------------------------------------------------

INSURANCE -- 2.1%
--------------------------------------------------------------------------------
       86,145    Assured Guaranty Ltd.(1)                             2,140,703
--------------------------------------------------------------------------------
       69,350    Brown & Brown Inc.                                   2,165,801
--------------------------------------------------------------------------------
                                                                      4,306,504
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 1.1%
--------------------------------------------------------------------------------
       31,900    NutriSystem, Inc.(1)                                 2,164,734
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Mid Cap Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 1.6%
--------------------------------------------------------------------------------
       80,000    Valueclick Inc.(1)                               $   1,348,000
--------------------------------------------------------------------------------
       54,800    WebEx Communications, Inc.(1)                        1,937,180
--------------------------------------------------------------------------------
                                                                      3,285,180
--------------------------------------------------------------------------------

IT SERVICES -- 7.4%
--------------------------------------------------------------------------------
       59,200    Alliance Data Systems Corp.(1)                       3,256,000
--------------------------------------------------------------------------------
       67,380    Cognizant Technology
                 Solutions Corporation CI A(1)                        4,286,041
--------------------------------------------------------------------------------
       63,100    Euronet Worldwide Inc.(1)                            2,255,194
--------------------------------------------------------------------------------
       32,812    Paychex, Inc.                                        1,325,277
--------------------------------------------------------------------------------
       43,900    SRA International, Inc. Cl A(1)                      1,405,678
--------------------------------------------------------------------------------
       79,000    VeriFone Holdings Inc.(1)                            2,445,840
--------------------------------------------------------------------------------
                                                                     14,974,030
--------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
       36,300    SCP Pool Corp.                                       1,695,936
--------------------------------------------------------------------------------

MACHINERY -- 2.4%
--------------------------------------------------------------------------------
       77,010    Graco Inc.                                           3,600,217
--------------------------------------------------------------------------------
       18,668    Joy Global Inc.                                      1,226,301
--------------------------------------------------------------------------------
                                                                      4,826,518
--------------------------------------------------------------------------------

MEDIA -- 1.2%
--------------------------------------------------------------------------------
       30,800    Lamar Advertising Co. Cl A(1)                        1,693,692
--------------------------------------------------------------------------------
       10,620    Pixar(1)                                               682,760
--------------------------------------------------------------------------------
                                                                      2,376,452
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 4.0%
--------------------------------------------------------------------------------
       30,080    Consol Energy Inc.                                   2,561,613
--------------------------------------------------------------------------------
        7,400    Frontier Oil Corp.                                     447,922
--------------------------------------------------------------------------------
       46,420    Newfield Exploration Company(1)                      2,070,332
--------------------------------------------------------------------------------
       81,330    Range Resources Corporation                          2,157,685
--------------------------------------------------------------------------------
       13,400    Tesoro Corporation                                     936,928
--------------------------------------------------------------------------------
                                                                      8,174,480
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS -- 1.2%
--------------------------------------------------------------------------------
       75,120    Ventas, Inc.                                         2,454,170
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.1%
--------------------------------------------------------------------------------
       97,810    J.B. Hunt Transport
                 Services, Inc.                                       2,330,812
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 6.4%
--------------------------------------------------------------------------------
       98,320    Altera Corp.(1)                                      2,147,309
--------------------------------------------------------------------------------
      121,800    ATI Technologies Inc.(1)                             1,890,336
--------------------------------------------------------------------------------
       64,450    Broadcom Corp. Cl A(1)                               2,649,540
--------------------------------------------------------------------------------
       73,810    Cree, Inc.(1)                                        2,201,014
--------------------------------------------------------------------------------
       36,250    KLA-Tencor Corp.                                     1,745,800
--------------------------------------------------------------------------------
       61,397    Microchip Technology Inc.                            2,287,652
--------------------------------------------------------------------------------
                                                                     12,921,651
--------------------------------------------------------------------------------

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------

SOFTWARE -- 3.1%
--------------------------------------------------------------------------------
       72,797    Activision, Inc.(1)                              $   1,032,989
--------------------------------------------------------------------------------
       38,800    Citrix Systems, Inc.(1)                              1,548,896
--------------------------------------------------------------------------------
       24,550    Cognos, Inc.(1)                                        914,979
--------------------------------------------------------------------------------
       32,990    NAVTEQ Corp.(1)                                      1,369,745
--------------------------------------------------------------------------------
       37,800    Salesforce.com Inc.(1)                               1,324,890
--------------------------------------------------------------------------------
                                                                      6,191,499
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 3.7%
--------------------------------------------------------------------------------
       58,470    AnnTaylor Stores Corporation(1)                      2,182,685
--------------------------------------------------------------------------------
       50,160    Michaels Stores, Inc.                                1,897,553
--------------------------------------------------------------------------------
      103,470    O'Reilly Automotive Inc.(1)                          3,505,564
--------------------------------------------------------------------------------
                                                                      7,585,802
--------------------------------------------------------------------------------

TRADING COMPANIES
& DISTRIBUTORS -- 1.9%
--------------------------------------------------------------------------------
       81,410    Fastenal Co.                                         3,810,802
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $152,959,251)                                                 190,474,336
--------------------------------------------------------------------------------

COMMERCIAL PAPER(2) -- 4.9%

   $3,000,000    DaimlerChrysler Auto,
                 4.85%, 5/18/06(3)                                    2,993,019
--------------------------------------------------------------------------------
    2,600,000    New Century Asset Trust,
                 4.78%, 5/3/06                                        2,599,298
--------------------------------------------------------------------------------
    1,700,000    Rabobank USA Financial Corp.,
                 4.82%, 5/1/06(3)                                     1,700,000
--------------------------------------------------------------------------------
    2,600,000    Windmill Funding Corp.,
                 4.76%, 5/4/06 (Acquired 4/3/06,
                 Cost $2,589,343)(4)                                  2,598,944
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost $9,891,407)                                                     9,891,261
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.2%

      500,000    FNMA Discount Notes,
                 4.77%, 6/28/06(2)(3)
(Cost $496,162)                                                         496,097
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.0%
(Cost $163,346,820)                                                 200,861,694
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- 1.0%                                               2,020,923
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                        $ 202,882,617
================================================================================

See Notes to Financial Statements.                                  (continued)

------
8

Mid Cap Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FUTURES CONTRACTS*

                                                    Underlying Face   Unrealized
    Contracts Purchased           Expiration Date   Amount at Value   Gain (Loss)
---------------------------------------------------------------------------------
12 S&P MidCap 400 Index Futures      June 2006        $4,842,000        $228,243
                                                    =============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

FNMA = Federal National Mortgage Association

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

(3) Security, or a portion thereof, has been segregated for a futures contract.

(4) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at April 30, 2006 was $2,598,944, which represented 1.3% of total net assets.

See Notes to Financial Statements.

------
9

Small Cap Growth - Performance

TOTAL RETURNS AS OF APRIL 30, 2006
                                                ----------------------
                                                AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------
                                                              SINCE      INCEPTION
                            1 MONTH(1)   1 YEAR   5 YEARS   INCEPTION      DATE
----------------------------------------------------------------------------------
A CLASS(2)                                                                7/12/99
  No sales charge*            1.29%      31.66%     9.31%   14.14%
  With sales charge*         -4.54%      24.11%     8.02%   13.16%
----------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX(3)    -0.01%      31.39%    13.34%   12.44%(4)        --
----------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX    -0.29%      36.13%     6.05%    3.17%(4)        --
----------------------------------------------------------------------------------
Investor Class                 --          --        --      2.25%(1)      4/3/06
----------------------------------------------------------------------------------
Institutional Class            --          --        --      2.31%(1)      4/3/06
----------------------------------------------------------------------------------
B Class(2)                                                                7/12/99
  No sales charge*            1.29%      30.84%     8.61%   13.43%
  With sales charge*         -3.71%      26.84%     8.47%   13.43%
----------------------------------------------------------------------------------
C Class                                                                    4/3/06
  No sales charge*             --          --        --      2.19%(1)
  With sales charge*           --          --        --      1.19%(1)
----------------------------------------------------------------------------------
R Class                        --          --        --      2.25%(1)      4/3/06
----------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
 Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Class returns would have been lower if fees had not been waived.

(3) Data provided by Lipper Inc. -- A Reuters Company. (c) 2006 Reuters. All
    rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(4) Since 7/14/99, the date nearest the A Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------
10

Small Cap Growth - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 12, 1999

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended April 30
--------------------------------------------------------------------------------------------
                               2000*     2001     2002     2003      2004     2005     2006
--------------------------------------------------------------------------------------------
A Class (no sales charge)**   73.88%    -9.33%    5.41%   -20.83%   34.30%    5.76%   31.66%
--------------------------------------------------------------------------------------------
S&P SmallCap 600 Index         9.74%     8.09%   16.54%   -20.95%   39.94%   10.43%   31.39%
--------------------------------------------------------------------------------------------
Russell 2000 Growth Index     22.64%   -24.85%   -8.52%   -23.50%   41.57%   -0.55%   36.13%
--------------------------------------------------------------------------------------------

*From 7/12/99, the A Class's inception date. Index data from 7/14/99, the date nearest the A Class's inception for which data are available. Not annualized.
 Small Cap Growth A Class's initial investment is $9,425 to reflect the maximum
 5.75% initial sales charge.

**Class returns would have been lower, along with ending value, if fees had not been waived.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
11

Small Cap Growth - Portfolio Commentary

PORTFOLIO MANAGER: WILLIAM R. WALKER, CFA

We are pleased to provide this initial report on your investment with American
Century Investments. On March 31, 2006, American Century Investments acquired all of the net assets of Mason Street Small Cap Growth Stock pursuant to a plan of reorganization approved by the acquired fund's shareholders. This fund was reorganized as a series issued by American Century Mutual Funds, Inc. (ACMF).
Therefore, a one-month report is being provided based on the financial statement reporting period of other funds offered by ACMF. We at American Century
Investments look forward to helping you achieve your financial goals.

Over the past month since the reorganization, American Century-Mason Street
Small Cap Growth posted a gain of 1.29%* for the one-month ended April 30, 2006, ahead of the -0.29% return of the Russell 2000 Growth Index.

Normally, the fund invests at least 80% of net assets in common stocks of U.S.
companies with market capitalizations that do not exceed the maximum market capitalizations of any security in the S&P SmallCap 600 Index at the time of purchase.

The stocks of small capitalization companies may experience substantial price volatility. The fund's objective is long-term growth of capital and its strategy is to identify and invest in companies with above-average potential for growth.
The investment process involves detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, the growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics are important variables.

ENERGY LEADS THE PORTFOLIO

Stocks that added to the fund's performance for the fiscal year included anything energy-related, as the Energy sector continued to outperform. Grant
Prideco benefited from very strong pricing for tubular supplies to the oil and natural gas market.

TOP TEN HOLDINGS AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                     % OF
                                         NET ASSETS               NET ASSETS
                                            AS OF                    AS OF
                                           4/30/06                  3/31/06
--------------------------------------------------------------------------------
Beacon Roofing
Supply, Inc.                                2.4%                     2.6%
--------------------------------------------------------------------------------
LCA-Vision Inc.                             2.3%                     2.1%
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc.                                 2.1%                     2.2%
--------------------------------------------------------------------------------
Orient-Express
Hotels Ltd. Cl A                            2.1%                     2.1%
--------------------------------------------------------------------------------
OptionsXpress
Holdings, Inc.                              2.1%                     2.0%
--------------------------------------------------------------------------------
Advisory Board Co. (The)                    2.0%                     2.1%
--------------------------------------------------------------------------------
FMC Technologies Inc.                       1.9%                     1.8%
--------------------------------------------------------------------------------
Plexus Corp.                                1.9%                     1.7%
--------------------------------------------------------------------------------
Golf Galaxy Inc.                            1.9%                     1.6%
--------------------------------------------------------------------------------
Silgan Holdings Inc.                        1.9%                     2.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges.
 A Class shares are subject to a maximum sales charge of 5.75%.
 Had the sales charge been applied, returns would be lower than those shown.
 Total returns for periods less than one year are not annualized.
 Class returns would have been lower if fees had not been waived.

(continued)

------
12

Small Cap Growth - Portfolio Commentary

FINANCIALS ANOTHER PLUS

First Republic Bank and OptionsXpress Holdings, our top-contributing securities, led our investments in the financials sector. First Republic announced its intentions to spin off Ryan Beck, a small broker dealer in the southeast.
OptionsXpress, along with Portfolio Recovery Associates and Bankrate benefited from strong first quarter earnings.

HEALTH CARE ADD VALUE

Health Care performed very well post earnings as first quarter's correction set up an interesting trading opportunity. Kyphon and LCA-Vision were our leaders, as consensus had proven low for both companies. LCA-Vision, one of our largest holdings, corrected significantly in the first quarter which we took the opportunity to increase our position because of our view of the strength of the
LASIK market.

SOME DISAPPOINTMENTS

While we provided strong performance, we experienced some difficulties. Our largest detractors were Beacon Roofing Supply and United Natural Foods. Beacon
Roofing corrected as investors became more concerned about the housing market, a wrong assessment as first quarter earnings estimates had proven to be too low.

LOOKING AHEAD

American Century-Mason Street Small Cap Growth seeks to buy high quality fast growing small cap companies. We believe that relative to small cap value, growth offers greater opportunities through cheaper relative value and strong earnings per share growth. We will continue to adhere to our discipline of identifying well-managed companies that appear to be under-valued for reasons unrelated to their fundamental or financial health.

TOP FIVE INDUSTRIES AS OF APRIL 30, 2006
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06               3/31/06
--------------------------------------------------------------------------------
Health Care
Providers & Services                        12.0%                 12.5%
--------------------------------------------------------------------------------
Commercial Services
& Supplies                                   9.9%                  8.7%
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                    6.7%                  6.9%
--------------------------------------------------------------------------------
Health Care
Equipment & Supplies                         6.3%                  6.7%
--------------------------------------------------------------------------------
Specialty Retail                             5.9%                  5.6%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           4/30/06               3/31/06
--------------------------------------------------------------------------------
Common Stocks                               93.7%                 96.6%
--------------------------------------------------------------------------------
Commercial Paper                             6.3%                   --
--------------------------------------------------------------------------------
Temporary
Cash Investments                             0.6%                  1.8%
--------------------------------------------------------------------------------
Other Assets
and Liabilities                            (0.6)%                  1.6%
--------------------------------------------------------------------------------

------
13

Small Cap Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 93.7%

AEROSPACE & DEFENSE -- 1.5%
--------------------------------------------------------------------------------
       46,400    Essex Corp.(1)                                    $    989,713
--------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS -- 2.9%
--------------------------------------------------------------------------------
       18,840    C.H. Robinson Worldwide Inc.                           835,554
--------------------------------------------------------------------------------
       26,675    Forward Air Corp.                                    1,071,535
--------------------------------------------------------------------------------
                                                                      1,907,089
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.3%
--------------------------------------------------------------------------------
       41,400    LKQ Corporation(1)                                     871,056
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 3.8%
--------------------------------------------------------------------------------
       11,375    Greenhill & Co. Inc.                                   806,715
--------------------------------------------------------------------------------
        6,300    Investors Financial
                 Services Corporation                                   301,518
--------------------------------------------------------------------------------
       44,889    OptionsXpress Holdings, Inc.                         1,414,004
--------------------------------------------------------------------------------
                                                                      2,522,237
--------------------------------------------------------------------------------

CHEMICALS -- 0.9%
--------------------------------------------------------------------------------
       15,325    Airgas Inc.                                            619,896
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 3.9%
--------------------------------------------------------------------------------
       15,825    First Republic Bank                                    688,704
--------------------------------------------------------------------------------
       36,350    Greater Bay Bancorp                                  1,003,987
--------------------------------------------------------------------------------
       31,500    Nexity Financial Corp.(1)                              395,325
--------------------------------------------------------------------------------
       18,725    Placer Sierra Bancshares                               497,149
--------------------------------------------------------------------------------
                                                                      2,585,165
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 9.9%
--------------------------------------------------------------------------------
       11,300    ACCO Brands Corp.(1)                                   242,724
--------------------------------------------------------------------------------
       24,200    Advisory Board Co. (The)(1)                          1,358,103
--------------------------------------------------------------------------------
       15,700    Brady Corp. Cl A                                       564,729
--------------------------------------------------------------------------------
        8,600    Corporate Executive
                 Board Co. (The)                                        921,318
--------------------------------------------------------------------------------
       26,060    Corrections Corp. of America(1)                      1,169,573
--------------------------------------------------------------------------------
       28,800    Hudson Highland Group Inc.(1)                          580,320
--------------------------------------------------------------------------------
       20,900    Huron Consulting Group Inc.(1)                         742,995
--------------------------------------------------------------------------------
       23,600    ICT Group Inc.(1)                                      566,400
--------------------------------------------------------------------------------
       13,384    Kenexa Corp.(1)                                        444,750
--------------------------------------------------------------------------------
                                                                      6,590,912
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 0.6%
--------------------------------------------------------------------------------
       24,900    RADWARE Ltd.(1)                                        394,665
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 0.5%
--------------------------------------------------------------------------------
       12,800    Williams Scotsman
                 International, Inc.(1)                                 314,496
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 2.0%
--------------------------------------------------------------------------------
        8,900    Intertape Polymer Group Inc.(1)                         78,498
--------------------------------------------------------------------------------
       32,120    Silgan Holdings Inc.                                 1,247,220
--------------------------------------------------------------------------------
                                                                      1,325,718
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.2%
--------------------------------------------------------------------------------
       27,730    Marlin Business Services Corp.(1)                 $    604,514
--------------------------------------------------------------------------------
       16,650    Portfolio Recovery
                 Associates Inc.(1)                                     856,643
--------------------------------------------------------------------------------
                                                                      1,461,157
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 0.1%
--------------------------------------------------------------------------------
        2,475    ITC Holdings Corp.                                      63,929
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 2.3%
--------------------------------------------------------------------------------
       46,873    International
                 DisplayWorks, Inc.(1)                                  263,426
--------------------------------------------------------------------------------
       28,900    Plexus Corp.(1)                                      1,258,884
--------------------------------------------------------------------------------
                                                                      1,522,310
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 5.2%
--------------------------------------------------------------------------------
       23,275    FMC Technologies Inc.(1)                             1,270,349
--------------------------------------------------------------------------------
       21,745    Grant Prideco Inc.(1)                                1,113,344
--------------------------------------------------------------------------------
      123,950    Grey Wolf Inc.(1)                                      966,810
--------------------------------------------------------------------------------
        3,400    Warrior Energy Service Corp.(1)                        102,000
--------------------------------------------------------------------------------
                                                                      3,452,503
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 1.7%
--------------------------------------------------------------------------------
       34,675    United Natural Foods Inc.(1)                         1,108,560
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.6%
--------------------------------------------------------------------------------
       13,900    Peet's Coffee & Tea Inc.(1)                            432,846
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT
& SUPPLIES -- 6.3%
--------------------------------------------------------------------------------
       16,100    Foxhollow Technologies Inc.(1)                         501,515
--------------------------------------------------------------------------------
       23,050    Kyphon Inc.(1)                                         957,728
--------------------------------------------------------------------------------
       10,800    PolyMedica Corp.                                       446,148
--------------------------------------------------------------------------------
       24,540    ResMed Inc.(1)                                       1,058,900
--------------------------------------------------------------------------------
       11,400    SonoSite Inc.(1)                                       430,350
--------------------------------------------------------------------------------
       15,750    Ventana Medical Systems Inc.(1)                        767,025
--------------------------------------------------------------------------------
                                                                      4,161,666
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS
& SERVICES -- 12.0%
--------------------------------------------------------------------------------
        6,300    HealthExtras Inc.(1)                                   183,078
--------------------------------------------------------------------------------
       27,140    Horizon Health Corp.(1)                                567,226
--------------------------------------------------------------------------------
       27,225    LCA-Vision Inc.                                      1,528,955
--------------------------------------------------------------------------------
       11,500    Nighthawk Radiology
                 Holdings Inc.(1)                                       278,645
--------------------------------------------------------------------------------
       28,220    Pediatrix Medical Group, Inc.(1)                     1,428,496
--------------------------------------------------------------------------------
       35,284    Providence Service Corp. (The)(1)                    1,105,095
--------------------------------------------------------------------------------
       24,200    PSS World Medical Inc.(1)                              436,568
--------------------------------------------------------------------------------
       31,700    Psychiatric Solutions, Inc.(1)                       1,048,002
--------------------------------------------------------------------------------
       19,275    Radiation Therapy
                 Services Inc.(1)                                       492,476
--------------------------------------------------------------------------------
       38,950    Symbion Inc.(1)                                        896,240
--------------------------------------------------------------------------------
        1,700    Visicu Inc.(1)                                          40,460
--------------------------------------------------------------------------------
                                                                      8,005,241
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Small Cap Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

Shares                                                                Value
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 6.7%
--------------------------------------------------------------------------------
       17,375    Life Time Fitness Inc.(1)                         $    795,775
--------------------------------------------------------------------------------
       43,200    Morton's Restaurant
                 Group Inc.(1)                                          725,760
--------------------------------------------------------------------------------
       34,638    Orient-Express Hotels Ltd. Cl A                      1,420,158
--------------------------------------------------------------------------------
       32,800    Pinnacle Entertainment Inc.(1)                         895,439
--------------------------------------------------------------------------------
       14,100    Red Robin Gourmet
                 Burgers Inc.(1)                                        633,936
--------------------------------------------------------------------------------
                                                                      4,471,068
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 2.1%
--------------------------------------------------------------------------------
       17,500    Blue Nile Inc.(1)                                      609,000
--------------------------------------------------------------------------------
       18,600    Coldwater Creek Inc.(1)                                520,056
--------------------------------------------------------------------------------
       10,400    Stamps.com Inc.(1)                                     293,280
--------------------------------------------------------------------------------
                                                                      1,422,336
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 0.5%
--------------------------------------------------------------------------------
        7,550    Bankrate Inc.(1)                                       364,439
--------------------------------------------------------------------------------

IT SERVICES -- 2.3%
--------------------------------------------------------------------------------
       25,375    Euronet Worldwide Inc.(1)                              906,903
--------------------------------------------------------------------------------
       22,900    Heartland Payment
                 Systems Inc.(1)                                        600,896
--------------------------------------------------------------------------------
                                                                      1,507,799
--------------------------------------------------------------------------------

MACHINERY -- 1.2%
--------------------------------------------------------------------------------
       14,918    Bucyrus International, Inc. Cl A                       774,393
--------------------------------------------------------------------------------

METALS & MINING -- 0.6%
--------------------------------------------------------------------------------
       17,350    Steel Technologies Inc.                                403,041
--------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS -- 1.8%
--------------------------------------------------------------------------------
       16,750    James River Coal Co.(1)                                588,763
--------------------------------------------------------------------------------
       29,600    Western Refining Inc.                                  598,808
--------------------------------------------------------------------------------
                                                                      1,187,571
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 1.5%
--------------------------------------------------------------------------------
       23,259    Adams Respiratory
                 Therapeutics Inc.(1)                                   997,579
--------------------------------------------------------------------------------

ROAD & RAIL -- 2.2%
--------------------------------------------------------------------------------
       45,265    Knight Transportation Inc.                             884,026
--------------------------------------------------------------------------------
       27,221    Marten Transport Ltd.(1)                               592,873
--------------------------------------------------------------------------------
                                                                      1,476,899
--------------------------------------------------------------------------------

SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -- 4.8%
--------------------------------------------------------------------------------
       17,000    Eagle Test Systems Inc.(1)                             268,600
--------------------------------------------------------------------------------
       82,590    Entegris, Inc.(1)                                      840,766
--------------------------------------------------------------------------------
       30,425    Genesis Microchip Inc.(1)                              478,281
--------------------------------------------------------------------------------
       27,100    MKS Instruments, Inc.(1)                               646,877
--------------------------------------------------------------------------------
       30,350    Tessera Technologies Inc.(1)                           973,325
--------------------------------------------------------------------------------
                                                                      3,207,849
--------------------------------------------------------------------------------

Shares/Principal Amount                                               Value
--------------------------------------------------------------------------------

SOFTWARE -- 3.9%
--------------------------------------------------------------------------------
       33,350    Blackboard Inc.(1)                                $    979,490
--------------------------------------------------------------------------------
       50,825    Sonic Solutions(1)                                     900,619
--------------------------------------------------------------------------------
       26,800    THQ Inc.(1)                                            686,884
--------------------------------------------------------------------------------
                                                                      2,566,993
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 5.9%
--------------------------------------------------------------------------------
       35,322    Aaron Rents Inc.                                       948,749
--------------------------------------------------------------------------------
       48,250    Golf Galaxy Inc.(1)                                  1,249,674
--------------------------------------------------------------------------------
       11,000    Guitar Center, Inc.(1)                                 591,360
--------------------------------------------------------------------------------
       27,600    Hibbett Sporting Goods Inc.(1)                         836,556
--------------------------------------------------------------------------------
        9,325    Lithia Motors Inc. Cl A                                316,024
--------------------------------------------------------------------------------
                                                                      3,942,363
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.2%
--------------------------------------------------------------------------------
       11,500    BankAtlantic
                 Bancorp, Inc. Cl A                                     171,580
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS -- 2.3%
--------------------------------------------------------------------------------
       42,350    Beacon Roofing Supply, Inc.(1)                       1,566,950
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $51,169,541)                                                   62,390,019
--------------------------------------------------------------------------------

COMMERCIAL PAPER(2) -- 6.3%

   $3,000,000    Morgan Stanley, 4.76%,
                 5/5/06 (Acquired 4/26/06,
                 Cost $2,996,430)(3)                                  2,998,389
--------------------------------------------------------------------------------
    1,200,000    Rabobank USA Financial Corp.,
                 4.82%, 5/1/06                                        1,200,000
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost $4,198,413)                                                     4,198,389
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 0.6%

      400,000    FNMA Discount Notes,
                 4.77%, 6/28/06(2)(4)
(Cost $396,929)                                                         396,878
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.6%
(Cost $55,764,883)                                                   66,985,286
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (0.6)%                                             (412,913)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $ 66,572,373
================================================================================

See Notes to Financial Statements.                                  (continued)

------
15

Small Cap Growth - Schedule of Investments

APRIL 30, 2006 (UNAUDITED)

FUTURES CONTRACTS*

                                                  Underlying Face   Unrealized
    Contracts Purchased        Expiration Date    Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
1 Russell 2000 Index Futures      June 2006           $384,750        $(4,747)
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

FNMA = Federal National Mortgage Association

(1) Non-income producing.

(2) The rate indicated is the yield to maturity at purchase.

(3) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at April 30, 2006 was $2,998,389, which represented 4.5% of total net assets.

(4) Security, or a portion thereof, has been segregated for a futures contract.

See Notes to Financial Statements.

------
16

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006
(except as noted).

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
17

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------
                                                                EXPENSES PAID
                              BEGINNING         ENDING         DURING PERIOD(1)   ANNUALIZED
                             ACCOUNT VALUE   ACCOUNT VALUE        11/1/05 -         EXPENSE
                                11/1/05         4/30/06            4/30/06          RATIO(1)
--------------------------------------------------------------------------------------------
MID CAP GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------------------
Investor Class                  $1,000       $1,004.10(2)          $0.78(3)           1.05%
--------------------------------------------------------------------------------------------
Institutional Class             $1,000       $1,004.10(2)          $0.63(3)           0.85%
--------------------------------------------------------------------------------------------
A Class                         $1,000       $1,000.70(4)          $1.07(5)           1.30%
--------------------------------------------------------------------------------------------
B Class (after waiver)(6)       $1,000       $1,000.00(4)          $1.60(5)           1.95%
--------------------------------------------------------------------------------------------
B Class (before waiver)         $1,000       $1,000.00(4)(7)       $1.68(5)           2.05%
--------------------------------------------------------------------------------------------
C Class                         $1,000       $1,003.40(2)          $1.52(3)           2.05%
--------------------------------------------------------------------------------------------
R Class                         $1,000       $1,004.10(2)          $1.15(3)           1.55%
--------------------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------------------
Investor Class                  $1,000       $1,019.59(8)          $5.26(8)           1.05%
--------------------------------------------------------------------------------------------
Institutional Class             $1,000       $1,020.58(8)          $4.26(8)           0.85%
--------------------------------------------------------------------------------------------
A Class                         $1,000       $1,018.35             $6.51              1.30%
--------------------------------------------------------------------------------------------
B Class (after waiver)(6)       $1,000       $1,015.12             $9.74              1.95%
--------------------------------------------------------------------------------------------
B Class (before waiver)         $1,000       $1,014.63            $10.24              2.05%
--------------------------------------------------------------------------------------------
C Class                         $1,000       $1,014.63(8)         $10.24(8)           2.05%
--------------------------------------------------------------------------------------------
R Class                         $1,000       $1,017.11(8)          $7.75(8)           1.55%
--------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from April 3, 2006
    (commencement of sale) through April 30, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 27, the number of days in the period from April 3, 2006
    (commencement of sale) through April 30, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) Ending account value based on actual return from April 1, 2006 through
    April 30, 2006.

(5) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 30, the number of days in the period from April 1, 2006 through April 30, 2006, divided by 365, to reflect the period. Had the class been available throughout the entire fiscal half-year period, the expenses paid during the period would have been higher.

(6) During the period ended April 30, 2006, the class received a partial waiver of its distribution and service fees.

(7) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and may have resulted in a lower ending account value.

(8) Ending account value and expenses paid during period assumes the class had been available throughout the entire fiscal half-year period and are calculated using the class's annualized expense ratio listed in the table above.

(continued)

------
18

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------------------
                                                                 EXPENSES PAID
                               BEGINNING         ENDING        DURING PERIOD(1)   ANNUALIZED
                              ACCOUNT VALUE   ACCOUNT VALUE       11/1/05 -         EXPENSE
                                 11/1/05         4/30/06           4/30/06          RATIO(1)
--------------------------------------------------------------------------------------------
SMALL CAP GROWTH SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------------------
Investor Class                   $1,000       $1,022.50(2)         $0.97(3)          1.30%
--------------------------------------------------------------------------------------------
Institutional Class              $1,000       $1,023.10(2)         $0.82(3)          1.10%
--------------------------------------------------------------------------------------------
A Class (after waiver)(4)        $1,000       $1,012.90(5)         $1.16(6)          1.40%
--------------------------------------------------------------------------------------------
A Class (before waiver)          $1,000       $1,012.90(5)(7)      $1.28(6)          1.55%
--------------------------------------------------------------------------------------------
B Class (after waiver)(4)        $1,000       $1,012.90(5)         $1.70(6)          2.05%
--------------------------------------------------------------------------------------------
B Class (before waiver)          $1,000       $1,012.90(5)(7)      $1.90(6)          2.30%
--------------------------------------------------------------------------------------------
C Class                          $1,000       $1,021.90(2)         $1.72(3)          2.30%
--------------------------------------------------------------------------------------------
R Class                          $1,000       $1,022.50(2)         $1.35(3)          1.80%
--------------------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------------------
Investor Class                   $1,000       $1,018.35(8)         $6.51(8)          1.30%
--------------------------------------------------------------------------------------------
Institutional Class              $1,000       $1,019.34(8)         $5.51(8)          1.10%
--------------------------------------------------------------------------------------------
A Class (after waiver)(4)        $1,000       $1,017.85            $7.00             1.40%
--------------------------------------------------------------------------------------------
A Class (before waiver)          $1,000       $1,017.11            $7.75             1.55%
--------------------------------------------------------------------------------------------
B Class (after waiver)(4)        $1,000       $1,014.63           $10.24             2.05%
--------------------------------------------------------------------------------------------
B Class (before waiver)          $1,000       $1,013.39           $11.48             2.30%
--------------------------------------------------------------------------------------------
C Class                          $1,000       $1,013.39(8)        $11.48(8)          2.30%
--------------------------------------------------------------------------------------------
R Class                          $1,000       $1,015.87(8)         $9.00(8)          1.80%
--------------------------------------------------------------------------------------------

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2) Ending account value based on actual return from April 3, 2006
    (commencement of sale) through April 30, 2006.

(3) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 27, the number of days in the period from April 3, 2006
    (commencement of sale) through April 30, 2006, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

(4) During the period ended April 30, 2006, the class received a partial waiver of its distribution and service fees.

(5) Ending account value based on actual return from April 1, 2006 through
    April 30, 2006.

(6) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 30, the number of days in the period from April 1, 2006 through April 30, 2006, divided by 365, to reflect the period. Had the class been available throughout the entire fiscal half-year period, the expenses paid during the period would have been higher.

(7) Ending account value assumes the return earned after waiver. The return would have been lower had fees not been waived and may have resulted in a lower ending account value.

(8) Ending account value and expenses paid during period assumes the class had been available throughout the entire fiscal half-year period and are calculated using the class's annualized expense ratio listed in the table above.

------
19

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                MID CAP GROWTH  SMALL CAP GROWTH
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $163,346,820 and $55,764,883,
respectively)                                    $200,861,694       $66,985,286
--------------------------------------------
Cash                                                  140,935            64,661
--------------------------------------------
Receivable for investments sold                     4,529,783           663,664
--------------------------------------------
Receivable for capital shares sold                      3,733           108,909
--------------------------------------------
Receivable for variation margin
on futures contracts                                   31,800             3,350
--------------------------------------------
Interest and dividend receivable                       46,256             2,127
--------------------------------------------------------------------------------
                                                  205,614,201        67,827,997
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                   2,557,383         1,171,497
--------------------------------------------
Payable for capital shares redeemed                     4,238             4,204
--------------------------------------------
Accrued management fees                               150,173            70,076
--------------------------------------------
Distribution fees payable                               5,507             5,140
--------------------------------------------
Service fees (and distribution fees -
A Class and R Class) payable                           14,283             4,707
--------------------------------------------------------------------------------
                                                    2,731,584         1,255,624
--------------------------------------------------------------------------------

NET ASSETS                                       $202,882,617       $66,572,373
================================================================================

See Notes to Financial Statements.                                  (continued)

------
20

Statement of Assets and Liabilities

APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                                MID CAP GROWTH  SMALL CAP GROWTH
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                  $156,564,392       $52,781,636
--------------------------------------------
Accumulated net investment loss                       (47,339)          (58,201)
--------------------------------------------
Undistributed net realized gain
on investment transactions                          8,622,447         2,633,282
--------------------------------------------
Net unrealized appreciation on investments         37,743,117        11,215,656
--------------------------------------------------------------------------------
                                                 $202,882,617       $66,572,373
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                            $33,192           $25,565
--------------------------------------------
Shares outstanding                                      2,236             1,483
--------------------------------------------
Net asset value per share                              $14.84            $17.24
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                       $149,761,702           $25,568
--------------------------------------------
Shares outstanding                                 10,089,307             1,483
--------------------------------------------
Net asset value per share                              $14.84            $17.24
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                        $44,227,046       $58,097,989
--------------------------------------------
Shares outstanding                                  2,980,544         3,369,974
--------------------------------------------
Net asset value per share                              $14.84            $17.24
--------------------------------------------
Maximum offering price
(net asset value divided by 0.9425)                    $15.75            $18.29
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                         $8,806,312        $8,340,538
--------------------------------------------
Shares outstanding                                    630,593           504,104
--------------------------------------------
Net asset value per share                              $13.97            $16.55
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                            $29,270           $57,153
--------------------------------------------
Shares outstanding                                      1,974             3,318
--------------------------------------------
Net asset value per share                              $14.83            $17.23
--------------------------------------------------------------------------------

R CLASS
--------------------------------------------------------------------------------
Net assets                                            $25,095           $25,560
--------------------------------------------
Shares outstanding                                      1,691             1,483
--------------------------------------------
Net asset value per share                              $14.84            $17.24
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
21

Statement of Operations

FOR THE ONE-MONTH ENDED APRIL 30, 2006 (UNAUDITED) AND YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------------------------------------
                                                    MID CAP GROWTH                    SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------
                                         APRIL 30, 2006(1)  MARCH 31, 2006   APRIL 30, 2006(1)  MARCH 31, 2006
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS)
--------------------------------------------------------------------------------------------------------------
INCOME:
---------------------------------------
Dividends                                   $    66,300       $  1,846,186      $    10,679      $    149,013
---------------------------------------
Interest                                         56,325            378,804           11,043           164,040
--------------------------------------------------------------------------------------------------------------
                                                122,625          2,224,990           21,722           313,053
--------------------------------------------------------------------------------------------------------------

EXPENSES:
---------------------------------------
Management fees                                 150,173          1,382,888           70,076           460,953
---------------------------------------
Distribution fees:
---------------------------------------
  A Class                                            --             41,392               --            45,290
---------------------------------------
  B Class                                         5,483             69,276            5,111            56,761
---------------------------------------
  C Class                                            15              6,393               19             9,886
---------------------------------------
Service fees:
---------------------------------------
  B Class                                         1,828                 --            1,704                --
---------------------------------------
  C Class                                             5                 --                6                --
---------------------------------------
Service and distribution fees:
---------------------------------------
  A Class                                        13,182                 --           11,753                --
---------------------------------------
  R Class                                             9                 --                9                --
---------------------------------------
Shareholder servicing fees
(A Class, B Class and C Class)                       --            461,530               --           136,465
---------------------------------------
Transfer agent fees                                  --            194,216               --           167,210
---------------------------------------
Administrative fees                                  --            184,385               --            54,230
---------------------------------------
Other expenses                                       --            107,902               --           128,498
---------------------------------------
Directors' fees and expenses                         --              6,682               --             6,682
--------------------------------------------------------------------------------------------------------------
                                                170,695          2,454,664           88,678         1,065,975
---------------------------------------
Amount waived                                      (731)            (8,480)          (8,755)         (250,993)
--------------------------------------------------------------------------------------------------------------
                                                169,964          2,446,184           79,923           814,982
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                    (47,339)          (221,194)         (58,201)         (501,929)
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                     (927,344)        22,217,148         (157,766)        6,012,587
---------------------------------------
Change in net unrealized appreciation
(depreciation) on investments                 1,171,905         12,871,022        1,064,149         5,599,924
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)         244,561         35,088,170          906,383        11,612,511
--------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $   197,222       $ 34,866,976      $   848,182      $ 11,110,582
==============================================================================================================

(1) The funds' fiscal year end was changed from March 31 to October 31, resulting in a one-month semiannual reporting period (see Note 7).

See Notes to Financial Statements.

------
22

Statement of Changes in Net Assets

ONE-MONTH ENDED APRIL 30, 2006 (UNAUDITED) AND YEARS ENDED MARCH 31, 2006 AND
MARCH 31, 2005, RESPECTIVELY
----------------------------------------------------------------------------------------------
                                                                MID CAP GROWTH
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            APRIL 30, 2006(1)  MARCH 31, 2006  MARCH 31, 2005
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income (loss)                   $    (47,339)     $   (221,194)   $ (1,396,429)
-------------------------------------------
Net realized gain (loss)                           (927,344)       22,217,148      13,428,989
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                       1,171,905        12,871,022      (2,865,722)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           197,222        34,866,976       9,166,838
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net realized gains:
-------------------------------------------
  A Class                                                --       (15,783,919)             --
-------------------------------------------
  B Class                                                --          (836,858)             --
-------------------------------------------
  C Class                                                --           (88,602)             --
----------------------------------------------------------------------------------------------
Decrease in net assets from distributions                --       (16,709,379)             --
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                    (376,414)       11,335,375       4,266,819
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              (179,192)       29,492,972      13,433,657

NET ASSETS
----------------------------------------------------------------------------------------------
Beginning of period                             203,061,809       173,568,837     160,135,180
----------------------------------------------------------------------------------------------
End of period                                  $202,882,617      $203,061,809    $173,568,837
==============================================================================================

Accumulated net investment loss                    $(47,339)               --              --
==============================================================================================

(1) The fund's fiscal year end was changed from March 31 to October 31, resulting in a one-month semiannual reporting period (see Note 7).

See Notes to Financial Statements.                                                 (continued)

------
23

Statement of Changes in Net Assets

ONE-MONTH ENDED APRIL 30, 2006 (UNAUDITED) AND YEARS ENDED MARCH 31, 2006 AND
MARCH 31, 2005, RESPECTIVELY
----------------------------------------------------------------------------------------------
                                                               SMALL CAP GROWTH
----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS            APRIL 30, 2006(1)  MARCH 31, 2006  MARCH 31, 2005
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income (loss)                    $   (58,201)     $  (501,929)     $ (420,997)
-------------------------------------------
Net realized gain (loss)                           (157,766)       6,012,587       3,721,650
-------------------------------------------
Change in net unrealized
appreciation (depreciation)                       1,064,149        5,599,924         594,057
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           848,182       11,110,582       3,894,710
----------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net realized gains:
-------------------------------------------
  A Class                                                --       (4,765,611)     (1,329,074)
-------------------------------------------
  B Class                                                --         (758,743)       (320,858)
-------------------------------------------
  C Class                                                --         (150,496)        (34,300)
----------------------------------------------------------------------------------------------
Decrease in net assets from distributions                --       (5,674,850)     (1,684,232)
----------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                     636,113       17,960,189        8,175,057
----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             1,484,295       23,395,921       10,385,535

NET ASSETS
----------------------------------------------------------------------------------------------
Beginning of period                              65,088,078       41,692,157       31,306,622
----------------------------------------------------------------------------------------------
End of period                                   $66,572,373      $65,088,078      $41,692,157
==============================================================================================

Accumulated net investment loss                    $(58,201)              --               --
==============================================================================================

(1) The fund's fiscal year end was changed from March 31 to October 31, resulting in a one-month semiannual reporting period (see Note 7).

See Notes to Financial Statements.

------
24

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century-Mason Street Mid Cap
Growth Fund (Mid Cap Growth) and American Century-Mason Street Small Cap Growth
Fund (Small Cap Growth) (the funds) are two funds in a series issued by the corporation (see Note 7). The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. Mid Cap Growth invests primarily in stocks of mid-sized companies. Small Cap Growth invests primarily in stocks of smaller market capitalization companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class. The
A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of the funds' Investor Class, Institutional Class, C Class and R Class
commenced on April 3, 2006.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades
(but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; or
trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

(continued)

------
25

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account all of the investment advisor's assets under management in each fund's investment strategy (strategy assets) to calculate the appropriate fee rate for each fund. The strategy assets include each fund's assets and the assets of other clients of the investment advisor that are not in the American Century family of funds, but that have the same investment team and investment strategy.

The annual management fee schedule for each class of Mid Cap Growth is as follows:

--------------------------------------------------------------------------------
                                             INVESTOR,
                                            A, B, C & R       INSTITUTIONAL
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $500 million                             1.05%              0.85%
--------------------------------------------------------------------------------
Over $500 million                              1.00%              0.80%
--------------------------------------------------------------------------------

(continued)

------
26

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

The annual management fee schedule for each class of Small Cap Growth is as follows:

--------------------------------------------------------------------------------
                                             INVESTOR,
                                            A, B, C & R       INSTITUTIONAL
--------------------------------------------------------------------------------
STRATEGY ASSETS
--------------------------------------------------------------------------------
First $1 billion                               1.30%              1.10%
--------------------------------------------------------------------------------
Over $1 billion                                1.10%              0.90%
--------------------------------------------------------------------------------

For the one-month ended April 30, 2006, the effective annual management fee for each class of each fund was as follows:

--------------------------------------------------------------------------------
                                             INVESTOR,
                                            A, B, C & R       INSTITUTIONAL
--------------------------------------------------------------------------------
Mid Cap Growth                                 1.05%              0.85%
--------------------------------------------------------------------------------
Small Cap Growth                               1.30%              1.10%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the B Class and C Class will pay
American Century Investment Services, Inc. (ACIS) an annual distribution fee and service fee of 0.75% and 0.25%, respectively. The plans provide that the A Class and the R Class will pay ACIS an annual distribution and service fee of 0.25%
for the A Class and 0.50% for the R Class. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A Class, B Class, C Class and R
Class shares. ACIM has agreed to voluntarily waive a portion of its service and distribution fees through March 31, 2008, by 0.10% for the B Class of Mid Cap
Growth and by 0.15% and 0.25% for the A Class and B Class of Small Cap Growth,
respectively. The total amount of the waivers for the one-month ended April 30,
2006, is as follows:

--------------------------------------------------------------------------------
                                          A                        B
--------------------------------------------------------------------------------
Mid Cap Growth                             --                     $731
--------------------------------------------------------------------------------
Small Cap Growth                       $7,051                   $1,704
--------------------------------------------------------------------------------

Fees incurred under the plans during the one-month ended April 30, 2006, are detailed in the Statement of Operations.

ACIM has entered into a Subadvisory Agreement with Mason Street Advisors LLC
(Mason Street) on behalf of the funds. The subadvisor makes investment decisions for the funds in accordance with the funds' investment objectives, policies, and restrictions under the supervision of ACIM and the Board of Directors. ACIM pays all costs associated with retaining Mason Street as the subadvisor of the funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

JPMorgan Chase Bank is a custodian of the funds and a wholly owned subsidiary of
J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------
27

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the one-month ended April 30, 2006, were as follows:

                                                MID CAP GROWTH  SMALL CAP GROWTH
--------------------------------------------------------------------------------
Purchases                                         $13,520,446       $2,649,096
--------------------------------------------------------------------------------
Proceeds from sales                                $8,156,657       $4,029,088
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (see Note 7):

---------------------------------------------------------------------------------------------
                                           MID CAP GROWTH               SMALL CAP GROWTH
---------------------------------------------------------------------------------------------
                                       SHARES           AMOUNT       SHARES           AMOUNT
---------------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2006(1)
SHARES AUTHORIZED                   55,000,000                     55,000,000
=============================================================================================
Sold                                     2,236          $33,002         1,483        $25,000
=============================================================================================

INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2006(1)
SHARES AUTHORIZED                   50,000,000                     50,000,000
=============================================================================================
Sold                                10,089,307     $149,765,515         1,483        $25,000
=============================================================================================

A CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2006(2)
SHARES AUTHORIZED                   20,000,000                     20,000,000
=============================================================================================
Sold                                   105,107    $   1,515,797       200,939    $ 3,419,630
--------------------------------
Redeemed                           (10,214,350)    (151,517,671)     (172,719)    (2,870,033)
---------------------------------------------------------------------------------------------
Net increase (decrease)            (10,109,243)   $(150,001,874)       28,220    $   549,597
=============================================================================================
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                  149,148,534                    149,635,857
=============================================================================================
Sold                                   628,722     $  8,754,617     1,409,502   $ 23,405,269
--------------------------------
Issued in reinvestment
of distributions                     1,142,004       15,702,632       288,264      4,537,275
--------------------------------
Redeemed                              (835,676)     (11,797,915)     (674,623)   (11,197,022)
---------------------------------------------------------------------------------------------
Net increase (decrease)                935,050     $ 12,659,334     1,023,143   $ 16,745,522
=============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                  149,148,534                    149,635,857
=============================================================================================
Sold                                   970,357      $12,678,022       950,771    $14,037,646
--------------------------------
Issued in reinvestment
of distributions                            --               --        80,483      1,259,556
--------------------------------
Redeemed                              (537,458)      (7,066,240)     (480,513)    (7,192,504)
---------------------------------------------------------------------------------------------
Net increase (decrease)                432,899      $ 5,611,782       550,741    $ 8,104,698
=============================================================================================

(1) April 3, 2006 (commencement of sale) through April 30, 2006.

(2) April 1, 2006 through April 30, 2006. The funds' fiscal year end was changed from March 31 to October 31, resulting in a one-month semiannual reporting period (see Note 7).

(continued)

------
28

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

---------------------------------------------------------------------------------------------
                                           MID CAP GROWTH               SMALL CAP GROWTH
---------------------------------------------------------------------------------------------
                                       SHARES           AMOUNT       SHARES           AMOUNT
---------------------------------------------------------------------------------------------
B CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2006(1)
SHARES AUTHORIZED                   10,000,000                     10,000,000
=============================================================================================
Sold                                     4,956        $  68,814         3,780      $  61,703
--------------------------------
Redeemed                               (21,306)        (296,282)       (6,556)      (106,516)
---------------------------------------------------------------------------------------------
Net increase (decrease)                (16,350)       $(227,468)       (2,776)     $ (44,813)
=============================================================================================
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                   75,851,466                     75,364,143
=============================================================================================
Sold                                    82,194      $ 1,102,818        64,896    $ 1,034,592
--------------------------------
Issued in reinvestment
of distributions                        64,131          831,774        48,853        739,630
--------------------------------
Redeemed                              (264,539)      (3,535,355)      (78,509)    (1,249,817)
---------------------------------------------------------------------------------------------
Net increase (decrease)               (118,214)     $(1,600,763)       35,240    $   524,405
=============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                   75,851,466                     75,364,143
=============================================================================================
Sold                                    87,432      $ 1,093,104        71,250     $1,014,827
--------------------------------
Issued in reinvestment
of distributions                            --               --        20,580        313,025
--------------------------------
Redeemed                              (148,836)      (1,871,389)      (51,611)      (744,166)
---------------------------------------------------------------------------------------------
Net increase (decrease)                (61,404)     $  (778,285)       40,219     $  583,686
=============================================================================================

C CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2006(2)
SHARES AUTHORIZED                   10,000,000                     10,000,000
=============================================================================================
Sold                                     1,974          $29,411         3,318        $56,329
=============================================================================================

C CLASS -- ACQUIRED FUND
(SEE NOTE 7)
---------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2006
SHARES AUTHORIZED                   75,000,000                     75,000,000
=============================================================================================
Sold                                    25,969        $ 344,127        41,416      $ 664,850
--------------------------------
Issued in reinvestment
of distributions                         6,748           87,593         9,618        145,522
--------------------------------
Redeemed                               (11,732)        (154,916)       (7,626)      (120,110)
---------------------------------------------------------------------------------------------
Net increase (decrease)                 20,985        $ 276,804        43,408      $ 690,262
=============================================================================================
YEAR ENDED MARCH 31, 2005
SHARES AUTHORIZED                   75,000,000                     75,000,000
=============================================================================================
Sold                                    44,778      $   561,515        45,157   $    647,586
--------------------------------
Issued in reinvestment
of distributions                            --               --         2,193         33,355
--------------------------------
Redeemed                               (86,859)      (1,128,193)      (79,839)    (1,194,268)
---------------------------------------------------------------------------------------------
Net increase (decrease)                (42,081)     $  (566,678)      (32,489)   $  (513,327)
=============================================================================================

R CLASS
---------------------------------------------------------------------------------------------
PERIOD ENDED APRIL 30, 2006(2)
SHARES AUTHORIZED                   10,000,000                     10,000,000
=============================================================================================
Sold                                     1,691          $25,000         1,483        $25,000
=============================================================================================

(1) April 1, 2006 through April 30, 2006. The funds' fiscal year end was changed from March 31 to October 31, resulting in a one-month semiannual reporting period (see Note 7).

(2) April 3, 2006 (commencement of sale) through April 30, 2006.

(continued)

------
29

Notes to Financial Statements

APRIL 30, 2006 (UNAUDITED)

5. RISK FACTORS

Small Cap Growth concentrates its investments in common stocks of small companies. Because of this, Small Cap Growth may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

6. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2006, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                MID CAP GROWTH  SMALL CAP GROWTH
--------------------------------------------------------------------------------
Federal tax cost of investments                  $163,631,415       $55,902,656
================================================================================
Gross tax appreciation of investments             $39,038,552       $12,190,596
------------------------------------------
Gross tax depreciation of investments              (1,808,273)       (1,107,966)
--------------------------------------------------------------------------------
Net tax appreciation
(depreciation) of investments                     $37,230,279       $11,082,630
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

7. REORGANIZATION PLAN

As of the close of business on March 31, 2006, Mid Cap Growth and Small Cap
Growth acquired all of the net assets of two funds issued by Mason Street Funds,
Inc., Mason Street Aggressive Growth Stock Fund (Aggressive Growth Stock) and
Mason Street Small Cap Growth Stock Fund (Small Cap Growth Stock), respectively, pursuant to a plan of reorganization approved by the acquired funds'
shareholders on March 15, 2006. The surviving funds for the purposes of maintaining the financial statements and performance history in the post-reorganization period are Aggressive Growth Stock and Small Cap Growth
Stock. These funds were also reorganized as funds issued by American Century
Mutual Funds, Inc. The funds' fiscal year end was changed from March 31 to
October 31.

Prior to the reorganization, Aggressive Growth Stock and Small Cap Growth Stock
had A Class, B Class and C Class shares. At the close of business and as a result of the reorganization, A Class shares and B Class shares of the acquired funds were converted to A Class shares and B Class shares, respectively, of the surviving funds. C Class shares of the acquired funds were converted to A Class shares of the surviving funds.

A Class, B Class and C Class net assets of Aggressive Growth Stock before the reorganization were $193,018,755, $9,032,496 and $1,010,558, respectively.
Immediately after the reorganization, A Class, B Class and C Class net assets of
Mid Cap Growth were $194,029,313, $9,032,496 and $-, respectively.

A Class, B Class and C Class net assets of Small Cap Growth Stock before the reorganization were $55,084,794, $8,283,664 and $1,719,620, respectively.
Immediately after the reorganization, A Class, B Class and C Class net assets of
Small Cap Growth were $56,804,414, $8,283,664 and $-, respectively.

------
30

Mid Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $14.78
--------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        --(3)
---------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.06
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.06
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $14.84
================================================================================
  TOTAL RETURN(4)                                                        0.41%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.05%(5)
---------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.23)%(5)
---------------------------------------------------------------
Portfolio Turnover Rate                                                  4%(6)
---------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $33
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
31

Mid Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $14.78
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        --(3)
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.06
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.06
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $14.84
================================================================================
  TOTAL RETURN(4)                                                        0.41%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.85%(5)
--------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.03)%(5)
--------------------------------------------------------------
Portfolio Turnover Rate                                                  4%(6)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                              $149,762
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
32

Mid Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------------
                                                                        A CLASS
--------------------------------------------------------------------------------------------------------------
                                        2006(1)       2006         2005         2004        2003        2002
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $14.83       $13.50       $12.78        $9.83      $12.93      $13.70
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)           (0.01)(2)    (0.01)(2)    (0.10)(2)    (0.09)(2)   (0.09)(2)   (0.09)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                             0.02         2.65         0.82         3.04       (3.01)       0.43
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations        0.01         2.64         0.72         2.95       (3.10)       0.34
--------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                  --         (1.31)         --           --          --        (1.11)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $14.84       $14.83       $13.50       $12.78       $9.83      $12.93
==============================================================================================================
  TOTAL RETURN(3)                         0.07%       20.28%        5.63%       30.01%     (23.98)%      2.54%

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                  1.30%(4)        1.29%        1.30%        1.30%        1.30%      1.30%
-----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                1.30%(4)        1.29%        1.36%        1.40%        1.55%      1.55%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets         (0.56)%(4)      (0.08)%      (0.79)%      (0.74)%      (0.86)%    (0.61)%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets
(Before Expense Waiver)              (0.56)%(4)      (0.08)%      (0.85)%      (0.84)%      (1.11)%    (0.86)%
-----------------------------------
Portfolio Turnover Rate                      4%          89%          70%          72%          35%        68%
-----------------------------------
Net Assets, End of Period
(in thousands)                          $44,227     $193,019     $163,069     $148,862     $105,728    $66,062
--------------------------------------------------------------------------------------------------------------

(1) April 1, 2006 through April 30, 2006 (unaudited). The fund's fiscal year was changed from March 31 to October 31, resulting in a one-month semiannual reporting period.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
33

Mid Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------------
                                                                        B CLASS
--------------------------------------------------------------------------------------------------------------
                                           2006(1)      2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                        $13.96      $12.86      $12.25       $9.49      $12.55      $13.43
--------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)              (0.03)(2)   (0.10)(2)   (0.18)(2)   (0.16)(2)   (0.16)(2)   (0.09)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                0.04        2.51        0.79        2.92       (2.90)       0.32
--------------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.01        2.41        0.61        2.76       (3.06)       0.23
--------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                     --        (1.31)        --          --          --        (1.11)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $13.97      $13.96      $12.86      $12.25       $9.49      $12.55
==============================================================================================================
  TOTAL RETURN(3)                            0.00%      19.48%       4.98%      29.08%     (24.38)%      1.75%

--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.95%(4)       1.95%       1.95%       1.95%        1.95%      1.95%
-----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                2.05%(4)(5)       2.02%       2.04%       2.05%        2.20%      2.20%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            (1.21)%(4)     (0.78)%     (1.44)%     (1.40)%      (1.52)%    (1.26)%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets
(Before Expense Waiver)              (1.31)%(4)(5)     (0.85)%     (1.53)%     (1.50)%      (1.77)%    (1.51)%
-----------------------------------
Portfolio Turnover Rate                         4%         89%         70%         72%          35%        68%
-----------------------------------
Net Assets, End of Period
(in thousands)                              $8,806      $9,032      $9,839     $10,128       $7,978    $10,302
--------------------------------------------------------------------------------------------------------------

(1) April 1, 2006 through April 30, 2006 (unaudited). The fund's fiscal year was changed from March 31 to October 31, resulting in a one-month semiannual reporting period.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value on the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended April 30, 2006, the distributor voluntarily waived a portion of its distribution and service fees.

See Notes to Financial Statements.

------
34

Mid Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $14.78
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        --(3)
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.05
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.05
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $14.83
================================================================================
  TOTAL RETURN(4)                                                        0.34%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     2.05%(5)
--------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (1.23)%(5)
--------------------------------------------------------------
Portfolio Turnover Rate                                                  4%(6)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $29
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
35

Mid Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $14.78
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income (Loss)(2)                                       (0.01)
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.07
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.06
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $14.84
================================================================================
  TOTAL RETURN(3)                                                        0.41%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.55%(4)
--------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.73)%(4)
--------------------------------------------------------------
Portfolio Turnover Rate                                                  4%(5)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $25
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
36

Small Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                      INVESTOR
                                                                        CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $16.86
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        --(3)
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.38
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $17.24
================================================================================
  TOTAL RETURN(4)                                                        2.25%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.30%(5)
--------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (0.90)%(5)
--------------------------------------------------------------
Portfolio Turnover Rate                                                  4%(6)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $26
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
37

Small Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                   INSTITUTIONAL
                                                                       CLASS
--------------------------------------------------------------------------------
                                                                      2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $16.86
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------
  Net Investment Income (Loss)(2)                                      --(3)
--------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                               0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                                      0.38
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $17.24
================================================================================
  TOTAL RETURN(4)                                                       2.31%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                    1.10%(5)
--------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets        (0.70)%(5)
--------------------------------------------------------------
Portfolio Turnover Rate                                                 4%(6)
--------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $26
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value on the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
38

Small Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
------------------------------------------------------------------------------------------------------------
                                                                       A CLASS
------------------------------------------------------------------------------------------------------------
                                           2006(1)    2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                        $17.02    $15.27      $14.38      $10.11      $13.38      $11.61
------------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)             --(2)(3)   (0.14)(3)   (0.15)(3)   (0.15)(3)   (0.12)(3)   (0.11)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                0.22      3.53        1.75        4.42       (3.15)       1.88
------------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.22      3.39        1.60        4.27       (3.27)       1.77
------------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                     --      (1.64)      (0.71)        --          --          --
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $17.24    $17.02      $15.27      $14.38      $10.11      $13.38
============================================================================================================
  TOTAL RETURN(4)                            1.29%    23.08%      10.99%      42.24%     (24.44)%     15.25%

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.40%(5)     1.40%       1.40%       1.40%        1.40%      1.40%
-----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                1.55%(5)(6)     1.86%       2.03%       2.21%        2.29%      2.46%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            (1.00)%(5)   (0.82)%     (1.05)%     (1.16)%      (1.10)%    (0.89)%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets
(Before Expense Waiver)              (1.15)%(5)(6)   (1.28)%     (1.68)%     (1.97)%      (1.99)%    (1.95)%
-----------------------------------
Portfolio Turnover Rate                         4%       81%         86%         98%          49%        58%
-----------------------------------
Net Assets, End of Period
(in thousands)                             $58,098   $55,085     $33,791     $23,914      $14,623    $13,997
------------------------------------------------------------------------------------------------------------

(1) April 1, 2006 through April 30, 2006 (unaudited). The fund's fiscal year was changed from March 31 to October 31, resulting in a one-month semiannual reporting period.

(2) Per-share amount was less than $0.005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended April 30, 2006, the distributor voluntarily waived a portion of its distribution and service fees.

See Notes to Financial Statements.

------
39

Small Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------
                                                                      B CLASS
-----------------------------------------------------------------------------------------------------------
                                           2006(1)   2006        2005        2004        2003        2002
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $16.34   $14.81      $14.06       $9.95      $13.25      $11.58
-----------------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income (Loss)            --(2)(3)   (0.24)(3)   (0.24)(3)   (0.23)(3)   (0.19)(3)   (0.11)
-----------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                0.21     3.41        1.70        4.34       (3.11)       1.78
-----------------------------------------------------------------------------------------------------------
  Total From Investment Operations           0.21     3.17        1.46        4.11       (3.30)       1.67
-----------------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains                    --      (1.64)      (0.71)        --          --          --
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $16.55   $16.34      $14.81      $14.06       $9.95      $13.25
===========================================================================================================
  TOTAL RETURN(4)                            1.29%   22.29%      10.23%      41.31%     (24.91)%     14.42%

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     2.05%(5)    2.05%       2.05%       2.05%        2.05%      2.05%
-----------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                2.30%(5)(6)    2.51%       2.68%       2.86%        2.94%      3.11%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets            (1.65)%(5)  (1.48)%     (1.70)%     (1.81)%      (1.74)%    (1.54)%
-----------------------------------
Ratio of Net Investment Income
(Loss) to Average Net Assets
(Before Expense Waiver)              (1.90)%(5)(6)  (1.94)%     (2.33)%     (2.62)%      (2.63)%    (2.60)%
-----------------------------------
Portfolio Turnover Rate                         4%      81%         86%         98%          49%        58%
-----------------------------------
Net Assets, End of Period
(in thousands)                              $8,341   $8,284      $6,986      $6,066       $3,674     $3,525
-----------------------------------------------------------------------------------------------------------

(1) April 1, 2006 through April 30, 2006 (unaudited). The fund's fiscal year was changed from March 31 to October 31, resulting in a one-month semiannual reporting period.

(2) Per-share amount was less than $0.005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended April 30, 2006, the distributor voluntarily waived a portion of its distribution and service fees.

See Notes to Financial Statements.

------
40

Small Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $16.86
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        --(3)
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.37
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.37
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $17.23
================================================================================
  TOTAL RETURN(4)                                                        2.19%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     2.30%(5)
-------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (1.90)%(5)
-------------------------------------------------------------
Portfolio Turnover Rate                                                  4%(6)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $57
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
41

Small Cap Growth - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2006(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $16.86
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------------------------
  Net Investment Income (Loss)(2)                                        --(3)
-------------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                                0.38
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.38
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $17.24
================================================================================
  TOTAL RETURN(4)                                                        2.25%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     1.80%(5)
-------------------------------------------------------------
Ratio of Net Investment Income (Loss) to Average Net Assets         (1.40)%(5)
-------------------------------------------------------------
Portfolio Turnover Rate                                                  4%(6)
-------------------------------------------------------------
Net Assets, End of Period (in thousands)                                   $26
--------------------------------------------------------------------------------

(1) April 3, 2006 (commencement of sale) through April 30, 2006 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the one-month period ended April 30, 2006.

See Notes to Financial Statements.

------
42

Approval of Management Agreement for Mid Cap Growth and Small Cap Growth

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund's independent directors each year. Under a Securities and
Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for its board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

At a meeting held December 13, 2005, the board of directors unanimously approved the initial management agreement for Mid Cap Growth and Small Cap Growth (the
"funds"). In advance of the board's consideration, American Century Investment
Management, Inc. (the "Advisor") provided information concerning the proposed funds. The information considered and the discussions held at the meeting included, but were not limited to:

* the nature, extent, and quality of investment management, shareholder services, and other services to be provided to the funds under the management agreement;

* the wide range of programs and services to be provided by the Advisor to the funds and their shareholders on a routine and non-routine basis; and

* data comparing the cost of owning the Investor Class of the funds to the cost of owning similar funds.

Consistent with the Advisor's business strategy for all of its funds, the
Advisor proposed a unified management fee. Under the unified fee structure, the
Advisor charges a single, all-inclusive fee for providing all services for the management and operation of the funds, except brokerage expenses, taxes, interest, the fees and expenses of the funds' independent directors (including their independent legal counsel), and extraordinary costs. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, record keeping, marketing, and shareholder services, or arranging and supervising third parties who provide such services. By contrast, most other fund groups are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees other advisors charge to their shareholders may be increased without shareholder approval. The Advisor and the board believe that the unified fee structure is a benefit to fund shareholders because it clearly discloses the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the Advisor the risk of increased costs of operating the funds and provides a direct incentive to minimize administrative inefficiencies.

The Advisor proposed to place Mid Cap Growth in an initial unified management fee for the fund of 1.05%. In evaluating the proposed fee, the board reviewed data comparing the total expense ratio of the Mid Cap Growth Investor Class to the total expense ratios of other funds in its applicable fund universe. The proposed fee level is in the lowest quartile of the total expense ratios of its peer group. The proposed fee also

(continued)

------
43

Approval of Management Agreement for Mid Cap Growth and Small Cap Growth

contains breakpoints that reduce fees as the overall fund complex and the fund increase in size.

The Advisor proposed to place Small Cap Growth in an initial unified management fee for the fund of 1.30%. In evaluating the proposed fee, the board reviewed data comparing the total expense ratio of the Small Cap Growth Investor Class to the total expense ratios of other funds in its applicable fund universe. The proposed fee level is below the median of the total expense ratios of its peer group. The proposed fee also contains breakpoints that reduce fees as the overall fund complex and the fund increase in size.

When considering the proposed fee, the board considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the total expense ratio of the funds would require the Advisor to assume a substantial part of the start-up costs of the funds and imposes on the Advisor the risk that the funds will grow to a level that will become profitable at the proposed fee level. The board is aware that the Advisor is likely to lose money on the funds initially and the board will receive information in connection with the annual contract renewal process that will enable it to determine when, if ever, adjustments to one or more breakpoints may be appropriate. Finally, the board considered the benefits to shareholders of adding the new funds to the American
Century product line.

Not specifically discussed, but important in the decision to approve the management agreement, is the directors' familiarity with the Advisor. The board of directors oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century complex. As such, the directors have confidence in the Advisor's integrity and competence in providing services to funds.

In their deliberations, the directors did not identify any single factor as being all important or controlling, and each director attributed different weights to various factors. However, based on their evaluation of all material factors and assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the overall arrangements between the funds and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be performed and should be approved.

At the meeting held December 13, 2005, the board of directors also unanimously approved an investment subadvisory agreement by which Mason Street Advisors LLC
("Mason Street") would be engaged to manage the investments of the funds. In approving the subadvisory agreement, the board considered all material factors including the nature, extent, and quality of investment management services to be provided to the funds under the agreement. As a part of this review, the board evaluated Mason Street's historical performance, investment experience, and capabilities, as well as its compliance policies, procedures, and regulatory experience. The management fees to be paid to Mason Street under the subadvisory agreement were subject to arm's length negotiation between the Advisor and Mason
Street and will be paid by the Advisor out of its unified management fee.

------
44

Share Class Information

Six classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, A Class, B Class, C Class and R Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares.
The total expense ratios of A Class, B Class, C Class and R Class shares are higher than that of Investor Class shares. Mid Cap Growth and Small Cap Growth are available for purchase only through financial intermediaries by investors who seek advice from them. The funds are closed to other investors, but those with open accounts may make additional investments and reinvest dividends and capital gains distributions as long as such accounts remain open.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the unified management fee of Institutional Class shares is 0.20% less than the unified management fee of
Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 5.75% to 0.00% for equity funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A
Class shares. The unified management fee for A Class shares is the same as for
Investor Class shares. A Class shares also are subject to a 0.25% annual Rule
12b-1 distribution and service fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% after the sixth year. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for B
Class shares is the same as for Investor Class shares. B Class shares also are subject to a 1.00% annual Rule 12b-1 distribution and service fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
45

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The unified management fee for C
Class shares is the same as for Investor Class shares. C Class shares also are subject to a Rule 12b-1 distribution and service fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. The unified management fee for R Class shares is the same as for Investor Class shares. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
46

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
47

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 2000(reg.sm) INDEX is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000(reg.sm) GROWTH INDEX measures the performance of those Russell
2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

The RUSSELL MIDCAP(reg.sm) INDEX measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP(reg.sm) GROWTH INDEX measures the performance of those
Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P MIDCAP 400 INDEX, a capitalization-weighted index consisting of 400 domestic stocks, measures the performance of the mid-size company segment of the
U.S. market.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
48

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY MUTUAL FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

0606
SH-SAN-49750N

American Century Investment Services, Inc., Distributor

(c)2006 American Century Proprietary Holdings, Inc. All rights reserved.

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY MUTUAL FUNDS, INC.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President

Date: June 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:   William M. Lyons
      Title:  President
              (principal executive officer)

Date: June 26, 2006

By:   /s/ Maryanne L. Roepke
      --------------------------------------------------
      Name:   Maryanne L. Roepke
      Title:  Sr. Vice President, Treasurer, and
              Chief Financial Officer
              (principal financial officer)

Date: June 26, 2006